UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2018

Date of reporting period: 06/30/2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2018 State Farm Mutual Fund Trust SEMI-ANNUAL REPORT Class A Shares Class B Shares Premier Shares Legacy Class B Shares Institutional Shares Class R-1, R-2 and R-3 Shares State Farm Equity Fund State Farm Small/Mid Cap Equity Fund State Farm International Equity Fund State Farm S&P 500 Index Fund State Farm Small Cap Index Fund State Farm International Index Fund State Farm Equity and Bond Fund State Farm Bond Fund State Farm Tax Advantaged Bond Fund State Farm Money Market Fund State Farm LifePath® Retirement Fund State Farm LifePath 2020 Fund State Farm LifePath 2030 Fund State Farm LifePath 2040 Fund State Farm LifePath 2050 Fund

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-4930) for a prospectus or summary prospectus containing this and other information. Read it carefully.

Investing involves risk, including potential for loss.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the

Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

The Funds may send one copy of each annual report, semi-annual report, prospectus, and proxy statement to an address shared by more than one shareholder, a practice commonly referred to as “householding” delivery of these documents. If the Fund documents you receive are being householded but you would like to receive individual copies of these documents, contact us to request individual delivery by writing to State Farm Investment Management Corp., P.O. Box 219548, Kansas City, Missouri 64121-9548 or by calling us at 1-800-447-4930. We will begin sending individual copies within 30 days after we receive notice that you have revoked your consent.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to equities, fixed income, and/or cash for those investors who have a specific date in mind (in this case years 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. The investment objectives of each LifePath Fund are adjusted over time to become more conservative as the target date approaches. The principal value of the LifePath Fund(s) is not guaranteed at any time, including at the target date.

Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin an Automatic Investment Plan, the minimum amount required for initial investment is $1,000 per Fund and subsequent investments is $50. Please consider signing up today for AIP by calling 1-800-447-4930 for assistance.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or by calling 1-800-447-4930 for assistance.

Service is only a phone call away

Fund prices are available to you 24 hours a day, 7 days a week.

Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website at statefarm.com

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

1-800-447-4930

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2018, for the State Farm Mutual Fund Trust (“the Trust”). We encourage your review and consideration of this entire report.

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

Market Review

During the 6-month period ended June 30, 2018, the U.S. equity markets experienced positive returns while the fixed income results were mixed and international equity returns turned negative.

Beginning the calendar year at 2,673, the S&P 500 Index3 hit a period and new historical closing price high of 2,872 on January 26. That record was followed shortly thereafter by a period low of 2,581 on February 8, after which the index staged a series of uneven climbs and pullbacks before finishing at 2,718. During this 6-month timeframe, U.S. equities entered the 10th year of their current bull market run, while the S&P 500 posted a 2.65% total return, including dividends.

As illustrated in the accompanying table, in addition to the 2.65% total return from large-cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) returned 2.35% and 7.66%, respectively, for the 6-month period ended June 30, 2018.

Rising corporate earnings, increasing consumer confidence, and historically low unemployment levels positively influenced the U.S. equity markets during this time, but these factors were partially offset by rising geopolitical tension, inflationary concerns, and interest rate increases.

Major Market Indices	Year-to-Date Total Return as of 6/30/2018
S&P 500 Index	2.65%
Russell Midcap Index	2.35%
Russell 2000 Index	7.66%
MSCI EAFE Free Index	-2.75%
MSCI All Country World Index ex-U.S. Index	-3.77%
MSCI Emerging Markets Index	-6.66%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.62%
Bloomberg Barclays Municipal Bond Index	-0.25%

Supported by increasing consumer confidence levels during a solid 2017 holiday shopping season, stocks moved higher early in the period after shrugging off the Federal Reserve’s (the “Fed”) December interest rate hike. Equities rose unevenly until late January when fears of inflation helped lead to a sharp pullback. Stocks rebounded by the end of February, but experienced additional volatility in March upon digesting other news, including the Trump administration introducing tariffs on steel and aluminum imports and the Fed voting to raise rates once again. Market volatility was present throughout the remainder of the 6-month period, as among other factors, stocks were impacted by threats of an ensuing trade war between the U.S. and its trading partners, as well as higher oil prices in April that contributed to a return of inflationary concerns. However, stocks still managed to finish April slightly higher, as reports of robust first-quarter corporate earnings positively influenced U.S. equity markets. These profits were, in part, influenced by the Tax Cuts and Jobs Act that became law in December 2017, which reduced the corporate tax rate. In May, earnings strength continued and U.S. unemployment fell to 3.8%, its lowest level in eighteen years. The Fed voted to raise rates once again in June, citing dynamics such as smoothly

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3

Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4

Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5

Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

progressing economic growth, a strengthening labor market, and inflation hovering around the Fed’s inflation target. The evidence of a healthier U.S. economy helped domestic equities finish the 6-month period with modest gains, despite the aforementioned concerns over rising inflation, protectionist trade policy, and less accommodative global monetary policy that had investors worried about a potential economic slowdown outside the U.S.

While 2017 was a banner year for the global economy, which grew at its fastest pace since 2011, international equity returns turned negative for the first half of 2018. Global economic growth slowed to 1.6% in the first quarter of the year, while the rise in U.S. bond yields and global trade concerns were factors that negatively influenced the international markets throughout this time period. Through June 2018, the MSCI EAFE Free® Index, MSCI All Country World Index (ACWI) ex-U.S. Index and MSCI Emerging Markets Index provided total returns of –2.75%, –3.77%, and –6.66%, respectively.6 Within the MSCI EAFE Free Index, Finland paced top performers with a 9.66% return, while Austria turned in the lowest at –8.69%. Emerging market equities began the year in positive territory but soon took a turn to the negative as rising interest rates in the United States contributed to a reversal in capital flows away from many emerging market countries and a rising dollar made the servicing of dollar denominated debt more costly. Turkey was the worst performer in the MSCI Emerging Markets Index, posting a –29.61% return.7 That return was partially influenced by a depreciating Turkish Lira, which has been negatively influenced by concerns regarding the monetary policy of the country’s president, who was reelected in June. Throughout the international markets, increasing concerns over a trade war between the U.S. and its trading partners, among other factors, dampened international equity returns during the time period ended June 30, 2018.

Among the major fixed income indices, the Bloomberg Barclays U.S. Aggregate Bond Index and Bloomberg Barclays Municipal Bond Index posted total returns of –1.62% and –0.25%, respectively, as yields rose and bond prices fell over the 6-month period.8 Both short-term (3-month) and long-term (10-year) yields increased, the latter of which hit a high of 3.11% in May — its highest level in four years —on the backdrop of a healthier U.S. economy and an increase in inflationary expectations.9 Despite the increase in long-term rates, the yield curve flattened. The spread between short and long-term yields tightened as short-term rates increased more during the period, influenced in part by the Fed’s interest rate hike in December and two subsequent hikes in March and June. Beginning the 6-month timeframe at 1.39% and 2.40% respectively, the yields on the 3-month and 10-year Treasury instruments finished the period higher at 1.93% and 2.85%.

6

Source: Bloomberg. The MSCI Europe, Australasia and Far East Free (EAFE Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, Israel, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2018, the MSCI ACWI ex-U.S. Index consisted of 45 developed and emerging market country indices. The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	Returns are reported in U.S. dollar terms for the MSCI EAFE Free Index, MSCI ACWI ex-US Index, and MSCI Emerging Markets Index.

8

Source: Bloomberg. The Bloomberg Barclays U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. The Bloomberg Barclays Municipal Bond Index is representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

9

Source: The U.S. Department of the Treasury. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. A 2-year U.S. Treasury Note and a 10-year U.S. Treasury Note are debt obligations issued by the U.S. Treasury with maturities of 2 and 10 years, respectively, and that pay interest every six months. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

Source: The U.S. Department of the Treasury (treasury.gov)

On May 23, 2018, the Board of Trustees for the Trust consented to seek shareholder approval of a proposed merger of the mutual funds within the Trust with similar BlackRock funds. We encourage you to read the proxy materials and vote your shares on or before the date of the shareholder meeting on September 14, 2018. Please refer to the Notes to the Financial Statements later in this report for details concerning the proposed merger.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and security type and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 14 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 10 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by maturity and based on total investments as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes a 0.69% allocation to the JPMorgan U.S. Government Money Market Fund Capital Shares.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Retirement Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total investments as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath 2020 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total investments as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm LifePath 2030 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total investments as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath 2040 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total investments as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath 2050 Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total investments as of June 30, 2018. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Premier, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Premier, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Premier, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$1,039.40	0.89%	$4.50
Class B Shares	$1,000.00	$1,039.77	0.89%	$4.50
Premier Shares	$1,000.00	$1,040.18	0.79%	$4.00
Legacy Class B Shares	$1,000.00	$1,040.21	0.89%	$4.50
Institutional Shares	$1,000.00	$1,040.11	0.89%	$4.50
Class R-1 Shares	$1,000.00	$1,039.36	0.96%	$4.85
Class R-2 Shares	$1,000.00	$1,039.51	0.96%	$4.85
Class R-3 Shares	$1,000.00	$1,039.14	0.96%	$4.85

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.38	0.89%	$4.46
Class B Shares	$1,000.00	$1,020.38	0.89%	$4.46
Premier Shares	$1,000.00	$1,020.88	0.79%	$3.96
Legacy Class B Shares	$1,000.00	$1,020.38	0.89%	$4.46
Institutional Shares	$1,000.00	$1,020.38	0.89%	$4.46
Class R-1 Shares	$1,000.00	$1,020.03	0.96%	$4.81
Class R-2 Shares	$1,000.00	$1,020.03	0.96%	$4.81
Class R-3 Shares	$1,000.00	$1,020.03	0.96%	$4.81

State Farm Small/Mid Cap Equity Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$1,075.04	0.84%	$4.32
Class B Shares	$1,000.00	$1,074.21	0.84%	$4.32
Premier Shares	$1,000.00	$1,075.26	0.74%	$3.81
Legacy Class B Shares	$1,000.00	$1,075.60	0.84%	$4.32
Institutional Shares	$1,000.00	$1,075.04	0.84%	$4.32
Class R-1 Shares	$1,000.00	$1,074.84	0.91%	$4.68
Class R-2 Shares	$1,000.00	$1,074.91	0.91%	$4.68
Class R-3 Shares	$1,000.00	$1,074.44	0.91%	$4.68

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.63	0.84%	$4.21
Class B Shares	$1,000.00	$1,020.63	0.84%	$4.21
Premier Shares	$1,000.00	$1,021.12	0.74%	$3.71
Legacy Class B Shares	$1,000.00	$1,020.63	0.84%	$4.21
Institutional Shares	$1,000.00	$1,020.63	0.84%	$4.21
Class R-1 Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-2 Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-3 Shares	$1,000.00	$1,020.28	0.91%	$4.56

State Farm International Equity Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$1,014.62	1.21%	$6.04
Class B Shares	$1,000.00	$1,014.22	1.21%	$6.04
Premier Shares	$1,000.00	$1,015.22	1.11%	$5.55
Legacy Class B Shares	$1,000.00	$1,013.98	1.21%	$6.04
Institutional Shares	$1,000.00	$1,014.45	1.21%	$6.04
Class R-1 Shares	$1,000.00	$1,013.98	1.28%	$6.39
Class R-2 Shares	$1,000.00	$1,014.65	1.28%	$6.39
Class R-3 Shares	$1,000.00	$1,014.47	1.28%	$6.39

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.79	1.21%	$6.06
Class B Shares	$1,000.00	$1,018.79	1.21%	$6.06
Premier Shares	$1,000.00	$1,019.29	1.11%	$5.56
Legacy Class B Shares	$1,000.00	$1,018.79	1.21%	$6.06
Institutional Shares	$1,000.00	$1,018.79	1.21%	$6.06
Class R-1 Shares	$1,000.00	$1,018.45	1.28%	$6.41
Class R-2 Shares	$1,000.00	$1,018.45	1.28%	$6.41
Class R-3 Shares	$1,000.00	$1,018.45	1.28%	$6.41

State Farm S&P 500 Index Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$1,024.80	0.39%	$1.96
Class B Shares	$1,000.00	$1,024.59	0.39%	$1.96
Premier Shares	$1,000.00	$1,025.15	0.29%	$1.46
Legacy Class B Shares	$1,000.00	$1,024.84	0.39%	$1.96
Institutional Shares	$1,000.00	$1,024.56	0.39%	$1.96
Class R-1 Shares	$1,000.00	$1,024.18	0.46%	$2.31
Class R-2 Shares	$1,000.00	$1,024.32	0.46%	$2.31
Class R-3 Shares	$1,000.00	$1,024.11	0.46%	$2.31

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.86	0.39%	$1.96
Class B Shares	$1,000.00	$1,022.86	0.39%	$1.96
Premier Shares	$1,000.00	$1,023.36	0.29%	$1.45
Legacy Class B Shares	$1,000.00	$1,022.86	0.39%	$1.96
Institutional Shares	$1,000.00	$1,022.86	0.39%	$1.96
Class R-1 Shares	$1,000.00	$1,022.51	0.46%	$2.31
Class R-2 Shares	$1,000.00	$1,022.51	0.46%	$2.31
Class R-3 Shares	$1,000.00	$1,022.51	0.46%	$2.31

State Farm Small Cap Index Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$1,073.73	0.48%	$2.47
Class B Shares	$1,000.00	$1,073.59	0.48%	$2.47
Premier Shares	$1,000.00	$1,074.47	0.38%	$1.95
Legacy Class B Shares	$1,000.00	$1,074.18	0.48%	$2.47
Institutional Shares	$1,000.00	$1,074.22	0.48%	$2.47
Class R-1 Shares	$1,000.00	$1,073.37	0.55%	$2.83
Class R-2 Shares	$1,000.00	$1,073.73	0.55%	$2.83
Class R-3 Shares	$1,000.00	$1,074.14	0.55%	$2.83

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.41	0.48%	$2.41
Class B Shares	$1,000.00	$1,022.41	0.48%	$2.41
Premier Shares	$1,000.00	$1,022.91	0.38%	$1.91
Legacy Class B Shares	$1,000.00	$1,022.41	0.48%	$2.41
Institutional Shares	$1,000.00	$1,022.41	0.48%	$2.41
Class R-1 Shares	$1,000.00	$1,022.07	0.55%	$2.76
Class R-2 Shares	$1,000.00	$1,022.07	0.55%	$2.76
Class R-3 Shares	$1,000.00	$1,022.07	0.55%	$2.76

State Farm International Index Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$970.39	0.57%	$2.78
Class B Shares	$1,000.00	$970.43	0.57%	$2.78
Premier Shares	$1,000.00	$971.08	0.47%	$2.30
Legacy Class B Shares	$1,000.00	$970.52	0.57%	$2.78
Institutional Shares	$1,000.00	$970.43	0.57%	$2.78
Class R-1 Shares	$1,000.00	$970.43	0.64%	$3.13
Class R-2 Shares	$1,000.00	$970.32	0.64%	$3.13
Class R-3 Shares	$1,000.00	$969.70	0.64%	$3.13

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.97	0.57%	$2.86
Class B Shares	$1,000.00	$1,021.97	0.57%	$2.86
Premier Shares	$1,000.00	$1,022.46	0.47%	$2.36
Legacy Class B Shares	$1,000.00	$1,021.97	0.57%	$2.86
Institutional Shares	$1,000.00	$1,021.97	0.57%	$2.86
Class R-1 Shares	$1,000.00	$1,021.62	0.64%	$3.21
Class R-2 Shares	$1,000.00	$1,021.62	0.64%	$3.21
Class R-3 Shares	$1,000.00	$1,021.62	0.64%	$3.21

State Farm Equity and Bond Fund2

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$1,015.91	0.00%	$0.00
Class B Shares	$1,000.00	$1,015.89	0.00%	$0.00
Premier Shares	$1,000.00	$1,016.20	-0.10%	-$0.50
Legacy Class B Shares	$1,000.00	$1,015.69	0.00%	$0.00
Institutional Shares	$1,000.00	$1,015.88	0.00%	$0.00
Class R-1 Shares	$1,000.00	$1,015.72	0.07%	$0.35
Class R-2 Shares	$1,000.00	$1,014.93	0.07%	$0.35
Class R-3 Shares	$1,000.00	$1,015.74	0.07%	$0.35

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,024.79	0.00%	$0.00
Class B Shares	$1,000.00	$1,024.79	0.00%	$0.00
Premier Shares	$1,000.00	$1,025.29	-0.10%	-$0.50
Legacy Class B Shares	$1,000.00	$1,024.79	0.00%	$0.00
Institutional Shares	$1,000.00	$1,024.79	0.00%	$0.00
Class R-1 Shares	$1,000.00	$1,024.45	0.07%	$0.35
Class R-2 Shares	$1,000.00	$1,024.45	0.07%	$0.35
Class R-3 Shares	$1,000.00	$1,024.45	0.07%	$0.35

State Farm Bond Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$979.66	0.40%	$1.96
Class B Shares	$1,000.00	$979.63	0.40%	$1.96
Premier Shares	$1,000.00	$981.05	0.30%	$1.47
Legacy Class B Shares	$1,000.00	$980.60	0.40%	$1.96
Institutional Shares	$1,000.00	$980.54	0.40%	$1.96
Class R-1 Shares	$1,000.00	$979.33	0.47%	$2.31
Class R-2 Shares	$1,000.00	$980.17	0.47%	$2.31
Class R-3 Shares	$1,000.00	$980.23	0.47%	$2.31

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.81	0.40%	$2.01
Class B Shares	$1,000.00	$1,022.81	0.40%	$2.01
Premier Shares	$1,000.00	$1,023.31	0.30%	$1.51
Legacy Class B Shares	$1,000.00	$1,022.81	0.40%	$2.01
Institutional Shares	$1,000.00	$1,022.81	0.40%	$2.01
Class R-1 Shares	$1,000.00	$1,022.46	0.47%	$2.36
Class R-2 Shares	$1,000.00	$1,022.46	0.47%	$2.36
Class R-3 Shares	$1,000.00	$1,022.46	0.47%	$2.36

State Farm Tax Advantaged Bond Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$998.36	0.41%	$2.03
Class B Shares	$1,000.00	$997.50	0.41%	$2.03
Premier Shares	$1,000.00	$997.98	0.31%	$1.54
Legacy Class B Shares	$1,000.00	$997.50	0.41%	$2.03

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.76	0.41%	$2.06
Class B Shares	$1,000.00	$1,022.76	0.41%	$2.06
Premier Shares	$1,000.00	$1,023.26	0.31%	$1.56
Legacy Class B Shares	$1,000.00	$1,022.76	0.41%	$2.06

State Farm Money Market Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$1,005.52	0.43%	$2.14
Class B Shares	$1,000.00	$1,005.51	0.43%	$2.14
Premier Shares	$1,000.00	$1,006.02	0.33%	$1.64
Legacy Class B Shares	$1,000.00	$1,005.65	0.43%	$2.14
Institutional Shares	$1,000.00	$1,005.53	0.43%	$2.14
Class R-1 Shares	$1,000.00	$1,005.17	0.50%	$2.49
Class R-2 Shares	$1,000.00	$1,005.18	0.50%	$2.49
Class R-3 Shares	$1,000.00	$1,005.18	0.50%	$2.49

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.66	0.43%	$2.16
Class B Shares	$1,000.00	$1,022.66	0.43%	$2.16
Premier Shares	$1,000.00	$1,023.16	0.33%	$1.66
Legacy Class B Shares	$1,000.00	$1,022.66	0.43%	$2.16
Institutional Shares	$1,000.00	$1,022.66	0.43%	$2.16
Class R-1 Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class R-2 Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class R-3 Shares	$1,000.00	$1,022.32	0.50%	$2.51

State Farm LifePath Retirement Fund2

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$995.00	0.54%	$2.67
Class B Shares	$1,000.00	$995.78	0.54%	$2.67
Premier Shares	$1,000.00	$996.30	0.44%	$2.18
Legacy Class B Shares	$1,000.00	$995.14	0.54%	$2.67
Institutional Shares	$1,000.00	$995.11	0.54%	$2.67
Class R-1 Shares	$1,000.00	$994.63	0.61%	$3.02
Class R-2 Shares	$1,000.00	$994.75	0.61%	$3.02
Class R-3 Shares	$1,000.00	$994.80	0.61%	$3.02

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Premier Shares	$1,000.00	$1,022.61	0.44%	$2.21
Legacy Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Institutional Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-2 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-3 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2020 Fund2

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$995.32	0.54%	$2.67
Class B Shares	$1,000.00	$995.97	0.53%	$2.62
Premier Shares	$1,000.00	$995.97	0.44%	$2.18
Legacy Class B Shares	$1,000.00	$995.35	0.53%	$2.62
Institutional Shares	$1,000.00	$996.00	0.54%	$2.67
Class R-1 Shares	$1,000.00	$995.30	0.61%	$3.02
Class R-2 Shares	$1,000.00	$995.30	0.61%	$3.02
Class R-3 Shares	$1,000.00	$995.32	0.61%	$3.02

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class B Shares	$1,000.00	$1,022.17	0.53%	$2.66
Premier Shares	$1,000.00	$1,022.61	0.44%	$2.21
Legacy Class B Shares	$1,000.00	$1,022.17	0.53%	$2.66
Institutional Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-2 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-3 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2030 Fund2

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$997.57	0.54%	$2.67
Class B Shares	$1,000.00	$997.56	0.54%	$2.67
Premier Shares	$1,000.00	$998.18	0.44%	$2.18
Legacy Class B Shares	$1,000.00	$997.58	0.54%	$2.67
Institutional Shares	$1,000.00	$997.58	0.54%	$2.67
Class R-1 Shares	$1,000.00	$997.55	0.61%	$3.02
Class R-2 Shares	$1,000.00	$997.56	0.61%	$3.02
Class R-3 Shares	$1,000.00	$996.98	0.61%	$3.02

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Premier Shares	$1,000.00	$1,022.61	0.44%	$2.21
Legacy Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Institutional Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-2 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-3 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2040 Fund2

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$998.87	0.54%	$2.68
Class B Shares	$1,000.00	$998.87	0.54%	$2.68
Premier Shares	$1,000.00	$999.44	0.44%	$2.18
Legacy Class B Shares	$1,000.00	$998.88	0.54%	$2.68
Institutional Shares	$1,000.00	$998.88	0.54%	$2.68
Class R-1 Shares	$1,000.00	$998.30	0.61%	$3.02
Class R-2 Shares	$1,000.00	$998.30	0.61%	$3.02
Class R-3 Shares	$1,000.00	$998.89	0.61%	$3.02

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Premier Shares	$1,000.00	$1,022.61	0.44%	$2.21
Legacy Class B Shares	$1,000.00	$1,022.12	0.54%	$2.71
Institutional Shares	$1,000.00	$1,022.12	0.54%	$2.71
Class R-1 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-2 Shares	$1,000.00	$1,021.77	0.61%	$3.06
Class R-3 Shares	$1,000.00	$1,021.77	0.61%	$3.06

State Farm LifePath 2050 Fund2

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio Based on the Period January 1, 2018 to June 30, 2018	Expenses Paid During Period January 1, 2018 to June 30, 2018[1]
Actual
Class A Shares	$1,000.00	$999.19	0.57%	$2.83
Premier Shares	$1,000.00	$999.19	0.47%	$2.33
Class R-1 Shares	$1,000.00	$999.19	0.64%	$3.17
Class R-2 Shares	$1,000.00	$999.20	0.64%	$3.17

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.97	0.57%	$2.86
Premier Shares	$1,000.00	$1,022.46	0.47%	$2.36
Class R-1 Shares	$1,000.00	$1,021.62	0.64%	$3.21
Class R-2 Shares	$1,000.00	$1,021.62	0.64%	$3.21

[1]

Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	The expense examples do not reflect acquired fund fees and expenses.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 15, 2018, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), on behalf of its fifteen separate series (each, a “Fund,” and together, the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, and (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and BlackRock Fund Advisors (“BlackRock”) with respect to the State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”), the State Farm Small Cap Index Fund (the “Small Cap Index Fund”), the State Farm International Index Fund (the “International Index Fund”), the State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”), the State Farm LifePath® 2020 Fund (the “LifePath 2020 Fund”), the State Farm LifePath® 2030 Fund (the “LifePath 2030 Fund”), the State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) and the State Farm LifePath® 2050 Fund (the “LifePath 2050 Fund”). Together, the sub-advisory agreements between SFIMC and Westwood, Marsico, Northern Cross, Bridgeway and BlackRock will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for eleven of the Funds. With respect to the Small/Mid Cap Equity Fund, Bridgeway sub-advises approximately 50% of the Fund’s portfolio and SFIMC invests the other portion of that Fund’s portfolio. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The eleven sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway (approximately one-half of the portfolio)
S&P 500 Index Fund	BlackRock
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	BlackRock
International Index Fund	BlackRock
LifePath Retirement Fund	BlackRock
LifePath 2020 Fund	BlackRock
LifePath 2030 Fund	BlackRock
LifePath 2040 Fund	BlackRock
LifePath 2050 Fund	BlackRock

Prior to the June 15, 2018 meeting, independent legal counsel to the Independent Trustees sent Westwood, Marsico, Northern Cross, Bridgeway and BlackRock (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 15th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees also considered contract review materials at meetings held on March 16, 2018 and May 23, 2018, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, as well as the returns of one or more appropriate Morningstar Category Average composite(s), which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications. The performance of the Funds is discussed below for certain periods (one-, three-, five-and ten-year periods, as applicable) ending on March 31, 2018.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, with each Fund having a minimal level of tracking error. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Equity Fund, Small/Mid Cap Equity Fund and International Equity Fund, including as compared to their applicable Morningstar Category Average composites. The Board noted that over the previous one-year period, the relative performance of the Equity Fund and the International Equity Fund had improved. The Board considered the performance of the Small/Mid Cap Equity Fund, which lagged during the three-, five- and ten-year time periods ended March 31, 2018. SFIMC management explained that it had attempted to address the relative underperformance of the Small/Mid Cap Equity Fund in April 2017 when it terminated a previous sub-adviser to a portion of the fund. Since May 1, 2017, that portion of the Small/Mid Cap Equity Fund has been invested in shares of the BlackRock iShares Core S&P Mid-Cap ETF, which has helped relative performance of the Small/Mid Cap Equity Fund. SFIMC noted that the relative performance of the Small/Mid Cap Equity Fund had improved over the one-year period ended March 31, 2018. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Tax Advantaged Bond Fund, the Bond Fund, the Money Market Fund and the Equity and Bond Fund. The Tax Advantaged Bond Fund outperformed its applicable Morningstar Category Average composite over the three-, five-and ten-year time frames ending March 31, 2018. The performance of the Bond Fund was in the third quartile compared to its applicable Morningstar Category Average composite over the three-, five- and ten-year time frames. The performance of the Money Market Fund was competitive with this Fund’s benchmark and the narrow performance range of its Morningstar Category Average composite. The Board considered that the performance of the Equity and Bond Fund, noting that compared to its Morningstar Category Average composite the Fund ranked in the top quartile for the three- and five-year periods. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively the “LifePath Funds”) for the three-, five- and ten-year periods. The Board considered each LifePath Fund’s performance compared to its Morningstar Category Average composite. SFIMC management informed the Board that the LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund each had one or more periods of underperformance. However, SFIMC management explained to the Board that the amount of underperformance by these Funds in any one period was relatively small and also indicated that each Fund had shown better short-term performance. After extensively reviewing all of this and other performance information, the Board concluded that the LifePath Funds’ performance over the periods reviewed was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures, and evaluated the relative rankings of each Fund’s net total, net management and net operating expenses within those peer groups. The Board also took note that SFIMC does not manage any institutional clients, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated.

The Board considered that the net total expenses of each Fund within Mutual Fund Trust had ranked in one of the top three quartiles of its respective peer group. Considering this information and other information provided by SFIMC, the Board concluded that the advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by a Fund as the Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. The Board considered that the Advisory Agreement and the Sub-Advisory Agreements include breakpoints for several of the Funds. The Board also noted that, to achieve certain breakpoints, assets of certain Funds are aggregated with assets of mutual funds from another trust advised by SFIMC. Despite the breakpoints that exist in the Advisory and Sub-Advisory Agreements, SFIMC management does not anticipate that the Funds will experience significant new economies of scale because State Farm VP Management Corp. registered representatives currently are not selling new Fund accounts. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets and/or existing investors making additional contributions into those accounts.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. The Board noted that BlackRock, as sub-adviser, may select a broker that is an affiliated person of BlackRock to execute securities transactions for the Funds sub-advised by BlackRock. When this occurs, a Fund sub-advised by BlackRock will pay brokerage commissions to an affiliated person of BlackRock. Other than potentially paying brokerage commissions to an affiliated person of BlackRock, SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that SFIMC or a Sub-Adviser (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Mutual Fund Trust, particularly because other than noted above these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to minimize conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2019, and

•	Continuation of each Existing Sub-Advisory Agreement through June 30, 2019.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (97.69%)
Consumer Discretionary (8.59%)
Amazon.com Inc. (a)	4,500	$7,649,100
Comcast Corp. Class A	227,605	7,467,720
Domino’s Pizza Inc.	17,700	4,994,409
Home Depot Inc., The	38,075	7,428,433
Lear Corp.	23,000	4,273,630
Marriott International Inc. Class A	20,000	2,532,000
Netflix Inc. (a)	21,400	8,376,602
Target Corp.	40,900	3,113,308
Toll Brothers Inc.	74,700	2,763,153
Walt Disney Co., The	61,450	6,440,574

		55,038,929

Consumer Staples (7.48%)
Campbell Soup Co.	54,700	2,217,538
Coca-Cola Co., The	69,700	3,057,042
Colgate-Palmolive Co.	88,625	5,743,786
Constellation Brands Inc. Class A	15,200	3,326,824
Estee Lauder Companies Inc. Class A, The	21,300	3,039,297
General Mills Inc.	182,265	8,067,049
Hormel Foods Corp.	181,795	6,764,592
Kellogg Co.	46,400	3,241,968
PepsiCo Inc.	54,675	5,952,467
Sysco Corp.	48,000	3,277,920
Walgreens Boots Alliance Inc.	53,800	3,228,807

		47,917,290

Energy (3.61%)
Chevron Corp.	48,125	6,084,444
Diamondback Energy Inc.	49,800	6,552,186
EOG Resources Inc.	52,175	6,492,135
Halliburton Co.	89,025	4,011,467

		23,140,232

Financials (12.50%)
Arthur J. Gallagher & Co.	87,990	5,743,987
Bank of America Corp.	339,625	9,574,029
BB&T Corp.	60,990	3,076,336
Capital One Financial Corp.	34,000	3,124,600
Chubb Ltd.	42,580	5,408,512
Intercontinental Exchange Inc.	87,465	6,433,051
Jefferies Financial Group Inc.	113,700	2,585,538
JPMorgan Chase & Co.	94,825	9,880,765
Morgan Stanley	103,900	4,924,860
Progressive Corp., The	44,300	2,620,345
Reinsurance Group of America Inc.	18,100	2,415,988
S&P Global Inc.	18,300	3,731,187
State Street Corp.	34,800	3,239,530
U.S. Bancorp	111,075	5,555,972
Wells Fargo & Co.	104,615	5,799,856
Western Alliance Bancorp (a)	105,450	5,969,525

		80,084,081

Health Care (14.75%)
Abbott Laboratories	124,660	7,603,013

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AbbVie Inc.	50,600	$4,688,090
ABIOMED Inc. (a)	17,000	6,953,850
Align Technology Inc. (a)	19,400	6,637,516
Becton, Dickinson and Co.	28,140	6,741,218
Cigna Corp.	15,300	2,600,235
CVS Health Corp.	96,935	6,237,767
Gilead Sciences Inc.	49,900	3,534,916
HCA Healthcare Inc.	46,000	4,719,600
IDEXX Laboratories Inc. (a)	30,600	6,668,964
Johnson & Johnson	80,550	9,773,937
Medtronic PLC	91,410	7,825,610
Mettler-Toledo International Inc. (a)	7,600	4,397,588
UnitedHealth Group Inc.	47,671	11,695,604
Vertex Pharmaceuticals Inc. (a)	26,000	4,418,960

		94,496,868

Industrials (11.99%)
American Airlines Group Inc.	74,100	2,812,836
Boeing Co., The	40,875	13,713,971
Caterpillar Inc.	17,300	2,347,091
FedEx Corp.	38,575	8,758,840
General Dynamics Corp.	32,099	5,983,575
Honeywell International Inc.	65,275	9,402,864
Huntington Ingalls Industries Inc.	17,600	3,815,504
Rollins Inc.	77,100	4,053,918
Toro Co., The	50,200	3,024,550
TransUnion	48,200	3,453,048
Union Pacific Corp.	54,750	7,756,980
United Continental Holdings Inc. (a)	44,100	3,075,093
United Rentals Inc. (a)	36,200	5,343,844
Waste Management Inc.	40,100	3,261,733

		76,803,847

Information Technology (26.21%)
Accenture PLC Class A	21,600	3,533,544
Adobe Systems Inc. (a)	11,100	2,706,291
Alphabet Inc. Class A (a)	5,837	6,591,082
Amdocs Ltd.	94,883	6,280,306
Amphenol Corp. Class A	42,400	3,695,160
Apple Inc.	34,600	6,404,806
Applied Materials Inc.	119,000	5,496,610
Arista Networks Inc. (a)	14,800	3,810,852
Booz Allen Hamilton Holding Corp.	138,337	6,049,477
Broadcom Inc.	23,535	5,710,532
Cadence Design Systems Inc. (a)	98,100	4,248,711
Cognex Corp.	44,000	1,962,840
DXC Technology Co.	33,000	2,660,130
Electronic Arts Inc. (a)	21,300	3,003,726
GoDaddy Inc. Class A (a)	43,300	3,056,980
Intel Corp.	74,700	3,713,337
Intuit Inc.	34,600	7,068,953
IPG Photonics Corp. (a)	12,000	2,647,560
KLA-Tencor Corp.	32,400	3,321,972
Lam Research Corp.	55,825	9,649,351
Mastercard Inc. Class A	24,400	4,795,088

See accompanying notes to financial statements.	21

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Microchip Technology Inc.	28,900	$2,628,455
Micron Technology Inc. (a)	119,300	6,256,092
Microsoft Corp.	88,005	8,678,173
Motorola Solutions Inc.	65,875	7,665,874
NVIDIA Corp.	27,300	6,467,370
ON Semiconductor Corp. (a)	193,700	4,306,920
Oracle Corp.	122,425	5,394,046
Red Hat Inc. (a)	20,100	2,700,837
ServiceNow Inc. (a)	36,100	6,226,167
SS&C Technologies Holdings Inc.	33,000	1,712,700
Take-Two Interactive Software Inc. (a)	31,700	3,752,012
Texas Instruments Inc.	53,000	5,843,250
Total System Services Inc.	39,200	3,313,184
VeriSign Inc. (a)	28,000	3,847,760
Western Digital Corp.	35,700	2,763,536

		167,963,684

Materials (3.77%)
Avery Dennison Corp.	27,200	2,777,120
Ecolab Inc.	24,300	3,410,019
LyondellBasell Industries NV Class A	33,100	3,636,035
Packaging Corporation of America	21,600	2,414,664
Sherwin-Williams Co., The	16,355	6,665,807
Southern Copper Corp.	111,500	5,226,005

		24,129,650

Real Estate (3.02%)
Equity LifeStyle Properties Inc.	25,500	2,343,450
Extra Space Storage Inc.	35,300	3,523,293
Public Storage	31,300	7,100,718
Simon Property Group Inc.	37,525	6,386,380

		19,353,841

Telecommunication Services (2.38%)
AT&T Inc.	336,370	10,800,841
T-Mobile US Inc. (a)	74,400	4,445,400

		15,246,241

	Shares	Value
Common Stocks (Cont.)
Utilities (3.39%)
ALLETE Inc.	43,588	$3,374,147
CMS Energy Corp.	133,310	6,302,897
NextEra Energy Inc.	37,675	6,292,855
WEC Energy Group Inc.	89,500	5,786,175

		21,756,074

Total Common Stocks
(cost $471,550,837)		625,930,737

Short-term Investments (2.38%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.79% (b)	15,225,781	15,225,781

Total Short-term Investments
(cost $15,225,781)		15,225,781

TOTAL INVESTMENTS (100.07%)
(cost $486,776,618)		641,156,518
LIABILITIES, NET OF OTHER ASSETS (-0.07%)		(416,742)

NET ASSETS (100.00%)		$640,739,776

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

22	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (49.82%)
Consumer Discretionary (7.33%)
American Axle & Manufacturing Holdings Inc. (a)	104,500	$1,626,020
Big 5 Sporting Goods Corp.	92,300	701,480
Caleres Inc.	27,600	949,164
Conn’s Inc. (a)	49,000	1,617,000
Dana Inc.	66,500	1,342,635
Fossil Group Inc. (a)	155,800	4,186,346
KB Home	61,900	1,686,156
LGI Homes Inc. (a)	29,600	1,708,808
Modine Manufacturing Co. (a)	30,000	547,500
Office Depot Inc.	366,500	934,575
Tailored Brands Inc.	84,100	2,146,232
Tower International Inc.	56,300	1,790,340
Weight Watchers International Inc. (a)	36,900	3,730,590

		22,966,846

Consumer Staples (1.93%)
Darling Ingredients Inc. (a)	84,300	1,675,884
Dean Foods Co.	108,700	1,142,437
Sanderson Farms Inc.	21,100	2,218,665
SUPERVALU Inc. (a)	49,442	1,014,550

		6,051,536

Energy (4.55%)
Arch Coal Inc. Class A	18,800	1,474,484
California Resources Corp. (a)	131,725	5,985,584
Cloud Peak Energy Inc. (a)	238,700	833,063
Denbury Resources Inc. (a)	267,100	1,284,751
Par Pacific Holdings Inc. (a)	39,300	683,034
Rowan Companies PLC Class A (a)	142,600	2,312,972
W&T Offshore Inc. (a)	234,600	1,677,390

		14,251,278

Financials (12.49%)
American Equity Investment Life Holding Co.	101,300	3,646,800
Argo Group International Holdings Ltd.	33,925	1,972,739
Banco Latinoamericano de Comercio Exterior SA	64,700	1,592,267
Banner Corp.	26,300	1,581,419
Capitol Federal Financial Inc.	123,200	1,621,312
CNO Financial Group Inc.	38,500	733,040
Enova International Inc. (a)	54,400	1,988,320
Enstar Group Ltd. (a)	7,700	1,596,210
FBL Financial Group Inc. Class A	20,000	1,575,000
First BanCorp (a)	237,000	1,813,050
Flagstar Bancorp Inc. (a)	24,200	829,092
Investors Bancorp Inc.	148,600	1,900,594
Kearny Financial Corp.	129,500	1,741,775
National Western Life Group Inc. Class A	6,700	2,058,642
Nationstar Mortgage Holdings Inc. (a)	101,500	1,779,295
Ocwen Financial Corp. (a)	402,000	1,591,920
Provident Financial Services Inc.	56,100	1,544,433
Selective Insurance Group Inc.	49,200	2,706,000

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Stifel Financial Corp.	21,800	$1,139,050
Tristate Capital Holdings Inc. (a)	81,700	2,132,370
Walker & Dunlop Inc.	50,300	2,799,195
Washington Trust Bancorp Inc.	13,800	801,780

		39,144,303

Health Care (2.88%)
Community Health Systems Inc. (a)	72,100	239,372
Enanta Pharmaceuticals Inc. (a)	13,900	1,611,010
LHC Group Inc. (a)	30,800	2,636,172
Magellan Health Inc. (a)	22,700	2,178,065
Triple-S Management Corp. Class B (a)	60,100	2,347,506

		9,012,125

Industrials (6.76%)
Acco Brands Corp.	213,000	2,950,050
Aircastle Ltd.	56,600	1,160,300
Albany International Corp. Class A	17,000	1,022,550
EMCOR Group Inc.	11,500	876,070
Federal Signal Corp.	53,800	1,253,002
GATX Corp.	34,200	2,538,666
Greenbrier Companies Inc., The	41,800	2,204,950
Meritor Inc. (a)	95,900	1,972,663
Moog Inc. Class A	8,500	662,660
SkyWest Inc.	52,000	2,698,800
Spartan Motors Inc.	96,600	1,458,660
Sterling Construction Company Inc. (a)	129,700	1,689,991
Triton International Ltd. of Bermuda	23,000	705,180

		21,193,542

Information Technology (4.88%)
AVX Corp.	96,600	1,513,722
CTS Corp.	24,800	892,800
ePlus inc. (a)	23,800	2,239,580
Rosetta Stone Inc. (a)	60,900	976,227
Sanmina Corp. (a)	64,400	1,886,920
Systemax Inc.	51,700	1,774,861
Tech Data Corp. (a)	17,500	1,437,100
TTM Technologies Inc. (a)	60,000	1,057,800
Unisys Corp. (a)	68,000	877,200
Vishay Intertechnology Inc.	113,400	2,630,880

		15,287,090

Materials (2.23%)
Ryerson Holding Corp. (a)	152,000	1,694,800
SunCoke Energy Inc. (a)	174,800	2,342,320
Verso Corp. Class A (a)	64,600	1,405,696
Warrior Met Coal Inc.	55,600	1,532,892

		6,975,708

Real Estate (3.80%)
CBL & Associates Properties Inc.	197,900	1,102,303
Cousins Properties Inc.	209,400	2,029,086
Education Realty Trust Inc.	41,600	1,726,400

See accompanying notes to financial statements.	23

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Global Net Lease Inc.	70,700	$1,444,401
Healthcare Realty Trust Inc.	37,000	1,075,960
Select Income REIT	90,600	2,035,782
Sunstone Hotel Investors Inc.	70,800	1,176,696
Washington Prime Group Inc.	162,000	1,313,820

		11,904,448

Telecommunication Services (1.47%)
Intelsat SA (a)	262,500	4,373,250
Windstream Holdings Inc. (a)	43,720	230,404

		4,603,654

Utilities (1.50%)
ALLETE Inc.	17,300	1,339,193
NorthWestern Corp.	26,300	1,505,675
ONE Gas Inc.	24,700	1,846,078

		4,690,946

Total Common Stocks
(cost $122,562,861)		156,081,476

	Shares	Value
Exchange-Traded Funds (48.31%)
iShares Core S&P Mid-Cap ETF	776,951	$151,334,516

Total Exchange-Traded Funds
(cost $134,209,873)		151,334,516

Short-term Investments (1.71%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.79% (b)	5,363,742	5,363,742

Total Short-term Investments
(cost $5,363,742)		5,363,742

TOTAL INVESTMENTS (99.84%)
(cost $262,136,476)		312,779,734
OTHER ASSETS, NET OF LIABILITIES (0.16%)		491,950

NET ASSETS (100.00%)		$313,271,684

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

24	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (94.76%)
Australia (1.40%)
Domino’s Pizza Enterprises Ltd.	59,707	$2,305,918

Austria (0.71%)
Bawag Group AG (b)	24,999	1,163,138

Belgium (2.21%)
Anheuser-Busch InBev SA/NV	36,054	3,636,583

Brazil (0.30%)
Ambev SA	15,500	71,906
Ambev SA ADR	15,544	71,969
PagSeguro Digital Ltd. Class A (c)	12,625	350,344

		494,219

Canada (2.14%)
Constellation Software Inc.	2,235	1,733,309
Dollarama Inc.	46,074	1,785,974

		3,519,283

Chile (0.03%)
Liberty Latin America Ltd. Class A (c)	1,032	19,732
Liberty Latin America Ltd. Class C (c)	1,221	23,663

		43,395

China (4.53%)
58.com Inc ADR (c)	8,149	565,051
Alibaba Group Holding Ltd. Sponsored ADR (c)	29,742	5,518,033
Ctrip.com International Ltd. ADR (c)	28,887	1,375,888

		7,458,972

Colombia (2.93%)
Bancolombia SA Sponsored ADR	21,422	1,023,543
Cementos Argos SA	154,619	516,970
Grupo Argos SA	180,839	1,225,316
Grupo Aval Acciones y Valores SA ADR	76,133	631,143
Grupo de Inversiones Suramericana	112,086	1,437,858

		4,834,830

Denmark (0.68%)
Novo Nordisk A/S Class B	24,121	1,114,162

France (9.51%)
AXA SA	46,338	1,132,212
Compagnie Generale des Etablissements Michelin	10,427	1,261,438
Essilor International SA	11,658	1,643,733
Eurofins Scientific SE	3,691	2,047,067
JC Decaux SA	9,652	322,296
L’Oreal SA	6,563	1,617,954
Orange SA	61,534	1,027,134
Pernod Ricard SA	9,675	1,579,007
Schneider Electric SE (Paris)	17,663	1,468,974
UbiSoft Entertainment SA (c)	15,614	1,706,738

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Vivendi	76,282	$1,866,080

		15,672,633

Germany (12.44%)
Allianz SE Reg.	4,071	838,848
Aroundtown SA	240,057	1,973,325
Bayer AG Reg.	38,967	4,279,493
Deutsche Boerse AG	23,367	3,106,737
Fresenius SE & Co. KGaA	15,497	1,240,762
Linde AG Tender Shares	8,061	1,915,123
SAP SE	26,021	3,003,284
Scout24 AG (b)	31,363	1,660,015
Wirecard AG	15,440	2,470,715

		20,488,302

Hong Kong (2.50%)
MGM China Holdings Ltd.	632,400	1,462,259
Tencent Holdings Ltd.	52,800	2,651,371

		4,113,630

India (1.75%)
HDFC Bank Ltd. ADR	17,145	1,800,568
Makemytrip Ltd. (c)	29,880	1,080,162

		2,880,730

Ireland (1.33%)
Ryanair Holdings PLC SP ADR (c)	19,189	2,191,959

Israel (0.95%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	64,308	1,563,971

Italy (1.23%)
Telecom Italia SpA (c)	991,008	734,218
Telecom Italia SpA RSP	297,883	193,856
UniCredit SpA	66,769	1,106,656

		2,034,730

Japan (11.04%)
Dentsu Inc.	12,600	596,457
Fanuc Corp.	19,400	3,845,308
Hoya Corp.	16,500	936,028
Japan Tobacco Inc.	25,036	699,666
LIFULL Co. Ltd.	106,100	701,211
MISUMI Group Inc.	71,100	2,068,642
Nabtesco Corp.	12,900	396,351
Nintendo Co. Ltd.	3,600	1,175,145
Olympus Corp.	30,300	1,133,451
Sapporo Holdings Ltd.	5,000	125,388
SMC Corp.	2,300	842,008
SoftBank Group Corp.	10,300	735,503
Sony Corp.	22,400	1,147,201
START TODAY Co. Ltd.	27,400	991,347

See accompanying notes to financial statements.	25

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Mitsui Financial Group Inc.	26,200	$1,021,957
Tokio Marine Holdings Inc.	37,700	1,763,728

		18,179,391

Malaysia (0.00%)
Genting BHD Warrants (c)	59,490	9,057

Mexico (0.89%)
Bolsa Mexicana de Valores SAB de CV	382,045	643,082
Fibra Uno Administracion SA de CV	225,100	328,125
Fibra Uno Administracion SA de CV (b)	84,400	123,029
Grupo Televisa SAB Sponsored ADR	19,241	364,617

		1,458,853

Netherlands (8.70%)
ASML Holding NV	23,798	4,709,261
Heineken NV	15,393	1,542,201
ING Groep NV	64,002	918,717
InterXion Holding NV (c)	53,200	3,320,744
Koninklijke Philips NV	59,629	2,526,358
QIAGEN NV (c)	36,530	1,320,925

		14,338,206

Norway (0.33%)
Equinor ASA	20,891	552,411

Spain (1.30%)
Banco Bilbao Vizcaya Argentaria SA	166,047	1,171,057
Cellnex Telecom SA (b)	38,520	968,449

		2,139,506

Sweden (1.46%)
Atlas Copco AB A Shares	44,081	1,276,609
Epiroc Aktiegolag Class A (c)	44,081	462,576
Investor AB B Shares	16,290	659,853

		2,399,038

Switzerland (4.46%)
Compagnie Financiere Richemont SA Reg.	13,658	1,154,571
Julius Baer Group Ltd.	47,957	2,808,910
LafargeHolcim Ltd. Reg.	13,932	677,405
Nestle SA Reg.	8,553	662,864
Novartis AG Reg.	16,329	1,236,937
Transocean Ltd. (c)	14,629	196,614
UBS Group AG	39,509	605,687

		7,342,988

United Kingdom (13.17%)
ASOS PLC (c)	9,032	724,483
B&M European Value Retail SA	307,863	1,635,481
BP PLC	222,249	1,690,985
British American Tobacco PLC	34,456	1,735,665
ConvaTec Group PLC (b)	132,653	370,335
Dechra Pharmaceuticals PLC	42,307	1,548,318

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Diageo PLC	45,316	$1,628,018
Domino’s Pizza Group PLC	340,889	1,555,793
Hargreaves Lansdown PLC	67,881	1,759,591
Just Eat PLC (c)	114,541	1,174,559
Liberty Global PLC Class A (c)	10,872	299,415
Liberty Global PLC Series C (c)	9,792	260,565
Reckitt Benckiser Group PLC	45,711	3,755,837
Rolls-Royce Holdings PLC	138,659	1,806,045
Rolls-Royce Holdings PLC Class C Entitlement Shares (c) (d)	9,844,789	12,993
Shire PLC	22,893	1,289,766
Weir Group PLC, The	16,831	442,020

		21,689,869

United States (8.77%)
Facebook Inc. Class A (c)	9,776	1,899,672
Las Vegas Sands Corp.	59,519	4,544,871
Schlumberger Ltd.	48,009	3,218,043
Worldpay Inc. Class A (c)	32,175	2,631,272
Wynn Resorts Ltd.	12,886	2,156,343

		14,450,201

Total Common Stocks
(cost $119,980,071)		156,075,975

Preferred Stocks (0.13%)
Colombia (0.13%)
Grupo Argos SA, 0.00%	22,328	135,596
Grupo de Inversiones Suramericana, 0.00%	6,928	84,477

		220,073

Total Preferred Stocks
(cost $220,324)		220,073

26	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (4.98%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (e)	8,194,782	$8,194,782

Total Short-term Investments
(cost $8,194,782)		8,194,782

TOTAL INVESTMENTS (99.87%)
(cost $128,395,177)		164,490,830
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.13%)		219,048

NET ASSETS (100.00%)		$164,709,878

(a)

The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities amounted to $4,284,966 or 2.60% of net assets.

(c)	Non-income producing security.

(d)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)	Rate shown is the 7-day yield as of June 30, 2018.

ADR - American Depositary Receipt

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$54,831,429	33.33
United States Dollar	44,623,889	27.13
British Pound	21,129,889	12.85
Japanese Yen	18,179,391	11.05
Swiss Franc	7,146,374	4.34
Hong Kong Dollar	4,113,630	2.50
Canadian Dollar	3,519,283	2.14
Colombian Peso	3,400,217	2.07
Swedish Krona	2,399,038	1.46
Australian Dollar	2,305,918	1.40
Danish Krone	1,114,162	0.68
Mexican Peso	1,094,236	0.66
Norwegian Krone	552,411	0.34
Brazilian Real	71,906	0.04
Malaysian Ringgit	9,057	0.01

Total Investments	$164,490,830	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Information Technology	$34,569,513	20.99
Consumer Discretionary	27,644,822	16.78
Financials	23,677,762	14.38
Health Care	22,251,306	13.51
Consumer Staples	17,127,058	10.40
Industrials	14,813,485	8.99
Energy	5,658,053	3.44
Materials	4,470,410	2.71
Telecommunication Services	3,659,160	2.22
Real Estate	2,424,479	1.47

Total Stocks	156,296,048	94.89
Short-term Investments	8,194,782	4.98
Cash and Other Assets, Net of Liabilities	219,048	0.13

Net Assets	$164,709,878	100.00%

See accompanying notes to financial statements.	27

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (98.91%)
Consumer Discretionary (12.78%)
Advance Auto Parts Inc.	4,818	$653,800
Amazon.com Inc. (a)	26,623	45,253,775
Aptiv PLC	17,610	1,613,604
AutoZone Inc. (a)	1,769	1,186,875
Best Buy Co. Inc.	16,022	1,194,921
Booking Holdings Inc. (a)	3,186	6,458,309
BorgWarner Inc.	13,366	576,877
CarMax Inc. (a)	11,678	850,976
Carnival Corp.	27,010	1,547,943
CBS Corp. Class B	22,823	1,283,109
Charter Communications Inc. Class A (a)	12,238	3,588,304
Chipotle Mexican Grill Inc. (a)	1,594	687,604
Comcast Corp. Class A	303,403	9,954,652
Darden Restaurants Inc.	8,025	859,157
Discovery Inc. Class A (a)	10,472	287,980
Discovery Inc. Class C (a)	22,813	581,732
DISH Network Corp. Class A (a)	15,030	505,158
Dollar General Corp.	16,768	1,653,325
Dollar Tree Inc. (a)	15,726	1,336,710
DR Horton Inc.	22,428	919,548
Expedia Group Inc.	7,912	950,943
Foot Locker Inc.	7,886	415,198
Ford Motor Co.	258,405	2,860,543
GAP Inc., The	14,509	469,947
Garmin Ltd.	7,130	434,930
General Motors Co.	83,846	3,303,532
Genuine Parts Co.	9,844	903,581
Goodyear Tire & Rubber Co., The	15,451	359,854
H&R Block Inc.	13,383	304,865
Hanesbrands Inc.	23,309	513,264
Harley-Davidson Inc.	10,776	453,454
Hasbro Inc.	7,501	692,417
Hilton Worldwide Holdings Inc.	18,376	1,454,644
Home Depot Inc., The	76,331	14,892,178
Interpublic Group of Companies Inc., The	25,013	586,305
Kohl’s Corp.	11,153	813,054
L Brands Inc.	15,900	586,392
Leggett & Platt Inc.	8,828	394,082
Lennar Corp. Class A	18,390	965,475
LKQ Corp. (a)	20,105	641,350
Lowe’s Companies Inc.	54,373	5,196,428
Macy’s Inc.	20,270	758,706
Marriott International Inc. Class A	19,553	2,475,410
Mattel Inc.	22,466	368,892
McDonald’s Corp.	51,836	8,122,183
MGM Resorts International	33,718	978,834
Michael Kors Holdings Ltd. (a)	9,881	658,075
Mohawk Industries Inc. (a)	4,172	893,934
Netflix Inc. (a)	28,736	11,248,132
Newell Brands Inc.	31,915	823,088
News Corp. Class A	25,331	392,631
News Corp. Class B	7,929	125,675
NIKE Inc. Class B	84,825	6,758,856
Nordstrom Inc.	7,696	398,499

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Norwegian Cruise Line Holdings Ltd. (a)	13,344	$630,504
Omnicom Group Inc.	14,986	1,142,982
O’Reilly Automotive Inc. (a)	5,435	1,486,853
PulteGroup Inc.	16,930	486,738
PVH Corp.	5,181	775,699
Ralph Lauren Corp.	3,712	466,673
Ross Stores Inc.	24,830	2,104,343
Royal Caribbean Cruises Ltd.	11,215	1,161,874
Starbucks Corp.	91,362	4,463,034
Tapestry Inc.	19,089	891,647
Target Corp.	35,335	2,689,700
Tiffany & Co.	6,757	889,221
TJX Companies Inc., The	41,544	3,954,158
Tractor Supply Co.	8,067	617,045
TripAdvisor Inc. (a)	6,833	380,666
Twenty-First Century Fox Inc. Class A	70,425	3,499,418
Twenty-First Century Fox Inc. Class B	28,171	1,387,985
Ulta Beauty Inc. (a)	3,762	878,277
Under Armour Inc. Class A (a)	12,275	275,942
Under Armour Inc. Class C (a)	12,405	261,497
VF Corp.	21,762	1,774,038
Viacom Inc. Class B	23,803	717,898
Walt Disney Co., The	98,251	10,297,687
Whirlpool Corp.	4,287	626,888
Wynn Resorts Ltd.	5,565	931,247
Yum! Brands Inc.	21,245	1,661,784

		196,643,508

Consumer Staples (6.79%)
Altria Group Inc.	125,137	7,106,531
Archer-Daniels-Midland Co.	37,033	1,697,222
Brown-Forman Corp. Class B	17,209	843,413
Campbell Soup Co.	12,865	521,547
Church & Dwight Co. Inc.	16,456	874,801
Clorox Co., The	8,488	1,148,002
Coca-Cola Co., The	253,078	11,100,001
Colgate-Palmolive Co.	57,695	3,739,213
Conagra Brands Inc.	25,959	927,515
Constellation Brands Inc. Class A	11,153	2,441,057
Costco Wholesale Corp.	28,989	6,058,121
Coty Inc. Class A	31,191	439,793
Estee Lauder Companies Inc. Class A, The	14,806	2,112,668
General Mills Inc.	39,166	1,733,487
Hershey Co., The	9,281	863,690
Hormel Foods Corp.	17,747	660,366
JM Smucker Co., The	7,369	792,020
Kellogg Co.	16,607	1,160,331
Kimberly-Clark Corp.	23,117	2,435,145
Kraft Heinz Co., The	39,476	2,479,882
Kroger Co., The	53,849	1,532,004
McCormick & Company Inc.	7,942	921,987
Molson Coors Brewing Co. Class B	12,421	845,125
Mondelez International Inc. Class A	97,445	3,995,245

28	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Monster Beverage Corp. (a)	26,883	$1,540,396
PepsiCo Inc.	93,753	10,206,889
Philip Morris International Inc.	102,754	8,296,358
Procter & Gamble Co., The	166,232	12,976,070
Sysco Corp.	31,714	2,165,749
Tyson Foods Inc. Class A	19,755	1,360,132
Walgreens Boots Alliance Inc.	56,356	3,382,205
Walmart Inc.	95,609	8,188,911

		104,545,876

Energy (6.27%)
Anadarko Petroleum Corp.	34,015	2,491,599
Andeavor	9,204	1,207,382
Apache Corp.	25,120	1,174,360
Baker Hughes, a GE Co.	27,503	908,424
Cabot Oil & Gas Corp.	29,904	711,715
Chevron Corp.	126,317	15,970,258
Cimarex Energy Co.	6,285	639,436
Concho Resources Inc. (a)	9,901	1,369,803
ConocoPhillips	77,278	5,380,094
Devon Energy Corp.	34,863	1,532,577
EOG Resources Inc.	38,238	4,757,954
EQT Corp.	16,653	918,913
Exxon Mobil Corp.	279,904	23,156,458
Halliburton Co.	57,758	2,602,575
Helmerich & Payne Inc.	7,029	448,169
Hess Corp.	17,306	1,157,598
HollyFrontier Corp.	11,618	795,020
Kinder Morgan Inc.	125,214	2,212,531
Marathon Oil Corp.	56,181	1,171,936
Marathon Petroleum Corp.	30,456	2,136,793
National-Oilwell Varco Inc.	25,492	1,106,353
Newfield Exploration Co. (a)	13,150	397,788
Noble Energy Inc.	32,273	1,138,591
Occidental Petroleum Corp.	50,608	4,234,877
ONEOK Inc.	27,173	1,897,491
Phillips 66	27,744	3,115,929
Pioneer Natural Resources Co.	11,254	2,129,707
Schlumberger Ltd.	91,468	6,131,100
TechnipFMC PLC	29,077	922,904
Valero Energy Corp.	28,475	3,155,884
Williams Companies Inc., The	54,850	1,486,984

		96,461,203

Financials (13.70%)
Affiliated Managers Group Inc.	3,538	525,994
Aflac Inc.	51,273	2,205,764
Allstate Corp., The	23,057	2,104,412
American Express Co.	47,175	4,623,150
American International Group Inc.	59,241	3,140,958
Ameriprise Financial Inc.	9,507	1,329,839
Aon PLC	16,230	2,226,269
Arthur J. Gallagher & Co.	12,095	789,562
Assurant Inc.	3,395	351,349
Bank of America Corp.	623,249	17,569,389
Bank of New York Mellon Corp.	66,750	3,599,828

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BB&T Corp.	51,561	$2,600,737
Berkshire Hathaway Inc. Class B (a)	127,235	23,748,413
BlackRock Inc.	8,148	4,066,178
Brighthouse Financial Inc. (a)	6,540	262,058
Capital One Financial Corp.	32,124	2,952,196
Cboe Global Markets Inc.	7,535	784,167
Charles Schwab Corp., The	79,304	4,052,434
Chubb Ltd.	30,720	3,902,054
Cincinnati Financial Corp.	9,828	657,100
Citigroup Inc.	168,545	11,279,031
Citizens Financial Group Inc.	31,680	1,232,352
CME Group Inc.	22,504	3,688,856
Comerica Inc.	11,544	1,049,580
Discover Financial Services	23,059	1,623,584
E*TRADE Financial Corp. (a)	17,352	1,061,248
Everest Re Group Ltd.	2,762	636,586
Fifth Third Bancorp	45,245	1,298,532
Franklin Resources Inc.	21,406	686,062
Goldman Sachs Group Inc., The	23,206	5,118,547
Hartford Financial Services Group Inc., The	23,651	1,209,276
Huntington Bancshares Inc.	71,556	1,056,167
Intercontinental Exchange Inc.	38,278	2,815,347
Invesco Ltd.	27,457	729,258
Jefferies Financial Group Inc.	20,251	460,508
JPMorgan Chase & Co.	225,062	23,451,460
KeyCorp	69,157	1,351,328
Lincoln National Corp.	14,181	882,767
Loews Corp.	17,577	848,618
M&T Bank Corp.	9,745	1,658,112
Marsh & McLennan Companies Inc.	33,466	2,743,208
MetLife Inc.	67,372	2,937,419
Moody’s Corp.	11,038	1,882,641
Morgan Stanley	90,329	4,281,595
MSCI Inc.	5,969	987,452
Nasdaq Inc.	7,668	699,858
Northern Trust Corp.	14,112	1,451,984
People’s United Financial Inc.	24,114	436,222
PNC Financial Services Group Inc.	31,034	4,192,693
Principal Financial Group Inc.	17,707	937,586
Progressive Corp., The	38,408	2,271,833
Prudential Financial Inc.	27,729	2,592,939
Raymond James Financial Inc.	8,573	765,998
Regions Financial Corp.	73,369	1,304,501
S&P Global Inc.	16,663	3,397,419
State Street Corp.	24,193	2,252,126
SunTrust Banks Inc.	30,774	2,031,699
SVB Financial Group (a)	3,471	1,002,286
Synchrony Financial	46,440	1,550,167
T. Rowe Price Group Inc.	15,893	1,845,018
Torchmark Corp.	6,987	568,812
Travelers Companies Inc., The	17,884	2,187,929
U.S. Bancorp	103,301	5,167,116
Unum Group	14,941	552,668
Wells Fargo & Co.	289,905	16,072,333
Willis Towers Watson PLC	8,784	1,331,654

See accompanying notes to financial statements.	29

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
XL Group Ltd.	17,262	$965,809
Zions Bancorporation	13,004	685,181

		210,725,216

Health Care (13.93%)
Abbott Laboratories	115,833	7,064,653
AbbVie Inc.	100,176	9,281,306
ABIOMED Inc. (a)	2,806	1,147,794
Aetna Inc.	21,636	3,970,206
Agilent Technologies Inc.	21,092	1,304,329
Alexion Pharmaceuticals Inc. (a)	14,692	1,824,012
Align Technology Inc. (a)	4,768	1,631,324
Allergan PLC	22,397	3,734,028
AmerisourceBergen Corp.	10,922	931,319
Amgen Inc.	43,995	8,121,037
Anthem Inc.	16,869	4,015,328
Baxter International Inc.	32,722	2,416,192
Becton, Dickinson and Co.	17,661	4,230,869
Biogen Inc. (a)	13,942	4,046,526
Boston Scientific Corp. (a)	91,113	2,979,395
Bristol-Myers Squibb Co.	108,015	5,977,550
Cardinal Health Inc.	20,450	998,574
Celgene Corp. (a)	46,734	3,711,614
Centene Corp. (a)	13,546	1,669,003
Cerner Corp. (a)	20,909	1,250,149
Cigna Corp.	16,084	2,733,476
Cooper Companies Inc., The	3,224	759,091
CVS Health Corp.	67,194	4,323,934
Danaher Corp.	40,631	4,009,467
DaVita Inc. (a)	9,195	638,501
Dentsply Sirona Inc.	14,903	652,304
Edwards Lifesciences Corp. (a)	13,933	2,028,227
Eli Lilly and Co.	63,094	5,383,811
Envision Healthcare Corp. (a)	7,758	341,430
Express Scripts Holding Co. (a)	37,135	2,867,193
Gilead Sciences Inc.	85,917	6,086,360
HCA Healthcare Inc.	18,498	1,897,895
Henry Schein Inc. (a)	9,985	725,310
Hologic Inc. (a)	18,369	730,168
Humana Inc.	9,104	2,709,624
IDEXX Laboratories Inc. (a)	5,673	1,236,374
Illumina Inc. (a)	9,709	2,711,627
Incyte Corp. (a)	11,834	792,878
Intuitive Surgical Inc. (a)	7,488	3,582,858
IQVIA Holdings Inc. (a)	10,697	1,067,775
Johnson & Johnson	177,224	21,504,360
Laboratory Corp. of America Holdings (a)	6,799	1,220,624
McKesson Corp.	13,410	1,788,894
Medtronic PLC	89,514	7,663,294
Merck & Co. Inc.	177,770	10,790,639
Mettler-Toledo International Inc. (a)	1,654	957,054
Mylan NV (a)	34,218	1,236,639
Nektar Therapeutics (a)	10,932	533,810
PerkinElmer Inc.	7,463	546,515
Perrigo Co. PLC	8,460	616,819
Pfizer Inc.	387,176	14,046,745

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Quest Diagnostics Inc.	9,093	$999,684
Regeneron Pharmaceuticals Inc. (a)	5,065	1,747,374
ResMed Inc.	9,444	978,210
Stryker Corp.	21,249	3,588,106
Thermo Fisher Scientific Inc.	26,587	5,507,231
UnitedHealth Group Inc.	63,531	15,586,696
Universal Health Services Inc. Class B	5,661	630,862
Varian Medical Systems Inc. (a)	6,132	697,331
Vertex Pharmaceuticals Inc. (a)	16,834	2,861,107
Waters Corp. (a)	5,120	991,181
Zimmer Biomet Holdings Inc.	13,472	1,501,320
Zoetis Inc.	32,080	2,732,895

		214,310,901

Industrials (9.46%)
3M Co.	39,236	7,718,506
A.O. Smith Corp.	9,351	553,112
Alaska Air Group Inc.	8,314	502,082
Allegion PLC	6,309	488,064
American Airlines Group Inc.	27,152	1,030,690
AMETEK Inc.	15,429	1,113,357
Arconic Inc.	28,030	476,790
Boeing Co., The	36,190	12,142,107
Caterpillar Inc.	39,475	5,355,573
CH Robinson Worldwide Inc.	9,089	760,386
Cintas Corp.	5,748	1,063,782
Copart Inc. (a)	13,352	755,189
CSX Corp.	57,680	3,678,830
Cummins Inc.	10,304	1,370,432
Deere & Co.	21,423	2,994,935
Delta Air Lines Inc.	42,661	2,113,426
Dover Corp.	10,406	761,719
Eaton Corp. PLC	28,980	2,165,965
Emerson Electric Co.	41,675	2,881,410
Equifax Inc.	7,900	988,369
Expeditors International of Washington Inc.	11,464	838,018
Fastenal Co.	18,969	912,978
FedEx Corp.	16,312	3,703,803
Flowserve Corp.	8,630	348,652
Fluor Corp.	9,309	454,093
Fortive Corp.	20,279	1,563,714
Fortune Brands Home & Security Inc.	10,115	543,074
General Dynamics Corp.	18,254	3,402,728
General Electric Co.	573,816	7,809,636
Harris Corp.	7,905	1,142,589
Honeywell International Inc.	49,335	7,106,707
Huntington Ingalls Industries Inc.	3,013	653,188
IHS Markit Ltd. (a)	23,551	1,214,996
Illinois Tool Works Inc.	20,166	2,793,798
Ingersoll-Rand PLC	16,523	1,482,609
J.B. Hunt Transport Services Inc.	5,648	686,514
Jacobs Engineering Group Inc.	8,122	515,666
Johnson Controls International PLC	61,142	2,045,200
Kansas City Southern	6,688	708,660
L3 Technologies Inc.	5,126	985,832
Lockheed Martin Corp.	16,407	4,847,120

30	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Masco Corp.	20,349	$761,460
Nielsen Holdings PLC	22,236	687,759
Norfolk Southern Corp.	18,739	2,827,153
Northrop Grumman Corp.	11,517	3,543,781
PACCAR Inc.	23,329	1,445,465
Parker Hannifin Corp.	8,802	1,371,792
Pentair PLC	11,031	464,184
Quanta Services Inc. (a)	9,992	333,733
Raytheon Co.	18,968	3,664,238
Republic Services Inc.	14,609	998,671
Robert Half International Inc.	8,311	541,046
Rockwell Automation Inc.	8,282	1,376,717
Rockwell Collins Inc.	10,845	1,460,605
Roper Technologies Inc.	6,798	1,875,636
Snap-on Inc.	3,661	588,396
Southwest Airlines Co.	35,243	1,793,164
Stanley Black & Decker Inc.	10,173	1,351,076
Stericycle Inc. (a)	5,660	369,541
Textron Inc.	16,982	1,119,284
TransDigm Group Inc.	3,247	1,120,670
Union Pacific Corp.	51,167	7,249,341
United Continental Holdings Inc. (a)	15,601	1,087,858
United Parcel Service Inc. Class B	45,641	4,848,443
United Rentals Inc. (a)	5,593	825,639
United Technologies Corp.	49,166	6,147,225
Verisk Analytics Inc. (a)	10,366	1,115,796
W.W. Grainger Inc.	3,365	1,037,766
Waste Management Inc.	26,281	2,137,697
Xylem Inc.	11,789	794,343

		145,612,778

Information Technology (25.68%)
Accenture PLC Class A	42,514	6,954,866
Activision Blizzard Inc.	50,269	3,836,530
Adobe Systems Inc. (a)	32,538	7,933,090
Advanced Micro Devices Inc. (a)	54,390	815,306
Akamai Technologies Inc.(a)	11,438	837,605
Alliance Data Systems Corp.	3,210	748,572
Alphabet Inc. Class A (a)	19,743	22,293,598
Alphabet Inc. Class C (a)	20,062	22,382,170
Amphenol Corp. Class A	19,847	1,729,666
Analog Devices Inc.	24,530	2,352,918
ANSYS Inc. (a)	5,625	979,763
Apple Inc.	324,899	60,142,054
Applied Materials Inc.	66,705	3,081,104
Autodesk Inc. (a)	14,541	1,906,180
Automatic Data Processing Inc.	29,122	3,906,425
Broadcom Inc.	26,538	6,439,180
Broadridge Financial Solutions Inc.	7,710	887,421
CA Inc.	20,807	741,770
Cadence Design Systems Inc. (a)	18,669	808,554
Cisco Systems Inc.	311,131	13,387,967
Citrix Systems Inc. (a)	8,629	904,664
Cognizant Technology Solutions Corp. Class A	38,724	3,058,809
Corning Inc.	55,219	1,519,075
DXC Technology Co.	18,938	1,526,592

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
eBay Inc. (a)	61,230	$2,220,200
Electronic Arts Inc. (a)	20,278	2,859,604
F5 Networks Inc.(a)	3,970	684,627
Facebook Inc. Class A (a)	158,549	30,809,242
Fidelity National Information Services Inc.	21,874	2,319,300
Fiserv Inc. (a)	26,915	1,994,132
FleetCor Technologies Inc. (a)	5,931	1,249,365
FLIR Systems Inc.	9,288	482,697
Gartner Inc. (a)	5,986	795,539
Global Payments Inc.	10,559	1,177,223
Hewlett Packard Enterprise Co.	101,340	1,480,577
HP Inc.	108,215	2,455,398
Intel Corp.	308,000	15,310,680
International Business Machines Corp.	56,429	7,883,131
Intuit Inc.	16,116	3,292,579
IPG Photonics Corp. (a)	2,491	549,589
Juniper Networks Inc.	22,714	622,818
KLA-Tencor Corp.	10,363	1,062,518
Lam Research Corp.	10,841	1,873,867
Mastercard Inc. Class A	60,607	11,910,488
Microchip Technology Inc.	15,395	1,400,175
Micron Technology Inc. (a)	76,654	4,019,736
Microsoft Corp.	507,756	50,069,819
Motorola Solutions Inc.	10,599	1,233,406
NetApp Inc.	17,762	1,394,850
NVIDIA Corp.	40,121	9,504,665
Oracle Corp.	197,090	8,683,785
Paychex Inc.	21,192	1,448,473
PayPal Holdings Inc. (a)	73,767	6,142,578
Qorvo Inc. (a)	8,280	663,808
QUALCOMM Inc.	98,002	5,499,872
Red Hat Inc. (a)	11,723	1,575,220
salesforce.com inc. (a)	46,556	6,350,238
Seagate Technology PLC	19,059	1,076,262
Skyworks Solutions Inc.	12,155	1,174,781
Symantec Corp.	40,556	837,481
Synopsys Inc. (a)	9,979	853,903
Take-Two Interactive Software Inc. (a)	7,562	895,038
TE Connectivity Ltd.	23,138	2,083,808
Texas Instruments Inc.	64,739	7,137,475
Total System Services Inc.	10,957	926,086
Twitter Inc. (a)	43,272	1,889,688
VeriSign Inc. (a)	6,348	872,342
Visa Inc. Class A	118,040	15,634,398
Western Digital Corp.	19,872	1,538,292
Western Union Co.	29,967	609,229
Xerox Corp.	14,084	338,016
Xilinx Inc.	16,519	1,078,030

		395,138,907

Materials (2.58%)
Air Products & Chemicals Inc.	14,485	2,255,749
Albemarle Corp.	7,427	700,589
Avery Dennison Corp.	5,689	580,847
Ball Corp.	22,950	815,870
CF Industries Holdings Inc.	15,772	700,277

See accompanying notes to financial statements.	31

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
DowDuPont Inc.	153,360	$10,109,491
Eastman Chemical Co.	9,335	933,127
Ecolab Inc.	17,161	2,408,203
FMC Corp.	8,823	787,100
Freeport-McMoRan Inc.	88,214	1,522,574
International Flavors & Fragrances Inc.	5,129	635,791
International Paper Co.	27,465	1,430,377
LyondellBasell Industries NV Class A	21,296	2,339,366
Martin Marietta Materials Inc.	4,138	924,140
Mosaic Co., The	23,406	656,538
Newmont Mining Corp.	35,449	1,336,782
Nucor Corp.	21,067	1,316,688
Packaging Corporation of America	6,303	704,612
PPG Industries Inc.	16,530	1,714,657
Praxair Inc.	18,986	3,002,636
Sealed Air Corp.	10,853	460,710
Sherwin-Williams Co., The	5,443	2,218,404
Vulcan Materials Co.	8,735	1,127,339
WestRock Co.	16,769	956,168

		39,638,035

Real Estate (2.83%)
Alexandria Real Estate Equities Inc.	6,830	861,741
American Tower Corp.	29,210	4,211,206
Apartment Investment and Management Co.	10,147	429,218
AvalonBay Communities Inc.	9,182	1,578,294
Boston Properties Inc.	10,271	1,288,189
CBRE Group Inc. Class A (a)	20,173	963,059
Crown Castle International Corp.	27,441	2,958,689
Digital Realty Trust Inc.	13,644	1,522,398
Duke Realty Corp.	23,714	688,417
Equinix Inc.	5,255	2,259,072
Equity Residential	24,396	1,553,781
Essex Property Trust Inc.	4,421	1,056,928
Extra Space Storage Inc.	8,199	818,342
Federal Realty Investment Trust	4,718	597,063
GGP Inc.	41,317	844,106
HCP Inc.	30,967	799,568
Host Hotels & Resorts Inc.	49,278	1,038,287
Iron Mountain Inc.	18,244	638,722
Kimco Realty Corp.	27,902	474,055
Macerich Co., The	7,173	407,642
Mid-America Apartment Communities Inc.	7,506	755,629
Prologis Inc.	35,268	2,316,755
Public Storage	9,934	2,253,627
Realty Income Corp.	18,998	1,021,902
Regency Centers Corp.	9,684	601,183
SBA Communications Corp. (a)	7,580	1,251,610
Simon Property Group Inc.	20,508	3,490,257
SL Green Realty Corp.	5,862	589,307
UDR Inc.	17,327	650,456
Ventas Inc.	23,659	1,347,380
Vornado Realty Trust	11,372	840,618
Welltower Inc.	24,629	1,543,992

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Weyerhaeuser Co.	50,040	$1,824,458

		43,475,951

Telecommunication Services (1.97%)
AT&T Inc.	478,773	15,373,401
CenturyLink Inc.	64,817	1,208,189
Verizon Communications Inc.	273,112	13,740,265

		30,321,855

Utilities (2.92%)
AES Corp., The	43,622	584,972
Alliant Energy Corp.	14,983	634,081
Ameren Corp.	15,960	971,166
American Electric Power Company Inc.	32,604	2,257,827
American Water Works Co. Inc.	11,732	1,001,678
CenterPoint Energy Inc.	28,741	796,413
CMS Energy Corp.	18,292	864,846
Consolidated Edison Inc.	20,574	1,604,361
Dominion Energy Inc.	43,168	2,943,194
DTE Energy Co.	12,081	1,251,954
Duke Energy Corp.	46,389	3,668,442
Edison International	21,666	1,370,808
Entergy Corp.	12,173	983,457
Evergy Inc.	18,220	1,023,053
Eversource Energy	20,847	1,221,843
Exelon Corp.	63,716	2,714,302
FirstEnergy Corp.	29,917	1,074,319
NextEra Energy Inc.	31,183	5,208,496
NiSource Inc.	21,323	560,368
NRG Energy Inc.	19,906	611,114
PG&E Corp.	33,803	1,438,656
Pinnacle West Capital Corp.	7,461	601,058
PPL Corp.	45,619	1,302,422
Public Service Enterprise Group Inc.	33,402	1,808,384
SCANA Corp.	9,482	365,247
Sempra Energy	17,464	2,027,745
Southern Co.	66,898	3,098,046
WEC Energy Group Inc.	20,974	1,355,969
Xcel Energy Inc.	33,683	1,538,639

		44,882,860

Total Common Stocks
(cost $734,161,161)		1,521,757,090

32	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Short-term Investments (0.96%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (b)	14,794,145	$14,794,145

Total Short-term Investments
(cost $ 14,794,145)		14,794,145

TOTAL INVESTMENTS (99.87%)
(cost $ 748,955,306)		1,536,551,235
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.13%) (c)		2,074,343

NET ASSETS (100.00%)		$1,538,625,578

(a)	Non-income producing security.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

(c)	At June 30, 2018, cash in the amount of $679,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
S&P 500 Mini Index	126	September 2018	$17,503,738	$17,146,080	$(357,658)

See accompanying notes to financial statements.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (99.43%)
Consumer Discretionary (13.30%)
1-800-FLOWERS.COM Inc. (a)	6,934	$87,022
Aaron’s Inc.	17,913	778,320
Abercrombie & Fitch Co. Class A	17,134	419,440
Acushnet Holdings Corp.	8,788	214,954
Adtalem Global Education Inc. (a)	15,031	722,991
AMC Entertainment Holdings Inc. Class A	13,243	210,564
American Axle & Manufacturing Holdings Inc. (a)	28,344	441,033
American Eagle Outfitters Inc.	41,062	954,692
American Outdoor Brands Corp. (a)	13,386	161,034
American Public Education Inc. (a)	4,208	177,157
America’s Car-Mart Inc. (a)	1,510	93,469
Asbury Automotive Group Inc. (a)	5,208	357,008
Ascena Retail Group Inc. (a)	44,720	178,209
At Home Group Inc. (a)	6,748	264,184
AV Homes Inc. (a)	3,223	68,972
Barnes & Noble Education Inc. (a)	10,293	58,053
Barnes & Noble Inc.	15,717	99,803
Bassett Furniture Industries Inc.	2,600	71,630
BBX Capital Corp.	16,648	150,331
Beasley Broadcast Group Inc. Class A	1,325	14,840
Beazer Homes USA Inc. (a)	7,706	113,664
Bed Bath & Beyond Inc.	34,284	683,109
Belmond Ltd. Class A (a)	23,155	258,178
Big 5 Sporting Goods Corp.	5,444	41,374
Big Lots Inc.	10,646	444,790
Biglari Holdings Inc. Class A (a)	26	24,700
Biglari Holdings Inc. Class B (a)	264	48,441
BJ’s Restaurants Inc.	5,264	315,840
Bloomin’ Brands Inc.	21,319	428,512
Bluegreen Vacations Corp.	2,060	49,028
Bojangles’ Inc. (a)	4,496	64,742
Boot Barn Holdings Inc (a)	4,872	101,094
Boston Omaha Corp. Class A (a)	1,264	26,632
Boyd Gaming Corp.	20,969	726,786
Brinker International Inc.	11,163	531,359
Buckle Inc., The	7,478	201,158
Caleres Inc.	10,464	359,857
Callaway Golf Co.	23,807	451,619
Cambium Learning Group Inc. (a)	4,169	46,484
Camping World Holdings Inc. Class A	8,084	201,938
Capella Education Co.	2,940	290,178
Career Education Corp. (a)	16,995	274,809
Carriage Services Inc.	3,696	90,737
Carrols Restaurant Group Inc. (a)	8,700	129,195
Carvana Co. (a)	7,244	301,350
Cato Corp. Class A	5,575	137,257
Cavco Industries Inc. (a)	2,189	454,546
Central European Media Enterprises Ltd. Class A (a)	22,038	91,458
Century Casinos Inc. (a)	7,163	62,676
Century Communities Inc. (a)	6,480	204,444
Cheesecake Factory Inc., The	10,856	597,731
Chegg Inc. (a)	27,030	751,164
Chico’s FAS Inc.	31,959	260,146
Children’s Place Inc., The	4,073	492,018

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Churchill Downs Inc.	3,013	$893,355
Chuy’s Holdings Inc. (a)	4,277	131,304
Citi Trends Inc.	3,197	87,726
Clarus Corp. (a)	5,071	41,836
Clear Channel Outdoor Holdings Inc. Class A	9,937	42,729
Conn’s Inc. (a)	5,155	170,115
Container Store Group Inc., The (a)	3,526	29,654
Cooper Tire & Rubber Co.	12,960	340,848
Cooper-Standard Holdings Inc. (a)	4,562	596,117
Core-Mark Holding Company Inc.	11,566	262,548
Cracker Barrel Old Country Store Inc.	4,880	762,305
Crocs Inc. (a)	17,512	308,386
Culp Inc.	2,899	71,170
Daily Journal Corp. (a)	305	70,211
Dana Inc.	37,260	752,279
Dave & Buster’s Entertainment Inc. (a)	10,276	489,138
Deckers Outdoor Corp. (a)	8,103	914,748
Del Frisco’s Restaurant Group Inc. (a)	5,162	65,041
Del Taco Restaurants Inc. (a)	8,599	121,934
Denny’s Corp. (a)	15,922	253,637
Dillard’s Inc. Class A	3,004	283,878
Dine Brands Global Inc.	4,306	322,089
Dorman Products Inc. (a)	6,794	464,098
Drive Shack Inc. (a)	16,191	124,995
DSW Inc. Class A	17,500	451,850
Duluth Holdings Inc. (a)	2,470	58,761
E.W. Scripps Co. Class A, The	11,767	157,560
El Pollo Loco Holdings Inc. (a)	5,328	60,739
Eldorado Resorts Inc. (a)	16,797	656,763
Emerald Expositions Events Inc.	6,323	130,254
Empire Resorts Inc. (a)	740	14,652
Entercom Communications Corp. Class A	33,119	250,048
Entravision Communications Corp. Class A	16,849	84,245
Eros International PLC (a)	7,593	98,709
Escalade Inc.	2,500	35,250
Ethan Allen Interiors Inc.	6,422	157,339
Express Inc. (a)	19,914	182,213
Fiesta Restaurant Group Inc. (a)	6,226	178,686
Five Below Inc. (a)	13,900	1,358,169
Flexsteel Industries Inc.	1,953	77,925
Fluent Inc. (a)	8,333	20,416
Fossil Group Inc. (a)	11,604	311,799
Fox Factory Holding Corp. (a)	9,164	426,584
Francesca’s Holdings Corp. (a)	10,214	77,116
Funko Inc. Class A (a)	2,178	27,334
Gaia Inc. (a)	2,828	57,267
GameStop Corp. Class A	25,618	373,254
Gannett Co. Inc.	28,706	307,154
Genesco Inc. (a)	5,029	199,651
Gentherm Inc. (a)	9,200	361,560
G-III Apparel Group Ltd.(a)	11,055	490,842
GNC Holdings Inc. Class A (a)	21,046	74,082
Golden Entertainment Inc. (a)	4,828	130,308
GoPro Inc. Class A (a)	28,745	185,118

34	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gray Television Inc. (a)	20,006	$316,095
Green Brick Partners Inc. (a)	6,407	62,789
Group 1 Automotive Inc.	5,155	324,765
Groupon Inc. (a)	112,329	483,015
Guess? Inc.	14,923	319,352
Habit Restaurants Inc., The Class A (a)	5,244	52,440
Hamilton Beach Brands Holding Co. Class A	1,637	47,555
Haverty Furniture Companies Inc.	5,035	108,756
Helen of Troy Ltd. (a)	6,755	665,030
Hemisphere Media Group Inc. (a)	4,149	54,352
Hibbett Sports Inc. (a)	4,664	106,806
Hooker Furniture Corp.	2,963	138,965
Houghton Mifflin Harcourt Co. (a)	27,012	206,642
Hovnanian Enterprises Inc. Class A (a)	29,924	48,776
Hudson Ltd. Class A (a)	9,793	171,280
ILG Inc.	26,596	878,466
IMAX Corp. (a)	14,231	315,217
Installed Building Products Inc. (a)	5,404	305,596
International Speedway Corp. Class A	6,071	271,374
iRobot Corp. (a)	6,790	514,478
J. Alexander’s Holdings Inc. (a)	3,368	37,553
J.C. Penney Company Inc. (a)	80,581	188,560
J.Jill Inc. (a)	4,382	40,928
Jack in the Box Inc.	7,495	637,974
Johnson Outdoors Inc. Class A	1,230	103,972
K12 Inc. (a)	9,979	163,356
KB Home	21,857	595,385
Kirkland’s Inc. (a)	3,634	42,300
Lands’ End Inc. (a)	2,683	74,856
Laureate Education Inc. Class A (a)	13,884	198,958
La-Z-Boy Inc.	12,006	367,384
LCI Industries	6,225	561,184
LGI Homes Inc. (a)	4,695	271,042
Liberty Expedia Holdings Inc. Class A (a)	13,832	607,778
Liberty Latin America Ltd. Class A (a)	11,082	211,888
Liberty Latin America Ltd. Class C (a)	28,821	558,551
Liberty Media Corp. - Liberty Braves Class A (a)	2,681	68,929
Liberty Media Corp. - Liberty Braves Class C (a)	9,041	233,800
Liberty TripAdvisor Holdings Inc. Class A (a)	18,475	297,448
Lifetime Brands Inc.	2,981	37,710
Lindblad Expeditions Holdings Inc. (a)	5,201	68,913
Lithia Motors Inc. Class A	6,044	571,581
LiveXLive Media Inc. (a)	6,988	40,321
Loral Space & Communications Inc. (a)	3,164	118,966
Lumber Liquidators Holdings Inc. (a)	7,074	172,252
M.D.C. Holdings Inc.	11,658	358,717
M/I Homes Inc. (a)	7,100	188,008
Malibu Boats Inc. Class A (a)	4,996	209,532
Marcus Corp., The	4,843	157,398
Marine Products Corp.	1,843	32,769
MarineMax Inc. (a)	5,420	102,709
Marriott Vacations Worldwide Corp.	5,457	616,423
MCBC Holdings Inc. (a)	4,827	139,742

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
MDC Partners Inc. Class A (a)	14,132	$65,007
Meredith Corp.	9,858	502,758
Meritage Homes Corp. (a)	9,848	432,820
Modine Manufacturing Co. (a)	12,520	228,490
Monarch Casino & Resort Inc. (a)	2,745	120,917
Monro Inc.	8,117	471,598
Motorcar Parts of America Inc. (a)	4,777	89,378
Movado Group Inc.	4,051	195,663
MSG Networks Inc. Class A (a)	15,518	371,656
Murphy USA Inc. (a)	7,910	587,634
Nathan’s Famous Inc.	743	69,916
National CineMedia Inc.	19,639	164,968
National Vision Holdings Inc. (a)	8,642	316,038
Nautilus Inc. (a)	8,074	126,762
New Home Company Inc., The (a)	3,241	32,313
New Media Investment Group Inc.	15,173	280,397
New York & Co. Inc. (a)	7,237	37,053
New York Times Co. Class A, The	33,403	865,138
Nexstar Media Group Inc.	11,399	836,687
Noodles & Company (a)	3,429	42,177
NutriSystem Inc.	7,658	294,833
Office Depot Inc.	141,684	361,294
Ollie’s Bargain Outlet Holdings Inc. (a)	12,638	916,255
Overstock.com Inc. (a)	5,270	177,336
Oxford Industries Inc.	4,255	353,080
Papa John’s International Inc.	5,770	292,654
Party City Holdco Inc. (a)	8,496	129,564
Penn National Gaming Inc. (a)	20,834	699,814
Perry Ellis International Inc. (a)	3,140	85,314
PetMed Express Inc.	5,124	225,712
PICO Holdings Inc.	5,707	66,487
Pier 1 Imports Inc.	18,604	44,278
Pinnacle Entertainment Inc. (a)	13,497	455,254
Planet Fitness Inc. Class A (a)	22,472	987,420
PlayAGS Inc. (a)	4,064	110,012
Potbelly Corp. (a)	6,054	78,399
Purple Innovation Inc. (a)	1,397	11,875
RCI Hospitality Holdings Inc.	2,323	73,523
Reading International Inc. Class A (a)	4,300	68,585
Red Lion Hotels Corp. (a)	4,827	56,235
Red Robin Gourmet Burgers Inc. (a)	3,204	149,306
Red Rock Resorts Inc. Class A	17,794	596,099
Regis Corp. (a)	8,865	146,627
Rent-A-Center Inc.	11,371	167,381
RH (a)	4,978	695,427
Rocky Brands Inc.	1,720	51,600
Roku Inc. (a)	11,020	469,672
Ruth’s Hospitality Group Inc.	7,254	203,475
Saga Communications Inc. Class A	896	34,496
Sally Beauty Holdings Inc. (a)	31,215	500,376
Scholastic Corp.	7,110	315,044
Scientific Games Corp. Class A (a)	13,984	687,314
Sears Holdings Corp. (a)	10,500	24,885
SeaWorld Entertainment Inc. (a)	13,959	304,585
Shake Shack Inc. Class A (a)	6,263	414,485
Shiloh Industries Inc. (a)	3,906	33,982
Shoe Carnival Inc.	2,992	97,090

See accompanying notes to financial statements.	35

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Shutterfly Inc. (a)	8,401	$756,342
Signet Jewelers Ltd.	15,020	837,365
Sinclair Broadcast Group Inc. Class A	18,373	590,692
Skyline Champion Corp.	1,741	61,005
Sleep Number Corp. (a)	9,676	280,798
Sonic Automotive Inc.	6,213	127,988
Sonic Corp.	9,229	317,662
Sotheby’s (a)	9,499	516,176
Speedway Motorsports Inc.	2,854	49,545
Sportsman’s Warehouse Holdings Inc. (a)	9,580	49,050
Standard Motor Products Inc.	5,285	255,477
Steven Madden Ltd.	14,705	780,836
Stoneridge Inc. (a)	6,975	245,102
Strayer Education Inc.	2,733	308,856
Sturm, Ruger & Company Inc.	4,384	245,504
Superior Group of Companies Inc.	2,227	46,121
Superior Industries International Inc.	6,389	114,363
Tailored Brands Inc.	12,646	322,726
Taylor Morrison Home Corp. Class A (a)	28,552	593,311
TEGNA Inc.	55,234	599,289
Tenneco Inc.	13,029	572,755
Texas Roadhouse Inc. Class A	17,181	1,125,527
Tile Shop Holdings Inc., The	9,921	76,392
Tilly’s Inc. Class A	3,717	56,313
TopBuild Corp. (a)	9,021	706,705
Tower International Inc.	5,211	165,710
Town Sports International Holdings Inc. (a)	3,605	52,453
TRI Pointe Group Inc. (a)	38,441	628,895
tronc Inc. (a)	5,282	91,273
Tupperware Brands Corp.	13,082	539,502
Turtle Beach Corp. (a)	1,981	40,254
Unifi Inc. (a)	3,816	120,967
Universal Electronics Inc. (a)	3,511	116,039
Vera Bradley Inc. (a)	5,751	80,744
Vista Outdoor Inc. (a)	14,253	220,779
Vuzix Corp. (a)	5,505	41,012
Weight Watchers International Inc. (a)	9,802	990,982
Weyco Group Inc.	1,700	61,880
WideOpenWest Inc. (a)	7,806	75,406
William Lyon Homes Class A (a)	8,002	185,646
Wingstop Inc.	7,181	374,274
Winmark Corp.	635	94,266
Winnebago Industries Inc.	7,903	320,862
Wolverine World Wide Inc.	23,545	818,660
World Wrestling Entertainment Inc.	10,734	781,638
Zagg Inc. (a)	7,200	124,560
Zoe’s Kitchen Inc. (a)	5,000	48,800
Zumiez Inc. (a)	4,699	117,710

		74,790,495

Consumer Staples (2.77%)
22nd Century Group Inc. (a)	29,556	72,708
Alico Inc.	885	28,055

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Alliance One International Inc. (a)	2,120	$33,602
Andersons Inc., The	7,054	241,247
B&G Foods Inc. Class A	16,377	489,672
Boston Beer Co. Inc. (a)	2,146	643,156
Calavo Growers Inc.	3,967	381,427
Cal-Maine Foods Inc. (a)	7,906	362,490
Castle Brands Inc. (a)	22,223	26,445
Celsius Holdings Inc. (a)	5,541	25,489
Central Garden & Pet Co. (a)	2,813	122,309
Central Garden & Pet Co. Class A (a)	8,826	357,188
Chefs’ Warehouse Inc., The (a)	5,666	161,481
Coca-Cola Bottling Co. Consolidated	1,159	156,616
Craft Brew Alliance Inc. (a)	3,416	70,540
Darling Ingredients Inc. (a)	41,864	832,256
Dean Foods Co.	23,576	247,784
e.l.f. Beauty Inc. (a)	5,375	81,915
Edgewell Personal Care Co. (a)	13,723	692,463
Farmer Brothers Co. (a)	2,531	77,322
Fresh Del Monte Produce Inc.	7,763	345,842
Freshpet Inc. (a)	6,627	181,911
Hostess Brands Inc. (a)	25,069	340,938
HRG Group Inc. (a)	31,401	411,039
Ingles Markets Inc. Class A	3,588	114,098
Inter Parfums Inc.	4,272	228,552
J&J Snack Foods Corp.	3,805	580,148
John B. Sanfilippo & Son Inc.	2,104	156,643
Lancaster Colony Corp.	4,794	663,585
Landec Corp. (a)	6,700	99,830
Limoneira Co.	2,967	73,018
Medifast Inc.	2,971	475,835
MGP Ingredients Inc.	3,357	298,135
National Beverage Corp. (a)	3,017	322,517
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	28,053
Natural Health Trends Corp.	1,900	47,538
Nature’s Sunshine Products Inc. (a)	2,686	25,114
Oil-Dri Corporation of America	1,200	50,568
Performance Food Group Co. (a)	25,867	949,319
PriceSmart Inc.	5,641	510,511
Primo Water Corp. (a)	6,821	119,299
Revlon Inc. Class A (a)	2,740	48,087
Rite Aid Corp. (a)	267,820	463,329
Sanderson Farms Inc.	5,196	546,359
Seneca Foods Corp. Class A (a)	1,805	48,735
Simply Good Foods Co., The (a)	15,175	219,127
Smart & Final Stores Inc. (a)	5,816	32,279
SpartanNash Co.	8,984	229,272
SUPERVALU Inc. (a)	9,944	204,051
Tootsie Roll Industries Inc.	4,329	133,550
Turning Point Brands Inc.	1,953	62,301
United Natural Foods Inc. (a)	12,653	539,777
Universal Corp.	6,278	414,662
USANA Health Sciences Inc. (a)	3,219	371,151
Vector Group Ltd.	25,016	477,305
Village Super Market Inc. Class A	1,928	56,799
WD-40 Co.	3,456	505,440

36	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Weis Markets Inc.	2,444	$130,364

		15,609,246

Energy (5.00%)
Abraxas Petroleum Corp. (a)	38,498	111,259
Adams Resources & Energy Inc.	500	21,500
Alta Mesa Resources Inc. (a)	24,391	166,103
Amyris Inc. (a)	6,152	39,311
Approach Resources Inc. (a)	11,105	27,096
Arch Coal Inc. Class A	4,918	385,719
Archrock Inc.	33,329	399,948
Ardmore Shipping Corp. (a)	8,572	70,290
Basic Energy Services Inc. (a)	4,490	49,884
Bonanza Creek Energy Inc. (a)	5,262	199,272
Bristow Group Inc.	7,975	112,527
C&J Energy Services Inc. (a)	16,487	389,093
Cactus Inc. Class A (a)	6,852	231,529
California Resources Corp. (a)	11,497	522,424
Callon Petroleum Co. (a)	57,225	614,597
CARBO Ceramics Inc. (a)	6,179	56,661
Carrizo Oil & Gas Inc. (a)	19,934	555,162
Clean Energy Fuels Corp. (a)	35,633	131,486
Cloud Peak Energy Inc. (a)	19,597	68,394
CONSOL Energy Inc. (a)	7,142	273,896
Covia Holdings Corp. (a)	8,147	151,208
CVR Energy Inc.	4,026	148,922
Dawson Geophysical Co. (a)	5,281	41,720
Delek US Holdings Inc.	21,283	1,067,768
Denbury Resources Inc. (a)	111,905	538,263
DHT Holdings Inc.	23,429	109,882
Diamond Offshore Drilling Inc. (a)	16,708	348,529
Dorian LPG Ltd. (a)	7,540	57,606
Dril-Quip Inc. (a)	9,726	499,916
Earthstone Energy Inc. Class A (a)	4,678	41,400
Eclipse Resources Corp. (a)	22,688	36,301
Energy Fuels Inc. (a)	18,491	41,975
Energy XXI Gulf Coast Inc. (a)	7,869	69,562
EP Energy Corp. Class A (a)	9,811	29,433
Era Group Inc. (a)	5,000	64,750
Evolution Petroleum Corp.	6,708	66,074
Exterran Corp. (a)	8,198	205,278
Forum Energy Technologies Inc. (a)	20,732	256,040
Frank’s International NV	18,932	147,670
Frontline Ltd.	19,281	112,601
FTS International Inc. (a)	5,524	78,662
GasLog Ltd.	10,215	195,107
Golar LNG Ltd.	23,988	706,686
Goodrich Petroleum Corp. (a)	2,125	26,286
Green Plains Inc.	10,156	185,855
GulfMark Offshore Inc. (a)	945	31,658
Gulfport Energy Corp. (a)	44,457	558,824
Halcon Resources Corp. (a)	34,586	151,833
Hallador Energy Co.	3,987	28,467
Helix Energy Solutions Group Inc. (a)	35,617	296,690
HighPoint Resources Corp. (a)	27,720	168,538
Independence Contract Drilling Inc. (a)	7,450	30,694
International Seaways Inc. (a)	5,553	128,496

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
ION Geophysical Corp. (a)	2,706	$65,756
Isramco Inc. (a)	222	27,284
Jagged Peak Energy Inc. (a)	16,319	212,473
Keane Group Inc. (a)	14,140	193,294
Key Energy Services Inc. (a)	2,652	43,068
Laredo Petroleum Inc. (a)	40,788	392,381
Liberty Oilfield Services Inc. Class A (a)	3,634	68,028
Lilis Energy Inc. (a)	10,828	56,306
Mammoth Energy Services Inc. (a)	2,107	71,554
Matador Resources Co. (a)	25,210	757,561
Matrix Service Co. (a)	6,700	122,945
McDermott International Inc. (a)	45,691	897,828
Midstates Petroleum Company Inc. (a)	4,137	56,305
NACCO Industries Inc. Class A	1,148	38,745
Natural Gas Services Group (a)	3,100	73,160
NCS Multistage Holdings Inc. (a)	2,879	41,832
Newpark Resources Inc. (a)	22,523	244,375
NextDecade Corp. (a)	1,926	13,174
Nine Energy Service Inc. (a)	1,929	63,888
Noble Corp. PLC (a)	63,178	399,917
Nordic American Tankers Ltd.	33,789	90,555
Northern Oil and Gas Inc. (a)	27,491	86,597
Oasis Petroleum Inc. (a)	68,579	889,470
Ocean Rig UDW Inc. Class A (a)	13,901	409,801
Oceaneering International Inc.	25,212	641,898
Oil States International Inc. (a)	15,215	488,402
Overseas Shipholding Group Inc. Class A (a)	14,487	56,210
Panhandle Oil & Gas Inc.	4,126	78,807
Par Pacific Holdings Inc. (a)	8,058	140,048
PDC Energy Inc. (a)	16,866	1,019,550
Peabody Energy Corp.	20,554	934,796
Penn Virginia Corp. (a)	3,159	268,168
PHI Inc. (a)	3,200	32,544
Pioneer Energy Services Corp. (a)	18,501	108,231
Profire Energy Inc. (a)	5,964	20,158
ProPetro Holding Corp. (a)	18,095	283,730
Quintana Energy Services Inc. (a)	1,415	11,985
Renewable Energy Group Inc. (a)	9,454	168,754
Resolute Energy Corp. (a)	5,722	178,526
REX American Resources Corp. (a)	1,511	122,346
RigNet Inc. (a)	3,601	37,090
Ring Energy Inc. (a)	14,551	183,634
Rowan Companies PLC Class A (a)	32,522	527,507
Sanchez Energy Corp. (a)	13,805	62,399
SandRidge Energy Inc. (a)	8,445	149,814
Scorpio Tankers Inc.	74,822	210,250
SEACOR Holdings Inc. (a)	4,360	249,697
SEACOR Marine Holdings Inc. (a)	4,256	98,271
Select Energy Services Inc. Class A (a)	11,528	167,502
SemGroup Corp. Class A	20,188	512,775
Ship Finance International Ltd.	21,299	318,420
SilverBow Resources Inc. (a)	2,004	57,876
Smart Sand Inc. (a)	5,612	29,800
Solaris Oilfield Infrastructure Inc. Class A (a)	6,640	94,886
Southwestern Energy Co. (a)	150,083	795,440

See accompanying notes to financial statements.	37

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
SRC Energy Inc. (a)	62,015	$683,405
Superior Energy Services Inc. (a)	39,168	381,496
Talos Energy Inc. (a)	5,149	165,437
Teekay Corp.	17,473	135,416
Teekay Tankers Ltd. Class A	46,089	53,924
Tellurian Inc. (a)	20,563	171,084
TETRA Technologies Inc. (a)	31,024	138,057
Tidewater Inc. (a)	6,099	176,444
Ultra Petroleum Corp. (a)	40,922	94,530
Unit Corp. (a)	13,356	341,379
Uranium Energy Corp. (a)	42,280	68,071
US Silica Holdings Inc.	20,334	522,380
W&T Offshore Inc. (a)	24,814	177,420
WildHorse Resource Development Corp. (a)	6,938	175,948
World Fuel Services Corp.	17,101	349,023
Zion Oil & Gas Inc. (a)	13,431	54,463

		28,103,133

Financials (17.79%)
1st Constitution Bancorp	1,722	39,434
1st Source Corp.	4,179	223,284
Access National Corp.	3,990	114,114
ACNB Corp.	1,794	61,086
AG Mortgage Investment Trust Inc.	6,671	125,348
Allegiance Bancshares Inc. (a)	3,076	133,345
Ambac Financial Group Inc. (a)	3,096	61,456
American Equity Investment Life Holding Co.	22,842	822,312
American National Bankshares Inc.	2,300	92,000
Ameris Bancorp	10,067	537,074
Amerisafe Inc.	4,846	279,857
Ames National Corp.	2,200	67,870
AmTrust Financial Services Inc.	28,200	410,874
Anworth Mortgage Asset Corp.	26,288	130,651
Apollo Commercial Real Estate Finance Inc.	31,233	570,939
Arbor Realty Trust Inc.	5,629	58,710
Ares Commercial Real Estate Corp.	6,843	94,502
Argo Group International Holdings Ltd.	8,166	474,853
Arlington Asset Investment Corp. Class A	7,809	80,511
ARMOUR Residential REIT Inc.	10,049	229,218
Arrow Financial Corp.	3,104	112,986
Artisan Partners Asset Management Inc. Class A	12,706	383,086
Ashford Inc. (a)	210	13,608
Associated Capital Group Inc. Class A	1,008	38,254
Atlantic Capital Bankshares Inc. (a)	6,434	126,428
Auburn National Bancorporation Inc.	541	26,839
B. Riley Financial Inc.	5,347	120,575
Baldwin & Lyons Inc.	2,401	58,584
Banc of California Inc.	10,724	209,654
BancFirst Corp.	4,602	272,438
Banco Latinoamericano de Comercio Exterior SA	8,017	197,298

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bancorp Inc., The(a)	12,460	$130,332
BancorpSouth Bank	24,492	807,011
Bank of Commerce Holdings	3,859	49,202
Bank of Marin Bancorp	1,726	139,547
Bank of N.T. Butterfield & Son Ltd., The	13,837	632,628
Bank of Princeton, The (a)	1,367	45,453
BankFinancial Corp.	3,724	65,729
Bankwell Financial Group Inc.	1,510	48,547
Banner Corp.	8,184	492,104
Bar Harbor Bankshares	3,973	120,342
BayCom Corp.(a)	2,645	65,464
BCB Bancorp Inc.	3,166	47,490
Beneficial Bancorp Inc.	17,390	281,718
Berkshire Hills Bancorp Inc.	10,410	422,646
Blackstone Mortgage Trust Inc. Class A	25,778	810,203
Blue Hills Bancorp Inc.	5,968	132,490
BofI Holding Inc. (a)	15,065	616,309
Boston Private Financial Holdings Inc.	21,890	348,051
Bridge Bancorp Inc.	4,376	157,317
Bridgewater Bancshares Inc. (a)	1,309	16,650
BrightSphere Investment Group PLC	21,603	308,059
Brookline Bancorp Inc.	20,130	374,418
Bryn Mawr Bank Corp.	5,056	234,093
BSB Bancorp Inc. (a)	2,276	78,294
Business First Bancshares Inc.	2,303	60,684
Byline Bancorp Inc. (a)	3,952	88,288
C&F Financial Corp.	801	50,103
Cadence BanCorporation	11,786	340,262
Cambridge Bancorp	825	71,396
Camden National Corp.	3,939	180,052
Cannae Holdings Inc. (a)	17,441	323,531
Capital City Bank Group Inc.	2,998	70,843
Capitol Federal Financial Inc.	33,070	435,201
Capstar Financial Holdings Inc. (a)	2,222	41,174
Capstead Mortgage Corp.	23,388	209,323
Carolina Financial Corp.	4,928	211,510
Cathay General Bancorp	19,845	803,524
CB Financial Services Inc.	1,129	38,838
CBTX Inc.	4,742	156,723
CenterState Bank Corp.	20,999	626,190
Central Pacific Financial Corp.	7,057	202,183
Central Valley Community Bancorp	3,052	64,580
Century Bancorp Inc. Class A	809	61,808
Charter Financial Corp.	3,086	74,527
Chemical Financial Corp.	18,188	1,012,526
Chemung Financial Corp.	727	36,430
Cherry Hill Mortgage Investment Corp.	3,123	55,777
Citizens & Northern Corp.	3,100	80,166
Citizens Inc. (a)	12,300	95,817
City Holding Co.	3,868	290,990
Civista Bancshares Inc.	2,518	61,036
CNB Financial Corp.	3,800	114,228
CNO Financial Group Inc.	41,731	794,558
CoBiz Financial Inc.	9,837	211,299
Codorus Valley Bancorp Inc.	2,149	65,931
Cohen & Steers Inc.	5,960	248,592

38	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Colony Credit Real Estate Inc.	19,174	$397,477
Columbia Banking System Inc.	18,670	763,603
Columbia Financial Inc. (a)	12,691	210,036
Community Bank System Inc.	12,826	757,632
Community Bankers Trust Corp. (a)	5,471	48,965
Community Financial Corp., The	1,310	46,322
Community Trust Bancorp Inc.	3,875	193,556
ConnectOne Bancorp Inc.	7,782	193,772
County Bancorp Inc.	1,115	30,663
Cowen Inc. (a)	7,432	102,933
Crawford & Co. Class B	3,088	26,711
Curo Group Holdings Corp. (a)	1,866	46,557
Customers Bancorp Inc. (a)	7,336	208,196
CVB Financial Corp.	26,881	602,672
CYS Investments Inc.	40,021	300,158
Diamond Hill Investment Group	956	185,875
Dime Community Bancshares	8,314	162,123
Donegal Group Inc.	2,241	30,500
Donnelley Financial Solutions Inc. (a)	8,413	146,134
Dynex Capital Inc.	13,301	86,856
Eagle Bancorp Inc. (a)	8,138	498,859
eHealth Inc. (a)	4,770	105,417
Elevate Credit Inc. (a)	5,330	45,092
EMC Insurance Group Inc.	2,447	67,978
Employers Holdings Inc.	7,910	317,982
Encore Capital Group Inc. (a)	6,745	246,867
Enova International Inc. (a)	8,520	311,406
Enstar Group Ltd. (a)	3,069	636,204
Entegra Financial Corp. (a)	1,678	49,165
Enterprise Bancorp Inc.	2,514	101,641
Enterprise Financial Services Corp.	5,799	312,856
Equity Bancshares Inc. Class A (a)	3,364	139,539
Esquire Financial Holdings Inc. (a)	1,204	31,774
ESSA Bancorp Inc.	2,248	35,586
Essent Group Ltd. (a)	24,441	875,477
Evans Bancorp Inc.	1,166	53,753
Exantas Capital Corp.	7,360	74,925
EZCORP Inc. Class A (a)	13,250	159,663
Farmers & Merchants Bancorp Inc.	2,176	87,802
Farmers Capital Bank Corp.	1,800	93,780
Farmers National Banc Corp.	6,787	108,253
FB Financial Corp.	3,271	133,195
FBL Financial Group Inc. Class A	2,551	200,891
FCB Financial Holdings Inc. Class A (a)	10,806	635,393
Federal Agricultural Mortgage Corp. Class C	2,378	212,783
Federated Investors Inc. Class B	10,833	252,626
FedNat Holding Co.	2,897	66,834
FGL Holdings (a)	36,384	305,262
Fidelity D&D Bancorp Inc.	539	33,413
Fidelity Southern Corp.	5,700	144,837
Financial Engines Inc.	16,220	728,278
Financial Institutions Inc.	4,039	132,883
First BanCorp(a)	54,454	416,573
First Bancorp (North Carolina)	7,501	306,866
First Bancorp Inc.	2,862	80,766
First Bancshares Inc., The	3,072	110,438

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Bank	3,187	$44,299
First Busey Corp.	11,133	353,139
First Business Financial Services Inc.	2,000	52,000
First Choice Bancorp	1,526	46,635
First Commonwealth Financial Corp.	25,635	397,599
First Community Bancshares Inc.	4,032	128,460
First Community Corp.	1,747	43,850
First Connecticut Bancorp Inc.	3,703	113,312
First Defiance Financial Corp.	2,589	173,618
First Financial Bancorp	24,356	746,511
First Financial Bankshares Inc.	16,614	845,653
First Financial Corp. Indiana	3,155	143,079
First Financial Northwest Inc.	2,146	41,890
First Foundation Inc. (a)	8,338	154,587
First Guaranty Bancshares Inc.	1,047	27,243
First Internet Bancorp	1,888	64,381
First Interstate BancSystem Inc.	8,469	357,392
First Merchants Corp.	12,541	581,902
First Mid-Illinois Bancshares Inc.	2,998	117,821
First Midwest Bancorp Inc.	26,163	666,372
First Northwest Bancorp (a)	2,932	46,824
First of Long Island Corp., The	6,070	150,839
First Savings Financial Group Inc.	340	24,987
First United Corp.	1,683	34,417
FirstCash Inc.	11,630	1,044,955
Flagstar Bancorp Inc. (a)	7,656	262,295
Flushing Financial Corp.	6,707	175,053
FNB Bancorp	1,308	47,964
Franklin Financial Network Inc. (a)	3,122	117,387
FS Bancorp Inc.	757	47,880
Fulton Financial Corp.	44,221	729,647
Gain Capital Holdings Inc.	9,344	70,547
GAMCO Investors Inc.	1,798	48,114
Genworth Financial Inc. Class A (a)	128,470	578,115
German American Bancorp Inc.	5,320	190,722
Glacier Bancorp Inc.	21,714	839,898
Global Indemnity Ltd.	2,257	87,978
Goosehead Insurance Inc. Class A (a)	2,463	61,476
Granite Point Mortgage Trust Inc.	11,135	204,327
Great Ajax Corp.	3,742	48,945
Great Southern Bancorp Inc.	2,713	155,184
Great Western Bancorp Inc.	15,159	636,526
Green Bancorp Inc.	6,028	130,205
Green Dot Corp. Class A (a)	12,190	894,624
Greene County Bancorp Inc.	847	28,713
Greenhill & Co. Inc.	6,029	171,224
Greenlight Capital Re Ltd. Class A (a)	7,873	111,797
Guaranty Bancorp	6,499	193,670
Guaranty Bancshares Inc.	1,825	60,116
Hallmark Financial Services Inc. (a)	4,391	43,822
Hamilton Lane Inc. Class A	3,948	189,386
Hancock Whitney Corp.	21,735	1,013,938
Hanmi Financial Corp.	7,876	223,285
Hannon Armstrong Sustainable Infrastructure Capital Inc.	13,304	262,754
HarborOne Bancorp Inc. (a)	3,885	73,582
HCI Group Inc.	1,873	77,861

See accompanying notes to financial statements.	39

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Health Insurance Innovations Inc. Class A (a)	2,919	$94,430
Heartland Financial USA Inc.	7,481	410,333
Heritage Commerce Corp.	10,141	172,296
Heritage Financial Corp.	8,595	299,536
Heritage Insurance Holdings Inc.	5,507	91,802
Hilltop Holdings Inc.	18,780	414,475
Hingham Institution for Savings	328	72,062
Home Bancorp Inc.	1,950	90,773
Home Bancshares Inc.	40,624	916,477
HomeStreet Inc. (a)	6,688	180,242
HomeTrust Bancshares Inc. (a)	4,264	120,032
Hope Bancorp Inc.	33,468	596,734
Horace Mann Educators Corp.	10,388	463,305
Horizon Bancorp Inc.	9,351	193,472
Houlihan Lokey Inc.	7,874	403,306
Howard Bancorp Inc. (a)	3,289	59,202
IBERIABANK Corp.	14,317	1,085,229
Impac Mortgage Holdings Inc. (a)	2,776	26,455
Independence Holding Co.	1,398	46,484
Independent Bank Corp.	6,940	544,096
Independent Bank Corp. (Michigan)	5,582	142,341
Independent Bank Group Inc.	5,406	361,121
Infinity Property & Casualty Corp.	2,724	387,761
International Bancshares Corp.	14,200	607,760
INTL FCStone Inc. (a)	4,145	214,338
Invesco Mortgage Capital	28,670	455,853
Investar Holding Corp.	2,110	58,342
Investment Technology Group Inc.	8,126	169,996
Investors Bancorp Inc.	63,721	814,992
Investors Title Co.	354	65,370
James River Group Holdings Ltd.	6,610	259,707
Kearny Financial Corp.	25,149	338,254
Kemper Corp.	9,964	753,777
Kingstone Companies Inc.	2,427	41,016
Kinsale Capital Group Inc.	4,956	271,886
KKR Real Estate Finance Trust Inc.	3,528	69,784
Ladder Capital Corp.	22,134	345,733
Ladenburg Thalmann Financial Services Inc.	28,505	96,917
Lakeland Bancorp Inc.	11,641	231,074
Lakeland Financial Corp.	6,198	298,682
LCNB Corp.	2,051	40,405
LegacyTexas Financial Group Inc.	12,219	476,785
LendingClub Corp. (a)	83,262	315,563
LendingTree Inc. (a)	1,983	423,965
Level One Bancorp Inc.	421	11,443
Live Oak Bancshares Inc.	6,488	198,857
Luther Burbank Corp.	4,248	48,873
Macatawa Bank Corp.	6,118	74,273
Maiden Holdings Ltd.	15,879	123,062
Malvern Bancorp Inc. (a)	1,665	40,543
Marlin Business Services Corp.	2,159	64,446
MB Financial Inc.	21,138	987,145
MBIA Inc. (a)	22,660	204,846
MBT Financial Corp.	4,156	44,261
Mercantile Bank Corp.	4,257	157,339

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Merchants Bancorp	4,082	$116,459
Meridian Bancorp Inc.	11,939	228,632
Meta Financial Group Inc.	2,342	228,111
Metropolitan Bank Holding Corp. (a)	1,657	86,959
MGIC Investment Corp. (a)	94,436	1,012,354
Mid Penn Bancorp Inc.	878	30,642
Middlefield Banc Corp.	669	33,918
Midland States Bancorp Inc.	5,350	183,291
MidSouth Bancorp Inc.	3,546	46,985
MidWestOne Financial Group Inc.	2,892	97,692
Moelis & Co.	10,156	595,649
MTGE Investment Corp.	11,349	222,440
MutualFirst Financial Inc.	1,344	50,736
MVB Financial Corp.	1,976	35,667
National Bank Holdings Corp. Class A	7,292	281,398
National Bankshares Inc.	1,700	78,880
National Commerce Corp. (a)	3,725	172,468
National General Holdings Corp.	15,735	414,303
National Western Life Group Inc. Class A	605	185,892
Nationstar Mortgage Holdings Inc. (a)	7,253	127,145
Navigators Group Inc., The	5,037	287,109
NBT Bancorp Inc.	11,006	419,879
Nelnet Inc. Class A	4,766	278,382
New York Mortgage Trust Inc.	28,184	169,386
NI Holdings Inc. (a)	2,754	46,680
Nicolet Bankshares Inc. (a)	2,338	128,847
NMI Holdings Inc. Class A (a)	15,827	257,980
Northeast Bancorp	1,675	36,515
Northfield Bancorp Inc.	11,334	188,371
Northrim BanCorp Inc.	1,641	64,902
Northwest Bancshares Inc.	24,516	426,333
Norwood Financial Corp.	1,443	51,977
Oak Valley Bancorp.	1,313	30,028
OceanFirst Financial Corp.	12,037	360,629
Ocwen Financial Corp. (a)	30,067	119,065
OFG Bancorp	10,783	151,501
Ohio Valley Banc Corp.	1,011	53,027
Old Line Bancshares Inc.	3,909	136,463
Old National Bancorp	38,655	718,983
Old Second Bancorp Inc.	7,100	102,240
On Deck Capital Inc. (a)	13,692	95,844
OP Bancorp (a)	2,399	30,515
Oppenheimer Holdings Inc. Class A	2,680	75,040
Opus Bank	4,865	139,626
Orchid Island Capital Inc.	13,630	102,498
Origin Bancorp Inc.	4,158	170,229
Oritani Financial Corp.	10,256	166,147
Orrstown Financial Services Inc.	1,633	42,458
Owens Realty Mortgage Inc.	133	2,218
Pacific Mercantile Bancorp (a)	3,714	36,212
Pacific Premier Bancorp Inc. (a)	11,607	442,807
Park National Corp.	3,440	383,285
Parke Bancorp Inc.	1,601	37,864
PCSB Financial Corp.	4,726	93,906
PDL Community Bancorp (a)	2,156	33,871

40	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Peapack-Gladstone Financial Corp.	4,745	$164,130
Penns Woods Bancorp Inc.	1,257	56,288
PennyMac Mortgage Investment Trust	15,371	291,895
Peoples Bancorp Inc.	4,554	172,050
Peoples Bancorp of North Carolina Inc.	1,168	37,411
Peoples Financial Services Corp.	1,900	89,338
People’s Utah Bancorp	3,860	137,802
PHH Corp. (a)	8,751	95,036
Piper Jaffray Companies Inc.	3,795	291,646
PJT Partners Inc. Class A	5,177	276,400
PRA Group Inc. (a)	11,390	439,085
Preferred Bank	3,567	219,228
Premier Financial Bancorp Inc.	2,696	50,334
Primerica Inc.	11,075	1,103,070
ProAssurance Corp.	13,403	475,136
Provident Bancorp Inc. (a)	1,045	27,379
Provident Financial Services Inc.	15,880	437,176
Prudential Bancorp Inc.	2,028	39,140
Pzena Investment Management Inc. Class A	4,742	43,674
QCR Holdings Inc.	3,377	160,239
Radian Group Inc.	55,005	892,181
RBB Bancorp	3,477	111,681
Redwood Trust Inc.	19,693	324,344
Regional Management Corp. (a)	2,600	91,052
Reliant Bancorp Inc.	2,505	70,265
Renasant Corp.	12,332	561,353
Republic Bancorp Inc. Class A	2,619	118,641
Republic First Bancorp Inc. (a)	12,223	95,951
Riverview Bancorp Inc.	5,029	42,445
RLI Corp.	10,008	662,430
S&T Bancorp Inc.	8,625	372,945
Safeguard Scientifics Inc. (a)	5,216	66,765
Safety Insurance Group Inc.	3,794	324,008
Sandy Spring Bancorp Inc.	8,825	361,913
SB One Bancorp	1,510	44,847
Seacoast Banking Corporation of Florida (a)	11,607	366,549
Select Bancorp Inc. (a)	2,026	27,290
Selective Insurance Group Inc.	14,792	813,560
ServisFirst Bancshares Inc.	11,902	496,670
Shore Bancshares Inc.	2,988	56,832
SI Financial Group Inc.	2,871	42,347
Siebert Financial Corp. (a)	1,506	15,693
Sierra Bancorp	3,574	100,930
Silvercrest Asset Management Group Inc. Class A	2,456	40,033
Simmons First National Corp.	23,042	688,956
SmartFinancial Inc. (a)	2,822	72,695
South State Corp.	9,342	805,748
Southern First Bancshares Inc. (a)	1,710	75,582
Southern Missouri Bancorp Inc.	1,779	69,417
Southern National Bancorp of Virginia Inc.	5,216	93,053
Southside Bancshares Inc.	8,482	285,674
Spirit of Texas Bancshares Inc. (a)	591	12,175
State Auto Financial Corp.	4,418	132,142
State Bank Financial Corp.	9,407	314,194

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sterling Bancorp Inc.	4,678	$62,498
Stewart Information Services Corp.	5,981	257,602
Stifel Financial Corp.	17,915	936,059
Stock Yards Bancorp Inc.	5,650	215,548
Summit Financial Group Inc.	2,641	70,884
Sutherland Asset Management Corp.	4,818	78,293
Territorial Bancorp Inc.	2,085	64,635
Third Point Reinsurance Ltd. (a)	20,841	260,513
Timberland Bancorp Inc.	1,578	58,923
Tiptree Inc.	7,705	52,394
Tompkins Financial Corp.	3,824	328,405
TowneBank	16,838	540,500
TPG RE Finance Trust Inc.	8,648	175,727
Trico Bancshares	5,323	199,346
Tristate Capital Holdings Inc. (a)	5,500	143,550
Triumph Bancorp Inc. (a)	6,091	248,208
Trupanion Inc. (a)	6,115	236,039
Trustco Bank Corp. NY	23,377	208,055
Trustmark Corp.	17,394	567,566
UMB Financial Corp.	11,593	883,734
Union Bankshares Corp.	16,689	648,868
Union Bankshares Inc.	889	46,139
United Bankshares Inc.	25,880	942,032
United Community Banks Inc.	19,800	607,266
United Community Financial Corp.	12,500	137,375
United Financial Bancorp Inc.	13,173	230,791
United Fire Group Inc.	5,224	284,760
United Insurance Holdings Corp.	5,451	106,731
United Security Bancshares	3,268	36,602
Unity Bancorp Inc.	1,926	43,817
Universal Insurance Holdings Inc.	8,260	289,926
Univest Corp. of Pennsylvania	7,025	193,188
Valley National Bancorp	82,314	1,000,938
Value Line Inc.	474	11,234
Veritex Holdings Inc. (a)	5,812	180,579
Virtus Investment Partners Inc.	1,854	237,219
Waddell & Reed Financial Inc. Class A	20,881	375,232
Walker & Dunlop Inc.	6,951	386,823
Washington Federal Inc.	21,375	698,963
Washington Trust Bancorp Inc.	3,788	220,083
Waterstone Financial Inc.	6,915	117,901
WesBanco Inc.	11,353	511,339
West Bancorporation	4,200	105,630
Westamerica Bancorporation	6,661	376,413
Western Asset Mortgage Capital Corp.	11,366	118,434
Western New England Bancorp Inc.	6,784	74,624
Westwood Holdings Group Inc.	2,134	127,058
WisdomTree Investments Inc.	29,596	268,732
WMIH Corp. (a)	51,344	68,801
World Acceptance Corp. (a)	1,552	172,288
WSFS Financial Corp.	7,724	411,665

		100,068,410

Health Care (15.51%)
AAC Holdings Inc. (a)	2,887	27,051
Abaxis Inc.	5,473	454,314

See accompanying notes to financial statements.	41

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Abeona Therapeutics Inc. (a)	7,908	$126,528
ACADIA Pharmaceuticals Inc. (a)	25,092	383,155
Accelerate Diagnostics Inc. (a)	6,761	150,770
Acceleron Pharma Inc. (a)	9,879	479,329
Accuray Inc. (a)	21,167	86,785
Achaogen Inc. (a)	8,840	76,554
Achillion Pharmaceuticals Inc. (a)	33,503	94,813
Aclaris Therapeutics Inc. (a)	6,858	136,954
Acorda Therapeutics Inc. (a)	10,796	309,845
Adamas Pharmaceuticals Inc. (a)	5,600	144,648
Addus HomeCare Corp. (a)	1,930	110,493
ADMA Biologics Inc. (a)	4,830	21,783
Aduro Biotech Inc. (a)	16,368	114,576
Adverum Biotechnologies Inc. (a)	13,858	73,447
Aeglea BioTherapeutics Inc. (a)	4,143	43,833
Aerie Pharmaceuticals Inc. (a)	9,057	611,800
Agenus Inc. (a)	18,600	42,222
Aimmune Therapeutics Inc. (a)	11,024	296,435
Akcea Therapeutics Inc. (a)	3,820	90,572
Akebia Therapeutics Inc. (a)	12,892	128,662
Akorn Inc. (a)	23,774	394,411
Albireo Pharma Inc. (a)	2,317	82,254
Alder Biopharmaceuticals Inc. (a)	14,857	234,741
Aldeyra Therapeutics Inc. (a)	4,043	32,142
Allena Pharmaceuticals Inc. (a)	2,958	38,543
Allscripts Healthcare Solutions Inc. (a)	45,125	541,500
AMAG Pharmaceuticals Inc. (a)	8,575	167,213
Amedisys Inc. (a)	7,274	621,636
American Renal Associates Holdings Inc. (a)	3,362	53,019
Amicus Therapeutics Inc. (a)	48,143	751,994
AMN Healthcare Services Inc. (a)	12,012	703,903
Amneal Pharmaceuticals Inc. (a)	22,110	362,825
Amphastar Pharmaceuticals Inc. (a)	9,135	139,400
Ampio Pharmaceuticals Inc. (a)	20,119	44,262
AnaptysBio Inc. (a)	4,721	335,380
Angiodynamics Inc. (a)	9,498	211,236
ANI Pharmaceuticals Inc. (a)	2,055	137,274
Anika Therapeutics Inc. (a)	3,612	115,584
Antares Pharma Inc. (a)	37,153	95,855
Apellis Pharmaceuticals Inc. (a)	9,190	202,180
Apollo Medical Holdings Inc. (a)	5,001	129,326
Aratana Therapeutics Inc. (a)	10,556	44,863
Arbutus Biopharma Corp. (a)	8,971	65,488
Arcus Biosciences Inc. (a)	1,321	16,169
Ardelyx Inc. (a)	8,691	32,157
Arena Pharmaceuticals Inc. (a)	12,632	550,755
ArQule Inc. (a)	22,066	122,025
Array Biopharma Inc. (a)	51,875	870,463
Arrowhead Pharmaceuticals Inc. (a)	22,133	301,009
Arsanis Inc. (a)	1,073	3,895
Assembly Biosciences Inc. (a)	4,358	170,877
Atara Biotherapeutics Inc. (a)	10,346	380,216
Athenex Inc. (a)	10,702	199,699
Athersys Inc. (a)	30,065	59,228
AtriCure Inc. (a)	8,548	231,223
Atrion Corp.	350	209,790

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Audentes Therapeutics Inc. (a)	8,143	$311,144
Aveo Pharmaceuticals Inc. (a)	25,919	58,577
Avid Bioservices Inc. (a)	12,855	50,392
AxoGen Inc. (a)	8,471	425,668
Bellicum Pharmaceutical Inc. (a)	10,182	75,143
BioCryst Pharmaceuticals Inc. (a)	24,841	142,339
Biohaven Pharmaceutical Holding Company Ltd. (a)	6,961	275,099
BioScrip Inc. (a)	30,994	90,812
BioSpecifics Technologies Corp. (a)	1,431	64,195
BioTelemetry Inc. (a)	8,251	371,295
BioTime Inc. (a)	24,755	50,995
Blueprint Medicines Corp. (a)	10,648	675,935
Brookdale Senior Living Inc. (a)	47,581	432,511
Calithera Biosciences Inc. (a)	7,937	39,685
Calyxt Inc. (a)	1,224	22,852
Cambrex Corp. (a)	8,413	440,000
Capital Senior Living Corp. (a)	6,561	70,006
Cara Therapeutics Inc. (a)	6,765	129,550
Cardiovascular Systems Inc. (a)	8,120	262,601
CareDx Inc. (a)	8,206	100,441
CASI Pharmaceuticals Inc. (a)	12,170	100,159
Castlight Health Inc. Class B (a)	19,815	84,214
Catalyst Biosciences Inc. (a)	3,030	35,360
Catalyst Pharmaceuticals Inc. (a)	25,227	78,708
Celcuity Inc. (a)	1,483	36,808
Cellular Biomedicine Group Inc. (a)	2,363	46,197
Cerus Corp. (a)	32,602	217,455
ChemoCentryx Inc. (a)	6,207	81,746
Chimerix Inc. (a)	11,084	52,760
ChromaDex Corp. (a)	9,783	36,295
Civitas Solutions Inc. (a)	4,333	71,061
Clearside Biomedical Inc. (a)	7,133	76,252
Clovis Oncology Inc. (a)	12,124	551,278
Codexis Inc. (a)	12,941	186,350
Cohbar Inc. (a)	5,651	37,014
Coherus Biosciences Inc. (a)	11,941	167,174
Collegium Pharmaceutical Inc. (a)	7,463	177,993
Community Health Systems Inc. (a)	24,948	82,827
Computer Programs & Systems Inc.	2,972	97,779
Concert Pharmaceuticals Inc. (a)	5,433	91,437
Conmed Corp.	6,441	471,481
Corbus Pharmaceuticals Holdings Inc. (a)	13,401	67,675
Corcept Therapeutics Inc. (a)	24,860	390,799
Corium International Inc. (a)	6,803	54,492
Corvel Corp. (a)	2,242	121,068
Corvus Pharmaceuticals Inc. (a)	3,529	38,748
Cotiviti Holdings Inc. (a)	10,075	444,610
Cross Country Healthcare Inc. (a)	8,672	97,560
CryoLife Inc. (a)	9,046	251,931
Cryoport Inc. (a)	6,303	99,461
CTI BioPharma Corp. (a)	12,134	60,427
Cue BioPharma Inc. (a)	4,335	51,413
Cutera Inc. (a)	3,296	132,829
CymaBay Therapeutics Inc. (a)	14,976	200,978
Cytokinetics Inc. (a)	12,191	101,185

42	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
CytomX Therapeutics Inc. (a)	9,813	$224,325
CytoSorbents Corp. (a)	6,247	71,216
Deciphera Pharmaceuticals Inc. (a)	2,088	82,163
Denali Therapeutics Inc. (a)	4,591	70,013
DepoMed Inc. (a)	15,071	100,524
Dermira Inc. (a)	9,924	91,301
Dicerna Pharmaceuticals Inc. (a)	11,294	138,352
Diplomat Pharmacy Inc. (a)	14,437	369,010
Dova Pharmaceuticals Inc. (a)	3,001	89,790
Durect Corp. (a)	39,916	62,269
Dyax Corp. Contingent Value Rights (a) (b)	35,404	39,298
Dynavax Technologies Corp. (a)	15,872	242,048
Eagle Pharmaceuticals Inc. (a)	2,654	200,802
Editas Medicine Inc. (a)	11,621	416,380
Eloxx Pharmaceuticals Inc. (a)	5,462	93,236
Emergent Biosolutions Inc. (a)	11,322	571,648
Enanta Pharmaceuticals Inc. (a)	4,264	494,198
Endo International PLC (a)	57,034	537,831
Endocyte Inc. (a)	16,535	228,183
Endologix Inc. (a)	20,994	118,826
Ensign Group Inc., The	12,524	448,610
Enzo Biochem Inc. (a)	12,021	62,389
Epizyme Inc. (a)	13,335	180,689
Esperion Therapeutics Inc. (a)	5,829	228,439
Evelo Biosciences Inc. (a)	1,385	16,343
Evolent Health Inc. Class A (a)	17,175	361,534
Evolus Inc. (a)	1,293	36,191
Fate Therapeutics Inc. (a)	12,903	146,320
Fennec Pharmaceuticals Inc. (a)	2,851	29,764
FibroGen Inc. (a)	19,023	1,190,840
Five Prime Therapeutics Inc. (a)	8,786	138,907
Flexion Therapeutics Inc. (a)	8,560	221,276
Fluidigm Corp. (a)	6,865	40,915
Fonar Corp. (a)	1,578	41,896
Fortress Biotech Inc. (a)	8,043	23,968
Foundation Medicine Inc. (a)	3,886	531,216
G1 Therapeutics Inc. (a)	5,193	225,688
Genesis Healthcare Inc. (a)	14,874	34,061
GenMark Diagnostics Inc. (a)	13,088	83,501
Genomic Health Inc. (a)	5,269	265,558
Geron Corp. (a)	40,593	139,234
Glaukos Corp. (a)	8,401	341,417
Global Blood Therapeutics Inc. (a)	12,717	574,808
Globus Medical Inc. Class A (a)	18,236	920,189
GlycoMimetics Inc. (a)	8,561	138,089
GTx Inc. (a)	1,171	17,928
Haemonetics Corp. (a)	13,668	1,225,746
Halozyme Therapeutics Inc. (a)	31,821	536,820
Halyard Health Inc. (a)	11,940	683,565
Harvard Bioscience Inc. (a)	7,315	39,135
HealthEquity Inc. (a)	13,779	1,034,803
HealthStream Inc.	6,789	185,408
Helius Medical Technologies Inc. (a)	3,328	31,683
Heron Therapeutics Inc. (a)	16,240	630,924
Heska Corp. (a)	1,707	177,170
HMS Holdings Corp. (a)	21,256	459,555

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Homology Medicines Inc. (a)	2,657	$54,203
Horizon Pharma PLC (a)	42,052	696,381
Idera Pharmaceuticals Inc. (a)	36,086	47,634
Immune Design Corp. (a)	9,222	41,960
ImmunoGen Inc. (a)	32,615	317,344
Immunomedics Inc. (a)	33,521	793,442
Innovate Biopharmaceuticals Inc. (a)	4,341	102,317
Innoviva Inc. (a)	17,678	243,956
Inogen Inc. (a)	4,488	836,249
Inovalon Holdings Inc. Class A (a)	17,625	174,928
Inovio Pharmaceuticals Inc. (a)	20,584	80,689
Insmed Inc. (a)	19,494	461,033
Inspire Medical Systems Inc. (a)	1,987	70,856
Insys Therapeutics Inc. (a)	6,200	44,888
Integer Holdings Corp. (a)	7,990	516,554
Intellia Therapeutics Inc. (a)	8,456	231,356
Intercept Pharmaceuticals Inc. (a)	5,579	468,134
Intersect ENT Inc. (a)	7,534	282,148
Intra-Cellular Therapies Inc. (a)	11,406	201,544
Intrexon Corp. (a)	17,710	246,877
IntriCon Corp. (a)	1,543	62,183
Invacare Corp.	8,104	150,734
Invitae Corp. (a)	16,284	119,687
Iovance Biotherapeutics Inc. (a)	20,918	267,750
iRadimed Corp. (a)	886	18,385
iRhythm Technologies Inc. (a)	6,036	489,701
Ironwood Pharmaceuticals Inc. (a)	35,304	675,012
Jounce Therapeutics Inc. (a)	3,614	27,683
K2M Group Holdings Inc. (a)	10,527	236,858
Kadmon Holdings Inc. (a)	17,718	70,695
Kala Pharmaceuticals Inc. (a)	3,488	47,890
Karyopharm Therapeutics Inc. (a)	12,347	209,776
Keryx Biopharmaceuticals Inc. (a)	22,994	86,457
Kindred Biosciences Inc. (a)	6,510	69,332
Kindred Healthcare Inc. (a)	22,601	203,409
Kura Oncology Inc. (a)	6,331	115,224
La Jolla Pharmaceutical Co. (a)	5,460	159,268
Lannett Company Inc. (a)	7,366	100,178
Lantheus Holdings Inc. (a)	9,477	137,890
LeMaitre Vascular Inc.	3,883	130,003
Lexicon Pharmaceuticals Inc. (a)	11,096	133,152
LHC Group Inc. (a)	7,850	671,882
LifePoint Health Inc. (a)	9,033	440,810
Ligand Pharmaceuticals Inc.
Class B (a)	5,327	1,103,595
LivaNova PLC (a)	12,386	1,236,371
Loxo Oncology Inc. (a)	6,753	1,171,510
Luminex Corp.	10,570	312,132
MacroGenics Inc. (a)	10,002	206,541
Madrigal Pharmaceuticals Inc. (a)	1,479	413,662
Magellan Health Inc. (a)	6,266	601,223
Mallinckrodt PLC (a)	20,978	391,449
MannKind Corp. (a)	35,817	68,052
Marinus Pharmaceuticals Inc. (a)	9,231	65,263
Medicines Co., The (a)	17,382	637,919
MediciNova Inc. (a)	9,559	76,090
Medidata Solutions Inc. (a)	14,704	1,184,554

See accompanying notes to financial statements.	43

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Medpace Holdings Inc. (a)	3,046	$130,978
Melinta Therapeutics Inc. (a)	5,105	32,417
Menlo Therapeutics Inc. (a)	1,566	12,716
Meridian Bioscience Inc.	10,917	173,580
Merit Medical Systems Inc. (a)	12,503	640,154
Mersana Therapeutics Inc. (a)	3,300	58,938
MiMedx Group Inc. (a)	26,098	166,766
Minerva Neurosciences Inc. (a)	7,822	64,532
Miragen Therapeutics Inc. (a)	6,338	40,627
Mirati Therapeutics Inc. (a)	4,605	227,027
Molecular Templates Inc. (a)	2,327	12,170
Momenta Pharmaceuticals Inc. (a)	19,138	391,372
Mustang Bio Inc. (a)	3,428	23,619
MyoKardia Inc. (a)	7,762	385,383
Myriad Genetics Inc. (a)	16,707	624,341
NanoString Technologies Inc. (a)	5,518	75,486
NantHealth Inc. (a)	4,515	14,945
NantKwest Inc. (a)	7,897	24,165
Natera Inc. (a)	8,142	153,232
National Healthcare Corp.	3,089	217,404
National Research Corp. Class A	2,784	104,122
Natus Medical Inc. (a)	8,216	283,452
Neogen Corp. (a)	12,798	1,026,272
NeoGenomics Inc. (a)	14,347	188,089
Neos Therapeutics Inc. (a)	7,501	46,881
Nevro Corp. (a)	7,408	591,529
NewLink Genetics Corp. (a)	7,896	37,585
Novavax Inc. (a)	97,183	130,225
Novocure Ltd. (a)	18,280	572,164
NuVasive Inc. (a)	13,105	683,033
Nuvectra Corp. (a)	3,532	72,512
NxStage Medical Inc. (a)	16,738	466,990
Nymox Pharmaceutical Corp. (a)	7,291	24,498
Ocular Therapeutix Inc. (a)	7,597	51,280
Odonate Therapeutics Inc. (a)	1,588	35,063
Omeros Corp. (a)	11,845	214,868
Omnicell Inc. (a)	9,775	512,699
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b) (c)	1,326	0
OPKO Health Inc. (a)	81,920	385,024
Optinose Inc. (a)	4,104	114,830
OraSure Technologies Inc. (a)	15,323	252,370
Organovo Holdings Inc. (a)	23,400	32,760
Orthofix International NV (a)	4,455	253,133
OrthoPediatrics Corp. (a)	1,755	46,753
Ovid Therapeutics Inc. (a)	2,878	22,448
Owens & Minor Inc.	15,778	263,650
Oxford Immunotec Global PLC (a)	6,649	85,706
Pacific Biosciences of California Inc. (a)	30,176	107,125
Pacira Pharmaceuticals Inc. (a)	10,164	325,756
Palatin Technologies Inc. (a)	41,034	39,795
Paratek Pharmaceuticals Inc. (a)	8,100	82,620
Patterson Companies Inc.	20,957	475,095
PDL BioPharma Inc. (a)	38,744	90,661
PetIQ Inc. (a)	2,591	69,594
Pfenex Inc. (a)	4,952	26,790

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Phibro Animal Health Corp. Class A	4,899	$225,599
Pieris Pharmaceuticals Inc. (a)	13,234	67,096
PolarityTE Inc. (a)	2,204	51,882
Portola Pharmaceuticals Inc. (a)	16,573	625,962
Prestige Brands Holdings Inc. (a)	13,688	525,345
Progenics Pharmaceuticals Inc. (a)	18,304	147,164
Proteostasis Therapeutics Inc. (a)	6,526	18,208
Prothena Corp. PLC (a)	10,357	151,005
Providence Service Corp. (a)	2,832	222,454
PTC Therapeutics Inc. (a)	11,521	388,603
Pulse Biosciences Inc. (a)	2,350	35,579
Puma Biotechnology Inc. (a)	7,328	433,451
Quality Systems Inc. (a)	13,756	268,242
Quanterix Corp. (a)	1,190	17,088
Quidel Corp. (a)	8,340	554,610
Quorum Health Corp. (a)	7,228	36,140
R1 RCM Inc. (a)	26,460	229,673
Ra Pharmaceuticals Inc. (a)	4,541	45,183
Radius Health Inc. (a)	10,321	304,160
RadNet Inc. (a)	10,085	151,275
Reata Pharmaceuticals Inc. Class A (a)	4,049	141,594
Recro Pharma Inc. (a)	3,414	17,138
REGENXBIO Inc. (a)	7,275	521,981
Repligen Corp. (a)	9,982	469,553
resTORbio Inc. (a)	1,568	14,347
Retrophin Inc. (a)	10,070	274,508
Revance Therapeutics Inc. (a)	8,367	229,674
Rhythm Pharmaceuticals Inc. (a)	3,128	97,781
Rigel Pharmaceuticals Inc. (a)	42,103	119,151
Rocket Pharmaceuticals Inc. (a)	5,306	104,157
Rockwell Medical Inc. (a)	12,544	61,842
RTI Surgical Inc. (a)	13,702	63,029
Sangamo Therapeutics Inc. (a)	25,818	366,616
Savara Inc. (a)	6,349	71,871
scPharmaceuticals Inc. (a)	1,681	9,514
SeaSpine Holdings Corp. (a)	2,900	36,598
Select Medical Holdings Corp. (a)	27,587	500,704
Selecta Biosciences Inc. (a)	4,782	63,362
Senseonics Holdings Inc. (a)	16,919	69,537
Seres Therapeutics Inc. (a)	5,629	48,409
Sienna Biopharmaceuticals Inc. (a)	3,679	55,884
Sientra Inc. (a)	5,894	114,992
SIGA Technologies Inc. (a)	13,181	78,295
Simulations Plus Inc.	2,717	60,453
Solid Biosciences Inc. (a)	2,204	78,529
Sorrento Therapeutics Inc. (a)	22,135	159,372
Spark Therapeutics Inc. (a)	8,005	662,494
Spectrum Pharmaceuticals Inc. (a)	25,197	528,129
Spero Therapeutics Inc. (a)	1,459	21,404
Spring Bank Pharmaceuticals Inc. (a)	2,194	25,999
STAAR Surgical Co. (a)	10,588	328,228
Stemline Therapeutics Inc. (a)	7,220	115,881
Supernus Pharmaceuticals Inc. (a)	12,473	746,509
Surface Oncology Inc. (a)	1,865	30,418
Surgery Partners Inc. (a)	4,634	69,047
SurModics Inc. (a)	3,219	177,689

44	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Syndax Pharmaceuticals Inc. (a)	3,273	$22,976
Syneos Health Inc. (a)	14,250	668,325
Synergy Pharmaceuticals Inc. (a)	66,368	115,480
Synlogic Inc. (a)	3,921	38,543
Syros Pharmaceuticals Inc. (a)	6,248	63,792
T2 Biosystems Inc. (a)	6,490	50,233
Tabula Rasa HealthCare Inc. (a)	4,396	280,597
Tactile Systems Technology Inc. (a)	4,406	229,112
Tandem Diabetes Care Inc. (a)	11,347	249,861
Teladoc Inc. (a)	15,782	916,145
Teligent Inc. (a)	10,912	37,756
Tenet Healthcare Corp. (a)	21,291	714,739
Tetraphase Pharmaceuticals Inc. (a)	13,027	46,506
TG Therapeutics Inc. (a)	15,071	198,184
TherapeuticsMD Inc. (a)	42,796	267,047
Theravance Biopharma Inc. (a)	11,119	252,179
Tivity Health Inc. (a)	10,186	358,547
Tocagen Inc. (a)	4,466	41,712
TransEnterix Inc. (a)	39,641	172,835
Triple-S Management Corp. Class B (a)	5,599	218,697
Tyme Technologies Inc. (a)	9,891	31,256
U.S. Physical Therapy Inc.	3,169	304,222
Ultragenyx Pharmaceutical Inc. (a)	11,968	919,980
UNITY Biotechnology Inc. (a)	1,302	19,608
Unum Therapeutics Inc. (a)	922	13,231
Utah Medical Products Inc.	895	98,584
Vanda Pharmaceuticals Inc. (a)	13,091	249,384
Varex Imaging Corp. (a)	9,773	362,481
Veracyte Inc. (a)	6,224	58,132
Verastem Inc. (a)	13,452	92,550
Vericel Corp. (a)	9,387	91,054
ViewRay Inc. (a)	12,599	87,185
Viking Therapeutics Inc. (a)	11,074	105,092
Vital Therapies Inc. (a)	6,526	44,703
Vocera Communications Inc. (a)	7,275	217,450
Voyager Therapeutics Inc. (a)	5,465	106,786
WaVe Life Sciences Ltd. (a)	4,486	171,590
Wright Medical Group NV (a)	27,017	701,361
Xencor Inc. (a)	11,761	435,275
XOMA Corp. (a)	1,470	30,694
Zafgen Inc. (a)	5,766	58,986
ZIOPHARM Oncology Inc. (a)	34,210	103,314
Zogenix Inc. (a)	8,995	397,579
Zomedica Pharmaceuticals Corp. (a)	7,100	15,975

		87,209,043

Industrials (14.77%)
Aaon Inc.	10,229	340,114
AAR Corp.	8,376	389,400
ABM Industries Inc.	16,914	493,551
Acco Brands Corp.	27,446	380,127
Actuant Corp. Class A	15,563	456,774
Advanced Disposal Services Inc. (a)	18,443	457,018
Advanced Drainage Systems Inc.	11,304	322,729
Aegion Corp. (a)	8,089	208,292
Aerojet Rocketdyne Holdings Inc. (a)	17,795	524,775
Aerovironment Inc. (a)	5,394	385,293

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Air Transport Services Group Inc. (a)	15,073	$340,499
Aircastle Ltd.	12,211	250,326
Alamo Group Inc.	2,344	211,804
Albany International Corp. Class A	7,322	440,418
Allegiant Travel Co.	3,278	455,478
Allied Motion Technologies Inc.	1,765	84,508
Altra Industrial Motion Corp.	7,385	318,294
Ameresco Inc. Class A (a)	5,100	61,200
American Railcar Industries Inc.	1,916	75,644
American Woodmark Corp. (a)	3,645	333,700
Apogee Enterprises Inc.	6,965	335,504
Applied Industrial Technologies Inc.	9,598	673,300
ArcBest Corp.	6,636	303,265
Argan Inc.	3,780	154,791
Armstrong Flooring Inc. (a)	5,509	77,346
ASGN Inc. (a)	12,923	1,010,449
Astec Industries Inc.	5,835	348,933
Astronics Corp. (a)	5,287	190,173
Atkore International Group Inc. (a)	10,002	207,742
Atlas Air Worldwide Holdings Inc. (a)	6,028	432,208
Avis Budget Group Inc. (a)	17,423	566,248
Axon Enterprise Inc. (a)	13,369	844,653
AZZ Inc.	6,538	284,076
Babcock & Wilcox Enterprises Inc. (a)	8,394	19,978
Barnes Group Inc.	12,590	741,551
Barrett Business Services Inc.	1,800	173,826
Beacon Roofing Supply Inc. (a)	17,336	738,860
BG Staffing Inc.	1,807	42,013
Blue Bird Corp. (a)	3,703	82,762
BlueLinx Holdings Inc. (a)	2,254	84,593
BMC Stock Holdings Inc. (a)	17,157	357,723
Brady Corp.	12,108	466,763
Briggs & Stratton Corp.	10,312	181,594
Brink’s Co., The	12,797	1,020,561
Builders FirstSource Inc. (a)	28,784	526,459
CaesarStone Ltd.	5,892	88,969
CAI International Inc. (a)	4,729	109,902
Casella Waste Systems Inc. Class A (a)	10,121	259,199
CBIZ Inc. (a)	12,902	296,746
CECO Environmental Corp.	8,129	49,912
Chart Industries Inc. (a)	7,818	482,214
Cimpress NV (a)	5,607	812,791
CIRCOR International Inc.	4,079	150,760
Columbus McKinnon Corp.	5,556	240,908
Comfort Systems USA Inc.	9,330	427,314
Commercial Vehicle Group Inc. (a)	8,074	59,263
Continental Building Products Inc. (a)	9,427	297,422
Costamare Inc.	12,956	103,389
Covanta Holding Corp.	30,155	497,558
Covenant Transport Group Inc. Class A (a)	3,187	100,391
CRA International Inc.	1,911	97,251
CSW Industrials Inc. (a)	3,984	210,554
Cubic Corp.	6,459	414,668
Daseke Inc. (a)	10,309	102,368
Deluxe Corp.	12,223	809,285
DMC Global Inc.	3,656	164,154

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Douglas Dynamics Inc.	5,533	$265,584
Ducommun Inc. (a)	2,600	86,034
DXP Enterprises Inc. (a)	3,903	149,095
Dycom Industries Inc. (a)	7,688	726,593
Eagle Bulk Shipping Inc. (a)	11,648	63,365
Eastern Co., The	1,396	39,158
Echo Global Logistics Inc. (a)	7,091	207,412
EMCOR Group Inc.	14,706	1,120,303
Encore Wire Corp.	5,280	250,536
Energous Corp. (a)	5,915	87,719
Energy Recovery Inc. (a)	8,645	69,852
EnerSys	10,696	798,349
Engility Holdings Inc. (a)	4,683	143,487
Ennis Inc.	6,432	130,891
Enphase Energy Inc. (a)	21,926	147,562
EnPro Industries Inc.	5,269	368,567
EnviroStar Inc.	869	35,021
ESCO Technologies Inc.	6,288	362,818
Essendant Inc.	9,722	128,525
Esterline Technologies Corp. (a)	6,608	487,670
Evoqua Water Technologies Corp. (a)	19,266	394,953
Exponent Inc.	13,148	635,048
Federal Signal Corp.	14,919	347,464
Forrester Research Inc.	2,716	113,936
Forward Air Corp.	7,370	435,420
Foundation Building Materials Inc. (a)	3,631	55,845
Franklin Covey Co. (a)	2,568	63,044
Franklin Electric Co. Inc.	11,836	533,804
Freightcar America Inc.	3,060	51,377
FTI Consulting Inc. (a)	9,558	578,068
FuelCell Energy Inc. (a)	20,613	27,209
GATX Corp.	9,472	703,107
Genco Shipping & Trading Ltd. (a)	1,845	28,598
Gencor Industries Inc. (a)	2,014	32,526
Generac Holdings Inc. (a)	15,453	799,384
General Finance Corp. (a)	2,394	32,439
Gibraltar Industries Inc. (a)	8,264	309,900
Global Brass & Copper Holdings Inc.	5,473	171,579
GMS Inc. (a)	8,461	229,208
Gorman-Rupp Co., The	4,484	156,940
GP Strategies Corp. (a)	3,200	56,320
Graham Corp.	2,600	67,106
Granite Construction Inc.	11,244	625,841
Great Lakes Dredge & Dock Co. (a)	14,800	77,700
Greenbrier Companies Inc., The	8,066	425,482
Griffon Corp.	7,660	136,348
H&E Equipment Services Inc.	8,125	305,581
Harsco Corp. (a)	20,434	451,591
Hawaiian Holdings Inc.	12,954	465,696
HC2 Holdings Inc. (a)	10,980	64,233
Healthcare Services Group Inc.	18,887	815,730
Heartland Express Inc.	11,991	222,433
Heidrick & Struggles International Inc.	4,612	161,420
Herc Holdings Inc. (a)	6,015	338,885
Heritage-Crystal Clean Inc. (a)	4,049	81,385
Herman Miller Inc.	15,188	514,873
Hertz Global Holdings Inc. (a)	13,684	209,913

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Hill International Inc. (a)	12,432	$73,349
Hillenbrand Inc.	15,992	754,023
HNI Corp.	10,948	407,266
Hub Group Inc. (a)	8,096	403,181
Hurco Companies Inc.	1,569	70,213
Huron Consulting Group Inc. (a)	5,473	223,846
Hyster-Yale Materials Handling Inc.	2,707	173,925
ICF International Inc.	4,555	323,633
IES Holdings Inc. (a)	1,968	32,964
Infrastructure and Energy Alternatives Inc. (a)	4,329	40,303
Innerworkings Inc. (a)	11,869	103,142
Insperity Inc.	9,676	921,639
Insteel Industries Inc.	4,500	150,300
Interface Inc.	15,013	344,548
JELD-WEN Holding Inc. (a)	17,865	510,760
John Bean Technologies Corp.	7,969	708,444
Kadant Inc.	2,758	265,182
Kaman Corp.	7,011	488,597
KBR Inc.	35,957	644,349
Kelly Services Inc. Class A	8,008	179,780
Kennametal Inc.	20,820	747,438
Keyw Holding Corp., The (a)	12,213	106,742
Kforce Inc.	5,826	199,832
Kimball International Inc. Class B	9,563	154,538
KLX Inc. (a)	12,795	919,961
Knoll Inc.	12,641	263,059
Korn/Ferry International	14,369	889,872
Kratos Defense & Security Solutions Inc. (a)	22,655	260,759
L.B. Foster Co. Class A (a)	2,512	57,650
Lawson Products Inc. (a)	1,400	34,090
Lindsay Corp.	2,724	264,201
LSC Communications Inc.	8,804	137,871
Lydall Inc. (a)	4,229	184,596
Manitex International Inc. (a)	3,621	45,190
Manitowoc Company Inc., The (a)	9,008	232,947
Marten Transport Ltd.	10,154	238,111
Masonite International Corp. (a)	7,040	505,824
MasTec Inc. (a)	16,640	844,480
Matson Inc.	10,586	406,291
Matthews International Corp. Class A	7,851	461,639
Maxar Technologies Ltd.	14,405	727,741
McGrath Rentcorp	6,102	386,074
Mercury Systems Inc. (a)	12,011	457,139
Meritor Inc. (a)	21,439	441,000
Milacron Holdings Corp. (a)	17,672	334,531
Miller Industries Inc.	2,950	75,373
Mistras Group Inc. (a)	4,362	82,355
Mobile Mini Inc.	11,283	529,173
Moog Inc. Class A	8,193	638,726
MRC Global Inc. (a)	21,420	464,171
MSA Safety Inc.	8,689	837,098
Mueller Industries Inc.	14,458	426,656
Mueller Water Products Inc.	39,400	461,768
Multi-Color Corp.	3,449	222,978
MYR Group Inc. (a)	3,968	140,705

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
National Presto Industries Inc.	1,289	$159,836
Navigant Consulting Inc. (a)	11,424	252,927
Navistar International Corp. (a)	12,467	507,656
NCI Building Systems Inc. (a)	10,947	229,887
Nexeo Solutions Inc. (a)	8,106	74,008
NL Industries Inc. (a)	1,843	16,034
NN Inc.	6,990	132,111
Northwest Pipe Co. (a)	2,409	46,662
NOW Inc. (a)	27,773	370,214
NV5 Global Inc. (a)	2,109	146,154
Omega Flex Inc.	800	63,288
Orion Group Holdings Inc. (a)	6,764	55,871
P.A.M. Transportation Services Inc. (a)	532	24,988
Park-Ohio Holdings Corp.	2,366	88,252
Patrick Industries Inc. (a)	6,016	342,010
PGT Innovations Inc. (a)	12,017	250,554
Pitney Bowes Inc.	47,879	410,323
Plug Power Inc. (a)	58,142	117,447
Powell Industries Inc.	2,355	82,025
Preformed Line Products Co.	760	67,473
Primoris Services Corp.	10,640	289,727
Proto Labs Inc. (a)	6,893	819,922
Quad Graphics Inc.	8,378	174,514
Quanex Building Products Corp.	9,084	163,058
R.R. Donnelley & Sons Co.	17,389	100,161
Radiant Logistics Inc. (a)	8,900	34,799
Raven Industries Inc.	9,040	347,588
RBC Bearings Inc. (a)	5,989	771,443
Resources Connection Inc.	7,622	128,812
REV Group Inc.	7,516	127,847
Rexnord Corp. (a)	26,581	772,444
Rush Enterprises Inc. Class A (a)	7,571	328,430
Rush Enterprises Inc. Class B (a)	1,298	56,982
Safe Bulkers Inc. (a)	12,292	41,793
Saia Inc. (a)	6,488	524,555
Scorpio Bulkers Inc.	15,542	110,348
Simpson Manufacturing Co. Inc.	10,537	655,296
SiteOne Landscape Supply Inc. (a)	10,144	851,792
SkyWest Inc.	12,941	671,638
Spartan Motors Inc.	8,811	133,046
Sparton Corp. (a)	2,600	49,374
Spirit Airlines Inc. (a)	17,445	634,126
SPX Corp. (a)	10,676	374,194
SPX FLOW Inc. (a)	10,753	470,659
Standard Plus Corp. (a)	5,760	214,272
Standex International Corp.	3,115	318,353
Steelcase Inc.	21,492	290,142
Sterling Construction Company Inc. (a)	6,528	85,060
Sun Hydraulics Corp.	7,278	350,727
Sunrun Inc. (a)	24,140	317,441
Team Inc. (a)	7,533	174,012
Tennant Co.	4,544	358,976
Tetra Tech Inc.	14,191	830,174
Textainer Group Holdings Ltd. (a)	7,293	115,959
Thermon Group Holdings Inc. (a)	7,990	182,731
Titan International Inc.	13,183	141,454
Titan Machinery Inc. (a)	4,525	70,364

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
TPI Composites Inc. (a)	3,676	$107,486
Trex Co. Inc. (a)	15,045	941,667
TriMas Corp. (a)	11,745	345,303
TriNet Group Inc. (a)	11,103	621,102
Triton International Ltd. of Bermuda	13,336	408,882
Triumph Group Inc.	12,140	237,944
TrueBlue Inc. (a)	10,346	278,825
Tutor Perini Corp. (a)	9,318	171,917
Twin Disc Inc. (a)	2,117	52,544
UniFirst Corp.	3,839	679,119
Universal Forest Products Inc.	15,265	559,004
Universal Logistics Holdings Inc.	2,402	63,053
US Ecology Inc.	5,601	356,784
USA Truck Inc. (a)	1,987	46,635
Vectrus Inc. (a)	2,806	86,481
Veritiv Corp. (a)	3,017	120,227
Viad Corp.	5,161	279,984
Vicor Corp. (a)	4,377	190,618
Vivint Solar Inc. (a)	7,816	38,689
VSE Corp.	2,161	103,253
Wabash National Corp.	14,414	268,965
WageWorks Inc. (a)	10,130	506,500
Watts Water Technologies Inc.	6,998	548,643
Werner Enterprises Inc.	11,890	446,470
Wesco Aircraft Holdings Inc. (a)	14,370	161,663
Willdan Group Inc. (a)	1,999	61,909
Willis Lease Finance Corp. (a)	845	26,694
Willscot Corp. (a)	8,633	127,768
Woodward Inc.	13,630	1,047,589
YRC Worldwide Inc. (a)	8,880	89,244

		83,054,178

Information Technology (14.79%)
3D Systems Corp. (a)	28,112	388,227
8x8 Inc. (a)	23,113	463,416
A10 Networks Inc. (a)	12,771	79,563
Acacia Communications Inc. (a)	6,965	242,452
ACI Worldwide Inc. (a)	29,018	715,874
ACM Research Inc. Class A (a)	2,029	21,873
Acxiom Corp. (a)	20,012	599,359
Adesto Technologies Corp. (a)	4,509	37,876
Adtran Inc.	12,309	182,789
Advanced Energy Industries Inc. (a)	9,986	580,087
Aerohive Networks Inc. (a)	8,122	32,244
Agilysys Inc. (a)	3,514	54,467
Alarm.com Holdings Inc. (a)	7,840	316,579
Alpha & Omega Semiconductor Ltd. (a)	5,259	74,888
Altair Engineering Inc. Class A (a)	6,333	216,462
Alteryx Inc. Class A (a)	7,111	271,356
Ambarella Inc. (a)	8,121	313,552
Amber Road Inc. (a)	5,433	51,125
American Software Inc. Class A	7,118	103,709
Amkor Technology Inc. (a)	26,791	230,135
Anixter International Inc. (a)	7,498	474,623
AppFolio Inc. Class A (a)	3,748	229,190

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Applied Optoelectronics Inc. (a)	4,815	$216,194
Apptio Inc. Class A (a)	8,556	309,727
Aquantia Corp. (a)	5,362	62,092
Asure Software Inc. (a)	2,493	39,763
Avaya Holdings Corp. (a)	26,629	534,710
Avid Technology Inc. (a)	9,149	47,575
AVX Corp.	11,924	186,849
Axcelis Technologies Inc. (a)	8,386	166,043
AXT Inc. (a)	9,596	67,652
Badger Meter Inc.	7,283	325,550
Bel Fuse Inc.	2,483	51,895
Belden Inc.	10,477	640,354
Benchmark Electronics Inc.	12,488	364,025
Benefitfocus Inc. (a)	5,080	170,688
Blackbaud Inc.	12,278	1,257,881
BlackLine Inc. (a)	8,232	357,516
Blucora Inc. (a)	11,931	441,447
Bottomline Technologies Inc. (a)	10,220	509,263
Box Inc. Class A (a)	32,369	808,901
Brightcove Inc. (a)	9,139	88,191
Brooks Automation Inc.	17,556	572,677
Cabot Microelectronics Corp.	6,469	695,806
CACI International Inc. Class A (a)	6,254	1,054,112
CalAmp Corp. (a)	8,631	202,224
Calix Inc. (a)	11,220	87,516
Carbon Black Inc. (a)	2,065	53,690
Carbonite Inc. (a)	6,781	236,657
Cardlytics Inc. (a)	1,263	27,483
Cardtronics PLC Class A (a)	10,125	244,823
Care.com Inc. (a)	4,933	103,001
CarGurus Inc. (a)	12,493	434,007
Cars.com Inc. (a)	18,443	523,597
Casa Systems Inc. (a)	3,744	61,140
Cass Information Systems Inc.	3,009	207,079
CEVA Inc. (a)	5,757	173,861
ChannelAdvisor Corp. (a)	6,595	92,660
Ciena Corp. (a)	36,525	968,278
Cirrus Logic Inc. (a)	16,275	623,821
Cision Ltd. (a)	9,911	148,169
Clearfield Inc. (a)	2,800	30,940
Cloudera Inc. (a)	26,317	358,964
Cohu Inc.	7,100	174,021
CommVault Systems Inc. (a)	10,003	658,698
Comtech Telecommunications Corp.	5,926	188,921
Control4 Corp. (a)	6,804	165,405
ConvergeOne Holdings Inc.	6,250	58,688
Convergys Corp.	23,304	569,550
Cornerstone OnDemand Inc. (a)	13,591	644,621
Coupa Software Inc. (a)	13,513	841,049
Cray Inc. (a)	10,295	253,257
Cree Inc. (a)	25,597	1,064,067
CSG Systems International Inc.	8,356	341,510
CTS Corp.	8,395	302,220
Daktronics Inc.	9,652	82,139
DASAN Zhone Solutions Inc. (a)	1,398	13,644
Diebold Nixdorf Inc.	19,498	233,001
Digi International Inc. (a)	6,802	89,786

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Digimarc Corp. (a)	2,674	$71,663
Diodes Inc. (a)	10,097	348,044
Eastman Kodak Co. (a)	4,727	17,963
Ebix Inc.	6,154	469,243
eGain Corp. (a)	4,469	67,482
Electro Scientific Industries Inc. (a)	8,051	126,964
Electronics for Imaging Inc. (a)	11,530	375,417
Ellie Mae Inc. (a)	8,699	903,304
Endurance International Group Holdings Inc. (a)	17,921	178,314
Entegris Inc.	36,100	1,223,790
Envestnet Inc. (a)	11,247	618,023
ePlus inc. (a)	3,467	326,245
Etsy Inc. (a)	30,221	1,275,024
Everbridge Inc. (a)	6,652	315,438
Everi Holdings Inc. (a)	16,522	118,958
EVERTEC Inc.	15,417	336,861
Exela Technologies Inc. (a)	11,979	56,900
Exlservice Holdings Inc. (a)	8,510	481,751
Extreme Networks Inc. (a)	29,750	236,810
Fabrinet (a)	8,937	329,686
FARO Technologies Inc. (a)	4,075	221,476
Finisar Corp. (a)	29,266	526,788
Fitbit Inc. Class A (a)	52,551	343,158
Five9 Inc. (a)	14,421	498,534
ForeScout Technologies Inc. (a)	7,334	251,263
Formfactor Inc. (a)	18,292	243,284
Fusion Connect Inc. (a)	5,292	20,850
Glu Mobile Inc. (a)	27,886	178,749
Gogo Inc. (a)	14,431	70,135
GTT Communications Inc. (a)	8,889	400,005
Hackett Group Inc., The	5,994	96,324
Harmonic Inc. (a)	21,737	92,382
Hortonworks Inc. (a)	17,457	318,067
HubSpot Inc. (a)	9,220	1,156,188
Ichor Holdings Ltd. (a)	6,455	136,975
II-VI Inc. (a)	15,713	682,730
Immersion Corp. (a)	7,933	122,486
Imperva Inc. (a)	8,897	429,280
Impinj Inc. (a)	4,702	103,961
Infinera Corp. (a)	37,957	376,913
Information Services Group Inc. (a)	8,219	33,698
Inphi Corp. (a)	11,045	360,177
Insight Enterprises Inc. (a)	8,849	432,982
Instructure Inc. (a)	7,950	338,273
Integrated Device Technology Inc. (a)	33,726	1,075,185
InterDigital Inc.	8,818	713,376
Internap Corp. (a)	5,197	54,153
Iteris Inc. (a)	5,899	28,551
Itron Inc. (a)	8,530	512,227
j2 Global Inc.	11,922	1,032,564
Kemet Corp. (a)	14,085	340,153
Kimball Electronics Inc. (a)	6,532	119,536
Knowles Corp. (a)	22,633	346,285
Kopin Corp. (a)	14,398	41,178
KVH Industries Inc. (a)	4,200	56,280
Lattice Semiconductor Corp. (a)	30,996	203,334

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Leaf Group Ltd. (a)	3,918	$42,510
Limelight Networks Inc. (a)	27,301	122,035
Liquidity Services Inc. (a)	6,312	41,344
LivePerson Inc. (a)	14,386	303,545
Lumentum Holdings Inc. (a)	15,951	923,563
MACOM Technology Solutions Holdings Inc. (a)	11,535	265,766
Majesco (a)	1,657	10,191
ManTech International Corp. Class A	6,740	361,534
MAXIMUS Inc.	16,543	1,027,486
MaxLinear Inc. Class A (a)	15,972	249,003
Maxwell Technologies Inc. (a)	8,011	41,657
Meet Group Inc., The (a)	17,610	78,893
Mesa Laboratories Inc.	840	177,307
Methode Electronics Inc.	9,153	368,866
MicroStrategy Inc. (a)	2,432	310,688
MINDBODY, Inc. Class A (a)	10,821	417,691
Mitek Systems Inc. (a)	8,672	77,181
MobileIron Inc. (a)	18,072	80,420
Model N Inc. (a)	6,089	113,255
MoneyGram International Inc. (a)	7,844	52,476
Monotype Imaging Holdings Inc.	10,509	213,333
MTS Systems Corp.	4,609	242,664
Nanometrics Inc. (a)	5,957	210,937
Napco Security Technologies Inc. (a)	2,964	43,423
NeoPhotonics Corp. (a)	7,930	49,404
NETGEAR Inc. (a)	7,952	497,000
NetScout Systems Inc. (a)	21,496	638,431
New Relic Inc. (a)	11,268	1,133,448
NIC Inc.	16,458	255,922
nLight Inc. (a)	1,764	58,318
Novanta Inc. (a)	8,302	517,215
NVE Corp.	1,200	146,136
Oclaro Inc. (a)	43,182	385,615
OneSpan Inc. (a)	8,034	157,868
OSI Systems Inc. (a)	4,331	334,916
Pandora Media Inc. (a)	65,166	513,508
PAR Technology Corp. (a)	2,854	50,459
Park City Group Inc. (a)	3,278	25,896
Park Electrochemical Corp.	4,835	112,124
Paylocity Holding Corp. (a)	7,376	434,151
PC Connection Inc.	3,077	102,156
PDF Solutions Inc. (a)	7,160	85,777
Perficient Inc. (a)	8,682	228,944
Perspecta Inc.	36,551	751,123
PFSweb Inc. (a)	3,801	36,946
Photronics Inc. (a)	16,672	132,959
Plantronics Inc.	8,438	643,398
Plexus Corp. (a)	8,394	499,779
Power Integrations Inc.	7,323	534,945
Presidio Inc. (a)	7,861	102,979
PRGX Global Inc. (a)	5,096	49,431
Progress Software Corp.	11,506	446,663
PROS Holdings Inc. (a)	7,069	258,513
Q2 Holdings Inc. (a)	9,305	530,850
QAD Inc. Class A	2,458	123,269
Qualys Inc. (a)	8,578	723,125

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Quantenna Communications Inc. (a)	8,463	$131,515
QuinStreet Inc. (a)	9,284	117,907
Quotient Technology Inc. (a)	20,293	265,838
Rambus Inc. (a)	26,576	333,263
Rapid7 Inc. (a)	9,141	257,959
Reis Inc.	2,456	53,541
Remark Holdings Inc. (a)	6,238	24,391
Ribbon Communications Inc. (a)	13,879	98,818
Rimini Street Inc. (a)	1,978	12,956
Rogers Corp. (a)	4,672	520,741
Rosetta Stone Inc. (a)	4,974	79,733
Rudolph Technologies Inc. (a)	8,131	240,678
SailPoint Technologies Holdings Inc. (a)	9,956	244,320
Sanmina Corp. (a)	17,677	517,936
ScanSource Inc. (a)	6,161	248,288
Science Applications International Corp.	10,858	878,738
SecureWorks Corp. Class A (a)	2,370	29,507
Semtech Corp. (a)	16,364	769,926
SendGrid Inc. (a)	1,982	52,563
ServiceSource International Inc. (a)	19,725	77,717
ShotSpotter Inc. (a)	1,829	69,374
Shutterstock Inc. (a)	4,896	232,364
Sigma Designs Inc. (a)	8,600	52,460
Silicon Laboratories Inc. (a)	10,909	1,086,536
SMART Global Holdings Inc. (a)	2,657	84,679
SPS Commerce Inc. (a)	4,280	314,494
Stamps.com Inc. (a)	4,415	1,117,216
Stratasys Ltd. (a)	13,161	251,902
SunPower Corp. (a)	15,542	119,207
Super Micro Computer Inc. (a)	10,065	238,037
Sykes Enterprises Inc. (a)	9,996	287,685
Synaptics Inc. (a)	8,809	443,709
SYNNEX Corp.	7,710	744,092
Syntel Inc. (a)	9,056	290,607
Systemax Inc.	3,109	106,732
Tech Data Corp. (a)	9,720	798,206
TechTarget (a)	5,124	145,522
Telaria Inc. (a)	11,054	44,658
TeleNav Inc. (a)	8,473	47,449
TiVo Corp.	30,966	416,493
Trade Desk Inc., The Class A (a)	8,015	751,807
Travelport Worldwide Ltd.	31,956	592,464
Travelzoo (a)	1,218	20,828
TrueCar Inc. (a)	23,281	234,905
TTEC Holdings Inc.	3,364	116,226
TTM Technologies Inc. (a)	23,859	420,634
Tucows Inc. Class A (a)	2,505	151,928
Ultra Clean Holdings Inc. (a)	10,106	167,760
Unisys Corp. (a)	12,603	162,579
Upland Software Inc. (a)	3,970	136,449
USA Technologies Inc. (a)	13,151	184,114
Varonis Systems Inc. (a)	7,048	525,076
Veeco Instruments Inc. (a)	12,462	177,584
VeriFone Systems Inc. (a)	27,951	637,842
Verint Systems Inc. (a)	16,248	720,599
Veritone Inc. (a)	1,818	30,579

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ViaSat Inc. (a)	13,929	$915,414
Viavi Solutions Inc. (a)	57,941	593,316
Virnetx Holding Corp. (a)	13,675	46,495
Virtusa Corp. (a)	7,163	348,695
Vishay Intertechnology Inc.	33,704	781,926
Vishay Precision Group Inc. (a)	2,722	103,844
Web.com Group Inc. (a)	10,296	266,152
Workiva Inc. (a)	7,019	171,264
Xcerra Corp. (a)	13,396	187,142
XO Group Inc. (a)	5,893	188,576
Xperi Corp.	12,463	200,654
Yelp Inc. (a)	20,643	808,793
Yext Inc. (a)	20,615	398,694
Zix Corp. (a)	13,900	74,921
Zscaler Inc. (a)	3,529	126,162

		83,170,839

Materials (4.31%)
A. Schulman Inc.	7,072	314,704
Advanced Emissions Solutions Inc.	1,097	12,462
AdvanSix Inc. (a)	7,816	286,300
AgroFresh Solutions Inc. (a)	8,015	56,185
AK Steel Holding Corp. (a)	79,656	345,707
Allegheny Technologies Inc. (a)	31,936	802,232
American Vanguard Corp.	7,413	170,128
Balchem Corp.	8,160	800,822
Boise Cascade Co.	10,011	447,492
Carpenter Technology Corp.	11,869	623,953
Century Aluminum Co. (a)	12,681	199,726
Chase Corp.	1,852	217,147
Clearwater Paper Corp. (a)	3,980	91,938
Cleveland-Cliffs Inc. (a)	75,768	638,724
Coeur Mining Inc. (a)	47,640	362,064
Commercial Metals Co.	29,627	625,426
Compass Minerals International Inc.	8,636	567,817
Core Molding Technologies Inc.	304	4,341
Ferro Corp. (a)	21,011	438,079
Ferroglobe Representation & Warranty Insurance Trust - Beneficial Interest Units (a) (b) (c)	19,356	0
Flotek Industries Inc. (a)	14,591	47,129
Forterra Inc. (a)	5,028	48,922
FutureFuel Corp.	6,273	87,885
GCP Applied Technologies Inc. (a)	18,330	530,654
Gold Resource Corp.	13,014	85,762
Greif Inc. Class A	6,488	343,150
Greif Inc. Class B	1,454	83,750
Hawkins Inc.	2,466	87,173
Haynes International Inc.	3,086	113,380
HB Fuller Co.	12,902	692,579
Hecla Mining Co.	101,418	352,935
Ingevity Corp. (a)	10,789	872,399
Innophos Holdings Inc.	5,053	240,523
Innospec Inc.	6,173	472,543
Intrepid Potash Inc. (a)	24,252	99,433
Kaiser Aluminum Corp.	4,091	425,914
Kapstone Paper and Packaging Corp.	22,357	771,317

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Klondex Mines Ltd. (a)	34,294	$79,219
KMG Chemicals Inc.	3,737	275,716
Koppers Holdings Inc.(a)	5,291	202,910
Kraton Corp.(a)	7,886	363,860
Kronos Worldwide Inc.	5,983	134,797
Louisiana-Pacific Corp.	37,181	1,012,067
LSB Industries Inc.(a)	5,393	28,583
Marrone Bio Innovations Inc.(a)	13,620	25,061
Materion Corp.	5,145	278,602
Minerals Technologies Inc.	9,042	681,315
Myers Industries Inc.	7,780	149,376
Neenah Inc.	4,265	361,885
Olympic Steel Inc.	2,192	44,739
Omnova Solutions Inc. (a)	10,763	111,935
P. H. Glatfelter Co.	10,823	212,023
PolyOne Corp.	20,350	879,527
PQ Group Holdings Inc. (a)	9,317	167,706
Quaker Chemical Corp.	3,331	515,872
Ramaco Resources Inc. (a)	2,182	15,187
Rayonier Advanced Materials Inc.	13,085	223,623
Ryerson Holding Corp. (a)	4,389	48,937
Schnitzer Steel Industries Inc. Class A	6,640	223,768
Schweitzer-Mauduit International Inc.	7,951	347,618
Sensient Technologies Corp.	10,818	774,028
Stepan Co.	5,167	403,078
Summit Materials Inc. Class A (a)	28,535	749,044
SunCoke Energy Inc. (a)	16,710	223,914
Synalloy Corp.	2,011	40,119
Tahoe Resources Inc.	78,911	388,242
TimkenSteel Corp. (a)	9,842	160,917
Trecora Resources (a)	5,000	74,250
Tredegar Corp.	6,499	152,727
Trinseo SA	11,102	787,687
Tronox Ltd. Class A	23,839	469,152
UFP Technologies Inc. (a)	1,613	49,761
United States Lime & Minerals Inc.	472	39,601
Universal Stainless & Alloy Products Inc. (a)	1,757	41,588
US Concrete Inc. (a)	4,049	212,573
Valhi Inc.	5,611	26,708
Verso Corp. Class A (a)	8,620	187,571
Warrior Met Coal Inc.	9,134	251,824
Worthington Industries Inc.	10,961	460,031

		24,237,836

Real Estate (7.24%)
Acadia Realty Trust	20,728	567,325
Agree Realty Corp.	7,669	404,693
Alexander & Baldwin Inc.	17,525	411,838
Alexander’s Inc.	530	202,794
Altisource Portfolio Solutions SA (a)	2,641	77,038
American Assets Trust Inc.	10,220	391,324
American Realty Investors Inc. (a)	696	11,004
Americold Realty Trust	13,554	298,459
Armada Hoffler Properties Inc.	12,177	181,437
Ashford Hospitality Trust Inc.	21,778	176,402

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Bluerock Residential Growth REIT Inc.	6,811	$60,754
Braemar Hotels & Resorts Inc.	8,028	91,680
BRT Apartments Corp.	2,038	25,985
CareTrust REIT Inc.	18,945	316,192
CatchMark Timber Trust Inc. Class A	12,436	158,310
CBL & Associates Properties Inc.	43,654	243,153
Cedar Realty Trust Inc.	22,485	106,129
Chatham Lodging Trust	11,623	246,640
Chesapeake Lodging Trust	15,217	481,466
City Office REIT Inc.	9,296	119,268
Clipper Realty Inc.	4,105	35,057
Community Healthcare Trust Inc.	4,338	129,576
Consolidated-Tomoka Land Co.	1,059	65,139
CoreCivic Inc.	30,329	724,560
CorEnergy Infrastructure Trust Inc.	3,230	121,448
Corepoint Lodging Inc. (a)	10,107	261,771
Cousins Properties Inc.	106,177	1,028,855
DiamondRock Hospitality Co.	51,053	626,931
Easterly Government Properties Inc.	11,616	229,532
EastGroup Properties Inc.	8,769	837,966
Education Realty Trust Inc.	18,986	787,919
Farmland Partners Inc.	7,973	70,162
First Industrial Realty Trust Inc.	31,762	1,058,945
Forestar Group Inc. (a)	2,488	51,626
Four Corners Property Trust Inc.	15,765	388,292
Franklin Street Properties Corp.	27,337	234,005
Front Yard Residential Corp.	12,496	130,208
FRP Holdings Inc. (a)	1,608	104,118
Geo Group Inc., The	31,096	856,384
Getty Realty Corp.	8,257	232,600
Gladstone Commercial Corp.	7,643	146,898
Gladstone Land Corp.	2,977	37,719
Global Medical REIT Inc.	5,235	46,382
Global Net Lease Inc.	17,656	360,712
Government Properties Income Trust	17,137	271,621
Gramercy Property Trust	40,861	1,116,323
Griffin Industrial Realty Inc.	289	12,713
Healthcare Realty Trust Inc.	30,943	899,822
Hersha Hospitality Trust	9,628	206,521
HFF Inc. Class A	9,561	328,420
Independence Realty Trust Inc.	22,335	230,274
Industrial Logistics Properties Trust	4,902	109,560
InfraREIT Inc. (a)	11,282	250,122
Innovative Industrial Properties Inc.	1,619	59,288
Investors Real Estate Trust	30,056	166,210
iStar Inc. (a)	16,812	181,401
Jernigan Capital Inc.	3,293	62,765
Kennedy-Wilson Holdings Inc.	31,979	676,356
Kite Realty Group Trust	21,361	364,846
LaSalle Hotel Properties	28,593	978,738
Lexington Realty Trust	55,706	486,313
LTC Properties Inc.	10,039	429,067
Mack-Cali Realty Corp.	23,274	471,997
Marcus & Millichap Inc. (a)	4,960	193,490

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Maui Land & Pineapple Company Inc. (a)	1,677	$18,782
MedEquities Realty Trust Inc.	7,912	87,190
Monmouth Real Estate Investment Corp. Class A	19,415	320,930
National Health Investors Inc.	10,342	761,999
National Storage Affiliates Trust	13,047	402,109
New Senior Investment Group Inc.	20,291	153,603
Newmark Group Inc. Class A	5,786	82,335
NexPoint Residential Trust Inc.	4,766	135,593
NorthStar Realty Europe Corp.	12,006	173,967
One Liberty Properties Inc.	3,687	97,374
Pebblebrook Hotel Trust	17,356	673,413
Pennsylvania Real Estate Investment Trust	17,907	196,798
Physicians Realty Trust	46,797	745,944
Piedmont Office Realty Trust Inc. Class A	32,750	652,708
PotlatchDeltic Corp.	15,680	797,328
Preferred Apartment Communities Inc. Class A	9,839	167,165
PS Business Parks Inc.	5,108	656,378
QTS Realty Trust Inc. Class A	12,981	512,750
Quality Care Properties Inc. (a)	24,132	519,079
Ramco-Gershenson Properties Trust	20,779	274,491
RE/MAX Holdings Inc. Class A	4,461	233,979
Redfin Corp. (a)	18,822	434,600
Retail Opportunity Investments Corp.	28,441	544,930
Rexford Industrial Realty Inc.	20,477	642,773
RLJ Lodging Trust	44,322	977,300
RMR Group Inc., The Class A	1,857	145,682
Ryman Hospitality Properties Inc.	11,401	947,993
Sabra Health Care REIT Inc.	45,364	985,760
Safety, Income & Growth Inc.	2,358	44,731
Saul Centers Inc.	3,039	162,830
Select Income REIT	16,098	361,722
Seritage Growth Properties Class A	8,215	348,562
Spirit MTA REIT (a)	10,911	112,383
St. Joe Co., The (a)	9,566	171,710
STAG Industrial Inc.	25,181	685,679
Stratus Properties Inc. (a)	1,721	52,577
Summit Hotel Properties Inc.	26,639	381,204
Sunstone Hotel Investors Inc.	57,507	955,766
Tanger Factory Outlet Centers Inc.	23,202	545,015
Tejon Ranch Co. (a)	5,326	129,422
Terreno Realty Corp.	13,983	526,740
Tier REIT Inc.	12,005	285,479
Transcontinental Realty Investors Inc. (a)	421	14,082
Trinity Place Holdings Inc. (a)	5,830	38,187
UMH Properties Inc.	8,514	130,690
Universal Health Realty Income Trust	3,158	202,049
Urban Edge Properties	27,984	639,994
Urstadt Biddle Properties Inc. Class A	7,727	174,862
Washington Prime Group Inc.	47,559	385,703

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Real Estate (Cont.)
Washington Real Estate Investment Trust	20,316	$616,184
Whitestone REIT	10,011	124,937
Xenia Hotels & Resorts Inc.	27,326	665,656

		40,733,660

Telecommunication Services (0.66%)
ATN International Inc.	2,674	141,107
Boingo Wireless Inc. (a)	10,306	232,813
Cincinnati Bell Inc. (a)	10,275	161,318
Cogent Communications Holdings Inc.	10,685	570,579
Consolidated Communications Holdings Inc.	17,931	221,627
Frontier Communications Corp.	20,671	110,797
Hawaiian Telcom Holdco Inc. (a)	1,724	49,858
Intelsat SA (a)	10,207	170,049
Iridium Communications Inc. (a)	24,407	392,953
NII Holdings Inc. (a)	22,544	87,922
Ooma Inc. (a)	4,383	62,019
Orbcomm Inc. (a)	18,581	187,668
pdvWireless Inc. (a)	2,311	57,659
Shenandoah Telecommunications Co.	12,024	393,185
Spok Holdings Inc.	4,837	72,797
Vonage Holdings Corp. (a)	56,224	724,727
Windstream Holdings Inc. (a)	9,686	51,044

		3,688,122

Utilities (3.29%)
ALLETE Inc.	13,087	1,013,065
American States Water Co.	9,375	535,875
AquaVenture Holdings Ltd. (a)	2,972	46,304
Artesian Resources Corp. Class A	1,986	76,997
Atlantic Power Corp. (a)	28,783	63,323
Avista Corp.	16,672	877,948
Black Hills Corp.	13,656	835,884
Cadiz Inc. (a)	5,366	70,295
California Water Service Group	12,104	471,451
Chesapeake Utilities Corp.	3,976	317,881
Connecticut Water Service Inc.	3,052	199,357
Consolidated Water Co. Ltd. Ordinary Shares	3,600	46,440
El Paso Electric Co.	10,318	609,794
Genie Energy Ltd. Class B	324	1,607
Global Water Resources Inc.	2,059	19,355
Idacorp Inc.	12,826	1,183,070
MGE Energy Inc.	8,819	556,038
Middlesex Water Co.	4,153	175,132
New Jersey Resources Corp.	22,207	993,763
Northwest Natural Gas Co.	7,094	452,597

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
NorthWestern Corp.	12,724	$728,449
NRG Yield Inc. Class A	9,542	162,691
NRG Yield Inc. Class C	16,277	279,964
ONE Gas Inc.	13,259	990,978
Ormat Technologies Inc.	10,076	535,942
Otter Tail Corp.	9,863	469,479
Pattern Energy Group Inc.	20,691	387,956
PNM Resources Inc.	20,312	790,137
Portland General Electric Co.	22,774	973,816
Pure Cycle Corp. (a)	4,046	38,639
RGC Resources Inc.	1,994	58,185
SJW Group	4,371	289,448
South Jersey Industries Inc.	21,862	731,721
Southwest Gas Holdings Inc.	12,296	937,816
Spark Energy Inc. Class A	3,020	29,445
Spire Inc.	12,548	886,516
TerraForm Power Inc. Class A	18,618	217,831
Unitil Corp.	3,637	185,632
WGL Holdings Inc.	13,042	1,157,478
York Water Co., The	3,300	104,939

		18,503,238

Total Common Stocks
(cost $385,442,044)		559,168,200

Short-term Investments (0.51%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.79% (d)	2,848,596	2,848,596

Total Short-term Investments
(cost $2,848,596)		2,848,596

TOTAL INVESTMENTS (99.94%)
(cost $388,290,640)		562,016,796
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.06%)		348,767

NET ASSETS (100.00%)		$562,365,563

(a)	Non-income producing security.

(b)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Security was valued using significant unobservable inputs.

(d)	Rate shown is the 7-day yield as of June 30, 2018.

(e)	At June 30, 2018, cash in the amount of $126,000 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	40	September 2018	$3,360,221	$3,295,000	$(65,221)

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (a) (98.28%)
Australia (6.89%)
AGL Energy Ltd.	12,685	$211,059
Alumina Ltd.	50,028	103,527
Amcor Ltd.	23,377	249,075
AMP Ltd.	56,143	147,667
APA Group	22,115	161,117
Aristocrat Leisure Ltd.	11,384	259,981
ASX Ltd.	3,736	178,087
Aurizon Holdings Ltd.	38,585	123,393
AusNet Services	36,364	43,190
Australia & New Zealand Banking Group Ltd.	57,988	1,213,664
Bank of Queensland Ltd.	8,455	63,661
Bendigo and Adelaide Bank Ltd.	9,322	74,680
BGP Holdings PLC (b) (c) (d)	183,756	0
BHP Billiton Ltd.	63,618	1,591,851
BlueScope Steel Ltd.	11,558	147,510
Boral Ltd.	21,808	105,213
Brambles Ltd.	32,065	210,515
Caltex Australia Ltd.	5,407	130,120
Challenger Ltd.	11,648	101,935
CIMIC Group Ltd.	2,074	64,834
Coca-Cola Amatil Ltd.	9,293	63,208
Cochlear Ltd.	1,127	166,854
Commonwealth Bank of Australia	34,718	1,872,431
Computershare Ltd.	9,303	126,730
Crown Resorts Ltd.	7,339	73,227
CSL Ltd.	8,975	1,277,529
Dexus	20,341	146,206
Domino’s Pizza Enterprises Ltd.	1,181	45,611
Flight Centre Travel Group Ltd.	1,064	50,087
Fortescue Metals Group Ltd.	32,279	104,809
Goodman Group	32,103	228,857
GPT Group	33,921	126,916
Harvey Norman Holdings Ltd.	11,319	27,808
Healthscope Ltd.	37,570	61,303
Incitec Pivot Ltd.	34,102	91,495
Insurance Australia Group Ltd.	45,987	290,118
James Hardie Industries PLC	8,039	134,783
LendLease Group	11,207	164,088
Macquarie Group Ltd.	6,341	577,895
Medibank Private Ltd.	54,552	117,790
Mirvac Group	77,776	124,831
National Australia Bank Ltd.	53,863	1,093,667
Newcrest Mining Ltd.	14,648	237,842
Oil Search Ltd.	27,744	182,277
Orica Ltd.	7,280	95,575
Origin Energy Ltd. (c)	35,778	265,371
QBE Insurance Group Ltd.	26,438	190,334
Ramsay Health Care Ltd.	2,844	113,570
REA Group Ltd.	1,046	70,198
Rio Tinto Ltd.	8,136	502,685
Santos Ltd. (c)	37,844	175,280
Scentre Group	103,061	334,851
Seek Ltd.	6,101	98,318
Sonic Healthcare Ltd.	7,802	141,529
South32 Ltd.	100,393	268,082

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	48,738	$143,202
Suncorp Group Ltd.	26,042	280,850
Sydney Airport	22,252	117,801
Tabcorp Holding Ltd.	37,731	124,384
Telstra Corp. Ltd.	83,524	161,547
TPG Telecom Ltd.	7,255	27,732
Transurban Group	43,634	386,392
Treasury Wine Estates Ltd.	14,499	186,284
Vicinity Centres	60,283	115,612
Wesfarmers Ltd.	22,327	814,629
Westpac Banking Corp.	67,193	1,459,228
Woodside Petroleum Ltd.	17,835	467,393
Woolworths Group Ltd.	25,952	586,092

		19,694,380

Austria (0.23%)
Andritz AG	1,161	61,534
Erste Group Bank AG	6,092	253,975
OMV AG	2,973	168,146
Raiffeisen Bank International AG	2,187	67,008
VoestAlpine AG	2,369	108,934

		659,597

Belgium (1.07%)
Ageas	3,712	186,873
Anheuser-Busch InBev SA/NV	15,093	1,522,354
Colruyt SA	1,104	62,944
Groupe Bruxelles Lambert SA	1,598	168,110
KBC Group NV	4,898	376,167
Proximus SA	3,216	72,335
Solvay SA	1,410	177,573
Telenet Group Holding NV (c)	1,033	48,093
UCB SA	2,552	200,052
Umicore SA	4,149	236,856

		3,051,357

Denmark (1.64%)
A.P. Moller-Maersk A/S Class A	76	89,814
A.P. Moller-Maersk A/S Class B	132	163,297
Carlsberg A/S Class B	2,135	251,201
Chr. Hansen Holding A/S	1,901	175,008
Coloplast A/S Class B	2,249	224,545
Danske Bank A/S	14,892	463,944
DSV A/S	3,835	308,724
Genmab A/S (c)	1,228	188,950
H. Lundbeck A/S	1,396	97,841
ISS A/S	3,443	117,929
Novo Nordisk A/S Class B	34,987	1,616,069
Novozymes A/S B Shares	4,358	220,420
Orsted A/S (e)	3,580	216,308
Pandora A/S	2,159	150,477
Tryg A/S	2,594	60,747
Vestas Wind Systems A/S	4,050	250,032

See accompanying notes to financial statements.	53

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S (c)	2,045	$82,070

		4,677,376

Finland (1.02%)
Elisa OYJ	3,002	138,685
Fortum OYJ	8,564	203,987
Kone Corp. OYJ Class B	6,558	333,445
Metso OYJ	1,940	64,709
Neste OYJ	2,616	204,673
Nokia OYJ	111,550	639,837
Nokian Renkaat OYJ	2,334	91,908
Orion OYJ Class B	2,131	57,313
Sampo OYJ A Shares	8,682	422,819
Stora Enso OYJ R Shares	11,110	216,444
UPM-Kymmene OYJ	10,342	368,228
Wartsila OYJ Class B	9,012	176,426

		2,918,474

France (10.86%)
Accor SA	3,777	184,982
Aeroports de Paris (ADP)	570	128,757
Air Liquide SA	8,454	1,059,665
Airbus SE	11,477	1,339,306
Alstom SA	3,114	142,865
Amundi SA (e)	1,234	85,300
ArcelorMittal	12,965	378,264
Arkema	1,294	152,692
AtoS	1,846	251,013
AXA SA	38,467	939,894
BioMerieux	829	74,484
BNP Paribas SA	22,143	1,369,697
Bollore	17,804	82,681
Bouygues SA	4,298	184,676
Bureau Veritas SA	5,248	139,897
Capgemini SE	3,158	423,203
Carrefour SA	11,064	178,473
Casino Guichard Perrachon SA	1,133	43,848
CNP Assurances	3,501	79,541
Compagnie de Saint-Gobain	9,824	437,609
Compagnie Generale des Etablissements Michelin	3,356	406,002
Covivio	704	73,148
Credit Agricole SA	22,643	300,530
Danone	11,915	869,944
Dassault Aviation SA	47	89,369
Dassault Systemes SA	2,596	363,294
Edenred	4,505	142,298
Eiffage SA	1,553	168,723
Electricite de France	11,697	160,505
Engie	36,179	553,412
Essilor International SA	4,084	575,828
Eurazeo SA	933	70,621
Eurofins Scientific SE	227	125,897
Eutelsat Communications	3,209	66,411
Faurecia	1,504	106,914
Gecina SA	913	152,524
Getlink	9,570	131,203

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Hermes International	626	$382,395
ICADE	673	63,039
Iliad SA	548	86,466
Imerys SA	755	60,934
Ingenico Group	1,143	102,486
Ipsen SA	759	118,714
JC Decaux SA	1,523	50,855
Kering	1,492	840,443
Klepierre SA	4,125	154,989
Legrand SA	5,245	384,181
L’Oreal SA	4,979	1,227,456
LVMH Moet Hennessy Louis Vuitton SE	5,523	1,833,740
Natixis SA	17,400	123,115
Orange SA	39,518	659,640
Pernod Ricard SA	4,189	683,665
Peugeot SA	11,046	251,686
Publicis Groupe	4,170	286,156
Remy Cointreau SA	473	61,236
Renault SA	3,808	322,619
Rexel SA	5,359	76,929
Safran SA	6,608	800,261
Sanofi	22,286	1,788,663
Schneider Electric SE (Paris)	10,641	884,977
SCOR SE	3,435	127,030
SEB SA	468	81,650
SES	7,015	128,232
Societe BIC SA	562	52,101
Societe Generale	15,163	637,299
Sodexo	1,862	185,872
STMicroelectronics NV	13,527	300,344
Suez	6,960	90,035
Teleperformance	1,145	202,087
Thales SA	2,095	269,530
Total SA	47,486	2,883,622
UbiSoft Entertainment SA (c)	1,550	169,428
Unibail-Rodamco-Westfield (Amsterdam)	1,971	433,992
Unibail-Rodamco-Westfield (Paris) (c)	734	161,619
Valeo SA	4,827	263,185
Veolia Environnement	10,601	226,533
Vinci SA	9,968	956,839
Vivendi	20,210	494,395
Wendel	570	78,427

		31,020,335

Germany (8.87%)
1&1 Drillisch AG	979	55,531
adidas AG	3,717	809,257
Allianz SE Reg.	8,721	1,797,002
Axel Springer SE	977	70,603
BASF SE	18,193	1,736,859
Bayer AG Reg.	17,793	1,954,090
Bayerische Motoren Werke (BMW) AG	6,546	591,709
Beiersdorf AG	2,035	230,663
Brenntag AG	3,186	177,019
Commerzbank AG (c)	19,502	186,036

54	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Continental AG	2,201	$500,899
Covestro AG (e)	3,793	337,135
Daimler AG Registered Shares	18,013	1,153,861
Delivery Hero AG (c)(e)	1,822	96,575
Deutsche Bank AG Reg.	38,892	416,085
Deutsche Boerse AG	3,780	502,566
Deutsche Lufthansa AG Reg.	4,678	112,074
Deutsche Post AG	19,471	632,620
Deutsche Telekom AG	66,010	1,020,145
Deutsche Wohnen SE	7,088	342,307
E.ON SE	43,338	461,745
Evonik Industries AG	3,382	115,711
Fraport AG	842	81,004
Fresenius Medical Care AG & Co. KGaA	4,272	430,154
Fresenius SE & Co. KGaA	8,197	656,290
GEA Group AG	3,331	112,182
Hannover Rueck SE	1,190	147,943
HeidelbergCement AG	2,989	250,976
Henkel AG & Co. KGaA	2,003	222,397
Hochtief AG	337	60,772
Hugo Boss AG	1,167	105,834
Infineon Technologies AG	22,338	567,414
Innogy SE (e)	2,906	124,155
K+S AG Reg.	4,041	99,405
KION Group AG	1,439	103,291
Lanxess AG	1,673	130,069
Linde AG Tender Shares	3,642	865,262
MAN AG	711	80,456
Merck KGaA	2,625	255,537
Metro AG	3,642	44,883
MTU Aero Engines AG	973	186,370
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,051	641,451
Osram Licht AG	1,918	78,110
ProSiebenSat.1 Media SE	4,598	116,352
Puma SE (c)	124	72,548
Puma SE	40	23,368
QIAGEN NV (c)	4,321	156,633
RTL Group SA	781	52,926
RWE AG	10,068	228,791
SAP SE	19,372	2,235,871
Siemens AG Reg.	15,092	1,988,459
Siemens Healthineers AG (c) (e)	2,957	121,854
Symrise AG	2,443	213,700
Telefonica Deutschland Holding AG	13,509	53,144
ThyssenKrupp AG	8,154	197,652
Uniper SE	3,922	116,769
United Internet AG Reg.	2,483	141,759
Volkswagen AG	655	107,677
Vonovia SE	9,618	457,137
Wirecard AG	2,312	369,967
Zalando SE (c) (e)	2,246	125,174

		25,324,228

Hong Kong (3.57%)
AIA Group Ltd.	238,842	2,080,651

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
ASM Pacific Technology Ltd.	5,992	$75,520
Bank of East Asia Ltd., The	25,198	100,430
BOC Hong Kong Holdings Ltd.	71,500	336,045
CK Asset Holdings Ltd.	50,581	400,415
CK Hutchison Holdings Ltd.	54,081	572,502
CK Infrastructure Holdings Ltd.	13,611	100,758
CLP Holdings Ltd.	33,005	355,509
Dairy Farm International Holdings Ltd.	6,700	58,824
Galaxy Entertainment Group Ltd.	45,880	353,664
Hang Lung Group Ltd.	18,000	50,400
Hang Lung Properties Ltd.	40,000	82,163
Hang Seng Bank Ltd.	15,043	375,629
Henderson Land Development Co. Ltd.	26,654	140,554
HK Electric Investments (e)	52,500	50,184
HKT Trust and HKT Ltd.	73,100	93,620
Hong Kong & China Gas Co. Ltd.	182,779	349,388
Hong Kong Exchanges & Clearing Ltd.	23,479	702,669
Hongkong Land Holdings Ltd.	22,500	160,851
Hysan Development Co. Ltd.	11,916	66,509
Jardine Matheson Holdings Ltd.	4,300	270,957
Jardine Strategic Holdings Ltd.	4,300	156,642
Kerry Properties Ltd.	12,328	58,915
Li & Fung Ltd.	115,240	42,210
Link REIT	42,762	389,963
Melco Resorts & Entertainment Ltd. ADR	5,004	140,112
MGM China Holdings Ltd.	17,454	40,358
Minth Group Ltd.	12,000	50,757
MTR Corporation Ltd.	30,526	168,615
New World Development Company Ltd.	120,318	168,314
NWS Holdings Ltd.	33,601	57,987
PCCW Ltd.	83,704	47,099
Power Assets Holdings Ltd.	26,982	188,490
Sands China Ltd.	47,972	255,757
Shangri-La Asia Ltd.	26,974	50,534
Sino Land Co. Ltd.	64,946	105,535
SJM Holdings Ltd.	38,022	47,156
Sun Hung Kai Properties Ltd.	31,099	468,536
Swire Pacific Ltd. Class A	9,321	98,521
Swire Properties Ltd.	23,996	88,496
Techtronic Industries Company Ltd.	27,999	155,503
WH Group Ltd. (e)	167,000	135,134
Wharf Holdings Ltd., The	24,700	79,097
Wharf Real Estate Investment Co.	24,700	175,389
Wheelock and Co. Ltd.	16,104	111,915
Wynn Macau Ltd.	29,936	95,934
Yue Yuen Industrial Holdings Ltd.	14,000	39,461

		10,193,672

Ireland (0.54%)
AIB Group PLC	15,836	85,758
Bank of Ireland Group PLC	20,024	155,391
CRH PLC (Dublin)	16,808	591,210
Kerry Group PLC Class A (Dublin)	3,197	334,214

See accompanying notes to financial statements.	55

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (Cont.)
Paddy Power Betfair PLC	1,715	$190,150
Smurfit Kappa Group PLC	4,463	180,177

		1,536,900

Israel (0.52%)
Azrieli Group Ltd.	804	39,964
Bank Hapoalim B.M.	21,941	148,743
Bank Leumi Le-Israel	30,193	178,654
Bezeq The Israeli Telecommunication Corporation Ltd.	43,769	49,328
Check Point Software Technologies Ltd. (c)	2,603	254,261
Elbit Systems Ltd.	487	57,339
Frutarom Industries Ltd.	673	66,190
Israel Chemicals Ltd.	11,028	50,526
Mizrahi Tefahot Bank Ltd.	2,767	50,906
NICE Ltd. (c)	1,207	124,920
Teva Pharmaceutical Industries Ltd. Sponsored ADR	19,135	465,363

		1,486,194

Italy (2.39%)
Assicurazioni Generali SpA	23,202	387,890
Atlantia SpA	9,814	289,338
CNH Industrial NV	19,680	207,889
Davide Campari-Milano SpA	11,505	94,432
Enel SpA	160,735	890,662
Eni SpA	50,497	936,284
EXOR NV	2,189	146,482
Ferrari NV (Italy)	2,382	321,973
Fiat Chrysler Automobiles NV (Italy) (c)	21,589	407,260
Intesa Sanpaolo	264,874	766,352
Intesa Sanpaolo RSP	19,708	59,548
Intesa Sanpaolo SpA Rights (c) (d)	284,582	0
Leonardo SpA	8,213	80,835
Luxottica Group SpA	3,421	220,263
Mediobanca SpA	11,592	107,226
Moncler SpA	3,544	160,809
Pirelli & C. SpA (c) (e)	7,923	65,977
Poste Italiane SpA (e)	10,545	88,015
Prysmian SpA	4,044	100,343
Recordati SpA	2,111	83,649
Snam SpA	45,707	190,480
Telecom Italia SpA (c)	229,590	170,099
Telecom Italia SpA RSP	121,668	79,179
Tenaris SA	8,934	163,046
Terna - Rete Elettrica Nationale SpA	26,303	142,054
UniCredit SpA	39,653	657,225

		6,817,310

Japan (23.74%)
ABC-Mart Inc.	700	38,260
ACOM Co. Ltd.	9,100	34,935
Aeon Co. Ltd.	12,100	258,846
Aeon Credit Service Co. Ltd.	2,300	49,022
Aeon Mall Co. Ltd.	2,100	37,672
Air Water Inc.	2,769	50,782

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Aisin Seiki Co. Ltd.	3,200	$145,704
Ajinomoto Co. Inc.	9,100	172,255
Alfresa Holdings Corp.	3,600	84,536
All Nippon Airways Co. Ltd.	2,500	91,732
Alps Electric Co. Ltd.	3,700	95,025
Amada Holdings Co. Ltd.	7,000	67,181
Aozora Bank Ltd.	2,500	94,879
Asahi Glass Co. Ltd.	3,700	143,915
Asahi Group Holdings Ltd.	7,200	369,272
Asahi Kasei Corp.	24,300	308,159
ASICS Corp.	3,400	57,396
Astellas Pharma Inc.	38,900	592,003
Bandai Namco Holdings Inc.	3,800	156,528
Bank of Kyoto Ltd., The	1,100	50,789
Benesse Holdings Inc.	1,300	46,101
Bridgestone Corp.	12,100	472,660
Brother Industries Ltd.	4,400	86,685
CALBEE Inc.	1,600	60,188
Canon Inc.	19,800	649,272
Casio Computer Co. Ltd.	3,900	63,340
Central Japan Railway Co.	2,900	600,385
Chiba Bank Ltd., The	12,000	84,635
Chubu Electric Power Co. Inc.	12,400	185,930
Chugai Pharmaceutical Co. Ltd.	4,200	219,914
Chugoku Electric Power Company Inc., The	6,100	78,800
Coca-Cola Bottlers Japan Inc.	2,500	100,024
Concordia Financial Group Ltd.	20,900	106,210
Credit Saison Co. Ltd.	2,800	43,991
CyberAgent Inc.	2,000	119,947
Cyberdyne Inc. (c)	2,000	23,383
Dai Nippon Printing Co. Ltd.	4,800	107,264
Daicel Chemical Industries Ltd.	5,700	62,967
Daifuku Co. Ltd.	1,800	78,645
Dai-ichi Life Holdings Inc.	21,200	377,310
Daiichi Sankyo Co. Ltd.	11,240	429,407
Daikin Industries Ltd.	5,000	597,565
Daito Trust Construction Co. Ltd.	1,400	227,743
Daiwa House Industry Co. Ltd.	11,400	387,849
Daiwa House REIT Investment Co.	29	68,874
Daiwa Securities Group Inc.	32,000	185,468
DeNA Co. Ltd.	2,200	41,197
Denso Corp.	8,700	424,510
Dentsu Inc.	4,416	209,044
Disco Corp.	600	102,146
Don Quijote Holdings Co. Ltd.	2,400	115,197
East Japan Railway Co.	6,013	575,837
Eisai Co. Ltd.	5,000	351,950
Electric Power Development Co. Ltd.	3,200	82,593
FamilyMart UNY Holdings Co. Ltd.	1,500	157,957
Fanuc Corp.	3,800	753,205
Fast Retailing Co. Ltd.	1,100	504,169
Fuji Electric Co. Ltd.	12,000	91,153
FUJIFILM Holdings Corp.	7,600	296,420
Fujitsu Ltd.	38,000	229,958
Fukuoka Financial Group Inc.	15,000	75,274
Hakuhodo DY Holdings Inc.	4,700	75,359

56	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hamamatsu Photonics KK	2,600	$111,611
Hankyu Hanshin Holdings Inc.	4,400	176,744
Hikari Tsushin Inc.	400	70,200
Hino Motors Ltd.	5,000	53,316
Hirose Electric Co. Ltd.	630	77,915
Hisamitsu Pharmaceutical Co. Inc.	1,100	92,686
Hitachi Chemical Co. Ltd.	2,100	42,276
Hitachi Construction Machinery Co. Ltd.	2,100	68,082
Hitachi High-Technologies Corp.	1,200	48,816
Hitachi Ltd.	96,000	676,318
Hitachi Metals Ltd.	4,300	44,586
Honda Motor Co. Ltd.	32,300	947,068
Hoshizaki Corp.	1,000	101,062
Hoya Corp.	7,600	431,140
Hulic Company Ltd.	6,500	69,375
Idemitsu Kosan Co. Ltd.	2,500	88,904
IHI Corp.	2,800	97,395
Iida Group Holdings Co. Ltd.	3,300	63,530
INPEX Corp.	20,300	210,833
Isetan Mitsukoshi Holdings Ltd.	6,940	86,583
Isuzu Motors Ltd.	11,100	147,155
Itochu Corp.	28,000	506,403
J. Front Retailing Co. Ltd.	4,800	72,917
Japan Airlines Co. Ltd.	2,600	92,121
Japan Airport Terminal Co. Ltd.	800	37,414
Japan Exchange Group Inc.	10,500	194,755
Japan Post Bank Co. Ltd.	8,200	95,338
Japan Post Holdings Co. Ltd.	31,700	346,917
Japan Prime Realty Investment Corp.	17	61,759
Japan Real Estate Investment Corp.	26	137,541
Japan Retail Fund Investment Corp.	54	97,408
Japan Tobacco Inc.	21,700	606,437
JFE Holdings Inc.	9,700	183,211
JGC Corp.	4,000	80,460
JSR Corp.	3,700	62,879
JTEKT Corp.	4,100	55,651
JXTG Holdings Inc.	64,500	447,487
Kajima Corp.	18,000	139,080
Kakaku.com Inc.	2,900	65,302
Kamigumi Co. Ltd.	2,500	51,890
Kaneka Corp.	4,000	35,823
Kansai Electric Power Company Inc., The	14,200	207,094
Kansai Paint Co. Ltd.	3,500	72,634
Kao Corp.	9,700	739,349
Kawasaki Heavy Industries Ltd.	2,900	85,291
KDDI Corp.	35,500	970,744
Keihan Holdings Co. Ltd.	2,000	71,707
Keikyu Corp.	4,500	73,707
Keio Corp.	2,000	96,641
Keisei Electric Railway Co. Ltd.	2,600	89,186
Keyence Corp.	1,840	1,037,786
Kikkoman Corp.	3,000	151,466
Kintetsu Group Holdings Co. Ltd.	3,400	138,636
Kirin Holdings Co. Ltd.	16,300	436,920
Kobayashi Pharmaceutical Co. Ltd.	1,000	86,316

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kobe Steel Ltd.	6,100	$55,745
Koito Manufacturing Company Ltd.	2,024	133,691
Komatsu Ltd.	18,000	512,434
Konami Holdings Corp.	1,700	86,380
Konica Minolta Holdings Inc.	9,000	83,469
KOSE Corp.	600	129,057
Kubota Corp.	20,000	313,899
Kuraray Co. Ltd.	6,300	86,647
Kurita Water Industries Ltd.	2,000	56,964
Kyocera Corp.	6,500	365,546
Kyowa Hakko Kirin Co. Ltd.	5,100	102,654
Kyushu Electric Power Co. Inc.	7,500	83,743
Kyushu Railway Co.	3,200	97,842
Lawson Inc.	900	56,207
LINE Corp. (c)	1,400	57,802
Lion Corp.	4,500	82,342
LIXIL Group Corp.	5,400	107,922
M3 Inc.	4,000	159,073
Mabuchi Motor Co. Ltd.	1,000	47,463
Makita Corp.	4,500	201,299
Marubeni Corp.	31,100	236,776
Marui Group Co. Ltd.	3,600	75,726
Maruichi Steel Tube Ltd.	1,000	33,888
Mazda Motor Corp.	11,800	144,746
McDonald’s Holdings Company (Japan) Ltd.	1,300	66,292
Mebuki Financial Group Inc.	16,340	54,810
Medipal Holdings Corp.	3,400	68,297
MEIJI Holdings Company Ltd.	2,400	202,690
Minebea Mitsumi Inc.	7,600	128,073
MISUMI Group Inc.	5,700	165,840
Mitsubishi Chemical Holdings Corp.	25,400	212,110
Mitsubishi Corp.	26,800	743,139
Mitsubishi Electric Corp.	36,200	480,299
Mitsubishi Estate Company Ltd.	23,400	408,491
Mitsubishi Gas Chemical Co. Inc.	3,000	67,793
Mitsubishi Heavy Industries Ltd.	6,000	218,108
Mitsubishi Materials Corp.	2,400	65,844
Mitsubishi Motors Corp.	13,500	107,613
Mitsubishi Tanabe Pharma Corp.	4,500	77,693
Mitsubishi UFJ Financial Group Inc.	234,000	1,325,582
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	58,239
Mitsui & Co. Ltd.	33,800	562,847
Mitsui Chemicals Inc.	3,600	95,683
Mitsui Fudosan Co. Ltd.	17,300	416,727
Mitsui OSK Lines Ltd.	2,400	57,716
Mizuho Financial Group Inc.	477,729	804,727
MS&AD Insurance Group Holdings Inc.	9,600	298,162
Murata Manufacturing Co. Ltd.	3,600	604,355
Nabtesco Corp.	2,345	72,050
Nagoya Railroad Co. Ltd.	3,600	92,861
NEC Corp.	5,200	142,500
Nexon Co. Ltd. (c)	8,700	126,231
NGK Insulators Ltd.	5,700	101,278
NGK Spark Plug Co. Ltd.	2,700	76,758
NH Foods Ltd.	1,800	72,767

See accompanying notes to financial statements.	57

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nidec Corp.	4,400	$658,194
Nikon Corp.	7,000	111,247
Nintendo Co. Ltd.	2,200	718,144
Nippon Building Fund Inc.	28	161,512
Nippon Electric Glass Co. Ltd.	1,500	41,580
Nippon Express Co. Ltd.	1,400	101,448
Nippon Paint Co. Ltd.	2,900	124,715
Nippon Prologis REIT Inc.	32	66,413
Nippon Steel Corp.	15,300	299,989
Nippon Telegraph & Telephone Corp.	13,500	613,278
Nippon Yusen KK	3,300	65,379
Nissan Chemical Industries Ltd.	2,500	116,455
Nissan Motor Co. Ltd.	46,900	456,346
Nisshin Seifun Group Inc.	4,100	86,875
Nissin Foods Holdings Co. Ltd.	1,100	79,700
Nitori Holdings Co. Ltd.	1,600	248,925
Nitto Denko Corp.	3,300	249,141
NOK Corp.	2,000	38,629
Nomura Holdings Inc.	68,600	331,959
Nomura Real Estate Holdings Inc.	2,300	50,924
Nomura Real Estate Master Fund Inc.	76	107,347
Nomura Research Institute Ltd.	2,160	104,504
NSK Ltd.	7,800	80,284
NTT Data Corp.	13,000	149,538
NTT DoCoMo Inc.	26,600	677,830
Obayashi Corp.	13,000	134,984
OBIC Co. Ltd.	1,300	107,402
Odakyu Electric Railway Co. Ltd.	6,000	128,676
Oji Paper Co. Ltd.	16,000	99,152
Olympus Corp.	5,900	220,705
OMRON Corp.	3,700	172,360
Ono Pharmaceutical Co. Ltd.	7,500	175,581
Oracle Corp. Japan	700	57,054
Oriental Land Co. Ltd.	4,000	419,387
Orix Corp.	26,700	420,848
Osaka Gas Co. Ltd.	7,600	157,365
OTSUKA Corp.	2,200	86,124
Otsuka Holdings Co. Ltd.	7,531	364,295
Panasonic Corp.	43,000	579,830
Park24 Co. Ltd.	2,400	65,269
Persol Holdings Co. Ltd.	3,500	77,946
Pola Orbis Holdings Inc.	1,600	70,313
Rakuten Inc.	17,000	114,744
Recruit Holdings Co Ltd.	21,700	599,325
Renesas Electronics Corp. (c)	16,500	161,301
Resona Holdings Inc.	40,495	215,829
Ricoh Co. Ltd.	14,300	130,956
RINNAI Corp.	700	61,692
Rohm Co. Ltd.	1,900	158,772
Ryohin Keikaku Co. Ltd.	400	140,529
Sankyo Co. Ltd.	1,000	39,105
Santen Pharmaceutical Co. Ltd.	7,000	121,775
SBI Holdings Inc.	4,000	102,561
Secom Co. Ltd.	4,000	306,735
Sega Sammy Holdings Inc.	3,526	60,349
Seibu Holdings Inc.	3,600	60,623
Seiko Epson Corp.	5,500	95,488

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sekisui Chemical Co. Ltd.	7,300	$124,177
Sekisui House Ltd.	12,300	217,395
Seven & I Holdings Co. Ltd.	14,780	644,640
Seven Bank Ltd.	13,400	40,918
SG Holdings Co Ltd.	1,900	41,566
Sharp Corp.	3,100	75,400
Shimadzu Corp.	4,400	132,752
Shimamura Co. Ltd.	300	26,375
Shimano Inc.	1,500	220,117
Shimizu Corp.	11,000	113,850
Shin-Etsu Chemical Co. Ltd.	7,300	648,739
Shinsei Bank Ltd.	3,500	53,702
Shionogi & Co. Ltd.	5,500	282,226
Shiseido Co. Ltd.	7,600	603,105
Shizuoka Bank Ltd., The	8,900	80,023
Showa Shell Sekiyu KK	2,900	43,207
SMC Corp.	1,100	402,700
SoftBank Group Corp.	16,400	1,171,093
Sohgo Security Services Co. Ltd.	1,500	70,571
Sompo Holdings Inc.	6,500	262,275
Sony Corp.	25,100	1,285,480
Sony Financial Holdings Inc.	3,800	72,402
Stanley Electric Co. Ltd.	2,400	81,720
START TODAY Co. Ltd.	3,600	130,250
Subaru Corp.	12,100	351,929
SUMCO Corp.	4,600	92,388
Sumitomo Chemical Co. Ltd.	29,000	164,013
Sumitomo Corp.	22,300	365,716
Sumitomo Dainippon Pharma Co. Ltd.	3,000	63,408
Sumitomo Electric Industries Ltd.	15,400	229,038
Sumitomo Heavy Industries Ltd.	2,200	74,125
Sumitomo Metal Mining Co. Ltd.	4,600	175,567
Sumitomo Mitsui Financial Group Inc.	26,289	1,025,428
Sumitomo Mitsui Trust Holdings Inc.	6,600	260,394
Sumitomo Realty & Development Co. Ltd.	7,000	257,775
Sumitomo Rubber Industries Ltd.	3,800	60,234
Sundrug Co. Ltd.	1,600	64,818
Suntory Beverage & Food Ltd.	2,800	119,708
Suruga Bank Ltd.	3,500	31,176
Suzuken Co. Ltd.	1,400	59,205
Suzuki Motor Corp.	6,698	369,114
Sysmex Corp.	3,300	307,476
T&D Holdings Inc.	11,000	164,979
Taiheiyo Cement Corp.	2,600	85,530
Taisei Corp.	4,200	231,292
Taisho Pharmaceutical Holdings Co. Ltd.	600	70,190
Taiyo Nippon Sanso Corp.	3,000	42,946
Takashimaya Co. Ltd.	6,000	51,332
Takeda Pharmaceutical Company Ltd.	13,900	584,746
TDK Corp.	2,600	264,739
Teijin Ltd.	3,600	65,944
Terumo Corp.	6,000	343,487
THK Co. Ltd.	2,300	65,669
Tobu Railway Co. Ltd.	3,400	103,911
Toho Co. Ltd.	2,200	73,687

58	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toho Gas Co. Ltd.	1,600	$55,427
Tohoku Electric Power Co. Inc.	8,100	98,967
Tokio Marine Holdings Inc.	13,200	617,539
Tokyo Century Corp.	800	45,287
Tokyo Electric Power Company Holdings Inc. (c)	29,200	135,942
Tokyo Electron Ltd.	3,100	532,125
Tokyo Gas Co. Ltd.	7,400	196,487
Tokyo Tatemono Co. Ltd.	4,000	54,867
Tokyu Corp.	9,900	170,361
Tokyu Fudosan Holdings Corp.	11,100	78,299
Toppan Printing Co. Ltd.	9,000	70,408
Toray Industries Inc.	27,500	217,054
Toshiba Corp. (c)	130,000	390,267
Tosoh Corp.	5,200	80,403
Toto Ltd.	2,600	120,343
Toyo Seikan Kaisha Ltd.	3,000	52,649
Toyo Suisan Kaisha Ltd.	1,600	57,086
Toyoda Gosei Co. Ltd.	1,200	30,372
Toyota Industries Corp.	2,900	162,330
Toyota Motor Corp.	44,800	2,897,170
Toyota Tsusho Corp.	4,400	147,034
Trend Micro Inc.	2,400	136,625
Tsuruha Holdings Inc.	700	87,678
Unicharm Corp.	8,100	243,520
United Urban Investment Corp.	58	90,127
USS Co. Ltd.	4,400	83,655
West Japan Railway Co.	3,300	242,960
Yahoo Japan Corp.	30,000	99,386
Yakult Honsha Co. Ltd.	2,200	147,094
Yamada Denki Co. Ltd.	13,600	67,558
Yamaguchi Financial Group Inc.	4,000	44,999
Yamaha Corp.	2,700	140,124
Yamaha Motor Co. Ltd.	5,400	135,560
Yamato Holdings Co. Ltd.	6,100	179,539
Yamazaki Baking Co. Ltd.	2,300	60,307
Yaskawa Electric Corp.	4,900	172,554
Yokogawa Electric Corp.	4,400	78,131
Yokohama Rubber Company Ltd., The	2,000	41,484

		67,823,968

Netherlands (3.55%)
ABN AMRO Group NV CVA (e)	8,519	220,316
Aegon NV	34,404	205,413
AerCap Holdings NV (c)	2,556	138,407
Akzo Nobel NV	4,930	420,491
ASML Holding NV	8,119	1,606,626
Coca-Cola European Partners PLC	4,174	169,631
Heineken Holding NV	2,320	221,875
Heineken NV	5,080	508,957
ING Groep NV	76,986	1,105,097
Koninklijke Ahold Delhaize NV	24,828	592,833
Koninklijke DSM NV	3,575	357,639
Koninklijke KPN NV	64,580	175,605
Koninklijke Philips NV	18,440	781,265
Koninklijke Vopak NV	1,545	71,212
NN Group NV	6,187	250,922

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
NXP Semiconductors NV (c)	6,786	$741,506
Randstad NV	2,401	140,927
Reed Elsevier NV	18,954	402,940
Unilever NV CVA	30,569	1,703,211
Wolters Kluwer CVA	5,848	328,521

		10,143,394

New Zealand (0.21%)
a2 Milk Company Ltd. (c)	14,490	112,224
Auckland International Airport Ltd.	19,230	88,233
Fisher & Paykel Healthcare Corporation Ltd.	11,315	114,022
Fletcher Building Ltd.	16,843	79,040
Meridian Energy Ltd.	25,867	54,638
Ryman Healthcare Ltd.	7,066	57,235
Spark New Zealand Ltd.	36,499	92,115

		597,507

Norway (0.73%)
Aker BP ASA	2,140	78,716
DnB NOR ASA	18,988	369,754
Equinor ASA	22,815	603,287
Gjensidige Forsikring ASA	4,030	65,977
Marine Harvest ASA	8,385	166,718
Norsk Hydro ASA	26,894	160,537
Orkla ASA	16,244	142,117
Schibsted ASA Class B	1,790	50,497
Telenor ASA	14,871	304,565
Yara International ASA	3,632	150,264

		2,092,432

Portugal (0.16%)
Banco Espirito Santo SA Reg. (b) (c) (d)	47,542	0
Energias de Portugal SA	48,947	194,002
Galp Energia SGPS SA	9,929	188,886
Jeronimo Martins SGPS SA	5,271	75,926

		458,814

Singapore (1.26%)
Ascendas Real Estate Investment Trust	56,000	108,446
CapitaLand Commercial Trust Ltd.	41,321	50,317
Capitaland Ltd.	51,800	119,891
CapitaLand Mall Trust	52,300	79,498
City Developments Ltd.	8,300	66,482
Comfortdelgro Corp. Ltd.	40,600	69,872
DBS Group Holdings Ltd.	36,107	702,173
Genting Singapore Ltd.	122,100	109,330
Golden Agri-Resources Ltd.	141,330	31,556
Jardine Cycle & Carriage Ltd.	2,014	47,053
Keppel Corp. Ltd.	29,400	153,797
Oversea-Chinese Banking Corporation Ltd.	61,625	524,906
SATS Ltd.	14,000	51,281
Sembcorp Industries Ltd.	22,120	44,560
Singapore Airlines Ltd.	10,667	83,538

See accompanying notes to financial statements.	59

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Exchange Ltd.	16,000	$84,078
Singapore Press Holdings Ltd.	24,300	46,308
Singapore Technologies Engineering Ltd.	27,700	66,769
Singapore Telecommunications Ltd.	159,550	360,231
Suntec Real Estate Investment Trust	40,900	51,859
United Overseas Bank Ltd.	25,988	509,332
UOL Group Ltd.	10,076	56,269
Venture Corporation Ltd.	5,400	70,551
Wilmar International Ltd.	38,100	85,436
Yangzijiang Shipbuilding Holdings Ltd.	46,448	30,742

		3,604,275

Spain (3.02%)
ACS Actividades de Construccion y Servicios SA	4,927	198,784
ACS Actividades de Construccion y Servicios SA Rights (c)	4,927	5,075
Aena SME SA (e)	1,317	238,439
Amadeus IT Group SA	8,622	677,969
Banco Bilbao Vizcaya Argentaria SA	131,779	929,380
Banco de Sabadell SA	113,837	190,086
Banco Santander SA	319,454	1,707,311
Bankia SA	24,443	91,150
Bankinter SA	13,977	135,619
CaixaBank SA	71,365	307,175
Enagas SA	3,270	95,374
Endesa SA	6,586	144,837
Ferrovial SA	9,462	193,617
Gas Natural SDG SA	7,278	192,400
Grifols SA	6,021	180,466
Iberdrola SA	114,884	885,957
Industria de Diseno Textil SA	21,414	729,234
International Consolidated Airlines Group SA	12,170	106,500
Mapfre SA	22,347	67,169
Red Electrica Corporacion SA	8,720	177,156
Repsol SA	26,206	511,517
Repsol SA Rights (c)	26,206	14,876
Siemens Gamesa Renewable Energy SA	4,812	64,323
Telefonica SA	92,562	785,614

		8,630,028

Sweden (2.54%)
Alfa Laval AB	5,972	140,986
Assa Abloy AB Class B	19,854	421,135
Atlas Copco AB A Shares	13,294	385,001
Atlas Copco AB B Shares	7,737	201,563
Boliden AB	5,252	169,500
Electrolux AB Series B	4,496	102,030
Epiroc Aktiebolag Class B (c)	7,737	70,833
Epiroc Aktiegolag Class A (c)	13,294	139,504
Essity Aktiebolag Class B	11,885	292,390
Hennes & Mauritz AB (H&M) B Shares	17,360	258,404
Hexagon AB B Shares	5,060	281,170
Husqvarna AB B Shares	8,516	80,563

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
ICA Gruppen AB	1,632	$49,928
Industrivarden AB C Shares	3,318	64,005
Investor AB B Shares	8,865	359,091
Kinnevik AB Class B	4,729	161,151
L E Lundbergforetagen AB B Shares	1,576	48,238
Lundin Petroleum AB	3,463	109,916
Millicom International Cellular SA SDR	1,326	77,932
Nordea Bank AB	60,180	577,282
Sandvik AB	21,923	387,182
Securitas AB Class B	6,793	111,392
Skandinaviska Enskilda Banken AB Class A	32,238	305,113
Skanska AB Class B	6,871	124,370
SKF AB B Shares	7,613	140,934
Svenska Handelsbanken AB A Shares	29,537	327,135
Swedbank AB - A Shares	17,688	376,865
Swedish Match AB	3,673	181,526
Tele2 AB B Shares	6,813	79,797
Telefonaktiebolaget LM Ericsson B Shares	60,372	465,118
Telia Company AB	55,751	254,107
Volvo AB B Shares	31,369	498,551

		7,242,712

Switzerland (7.71%)
ABB Ltd. Reg.	36,385	793,699
Adecco Group AG Reg.	3,282	193,684
Baloise Holding AG Reg.	933	135,338
Barry Callebaut AG Reg.	42	75,261
Chocoladefabriken Lindt & Sprungli AG Reg.	2	151,936
Chocoladefabriken Lindt & Sprungli AG	21	136,114
Clariant AG Reg.	3,810	91,168
Compagnie Financiere Richemont SA Reg.	10,298	870,536
Credit Suisse Group AG Reg.	50,630	757,074
Dufry AG Reg.	601	76,437
Ems-Chemie Holding AG Reg	165	105,568
Geberit AG Reg.	721	308,706
Givaudan SA Reg.	185	418,991
Julius Baer Group Ltd.	4,517	264,567
Kuehne & Nagel International AG Reg.	1,032	154,925
LafargeHolcim Ltd. Reg.	9,617	467,600
Lonza Group AG Reg.	1,454	384,214
Nestle SA Reg.	61,451	4,762,502
Novartis AG Reg.	44,060	3,337,586
Pargesa Holding SA	779	65,935
Partners Group Holding AG	338	247,093
Roche Holding AG	13,916	3,087,376
Schindler Holding AG	829	177,989
Schindler Holding AG Reg.	417	87,597
SGS SA Reg	102	271,034
Sika AG Reg.	2,580	356,477
Sonova Holding AG Reg.	1,083	193,731

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Straumann Holding AG Reg.	192	$145,610
Swatch Group AG Reg., The	1,143	98,694
Swatch Group AG, The	623	294,917
Swiss Life Holding AG Reg.	657	227,816
Swiss Prime Site AG Reg.	1,425	130,928
Swiss Re AG	6,173	538,958
Swisscom AG	492	219,596
Temenos AG Reg.	1,193	179,411
UBS Group AG	76,337	1,170,273
Vifor Pharma AG	894	142,605
Zurich Insurance Group AG	3,004	888,372

		22,010,318

United Kingdom (17.76%)
3i Group PLC	19,636	232,472
Admiral Group PLC	4,018	100,982
Anglo American PLC	20,867	463,267
Antofagasta PLC	8,074	104,899
Ashtead Group PLC	9,758	290,587
Associated British Foods PLC	7,191	259,295
AstraZeneca PLC	25,002	1,729,318
Auto Trader Group PLC (e)	18,870	105,755
Aviva PLC	79,810	529,546
Babcock International Group PLC	4,930	52,970
BAE Systems PLC	62,298	529,988
Barclays PLC	336,207	831,014
Barratt Developments PLC	20,324	137,775
Berkeley Group Holdings PLC, The	2,635	131,257
BHP Billiton PLC	41,485	931,024
BP PLC	392,656	2,987,530
British American Tobacco PLC	45,433	2,288,613
British Land Company PLC	18,066	159,830
BT Group PLC	165,596	475,053
Bunzl PLC	6,444	194,616
Burberry Group PLC	8,096	230,093
Carnival PLC	3,583	204,786
Centrica PLC	110,790	230,042
Coca-Cola HBC AG CDI	4,006	133,338
Compass Group PLC	30,865	657,907
ConvaTec Group PLC (e)	23,634	65,980
Croda International PLC	2,709	171,147
DCC PLC	1,767	160,230
Diageo PLC	48,731	1,750,705
Direct Line Insurance Group PLC	28,016	126,427
easyJet PLC	3,368	74,096
Experian PLC	18,009	444,257
Ferguson PLC	4,640	375,412
Fresnillo PLC	4,481	67,527
G4S PLC	31,670	111,555
GlaxoSmithKline PLC	98,213	1,980,066
Glencore PLC	228,582	1,085,259
GVC Holdings PLC	10,710	148,098
Hammerson PLC	16,556	113,780
Hargreaves Lansdown PLC	5,266	136,504
HSBC Holdings PLC	394,888	3,689,971
Imperial Brands PLC	18,816	698,791
Informa PLC	24,754	272,098

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
InterContinental Hotels Group PLC	3,362	$208,999
Intertek Group PLC	3,274	246,174
Investec PLC	13,610	96,233
ITV PLC	71,762	164,065
J Sainsbury PLC	34,003	143,893
John Wood Group PLC	13,610	112,391
Johnson Matthey PLC	3,690	175,705
Kingfisher PLC	42,216	165,090
Land Securities Group PLC	15,087	190,071
Legal & General Group PLC	120,195	420,423
Lloyds Banking Group PLC	1,417,484	1,176,110
London Stock Exchange Group PLC	6,181	363,872
Marks & Spencer Group PLC	30,295	117,680
Mediclinic International PLC	8,128	56,310
Meggitt PLC	16,406	106,462
Melrose Industries PLC	95,495	267,201
Merlin Entertainments PLC (e)	14,392	73,380
Micro Focus International PLC	8,838	153,351
Mondi PLC	7,522	202,929
National Grid PLC	66,711	737,228
Next PLC	2,901	230,916
NMC Health PLC	2,060	96,960
Pearson PLC	15,526	180,811
Persimmon PLC	5,851	194,895
Prudential PLC	51,047	1,163,684
Randgold Resources Ltd.	1,954	150,394
Reckitt Benckiser Group PLC	13,176	1,082,604
Reed Elsevier PLC (London)	20,650	440,980
Rio Tinto PLC	23,663	1,304,269
Rolls-Royce Holdings PLC	33,458	435,793
Royal Bank of Scotland Group PLC (c)	93,832	315,889
Royal Dutch Shell PLC Class A	90,637	3,136,848
Royal Dutch Shell PLC Class B	73,783	2,642,391
Royal Mail PLC	18,265	121,516
RSA Insurance Group PLC	20,580	184,053
Sage Group PLC, The	21,804	180,083
Schroders PLC	2,565	106,439
SEGRO PLC	18,855	166,053
Severn Trent PLC	4,361	113,708
Shire PLC	17,882	1,007,451
Sky PLC	20,819	400,949
Smith & Nephew PLC	17,100	314,987
Smiths Group PLC	7,499	167,509
SSE PLC	20,095	358,707
St. James’s Place PLC	10,691	161,307
Standard Chartered PLC	55,508	504,202
Standard Life Aberdeen PLC	51,487	220,476
Taylor Wimpey PLC	66,722	157,065
Tesco PLC	192,607	651,704
Travis Perkins PLC	5,186	97,179
TUI AG (United Kingdom)	8,887	194,376
Unilever PLC	24,305	1,342,619
United Utilities Group PLC	13,952	140,263
Vodafone Group PLC	529,354	1,282,249
Weir Group PLC, The	4,772	125,323
Whitbread PLC	3,698	192,767
William Morrison Supermarkets PLC	45,044	149,411

See accompanying notes to financial statements.	61

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
WPP PLC	24,555	$385,798

		50,744,055

Total Common Stocks
(cost $213,358,698)		280,727,326

Preferred Stocks (a) (0.54%)
Germany (0.54%)
Bayerische Moteren Werke (BMW) AG, 0.00%	1,162	92,435
Fuchs Petrolub SE, 0.00%	1,403	69,037
Henkel AG & Co. KGaA, 0.00%	3,482	444,299
Porsche Automobil Holding SE, 0.00%	3,006	190,867
Sartorius AG, 0.00%	705	104,954
Schaeffler AG, 0.00%	3,322	43,117
Volkswagen AG, 0.00%	3,639	601,200

		1,545,909

Total Preferred Stocks
(cost $993,419)		1,545,909

	Shares	Value
Short-term Investments (0.03%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (f)	92,761	$92,761

Total Short-term Investments
(cost $92,761)		92,761

TOTAL INVESTMENTS (98.85%)
(cost $214,444,878)		282,365,996
CASH (g) AND OTHER ASSETS, NET OF LIABILITIES (1.15%)		3,286,246

NET ASSETS (100.00%)		$285,652,242

(a)

The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Security was valued using significant unobservable inputs.

(c)	Non-income producing security.

(d)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(e)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities amounted to $2,149,681 or 0.75% of net assets.

(f)	Rate shown is the 7-day yield as of June 30, 2018.

(g)	At June 30, 2018, foreign currencies in the amount of $152,961 has been pledged to cover, in whole or in part, margin requirements for open futures contracts.

SDR  -  Swedish Depositary Receipt

ADR  -  American Depositary Receipt

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$91,056,802	32.25
Japanese Yen	67,823,968	24.02
British Pound	50,744,055	17.97
Swiss Franc	22,010,318	7.79
Australian Dollar	19,694,380	6.97
Hong Kong Dollar	9,406,286	3.33
Swedish Krona	7,242,712	2.57
Danish Krone	4,677,376	1.66
Singapore Dollar	3,604,275	1.28
United States Dollar	2,649,315	0.94
Norwegian Krone	2,092,432	0.74
Israeli Shekel	766,570	0.27
New Zealand Dollar	597,507	0.21

Total Investments	$282,365,996	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$55,982,931	19.60
Industrials	40,401,167	14.14
Consumer Discretionary	34,811,404	12.19
Consumer Staples	32,024,231	11.21
Health Care	30,040,747	10.52
Materials	23,028,393	8.06
Information Technology	19,251,017	6.74
Energy	17,110,067	5.99
Telecommunication Services	10,254,359	3.59
Real Estate	9,982,982	3.49
Utilities	9,385,937	3.29

Total Stocks	282,273,235	98.82
Short-term Investments	92,761	0.03
Cash and Other Assets, Net of Liabilities	3,286,246	1.15

Net Assets	$285,652,242	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	3	September 2018	$338,073	$341,250	$3,177
Euro Stoxx 50	29	September 2018	1,168,627	1,148,320	(20,307)
FTSE 100 Index	7	September 2018	702,268	702,246	(22)
Nikkei 225 Index	7	September 2018	710,586	703,036	(7,550)

Total					$(24,702)

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Registered Investment Companies (99.75%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	14,253,940	$154,227,634
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	20,979,378	233,920,065

Total Registered Investment Companies
(cost $312,460,088)		388,147,699

TOTAL INVESTMENTS (99.75%)
(cost $312,460,088)		388,147,699
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.25%)		986,382

NET ASSETS (100.00%)		$389,134,081

(a)	As of June 30, 2018, investments in issuers considered to be affiliates of the Equity and Bond Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at June 30, 2018	Value at June 30, 2018
State Farm Mutual Fund Trust Bond Fund Institutional Shares	14,300,194	—	46,254	14,253,940	$154,227,634
State Farm Mutual Fund Trust Equity Fund Institutional Shares	21,591,596	365,297	977,515	20,979,378	233,920,065

					$388,147,699

	For the six months ended June 30, 2018
Security	Income Dividends	Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)
State Farm Mutual Fund Trust Bond Fund Institutional Shares	$2,037,508	$3,700	$(5,152,233)
State Farm Mutual Fund Trust Equity Fund Institutional Shares	—	1,019,386	8,438,766

	$2,037,508	$1,023,086	$3,286,533

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (68.15%)
Aerospace/Defense (2.43%)
Northrop Grumman Corp. 5.050%, 08/01/2019	$500,000	$511,824
Precision Castparts Corp. 2.250%, 06/15/2020	1,000,000	987,727
Raytheon Co. 3.125%, 10/15/2020	1,500,000	1,506,969
Lockheed Martin Corp. 3.350%, 09/15/2021	2,000,000	2,011,126
United Technologies Corp. 3.100%, 06/01/2022	1,000,000	987,836
Northrop Grumman Corp. 3.250%, 08/01/2023	1,000,000	988,662
Rockwell Collins Inc. 3.700%, 12/15/2023	500,000	497,738
Raytheon Co. 3.150%, 12/15/2024	1,000,000	982,070
Lockheed Martin Corp. 2.900%, 03/01/2025	3,000,000	2,854,410
Precision Castparts Corp. 3.250%, 06/15/2025	1,000,000	973,164
General Dynamics Corp. 2.125%, 08/15/2026	1,000,000	896,338
United Technologies Corp. 2.650%, 11/01/2026	500,000	450,804
Northrop Grumman Corp. 3.200%, 02/01/2027	1,000,000	942,388
Rockwell Collins Inc. 3.500%, 03/15/2027	1,000,000	950,403
Northrop Grumman Corp. 3.250%, 01/15/2028	2,000,000	1,878,926
General Dynamics Corp. 3.750%, 05/15/2028	1,200,000	1,210,960

		18,631,345

Agriculture, Foods, & Beverage (5.09%)
Kraft Foods Group Inc. 6.125%, 08/23/2018	369,000	370,882
PepsiCo Inc. 2.250%, 01/07/2019	2,000,000	1,996,764
Coca-Cola Co., The 3.150%, 11/15/2020	1,000,000	1,006,229
Kellogg Co. 4.000%, 12/15/2020	632,000	644,974
Campbell Soup Co. 4.250%, 04/15/2021	1,000,000	1,015,946
Hormel Foods Corp. 4.125%, 04/15/2021	1,000,000	1,026,462
General Mills Inc. 3.150%, 12/15/2021	2,000,000	1,974,742
JM Smucker Co. 3.000%, 03/15/2022	1,000,000	979,521
Kraft Foods Group Inc. 3.500%, 06/06/2022	1,500,000	1,485,144
Coca-Cola Co., The 2.500%, 04/01/2023	1,000,000	968,283

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Hershey Co. 2.625%, 05/01/2023	$1,100,000	$1,066,920
Mondelez International Inc. 4.000%, 02/01/2024	1,000,000	1,008,504
JM Smucker Co. 3.500%, 03/15/2025	1,000,000	956,413
Campbell Soup Co. 3.300%, 03/19/2025	1,000,000	929,375
Kraft Heinz Foods Co. 3.950%, 07/15/2025	2,000,000	1,944,006
PepsiCo Inc. 2.850%, 02/24/2026	1,000,000	953,369
Kellogg Co. 3.250%, 04/01/2026	2,000,000	1,872,834
Coca-Cola Co., The 2.550%, 06/01/2026	1,500,000	1,392,501
Sysco Corp. 3.300%, 07/15/2026	1,000,000	947,757
Hershey Co. 2.300%, 08/15/2026	1,000,000	904,556
Coca-Cola Co., The 2.250%, 09/01/2026	1,000,000	903,935
Danone SA (a) 2.947%, 11/02/2026	2,000,000	1,838,720
General Mills Inc. 3.200%, 02/10/2027	2,000,000	1,836,148
Sysco Corp. 3.250%, 07/15/2027	2,000,000	1,873,208
PepsiCo Inc. 3.000%, 10/15/2027	1,500,000	1,425,021
Kellogg Co. 3.400%, 11/15/2027	1,000,000	934,739
JM Smucker Co. 3.375%, 12/15/2027	1,000,000	930,279
Campbell Soup Co. 4.150%, 03/15/2028	2,000,000	1,904,398
General Mills Inc. 4.200%, 04/17/2028	1,000,000	976,366
Mondelez International Inc. 4.125%, 05/07/2028	2,000,000	1,982,908
Kellogg Co. 4.300%, 05/15/2028	1,000,000	984,213

		39,035,117

Automotive (2.07%)
American Honda Finance Corp. 2.125%, 10/10/2018	1,000,000	999,121
Daimler Finance NA LLC (a) 2.250%, 03/02/2020	500,000	491,770
Toyota Motor Credit Corp. 2.750%, 05/17/2021	1,000,000	991,220
Daimler Finance NA LLC (a) 2.000%, 07/06/2021	1,000,000	956,911
American Honda Finance Corp. 1.650%, 07/12/2021	500,000	478,409

See accompanying notes to financial statements.	65

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (Cont.)
Toyota Motor Credit Corp. 2.625%, 01/10/2023	$1,000,000	$968,880
Daimler Finance NA LLC (a) 3.300%, 05/19/2025	1,000,000	965,962
BMW US Capital LLC (a) 2.800%, 04/11/2026	500,000	461,273
American Honda Finance Corp. 2.300%, 09/09/2026	2,000,000	1,816,938
Daimler Finance NA LLC (a) 3.450%, 01/06/2027	1,000,000	948,094
BMW US Capital LLC (a) 3.300%, 04/06/2027	1,000,000	947,955
Toyota Motor Credit Corp. 3.050%, 01/11/2028	2,000,000	1,902,758
American Honda Finance Corp. 3.500%, 02/15/2028	2,000,000	1,958,340
Daimler Finance NA LLC (a) 3.750%, 02/22/2028	1,000,000	969,835
BMW US Capital LLC (a) 3.750%, 04/12/2028	1,000,000	978,708

		15,836,174

Banks (4.25%)
Bank of New York Mellon Corp. 2.100%, 08/01/2018	1,000,000	999,630
Wells Fargo & Co. 2.150%, 01/15/2019	1,000,000	996,677
Bank of New York Mellon Corp. 2.200%, 05/15/2019	1,000,000	995,895
KFW 4.875%, 06/17/2019	1,000,000	1,022,065
Bank of New York Mellon Corp. 2.300%, 09/11/2019	1,000,000	994,588
Wells Fargo & Co. 2.150%, 01/30/2020	1,000,000	985,971
State Street Corp. 2.550%, 08/18/2020	1,000,000	991,856
PNC Bank NA 2.150%, 04/29/2021	1,000,000	969,216
Toronto-Dominion Bank, The 1.800%, 07/13/2021	1,000,000	957,651
U.S. Bancorp 3.700%, 01/30/2024	500,000	504,487
Bank of New York Mellon Corp. 3.400%, 05/15/2024	500,000	495,200
Wells Fargo & Co. 3.300%, 09/09/2024	2,000,000	1,932,168
State Street Corp. 3.300%, 12/16/2024	2,000,000	1,962,346
US Bank NA 2.800%, 01/27/2025	3,000,000	2,843,577
Wells Fargo & Co. 3.000%, 02/19/2025	1,000,000	943,248
PNC Bank NA 2.950%, 02/23/2025	1,500,000	1,436,043

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of New York Mellon Corp. 3.000%, 02/24/2025	$500,000	$480,357
PNC Bank NA 3.250%, 06/01/2025	500,000	486,261
State Street Corp. 3.550%, 08/18/2025	500,000	499,753
Bank of New York Mellon Corp. 2.800%, 05/04/2026	500,000	470,221
State Street Corp. 2.650%, 05/19/2026	1,000,000	938,892
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	909,870
Bank of New York Mellon Corp. 2.450%, 08/17/2026	1,000,000	914,879
Wells Fargo & Co. 3.000%, 10/23/2026	3,334,000	3,078,402
U.S. Bancorp 3.150%, 04/27/2027	1,000,000	955,894
PNC Bank NA 3.100%, 10/25/2027	2,000,000	1,893,034
Bank of New York Mellon Corp. 3.400%, 01/29/2028	2,000,000	1,945,504
U.S. Bancorp 3.900%, 04/26/2028	1,000,000	1,014,649

		32,618,334

Building Materials & Construction (1.10%)
CRH America Inc. 5.750%, 01/15/2021	1,000,000	1,051,703
Fluor Corp. 3.375%, 09/15/2021	2,000,000	1,997,766
Sonoco Products Co. 4.375%, 11/01/2021	1,000,000	1,023,250
Stanley Black & Decker Inc. 2.900%, 11/01/2022	1,500,000	1,470,563
Fluor Corp. 3.500%, 12/15/2024	1,000,000	978,713
CRH America Inc. (a) 3.875%, 05/18/2025	1,000,000	986,310
CRH America Finance, Inc. (a) 3.400%, 05/09/2027	500,000	470,617
CRH America Finance Inc. (a) 3.950%, 04/04/2028	500,000	482,711

		8,461,633

Chemicals (4.03%)
E.I. du Pont de Nemours and Co. 6.000%, 07/15/2018	500,000	500,528
Ecolab Inc. 2.250%, 01/12/2020	1,000,000	987,495
PPG Industries Inc. 3.600%, 11/15/2020	1,000,000	1,010,728
E.I. du Pont de Nemours and Co. 3.625%, 01/15/2021	1,000,000	1,013,014

66	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc. 4.050%, 03/15/2021	$1,000,000	$1,023,328
Monsanto Co. 2.750%, 07/15/2021	500,000	487,575
Dow Chemical Co., The 4.125%, 11/15/2021	1,500,000	1,529,091
Sherwin-Williams Co., The 4.200%, 01/15/2022	2,000,000	2,034,894
Syngenta Finance NV 3.125%, 03/28/2022	2,000,000	1,904,892
Monsanto Co. 2.200%, 07/15/2022	1,300,000	1,214,899
E.I. du Pont de Nemours and Co. 2.800%, 02/15/2023	2,000,000	1,939,426
International Flavors & Fragrances Inc. 3.200%, 05/01/2023	2,000,000	1,949,838
Nutrien Ltd. 3.625%, 03/15/2024	1,500,000	1,457,552
Monsanto Co. 3.375%, 07/15/2024	1,000,000	958,919
Dow Chemical Co., The 3.500%, 10/01/2024	3,000,000	2,921,769
Sherwin-Williams Co., The 3.300%, 02/01/2025	1,000,000	959,761
Praxair Inc. 2.650%, 02/05/2025	1,300,000	1,231,896
Nutrien Ltd. 3.000%, 04/01/2025	1,000,000	921,037
Monsanto Co. 2.850%, 04/15/2025	1,000,000	909,897
Sherwin-Williams Co., The 3.950%, 01/15/2026	500,000	498,017
Air Liquide Finance (a) 2.500%, 09/27/2026	1,000,000	912,604
Nutrien Ltd. 4.000%, 12/15/2026	500,000	484,951
Ecolab Inc. 3.250%, 12/01/2027	1,500,000	1,436,210
PPG Industries Inc. 3.750%, 03/15/2028	2,000,000	1,969,334
Dow Chemical Co., The 7.375%, 11/01/2029	500,000	623,380

		30,881,035

Commercial Service/Supply (0.26%)
Cintas Corp. No. 2 4.300%, 06/01/2021	1,000,000	1,027,073
3.250%, 06/01/2022	1,000,000	991,191

		2,018,264

Computer Software & Services (2.40%)
Oracle Corp. 2.375%, 01/15/2019	1,000,000	999,878
Texas Instruments Inc. 1.650%, 08/03/2019	1,000,000	987,756

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Automatic Data Processing Inc. 2.250%, 09/15/2020	$500,000	$493,155
Microsoft Corp. 3.000%, 10/01/2020	2,000,000	2,013,144
Intel Corp. 3.300%, 10/01/2021	1,000,000	1,009,666
Microsoft Corp. 2.375%, 05/01/2023	1,000,000	966,189
Texas Instruments Inc. 2.250%, 05/01/2023	1,000,000	955,664
Oracle Corp. 3.400%, 07/08/2024	1,000,000	990,742
Microsoft Corp. 2.700%, 02/12/2025	1,000,000	959,065
Oracle Corp. 2.950%, 05/15/2025	1,000,000	954,658
QUALCOMM Inc. 3.450%, 05/20/2025	1,000,000	962,334
Intel Corp. 3.700%, 07/29/2025	1,000,000	1,006,535
Automatic Data Processing Inc. 3.375%, 09/15/2025	1,000,000	989,652
Oracle Corp. 2.650%, 07/15/2026	500,000	461,117
Microsoft Corp. 2.400%, 08/08/2026	1,500,000	1,387,569
Alphabet Inc. 1.998%, 08/15/2026	1,000,000	893,510
Analog Devices Inc. 3.500%, 12/05/2026	500,000	476,876
QUALCOMM Inc. 3.250%, 05/20/2027	1,000,000	930,507
Oracle Corp. 3.250%, 11/15/2027	1,000,000	956,176

		18,394,193

Computers (0.67%)
International Business Machines Corp. 1.875%, 05/15/2019	2,000,000	1,987,566
1.625%, 05/15/2020	1,000,000	977,055
Hewlett-Packard Co. 3.750%, 12/01/2020	161,000	162,267
4.050%, 09/15/2022	1,000,000	1,007,693
International Business Machines Corp. 3.375%, 08/01/2023	1,000,000	998,838

		5,133,419

Consumer & Marketing (2.85%)
Kimberly-Clark Corp. 6.250%, 07/15/2018	1,000,000	1,001,193
Unilever Capital Corp. 2.200%, 03/06/2019	1,000,000	996,967

See accompanying notes to financial statements.	67

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Colgate-Palmolive Co. 2.950%, 11/01/2020	$1,000,000	$1,001,527
Unilever Capital Corp. 4.250%, 02/10/2021	1,000,000	1,028,961
Estee Lauder Companies Inc., The 1.700%, 05/10/2021	500,000	481,961
Clorox Co. 3.800%, 11/15/2021	1,000,000	1,018,920
Colgate-Palmolive Co. 2.100%, 05/01/2023	1,000,000	955,304
NIKE Inc. 2.250%, 05/01/2023	1,000,000	956,676
Kimberly-Clark Corp. 2.400%, 06/01/2023	1,000,000	960,264
Procter & Gamble Co., The 3.100%, 08/15/2023	2,000,000	1,995,240
Clorox Co. 3.500%, 12/15/2024	1,000,000	991,280
Unilever Capital Corp. 3.100%, 07/30/2025	1,000,000	972,566
Kimberly-Clark Corp. 3.050%, 08/15/2025	1,000,000	966,848
2.750%, 02/15/2026	1,000,000	939,942
Unilever Capital Corp. 2.000%, 07/28/2026	1,000,000	887,245
2.900%, 05/05/2027	1,000,000	946,813
Reckitt Benckiser Treasury Services PLC (a) 3.000%, 06/26/2027	2,000,000	1,859,472
Clorox Co. 3.100%, 10/01/2027	2,000,000	1,881,144
Unilever Capital Corp. 3.500%, 03/22/2028	1,000,000	995,253
Clorox Co. 3.900%, 05/15/2028	1,000,000	991,633

		21,829,209

Electronic/Electrical Manufacturing (2.16%)
Honeywell International Inc. 4.250%, 03/01/2021	1,000,000	1,029,664
Johnson Controls International PLC 4.250%, 03/01/2021	2,000,000	2,044,844
Emerson Electric Co. 2.625%, 12/01/2021	1,000,000	981,723
2.625%, 02/15/2023	1,500,000	1,455,473
Johnson Controls International PLC 3.625%, 07/02/2024	2,000,000	1,972,116
Rockwell Automation Inc. 2.875%, 03/01/2025	2,000,000	1,900,874
Siemens Financieringsmaatschappij NV (a) 3.250%, 05/27/2025	2,000,000	1,952,040
Hubbell Inc. 3.350%, 03/01/2026	1,000,000	956,067

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
Siemens Financieringsmaatschappij NV (a) 2.350%, 10/15/2026	$1,000,000	$899,886
Honeywell International Inc. 2.500%, 11/01/2026	1,000,000	924,387
Hubbell Inc. 3.150%, 08/15/2027	500,000	467,331
3.500%, 02/15/2028	1,000,000	957,157
ABB Finance (USA) Inc. 3.800%, 04/03/2028	1,000,000	1,007,824

		16,549,386

Financial Services (2.08%)
JPMorgan Chase & Co. 2.350%, 01/28/2019	1,000,000	998,416
2.200%, 10/22/2019	500,000	495,274
GE Capital International Funding Co. 2.342%, 11/15/2020	812,000	793,715
General Electric Capital Corp. 4.650%, 10/17/2021	287,000	298,511
JPMorgan Chase & Co. 4.500%, 01/24/2022	1,000,000	1,034,412
3.200%, 01/25/2023	1,000,000	982,106
3.625%, 05/13/2024	500,000	496,661
General Electric Capital Corp. 3.450%, 05/15/2024	287,000	281,307
JPMorgan Chase & Co. 3.125%, 01/23/2025	1,000,000	956,309
GE Capital International Funding Co. 3.373%, 11/15/2025	1,878,000	1,802,546
Visa Inc. 3.150%, 12/14/2025	1,000,000	967,378
JPMorgan Chase & Co. 3.200%, 06/15/2026	1,000,000	945,588
2.950%, 10/01/2026	3,320,000	3,083,928
Mastercard Inc. 2.950%, 11/21/2026	1,000,000	955,220
Visa Inc. 2.750%, 09/15/2027	1,500,000	1,393,935
Mastercard Inc. 3.500%, 02/26/2028	500,000	495,808

		15,981,114

Forest Products & Paper (0.08%)
Willamette Industries Inc. 9.000%, 10/01/2021	500,000	574,971

Health Care (5.80%)
Pfizer Inc. 2.100%, 05/15/2019	1,000,000	996,727
Amgen Inc. 2.200%, 05/22/2019	1,000,000	994,488
AstraZeneca PLC 1.950%, 09/18/2019	1,500,000	1,484,438

68	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Gilead Sciences Inc. 2.350%, 02/01/2020	$500,000	$495,106
Merck & Co. Inc. 1.850%, 02/10/2020	1,000,000	985,125
Becton Dickinson & Co. 3.250%, 11/12/2020	1,000,000	994,923
Medtronic Inc. 4.125%, 03/15/2021	1,000,000	1,023,561
Sanofi-Aventis 4.000%, 03/29/2021	1,000,000	1,024,457
Baxter International Inc. 1.700%, 08/15/2021	1,000,000	949,851
Becton Dickinson & Co. 3.125%, 11/08/2021	1,000,000	985,493
Amgen Inc. 3.875%, 11/15/2021	1,000,000	1,014,336
Zimmer Holdings Inc. 3.150%, 04/01/2022	1,000,000	981,702
Novartis Capital Corp. 2.400%, 09/21/2022	1,000,000	970,066
Thermo Fisher Scientific Inc. 3.150%, 01/15/2023	500,000	488,948
GlaxoSmithKline Capital Inc. 2.800%, 03/18/2023	2,000,000	1,949,714
Merck & Co. Inc. 2.800%, 05/18/2023	1,000,000	978,530
Bristol-Myers Squibb Co. 3.250%, 11/01/2023	1,000,000	994,427
Pfizer Inc. 3.400%, 05/15/2024	1,000,000	1,002,528
Amgen Inc. 3.625%, 05/22/2024	1,000,000	995,831
Bayer U.S. Finance LLC (a) 3.375%, 10/08/2024	1,000,000	963,638
Becton Dickinson & Co. 3.734%, 12/15/2024	2,000,000	1,952,502
Gilead Sciences Inc. 3.500%, 02/01/2025	500,000	492,444
Merck & Co. Inc. 2.750%, 02/10/2025	1,000,000	955,994
Abbott Laboratories 2.950%, 03/15/2025	1,000,000	946,422
EMD Finance LLC (a) 3.250%, 03/19/2025	1,000,000	956,191
Zimmer Holdings Inc. 3.550%, 04/01/2025	2,000,000	1,903,822
Amgen Inc. 3.125%, 05/01/2025	1,000,000	956,992
Eli Lilly and Co. 2.750%, 06/01/2025	1,000,000	952,446
Gilead Sciences Inc. 3.650%, 03/01/2026	1,000,000	987,286
Johnson & Johnson 2.450%, 03/01/2026	500,000	469,114

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Stryker Corp. 3.500%, 03/15/2026	$1,000,000	$970,884
Roche Holdings Inc. (a) 2.625%, 05/15/2026	1,500,000	1,404,770
Pfizer Inc. 2.750%, 06/03/2026	1,500,000	1,416,843
Baxter International Inc. 2.600%, 08/15/2026	1,000,000	910,709
Amgen Inc. 2.600%, 08/19/2026	1,000,000	902,611
Thermo Fisher Scientific Inc. 2.950%, 09/19/2026	500,000	461,910
Abbott Laboratories 3.750%, 11/30/2026	1,000,000	982,922
Gilead Sciences Inc. 2.950%, 03/01/2027	1,000,000	934,150
AstraZeneca PLC 3.125%, 06/12/2027	2,000,000	1,873,142
Zoetis Inc. 3.000%, 09/12/2027	1,000,000	924,966
Amgen Inc. 3.200%, 11/02/2027	1,000,000	936,435
Johnson & Johnson 2.900%, 01/15/2028	1,000,000	954,468
Stryker Corp. 3.650%, 03/07/2028	1,000,000	972,768

		44,493,680

Machinery & Manufacturing (3.03%)
John Deere Capital Corp. 1.700%, 01/15/2020	1,000,000	983,110
Danaher Corp. 2.400%, 09/15/2020	500,000	494,038
Cooper U.S. Inc. 3.875%, 12/15/2020	1,000,000	1,012,958
Dover Corp. 4.300%, 03/01/2021	1,000,000	1,026,745
Illinois Tool Works Inc. 3.375%, 09/15/2021	1,000,000	1,007,232
Bemis Company Inc. 4.500%, 10/15/2021	1,000,000	1,026,180
Parker Hannifin Corp. 3.500%, 09/15/2022	1,000,000	1,006,876
Caterpillar Financial Services Corp. 2.625%, 03/01/2023	2,000,000	1,930,382
John Deere Capital Corp. 2.800%, 03/06/2023	1,000,000	975,745
Covidien International 2.950%, 06/15/2023	3,000,000	2,942,286
Parker Hannifin Corp. 3.300%, 11/21/2024	500,000	492,210
3M Co. 3.000%, 08/07/2025	1,000,000	975,820

See accompanying notes to financial statements.	69

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
John Deere Capital Corp. 3.400%, 09/11/2025	$1,000,000	$984,234
2.650%, 06/10/2026	500,000	466,070
Caterpillar Financial Services Corp. 2.400%, 08/09/2026	1,000,000	911,545
Bemis Company Inc. 3.100%, 09/15/2026	1,000,000	927,513
John Deere Capital Corp. 2.800%, 09/08/2027	2,000,000	1,867,008
Eaton Corp. 3.103%, 09/15/2027	3,500,000	3,271,517
John Deere Capital Corp. 3.050%, 01/06/2028	1,000,000	951,310

		23,252,779

Media & Broadcasting (2.85%)
Time Warner Inc. 2.100%, 06/01/2019	1,500,000	1,489,536
S&P Global Inc. 3.300%, 08/14/2020	1,000,000	1,001,073
Walt Disney Co., The 2.750%, 08/16/2021	2,000,000	1,972,090
Thomson Reuters Corp. 3.950%, 09/30/2021	1,000,000	1,008,910
Reed Elsevier Capital 3.125%, 10/15/2022	2,000,000	1,962,210
Thomson Reuters Corp. 4.300%, 11/23/2023	1,000,000	1,020,452
Time Warner Inc. 3.550%, 06/01/2024	1,500,000	1,446,366
Thomson Reuters Corp. 3.850%, 09/29/2024	1,000,000	985,043
Comcast Corp. 3.375%, 02/15/2025	2,000,000	1,920,180
S&P Global Inc. 4.000%, 06/15/2025	1,500,000	1,506,003
Time Warner Inc. 3.600%, 07/15/2025	1,000,000	950,818
S&P Global Inc. 4.400%, 02/15/2026	1,000,000	1,025,304
Thomson Reuters Corp. 3.350%, 05/15/2026	1,000,000	925,143
Walt Disney Co., The 1.850%, 07/30/2026	500,000	436,584
Comcast Corp. 2.350%, 01/15/2027	500,000	437,913
S&P Global Inc. 2.950%, 01/22/2027	500,000	463,130
Moody’s Corp. 3.250%, 01/15/2028	2,000,000	1,887,910
Comcast Corp. 3.150%, 02/15/2028	1,000,000	924,218
3.550%, 05/01/2028	500,000	477,510

		21,840,393

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (0.37%)
Barrick NA Finance LLC 4.400%, 05/30/2021	$1,000,000	$1,034,505
Alcoa Inc. 5.870%, 02/23/2022	750,000	782,625
Rio Tinto Finance USA Ltd. 3.750%, 06/15/2025	1,000,000	1,005,820

		2,822,950

Oil & Gas (6.53%)
Shell International Finance 1.900%, 08/10/2018	1,500,000	1,499,241
Total Capital SA 2.125%, 08/10/2018	1,000,000	999,612
Chevron Corp. 4.950%, 03/03/2019	1,000,000	1,015,272
Marathon Oil Corp. 2.700%, 06/01/2020	1,000,000	984,870
Chevron Corp. 2.427%, 06/24/2020	2,000,000	1,987,502
TransCanada PipeLines Ltd. 3.800%, 10/01/2020	1,000,000	1,012,709
Apache Corp. 3.625%, 02/01/2021	500,000	501,630
Occidental Petroleum Corp. 4.100%, 02/01/2021	1,000,000	1,023,312
Statoil ASA 2.750%, 11/10/2021	1,000,000	986,278
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	1,000,000	998,305
Apache Corp. 3.250%, 04/15/2022	724,000	711,714
Devon Energy Corp. 3.250%, 05/15/2022	1,500,000	1,474,527
Total Capital International SA 2.700%, 01/25/2023	1,000,000	973,061
EOG Resources Inc. 2.625%, 03/15/2023	2,000,000	1,919,942
Total Capital Canada Ltd. 2.750%, 07/15/2023	1,500,000	1,451,771
Shell International Finance 3.400%, 08/12/2023	500,000	500,511
TransCanada PipeLines Ltd. 3.750%, 10/16/2023	1,000,000	1,003,534
Total Capital International SA 3.700%, 01/15/2024	1,000,000	1,008,293
Exxon Mobil Corp. 3.176%, 03/15/2024	1,000,000	991,451
Canadian Natural Resources Ltd. 3.800%, 04/15/2024	1,000,000	991,126
Ensco PLC 4.500%, 10/01/2024	2,000,000	1,647,500
Statoil ASA 3.250%, 11/10/2024	500,000	492,322

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Suncor Energy Inc. 3.600%, 12/01/2024	$1,000,000	$987,754
Canadian Natural Resources Ltd. 3.900%, 02/01/2025	1,000,000	985,739
Woodside Finance Ltd. (a) 3.650%, 03/05/2025	2,000,000	1,949,074
Ensco PLC 5.200%, 03/15/2025	500,000	415,000
Shell International Finance 3.250%, 05/11/2025	500,000	489,909
Marathon Oil Corp. 3.850%, 06/01/2025	1,000,000	983,770
Occidental Petroleum Corp. 3.500%, 06/15/2025	500,000	495,885
Florida Gas Transmission Co. (a) 4.350%, 07/15/2025	1,500,000	1,531,460
Devon Energy Corp. 5.850%, 12/15/2025	1,000,000	1,100,889
Exxon Mobil Corp. 3.043%, 03/01/2026	2,000,000	1,945,356
Occidental Petroleum Corp. 3.400%, 04/15/2026	1,000,000	977,239
Shell International Finance 2.875%, 05/10/2026	2,000,000	1,900,560
Chevron Corp. 2.954%, 05/16/2026	1,500,000	1,439,079
Woodside Finance Ltd. (a) 3.700%, 09/15/2026	1,000,000	960,740
Occidental Petroleum Corp. 3.000%, 02/15/2027	500,000	472,272
Canadian Natural Resources Ltd. 3.850%, 06/01/2027	1,000,000	975,660
Baker Hughes, a GE Co., LLC / Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027	1,500,000	1,395,795
Texas Eastern Transmission LP (a) 3.500%, 01/15/2028	1,500,000	1,412,394
Woodside Finance Ltd. (a) 3.700%, 03/15/2028	1,500,000	1,417,581
Sabal Trail Transmission LLC (a) 4.246%, 05/01/2028	2,000,000	2,013,668
TransCanada PipeLines Ltd. 4.250%, 05/15/2028	2,000,000	2,006,286

		50,030,593

Retailers (3.63%)
Home Depot Inc. 2.250%, 09/10/2018	1,000,000	999,742
CVS Caremark Corp. 2.250%, 12/05/2018	1,000,000	997,272
McDonald’s Corp. 1.875%, 05/29/2019	500,000	496,651
Costco Wholesale Corp. 1.700%, 12/15/2019	2,000,000	1,968,810

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc. 3.950%, 09/15/2020	$1,000,000	$1,020,345
TJX Companies Inc., The 2.750%, 06/15/2021	1,500,000	1,485,146
Lowe’s Companies Inc. 3.800%, 11/15/2021	1,000,000	1,020,929
Walgreens Boots Alliance Inc. 3.300%, 11/18/2021	1,000,000	993,640
Walgreen Co. 3.100%, 09/15/2022	1,000,000	978,985
CVS Caremark Corp. 2.750%, 12/01/2022	1,000,000	958,424
Wal-Mart Stores Inc. 2.550%, 04/11/2023	1,000,000	965,123
CVS Health Corp. 3.375%, 08/12/2024	1,500,000	1,447,988
Lowe’s Companies Inc. 3.125%, 09/15/2024	1,000,000	975,883
Walgreens Boots Alliance Inc. 3.800%, 11/18/2024	500,000	492,880
McDonald’s Corp. 3.375%, 05/26/2025	2,000,000	1,965,306
CVS Health Corp. 3.875%, 07/20/2025	1,000,000	968,934
Lowe’s Companies Inc. 3.375%, 09/15/2025	1,000,000	979,199
CVS Health Corp. 2.875%, 06/01/2026	1,000,000	910,265
Walgreens Boots Alliance Inc. 3.450%, 06/01/2026	500,000	466,027
McDonald’s Corp. 3.500%, 03/01/2027	2,000,000	1,954,348
Amazon.com Inc. 3.150%, 08/22/2027	3,000,000	2,873,067
Home Depot Inc. 2.800%, 09/14/2027	1,000,000	928,755
McDonald’s Corp. 3.800%, 04/01/2028	2,000,000	1,994,448

		27,842,167

Telecom & Telecom Equipment (2.82%)
AT&T Inc. 2.375%, 11/27/2018	1,000,000	998,984
Cisco Systems Inc. 2.450%, 06/15/2020	1,000,000	993,758
Telefonica Emisiones SAU 5.462%, 02/16/2021	1,000,000	1,046,564
Vodafone Group PLC 4.375%, 03/16/2021	1,000,000	1,026,532
AT&T Inc. 4.450%, 05/15/2021	1,000,000	1,023,760
Deutsche Telekom International Finance BV (a) 1.950%, 09/19/2021	1,000,000	953,314

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
AT&T Inc. 3.000%, 02/15/2022	$1,000,000	$976,384
2.625%, 12/01/2022	1,000,000	947,361
Vodafone Group PLC 2.950%, 02/19/2023	1,000,000	964,910
Verizon Communications Inc. 5.150%, 09/15/2023	1,000,000	1,063,503
AT&T Inc. 3.900%, 03/11/2024	2,000,000	1,971,370
Verizon Communications Inc. 4.150%, 03/15/2024	1,000,000	1,010,223
3.500%, 11/01/2024	1,000,000	967,230
AT&T Inc. 3.400%, 05/15/2025	2,000,000	1,875,478
Cisco Systems Inc. 2.950%, 02/28/2026	500,000	480,439
Verizon Communications Inc. 2.625%, 08/15/2026	1,500,000	1,331,312
Cisco Systems Inc. 2.500%, 09/20/2026	500,000	463,154
Deutsche Telekom International Finance BV (a) 3.600%, 01/19/2027	1,000,000	942,985
Verizon Communications Inc. 4.125%, 03/16/2027	2,000,000	1,979,282
4.329%, 09/21/2028 (a)	629,000	623,403

		21,639,946

Transportation (2.15%)
JB Hunt Transport Services Inc. 2.400%, 03/15/2019	500,000	498,741
3.300%, 08/15/2022	1,000,000	992,133
Union Pacific Corp. 2.750%, 04/15/2023	2,000,000	1,938,506
Burlington Northern Santa Fe 3.850%, 09/01/2023	1,000,000	1,019,741
CSX Corp. 3.700%, 11/01/2023	1,000,000	1,003,438
Norfolk Southern Corp. 3.850%, 01/15/2024	1,000,000	1,010,883
JB Hunt Transport Services Inc. 3.850%, 03/15/2024	500,000	499,158
CSX Corp. 3.400%, 08/01/2024	1,000,000	982,590
Burlington Northern Santa Fe 3.000%, 04/01/2025	1,000,000	959,052
Union Pacific Corp. 3.250%, 08/15/2025	500,000	485,952
Canadian National Railway Co. 2.750%, 03/01/2026	1,000,000	942,846
Union Pacific Corp. 2.750%, 03/01/2026	1,000,000	930,180
FedEx Corp. 3.250%, 04/01/2026	500,000	478,762
Norfolk Southern Corp. 2.900%, 06/15/2026	1,000,000	933,040

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
CSX Corp. 2.600%, 11/01/2026	$1,000,000	$902,587
FedEx Corp. 3.400%, 02/15/2028	1,000,000	951,656
CSX Corp. 3.800%, 03/01/2028	1,000,000	974,253
Kirby Corp. 4.200%, 03/01/2028	1,000,000	985,464

		16,488,982

Utilities & Energy (11.50%)
Pacificorp 5.650%, 07/15/2018	500,000	500,523
Public Service Electric and Gas Co. 2.300%, 09/15/2018	1,000,000	999,069
MidAmerican Energy Co. 2.400%, 03/15/2019	1,000,000	997,506
Alabama Power Co. 3.375%, 10/01/2020	1,000,000	1,006,650
Pacific Gas & Electric 3.500%, 10/01/2020	1,000,000	991,898
Kentucky Utilities Co. 3.250%, 11/01/2020	1,000,000	1,003,419
Public Service Company of Colorado 3.200%, 11/15/2020	1,000,000	1,001,231
Appalachian Power Co. 4.600%, 03/30/2021	500,000	514,572
Pacific Gas & Electric 3.250%, 09/15/2021	1,000,000	973,886
Southern California Edison Co. 2.400%, 02/01/2022	1,000,000	966,430
Baltimore Gas & Electric Co. 2.800%, 08/15/2022	500,000	488,699
PPL Electric Utilities 2.500%, 09/01/2022	500,000	481,302
Tampa Electric Co. 2.600%, 09/15/2022	500,000	480,891
Indiana Michigan Power Co. 3.200%, 03/15/2023	1,500,000	1,476,132
Kansas City Power & Light Co. 3.150%, 03/15/2023	2,000,000	1,952,676
Public Service Company of Colorado 2.500%, 03/15/2023	2,000,000	1,926,912
Virginia Electric & Power Co. 2.750%, 03/15/2023	1,500,000	1,453,799
Public Service Electric and Gas Co. 2.375%, 05/15/2023	500,000	477,707
Florida Power & Light Co. 2.750%, 06/01/2023	2,000,000	1,952,904
Pacificorp 2.950%, 06/01/2023	1,000,000	980,195
Pacific Gas & Electric 3.250%, 06/15/2023	2,000,000	1,909,654
Baltimore Gas & Electric Co. 3.350%, 07/01/2023	3,000,000	2,966,631

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Consumers Energy Co. 3.375%, 08/15/2023	$1,000,000	$998,243
Laclede Gas Co. 3.400%, 08/15/2023	1,000,000	991,978
Duke Energy Ohio Inc. 3.800%, 09/01/2023	1,200,000	1,221,139
San Diego Gas & Electric Co. 3.600%, 09/01/2023	2,000,000	2,012,332
Nabors Industries Inc. 5.100%, 09/15/2023	2,000,000	1,884,400
DTE Electric Co. 3.650%, 03/15/2024	2,000,000	2,012,694
Florida Power & Light Co. 3.250%, 06/01/2024	1,000,000	992,051
Arizona Public Service Co. 3.350%, 06/15/2024	500,000	494,166
Pacific Gas & Electric 3.400%, 08/15/2024	1,000,000	934,709
Southern California Gas Co. 3.150%, 09/15/2024	1,000,000	980,035
Commonwealth Edison Co. 3.100%, 11/01/2024	1,000,000	971,428
Consolidated Edison Co. of New York 3.300%, 12/01/2024	500,000	488,880
Interstate Power & Light Co. 3.250%, 12/01/2024	1,000,000	974,710
Ameren Illinois Co. 3.250%, 03/01/2025	500,000	489,008
Alabama Power Co. 2.800%, 04/01/2025	1,000,000	945,544
Arizona Public Service Co. 3.150%, 05/15/2025	500,000	487,039
Public Service Company of Colorado 2.900%, 05/15/2025	500,000	479,418
Virginia Electric & Power Co. 3.100%, 05/15/2025	1,000,000	957,926
Appalachian Power Co. 3.400%, 06/01/2025	1,000,000	984,485
Wisconsin Electric Power 3.100%, 06/01/2025	1,000,000	967,158
Public Service Company of New Mexico 3.850%, 08/01/2025	1,500,000	1,472,474
Duke Energy Progress LLC 3.250%, 08/15/2025	2,000,000	1,953,540
Interstate Power & Light Co. 3.400%, 08/15/2025	1,000,000	972,375
Kansas City Power & Light Co. 3.650%, 08/15/2025	1,000,000	987,752
AEP Texas Central Co. (a) 3.850%, 10/01/2025	1,000,000	1,001,897
Florida Power & Light Co. 3.125%, 12/01/2025	500,000	487,854
Jersey Central Power & Light (a) 4.300%, 01/15/2026	1,000,000	1,011,790

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Virginia Electric & Power Co. 3.150%, 01/15/2026	$1,500,000	$1,440,023
Georgia Power Co. 3.250%, 04/01/2026	1,000,000	954,871
San Diego Gas & Electric Co. 2.500%, 05/15/2026	500,000	459,954
NSTAR Electric Co. 2.700%, 06/01/2026	1,000,000	928,423
San Diego Gas & Electric Co. 6.000%, 06/01/2026	500,000	566,284
Commonwealth Edison Co. 2.550%, 06/15/2026	1,000,000	918,707
Southern California Gas Co. 2.600%, 06/15/2026	1,000,000	925,965
Westar Energy Inc. 2.550%, 07/01/2026	1,000,000	923,567
Baltimore Gas & Electric Co. 2.400%, 08/15/2026	1,000,000	910,166
KeySpan Gas East Corp. (a) 2.742%, 08/15/2026	1,000,000	925,440
CenterPoint Energy Houston Electric LLC 2.400%, 09/01/2026	1,000,000	912,376
Arizona Public Service Co. 2.550%, 09/15/2026	1,000,000	911,117
Public Service Electric and Gas Co. 2.250%, 09/15/2026	1,000,000	903,469
Westar Energy Inc. 3.100%, 04/01/2027	1,000,000	949,768
MidAmerican Energy Co. 3.100%, 05/01/2027	1,000,000	962,350
NSTAR Electric Co. 3.200%, 05/15/2027	1,500,000	1,438,418
Appalachian Power Co. 3.300%, 06/01/2027	1,500,000	1,441,046
Rochester Gas & Electric Corp. (a) 3.100%, 06/01/2027	1,000,000	948,603
Atmos Energy Corp. 3.000%, 06/15/2027	500,000	473,548
Union Electric Co. 2.950%, 06/15/2027	1,000,000	942,325
Boston Gas Co. (a) 3.150%, 08/01/2027	1,000,000	943,364
Arizona Public Service Co. 2.950%, 09/15/2027	1,000,000	940,363
Wisconsin Power & Light 3.050%, 10/15/2027	2,000,000	1,888,458
Consolidated Edison Co. of New York 3.125%, 11/15/2027	1,000,000	954,730
Pacific Gas & Electric 3.300%, 12/01/2027	1,000,000	897,944
Southern California Edison Co. 3.650%, 03/01/2028	1,000,000	976,733
Pennsylvania Electric Co. (a) 3.250%, 03/15/2028	2,000,000	1,864,762

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Southwest Gas Corp. 3.700%, 04/01/2028	$2,000,000	$1,994,160
Virginia Electric & Power Co. 3.800%, 04/01/2028	1,000,000	994,190
Public Service Electric and Gas Co. 3.700%, 05/01/2028	1,000,000	1,002,499
Consolidated Edison Co. of New York 3.800%, 05/15/2028	1,000,000	1,002,908
Indiana Michigan Power Co. 3.850%, 05/15/2028	1,000,000	1,002,576
Northern States Power Co. 6.200%, 07/01/2037	1,000,000	1,254,707

		88,211,525

Total Corporate Bonds
(cost $537,543,514)		522,567,209

Government Agency Securities (b) (16.96%)
Agency Commercial Mortgage-Backed Securities (13.89%)
Federal Home Loan Mortgage Corp.
Series K020, Class A2 2.373%, 05/25/2022	10,000,000	9,764,450
Series K025, Class A2 2.682%, 10/25/2022	5,000,000	4,922,745
Series K724, Class A2 3.062%, 11/25/2023	500,000	498,513
Series K725, Class A2 3.002%, 01/25/2024	7,000,000	6,954,066
Series K055, Class A2 2.673%, 03/25/2026	2,000,000	1,917,698
Series K060, Class A2 3.300%, 10/25/2026	1,500,000	1,494,473
Series K061, Class A2 3.347%, 11/25/2026	2,000,000	1,999,348
Series K062, Class A2 3.413%, 12/25/2026	4,000,000	4,014,744
Series K063, Class A2 3.430%, 01/25/2027	5,000,000	5,017,370
Series K064, Class A2 3.224%, 03/25/2027	3,500,000	3,461,416
Series K068, Class A2 3.244%, 08/25/2027	2,000,000	1,973,098
Series K069, Class A2 3.187%, 09/25/2027	3,000,000	2,938,503
Series K071, Class A2 3.286%, 11/25/2027	2,000,000	1,973,966
Series K070, Class A2 3.303%, 11/25/2027	1,000,000	988,466
Series K072, Class A2 3.444%, 12/25/2027	1,500,000	1,500,404
Series K076, Class A2 3.900%, 04/25/2028	3,000,000	3,104,757
Federal National Mortgage Association
Series 2012-M3, Class 1A2 3.044%, 01/25/2022	5,000,000	4,989,500
Series 2012-M5, Class A2 2.715%, 02/25/2022	3,483,456	3,435,430
Series 2012-M9, Class A2 2.482%, 04/25/2022	8,907,438	8,729,922

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Commercial Mortgage-Backed Securities (Cont.)
Series 2012-M13, Class A2 2.377%, 05/25/2022	$5,000,000	$4,860,670
Series 2013-M3, Class A2 2.509%, 11/25/2022	6,000,000	5,848,002
Series 2016-M13, Class A2 2.560%, 09/25/2026	1,000,000	936,713
Series 2017-M1, Class A2 2.498%, 10/25/2026	3,000,000	2,794,293
Series 2017-M4, Class A2 2.683%, 12/25/2026	6,000,000	5,645,634
Series 2017-M3, Class A2 2.568%, 12/25/2026	5,000,000	4,670,030
Series 2017-M2, Class A2 2.877%, 02/25/2027	2,500,000	2,392,005
Series 2017-M12, Class A2 3.182%, 06/25/2027	4,000,000	3,902,576
Series 2017-M13, Class A2 3.037%, 09/25/2027	2,000,000	1,922,958
Series 2018-M1, Class A2 3.086%, 12/25/2027	2,000,000	1,928,940
Series 2018-M7, Class A2 3.150%, 03/25/2028	2,000,000	1,939,044

		106,519,734

Agency Mortgage-Backed Securities (2.78%)
Federal Home Loan Mortgage Corp.
5.000%, 09/01/2018	1,332	1,339
5.000%, 09/01/2018	939	943
4.500%, 11/01/2018	2,762	2,784
5.500%, 11/01/2018	335	335
5.000%, 01/01/2019	3,564	3,582
5.000%, 04/01/2019	2,242	2,253
4.500%, 05/01/2019	4,909	4,947
4.000%, 05/01/2019	2,832	2,905
5.500%, 06/01/2019	4,811	4,822
5.000%, 01/01/2020	7,913	7,973
5.500%, 04/01/2020	16,317	16,601
5.500%, 07/01/2020	17,161	17,384
5.000%, 05/01/2021	33,653	34,226
6.000%, 07/01/2021	34,357	35,458
4.500%, 05/01/2024	109,971	113,667
4.500%, 05/01/2024	47,123	48,698
4.500%, 09/01/2024	113,505	117,333
4.000%, 10/01/2024	195,501	201,018
4.000%, 01/01/2025	122,835	126,095
4.000%, 07/01/2025	135,678	139,514
4.500%, 08/01/2025	127,213	131,530
3.500%, 04/01/2026	244,898	247,827
2.500%, 02/01/2027	2,037,375	1,992,779
6.000%, 11/01/2028	3,938	4,312
6.500%, 06/01/2029	9,402	10,466
7.500%, 12/01/2030	772	794
6.500%, 09/01/2031	1,623	1,834
6.000%, 11/01/2032	12,956	14,261
6.000%, 12/01/2032	7,676	8,463
5.500%, 05/01/2033	154,003	165,155
5.500%, 07/01/2033	177,675	190,936

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.000%, 08/01/2033	$48,461	$51,738
5.500%, 03/01/2034	15,674	16,891
5.000%, 04/01/2034	22,195	23,592
6.000%, 07/01/2034	107,248	117,236
5.500%, 05/01/2035	170,683	184,241
5.000%, 05/01/2035	125,137	133,589
4.500%, 08/01/2035	33,732	35,239
5.000%, 10/01/2035	24,815	26,396
6.500%, 08/01/2036	59,639	66,399
5.500%, 10/01/2037	47,752	51,689
5.500%, 11/01/2037	64,880	70,203
6.000%, 01/01/2038	31,283	34,510
6.000%, 01/01/2038	23,926	26,137
4.500%, 06/01/2039	284,218	298,883
5.000%, 06/01/2039	177,464	189,409
4.500%, 10/01/2039	359,532	378,036
5.000%, 10/01/2039	290,416	309,983
5.000%, 01/01/2040	165,724	176,886
4.500%, 02/01/2040	119,372	125,546
4.000%, 07/01/2041	789,465	811,650
Federal National Mortgage Association
4.500%, 03/01/2019	3,856	3,888
5.500%, 10/01/2019	28,072	28,264
5.000%, 11/01/2019	17,110	17,522
4.500%, 12/01/2019	10,977	11,082
5.000%, 06/01/2020	30,572	31,093
4.500%, 09/01/2020	19,529	19,751
5.500%, 05/01/2021	42,355	43,106
4.500%, 04/01/2023	8,768	8,964
5.000%, 01/01/2024	88,975	92,543
4.500%, 04/01/2024	19,515	19,995
4.000%, 06/01/2024	79,810	81,913
5.000%, 10/01/2024	164,202	169,886
4.500%, 11/01/2024	97,064	100,305
3.500%, 12/01/2025	209,556	212,370
3.000%, 12/01/2026	505,970	506,046
7.500%, 09/01/2029	9,543	10,472
6.500%, 05/01/2030	7,414	8,232
6.500%, 08/01/2031	593	653
6.500%, 10/01/2031	5,110	5,650
6.000%, 11/01/2031	7,001	7,655
7.000%, 01/01/2032	10,112	11,364
3.000%, 02/01/2032	2,699,109	2,684,779
3.000%, 02/01/2032	2,139,953	2,132,129
6.000%, 03/01/2032	6,922	7,568
6.500%, 03/01/2032	2,069	2,297
6.500%, 04/01/2032	21,103	23,263
7.000%, 04/01/2032	6,384	7,066
6.500%, 05/01/2032	29,711	32,751
6.000%, 05/01/2032	4,629	5,102
7.000%, 06/01/2032	14,702	16,449
6.500%, 06/01/2032	2,153	2,373
6.500%, 07/01/2032	7,463	8,227
6.000%, 08/01/2032	50,714	55,777

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
5.500%, 10/01/2032	$48,337	$52,462
6.500%, 10/01/2032	23,986	26,440
6.000%, 11/01/2032	14,245	15,575
6.000%, 01/01/2033	26,873	29,370
5.500%, 03/01/2033	21,276	23,066
5.500%, 03/01/2033	15,669	16,975
6.000%, 04/01/2033	34,032	37,203
5.000%, 05/01/2033	80,924	86,659
5.000%, 05/01/2033	14,852	15,851
5.000%, 08/01/2033	87,822	94,056
5.500%, 10/01/2033	58,335	63,210
5.000%, 03/01/2034	120,488	129,270
5.500%, 05/01/2034	130,296	141,914
6.000%, 07/01/2034	65,113	71,800
5.500%, 12/01/2034	147,217	160,246
5.500%, 04/01/2035	91,689	99,778
5.000%, 07/01/2035	82,530	88,383
5.500%, 07/01/2035	79,776	86,479
5.000%, 10/01/2035	58,907	63,035
5.000%, 11/01/2035	20,593	22,054
6.000%, 08/01/2036	37,053	40,782
6.000%, 12/01/2037	14,338	15,772
5.500%, 02/01/2038	57,737	62,141
5.500%, 06/01/2038	150,336	162,212
4.500%, 03/01/2039	332,555	349,333
4.500%, 05/01/2039	160,339	168,064
5.000%, 05/01/2039	108,858	115,413
5.000%, 11/01/2039	477,388	512,732
4.500%, 01/01/2040	225,557	237,299
4.500%, 09/01/2040	416,578	438,228
3.500%, 01/01/2041	957,243	960,646
4.500%, 04/01/2041	298,338	313,898
5.000%, 05/01/2041	290,671	311,820
4.000%, 11/01/2041	822,109	844,375
Government National Mortgage Association
6.500%, 06/15/2028	15,917	17,688
6.000%, 11/15/2028	8,047	8,796
6.500%, 03/15/2029	19,413	21,446
7.000%, 06/15/2029	14,421	14,523
7.500%, 08/20/2030	4,691	5,579
6.000%, 01/15/2032	8,206	9,065
5.500%, 10/15/2033	75,406	82,348
5.000%, 11/20/2033	118,177	126,608
6.000%, 12/20/2033	40,111	44,693
5.500%, 11/15/2038	82,512	89,229
5.000%, 09/15/2039	214,037	228,044
4.500%, 10/15/2039	309,538	327,527
5.000%, 12/15/2039	99,155	105,671
4.000%, 09/20/2040	885,408	915,651
4.500%, 03/20/2041	175,573	184,517
5.000%, 05/20/2041	138,973	148,674

		21,333,622

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Notes & Bonds (0.29%)
Federal National Mortgage Association 7.125%, 01/15/2030	$500,000	$688,523
Tennessee Valley Authority 1.750%, 10/15/2018	1,500,000	1,498,353

		2,186,876

Total Government Agency Securities
(cost $132,685,036)		130,040,232

U.S. Treasury Obligations (12.55%)
8.125%, 08/15/2019	750,000	796,875
6.875%, 08/15/2025	5,000,000	6,310,155
U.S. Treasury Notes
3.750%, 11/15/2018	17,000,000	17,100,946
1.625%, 04/30/2019	5,000,000	4,971,290
1.625%, 06/30/2020	5,000,000	4,911,135
2.625%, 08/15/2020	5,000,000	5,006,445
1.375%, 04/30/2021	5,000,000	4,831,445
1.625%, 04/30/2023	3,000,000	2,850,234
1.625%, 10/31/2023	2,500,000	2,359,960
2.000%, 05/31/2024	5,000,000	4,785,545
2.375%, 08/15/2024	10,000,000	9,762,110
2.250%, 11/15/2024	5,000,000	4,837,890
2.000%, 02/15/2025	10,000,000	9,510,550
2.250%, 11/15/2025	10,000,000	9,617,580
2.250%, 02/15/2027	6,000,000	5,725,548
2.375%, 05/15/2027	3,000,000	2,889,024

Total U.S. Treasury Obligations
(cost $98,750,756)		96,266,732

	Shares	Value
Short-term Investments (1.75%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.79% (c)	13,391,814	$13,391,814

Total Short-term Investments
(cost $13,391,814)		13,391,814

TOTAL INVESTMENTS (99.41%)
(cost $782,371,120)		762,265,987
OTHER ASSETS, NET OF LIABILITIES (0.59%)		4,525,484

NET ASSETS (100.00%)		$766,791,471

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of these securities amounted to $37,947,942 or 4.95% of net assets.

(b)

The obligations of the Government National Mortgage Association (“Ginnie Mae”) are backed by the full faith and credit of the U.S. Government. The obligations of the remaining U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(c)	Rate shown is the 7-day yield as of June 30, 2018.

76	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.03%)
Alabama (2.52%)
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	$1,025,000	$1,068,306
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	100,000	102,119
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2026	NR	400,000	408,500
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	729,681
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	475,000	484,168
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.125%	02/01/2030	NR	1,830,000	1,867,570
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	753,948
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	210,000	214,266
City of Madison (Alabama), General Obligation School Warrants, Series 2009 (Prerefunded to 02-01-2019 @ 100) (b)	5.250%	02/01/2031	NR	790,000	806,787
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	793,748
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	835,934
The Board of Trustees of the University of Alabama, University of Alabama at Birmingham, General Revenue Bonds, Series 2016-B	5.000%	10/01/2034	Aa2	3,000,000	3,416,430

					11,481,457

Alaska (2.12%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,030,500
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,317,880
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A (Prerefunded to 07-01-2019 @ 100) (b)	5.000%	07/01/2029	Aa2	1,035,000	1,070,314
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,346,460
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2033	AAA	800,000	925,688
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series A, (General Purpose)	5.000%	09/01/2034	AAA	1,225,000	1,411,678
Municipality of Anchorage, Alaska, 2016 General Obligation Bonds, Series B, (Schools)	5.000%	09/01/2034	AAA	1,365,000	1,573,012

					9,675,532

Arizona (9.15%)
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,000,000
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012) (Economically Defeased to 07-01-2021 @ 100) (b)	4.000%	07/01/2023	AA	1,000,000	1,062,950
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,509,071
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa3	200,000	222,354
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA	1,140,000	1,264,192
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,595,010
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,175,757
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA	2,000,000	2,216,260
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012) (Economically Defeased to 07-01-2021 @ 100) (b)	4.250%	07/01/2025	AA	2,000,000	2,140,400
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA	2,015,000	2,133,160
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA	1,725,000	1,908,040

See accompanying notes to financial statements.	77

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2027	A+	$2,000,000	$2,067,220
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,125,120
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA	1,000,000	1,106,110
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,637,009
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,383,246
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA	3,000,000	3,183,960
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,100,140
Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series B (2016)	4.000%	07/01/2030	A	1,450,000	1,544,946
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2016 Series A	5.000%	01/01/2034	AA	2,480,000	2,891,953
Arizona Board of Regents, University of Arizona, System Revenue Bonds, Series 2018A	5.000%	06/01/2036	AA-	3,000,000	3,502,650

					41,769,548

Arkansas (2.97%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,045,510
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,019,546
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,135,795
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,021,530
City of Rogers, Arkansas, Water Revenue Refunding Bonds, Series 2016	4.000%	11/01/2030	Aa2	505,000	529,871
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,812,875

					13,565,127

California (3.57%)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,604,069
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,003,270
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,146,810
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA	1,500,000	1,747,290
Sequoia Union High School District, (County of San Mateo, State of California), General Obligation Bonds, Election of 2014, Series 2016	3.000%	07/01/2031	AA	2,000,000	1,982,960
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	840,000	958,734
Newark Unified School District, (Alameda County, California), General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2031	Aa3	105,000	104,773
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA	1,920,000	2,224,934
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	1,000,000	1,149,340
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	1,000,000	1,144,490
Sonoma County Junior College District, (Sonoma, Mendocino and Marin Counties, California), Election of 2014 General Obligation Bonds, Series A	5.000%	08/01/2034	AA-	2,780,000	3,249,987

					16,316,657

Colorado (2.43%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,067,030

78	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	$1,350,000	$1,437,237
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009 (Prerefunded to 12-15-2018 @ 100) (b)(c)	5.000%	12/15/2025	Aa1	1,185,000	1,203,948
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,469,748
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,298,536
Apex Park and Recreation District, Jefferson County, Colorado, General Obligation Bonds, Series 2016	5.000%	12/01/2033	Aa2	1,500,000	1,742,085
Adams 12 Five Star Schools, Adams County and the City and County of Broomfield, Colorado, General Obligation Bonds, Series 2016B	5.000%	12/15/2036	A+	2,500,000	2,880,800

					11,099,384

Connecticut (2.73%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,027,019
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,232,054
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	650,000	656,760
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University Issue, Series 2016A (d)	2.000%	07/01/2042	Aaa	10,000,000	9,555,400

					12,471,233

Delaware (0.74%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,186,310
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	NR	1,120,000	1,136,128
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	50,000	50,720

					3,373,158

Florida (3.96%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa2	3,130,000	3,355,548
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009 (Prerefunded to 12-01-2019 @ 100) (b)	4.250%	12/01/2024	AA-	1,000,000	1,036,110
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	1,988,613
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	1,400,000	1,617,504
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,230,362
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	2,868,525
Central Florida Expressway Authority, Senior Lien Refunding Revenue Bonds, Series 2016B	5.000%	07/01/2033	A1	2,500,000	2,877,975
City of Riviera Beach (Florida), Utility Special District, Water and Sewer Revenue Bonds, Series 2016	5.000%	10/01/2033	A+	1,845,000	2,091,049

					18,065,686

Georgia (0.69%)
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa2	2,000,000	2,149,340
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,007,570

					3,156,910

Hawaii (0.45%)
State of Hawaii, Highway Revenue Bonds, Series 2008 (Prerefunded to 01-01-2019 @ 100) (b)	6.000%	01/01/2029	Aa2	2,000,000	2,044,880

See accompanying notes to financial statements.	79

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Idaho (0.84%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	$2,280,000	$2,465,638
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa2	1,220,000	1,358,360

					3,823,998

Indiana (2.30%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010 (Prerefunded to 08-01-2020 @ 100) (b)	4.500%	08/01/2025	A1	1,000,000	1,055,020
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	1,972,383
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	25,000	25,000
Perry Township Multischool Building Corporation of 1996, Indianapolis, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2016	5.000%	07/15/2033	A+	1,890,000	2,145,056
New Albany-Floyd County School Building Corporation, Ad Valorem Property Tax First Mortgage Bonds, Series 2017, (Floyd County, Indiana)	5.000%	07/15/2034	A+	2,920,000	3,394,150
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2034	AA-	1,720,000	1,928,223

					10,519,832

Iowa (1.47%)
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,565,930
City of Des Moines, Iowa, General Obligation Bonds, Series 2016A	2.375%	06/01/2030	Aa2	1,825,000	1,656,133
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,492,106

					6,714,169

Kansas (2.11%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,070,709
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2032	Aa2	2,500,000	2,684,725
Unified School District No. 233, Johnson County, Kansas (Olathe), General Obligation School Bonds, Series 2016A	4.000%	09/01/2033	Aa2	2,500,000	2,664,250
Unified School District No. 497, Douglas County, Kansas, (Lawrence), General Obligation Refunding and Improvement Bonds, Series 2016-A	5.000%	09/01/2035	Aa2	1,065,000	1,205,718

					9,625,402

Kentucky (0.29%)
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,311,375

Maryland (1.05%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A (Prerefunded to 02-15-2020 @100) (b)	4.000%	02/15/2023	Aaa	1,845,000	1,914,464
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A (Prerefunded to 02-15-2020 @ 100) (b)	4.000%	02/15/2032	Aaa	2,790,000	2,895,044

					4,809,508

Massachusetts (0.49%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	192,692
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa3	900,000	942,588
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	AA	1,000,000	1,092,890

					2,228,170

80	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (5.76%)
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	$720,000	$772,301
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	241,227
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,674,124
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	2,951,875
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,643,728
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa3	4,240,000	4,467,476
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,732,460
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,129,550
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	845,003
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	998,749
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,119,790
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,124,580
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A	1,535,000	1,730,267
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,012,143
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	800,000	826,944

					26,270,217

Minnesota (0.62%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	185,000	191,867
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,644,250

					2,836,117

Mississippi (0.80%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	Baa2	1,000,000	1,046,740
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	Baa2	1,000,000	1,046,400
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	1,480,000	1,572,278

					3,665,418

Missouri (2.38%)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,638,653
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,874,740
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013 (Crossover Refunding to 03-01-2023 @ 100) (b)	5.000%	03/01/2032	AA	1,000,000	1,113,980

See accompanying notes to financial statements.	81

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SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
Fort Zumwalt School District of St. Charles County, Missouri,General Obligation Refunding and Improvement Bonds, (Missouri Direct Deposit Program), Series 2018	5.000%	03/01/2036	Aa2	$1,710,000	$1,976,144
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016	5.000%	03/01/2036	AA+	2,000,000	2,245,500

					10,849,017

Montana (0.84%)
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	546,656
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	680,866
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.000%	06/15/2034	A+	505,000	576,937
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2035	A+	880,000	1,028,368
School District No. 4 (Hellgate), Missoula County, Montana, General Obligation School Building Bonds, Series 2017	5.250%	06/15/2036	A+	855,000	997,700

					3,830,527

Nebraska (2.02%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,025,695
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,029,318
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	826,341
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,256,720
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	850,000	966,374
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	970,000	1,100,029

					9,204,477

New Jersey (3.67%)
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,245,922
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,477,000
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,357,916
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,478,863
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,560,483
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	550,000	594,198
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA+	1,440,000	1,529,798
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,172,493
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,510,017
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA+	1,495,000	1,585,627
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	969,450
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,264,968

					16,746,735

82	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (1.57%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	Aa2	$1,750,000	$1,817,480
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,776,976
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa2	2,500,000	2,595,300
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,000,000

					7,189,756

New York (1.46%)
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	686,096
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,010,910
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,001,150
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,129,010
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,822,875

					6,650,041

North Carolina (3.13%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,385,244
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,101,320
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,291,299
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,041,750
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,569,870
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B (Prerefunded to 04-01-2022 @ 100) (b)	4.000%	04/01/2027	Aaa	4,000,000	4,290,120
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,597,575
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,000,000

					14,277,178

North Dakota (0.30%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,362,686

Ohio (2.83%)
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,045,090
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,395,097
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,087,260
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A (Prerefunded to 08-15-2022 @ 100) (b)	4.000%	02/15/2027	Aaa	1,500,000	1,621,050
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A (Prerefunded to 11-01-2021 @ 100) (b)	4.500%	11/01/2027	AA-	2,000,000	2,168,900
City of North Ridgeville, Ohio, General Obligation, Fire Station Bonds, Series 2016, (Unlimited Tax)	4.000%	12/01/2028	Aa1	700,000	742,714
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	1,988,839

See accompanying notes to financial statements.	83

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (Cont.)
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	$1,680,000	$1,782,430
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,080,010

					12,911,390

Oklahoma (1.05%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,585,800
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B (Prerefunded to 01-01-2021 @ 100) (b)	5.000%	01/01/2026	Aa3	1,000,000	1,078,480
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,130,690

					4,794,970

Oregon (2.71%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,113,688
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,584,600
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	576,955
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A+	3,585,000	4,086,111
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009 (Prerefunded 06-15-2019 @100) (b)	5.000%	06/15/2029	AA-	1,000,000	1,032,590
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	943,196
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2033	AA-	400,000	454,220
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2034	AA-	400,000	452,796
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2035	AA-	415,000	468,307
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,642,350

					12,354,813

Pennsylvania (3.47%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	921,602
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aaa	2,575,000	2,736,144
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011 (Prerefunded to 11-15-2021 @ 100) (b)	4.000%	11/15/2026	Aaa	1,465,000	1,566,334
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,016,909
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,064,839
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	980,000	1,050,433
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,657,080
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	870,000	931,692
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014 (Prerefunded to 11-15-2024 @ 100) (b)	5.000%	11/15/2031	AA	1,000,000	1,166,770
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,375,000	1,471,841
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,074,440
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,182,597

					15,840,681

Rhode Island (0.48%)
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa3	2,050,000	2,199,445

84	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (5.11%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	AA	$2,500,000	$2,751,025
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	1,913,976
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,777,514
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,445,471
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	A1	120,000	122,324
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	3,009,771
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A (Prerefunded to 03-01-2023 @ 100) (b)	4.000%	03/01/2028	Aa2	1,525,000	1,660,069
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	Aa1	1,000,000	1,094,370
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	3,938,768
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2032	AA-	305,000	340,905
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	714,656
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	670,000	747,439
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	785,730

					23,302,018

Tennessee (2.51%)
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA+	2,000,000	2,215,360
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,283,713
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2016	4.000%	07/01/2025	Aa2	810,000	860,990
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	Aaa	5,000,000	5,363,250
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	855,822
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	877,421

					11,456,556

Texas (2.83%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A (Prerefunded to 11-15-2019 @ 100) (b)	5.000%	11/15/2026	Aa2	2,000,000	2,092,080
Carrollton-Farmers Branch Independent School District, (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	Aa1	1,205,000	1,275,252
Carrollton-Farmers Branch Independent School District, (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012 (Prerefunded to 02/15/2022 @ 100) (b)	4.000%	02/15/2028	NR	795,000	850,483
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	02/15/2029	AA+	2,365,000	2,558,173
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	Aa1	1,000,000	1,055,160
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012 (Prerefunded to 02-15-2021 @ 100) (b)	5.000%	02/15/2031	AA+	1,565,000	1,692,829
City of Fort Worth, Texas, (Tarrant, Denton, Parker, Johnson and Wise Counties, Texas), Water and Sewer System Revenue Refunding and Improvement Bonds, Series 2016	5.000%	02/15/2033	Aa1	1,650,000	1,893,738
Wylie Independent School District, (Taylor County, Texas), Unlimited Tax School Building Bonds, Series 2018	5.000%	02/15/2035	Aa3	1,325,000	1,510,010

					12,927,725

See accompanying notes to financial statements.	85

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (0.52%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	$1,000,000	$1,060,550
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	75,000	78,014
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,258,933

					2,397,497

Virginia (2.98%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	565,000	593,024
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012 (Prerefunded to 07-15-2021 @ 100) (b)	4.500%	07/15/2024	Aaa	3,285,000	3,542,643
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,110,784
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	1,936,870
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,033,182
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,134,778
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,241,083

					13,592,364

Washington (4.97%)
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2025	AA+	2,000,000	2,029,220
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	01/01/2028	AA-	680,000	680,000
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,594,047
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008 (Prerefunded to 07-01-2018 @ 100) (b)	5.125%	01/01/2029	AA-	445,000	445,000
City of Tacoma, Washington, Solid Waste Revenue Refunding Bonds, 2016B	5.000%	12/01/2030	A1	1,600,000	1,844,512
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,468,935
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,456,039
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2031	AA-	295,000	336,884
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	AA-	1,100,000	1,234,354
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2032	AA-	375,000	427,436
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2033	AA-	865,000	982,251
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2016	4.000%	12/01/2033	AA+	4,875,000	5,187,683
Public Utility District No. 1 of Clark County, Washington, Generating System Revenue and Refunding Bonds, Series 2016	5.000%	01/01/2034	A	1,585,000	1,786,152
Selah School District No. 119, Yakima and Kittitas Counties, Washington, Unlimited Tax General Obligation Bonds, 2018 (e)	4.500%	12/01/2035	A1	1,085,000	1,191,981

					22,664,494

West Virginia (3.53%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,403,368
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA-	2,260,000	2,405,160
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,408,381

86	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
West Virginia (Cont.)
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA-	$2,350,000	$2,489,520
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,787,523
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	5.000%	05/01/2029	AA-	535,000	607,535
The Board of Education of the County of Braxton (West Virginia), Public School Refunding Bonds, Series 2016	2.500%	05/01/2029	AA-	250,000	238,510
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA-	2,555,000	2,791,593

					16,131,590

Wisconsin (1.61%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	225,000	233,100
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,600,563
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	3.500%	04/01/2030	Aa3	795,000	809,072
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2031	Aa3	430,000	454,613
Ellsworth Community School District, Pierce County, Wisconsin, General Obligation Refunding Bonds	4.000%	04/01/2032	Aa3	970,000	1,022,894
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A	2,000,000	2,246,047

					7,366,289

Total Long-term Municipal Bonds
(cost $436,635,331)					442,874,027

See accompanying notes to financial statements.	87

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2018

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Short-term Municipal Variable Rate Demand Notes (1.54%)
Massachusetts (0.44%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2006, (Variable Rate Demand Bonds), Series A (f)	1.470%	03/01/2026	AA	$2,000,000	$2,000,000

New York (1.10%)
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Adjustable Rate Fiscal 2012 Series B, Fiscal 2012 Subseries B-1 Adjustable Rate Bonds (f)	1.550%	06/15/2045	Aa1	1,000,000	1,000,000
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2008 Series BB, Subseries BB-2 Bonds (f)	1.590%	06/15/2035	Aa1	1,000,000	1,000,000
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Adjustable Rate Fiscal 2011 Series FF, Fiscal 2011 Subseries FF-1 Bonds (f)	1.590%	06/15/2044	Aa1	3,000,000	3,000,000

					5,000,000

Total Short-term Municipal Variable Rate Demand Notes
(cost $7,000,000)					7,000,000

	Shares	Value
Short-term Investments (0.68%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.79% (g)	3,116,523	$3,116,523

Total Short-term Investments
(cost $3,116,523)		3,116,523

TOTAL INVESTMENTS (99.25%)
(cost $446,751,854)		452,990,550
OTHER ASSETS, NET OF LIABILITIES (0.75%)		3,432,529

NET ASSETS (100.00%)		$456,423,079

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	This security has been segregated to cover when-issued purchase commitments.

(d)	Rate shown is fixed until mandatory tender date of July 1, 2026.

(e)	Security purchased on a “when-issued” basis.

(f)	Rate shown is as of June 30, 2018.

(g)	Rate shown is the 7-day yield as of June 30, 2018.

NR - Not Rated

88	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Principal amount	Value
Short-term Investments (100.32%)
Government Agency Securities (a) (55.83%)
Federal Home Loan Bank
1.830%, 07/09/2018	$12,000,000	$11,994,510
1.835%, 07/23/2018	8,310,000	8,300,258
1.780%, 07/26/2018	2,860,000	2,856,323
1.845%, 08/01/2018	2,000,000	1,996,720
1.890%, 08/06/2018	12,000,000	11,976,690
1.850%, 08/07/2018	17,000,000	16,966,803
1.900%, 08/17/2018	5,000,000	4,987,333
1.895%, 08/23/2018	16,000,000	15,954,520
1.900%, 08/27/2018	6,500,000	6,480,103
1.905%, 08/29/2018	7,915,000	7,889,870
1.915%, 09/26/2018	6,000,000	5,971,913
Federal Home Loan Mortgage Corp.
1.870%, 08/21/2018	13,500,000	13,463,535
1.910%, 09/19/2018	14,000,000	13,939,835
Federal National Mortgage Association
1.800%, 07/17/2018	13,000,000	12,988,950
1.710%, 07/24/2018	10,500,000	10,488,030
1.780%, 07/25/2018	8,999,000	8,987,876
1.690%, 07/30/2018	8,000,000	7,988,733
1.830%, 08/14/2018	7,500,000	7,482,844

		170,714,846

	Shares	Value
Registered Investment Companies (1.74%)
JPMorgan U.S. Government Money Market Fund Capital Shares, 1.79% (b)	5,304,907	$5,304,907

	Principal amount	Value
U.S. Government Obligations (42.75%)
U.S. Treasury Bill
1.710%, 07/05/2018	$16,000,000	$15,996,201
1.765%, 07/12/2018	15,000,000	14,991,248
1.729%, 07/12/2018	10,000,000	9,994,165
1.754%, 07/19/2018	20,000,000	19,981,486
1.797%, 07/26/2018	4,000,000	3,994,810
1.817%, 08/02/2018	19,000,000	18,968,363
1.830%, 08/09/2018	23,385,000	23,337,440
1.801%, 08/16/2018	10,500,000	10,475,311
1.844%, 08/30/2018	13,000,000	12,959,392

		130,698,416

Total Short-term Investments
(cost $306,718,169)		306,718,169

TOTAL INVESTMENTS (100.32%)
(cost $306,718,169)		306,718,169
LIABILITIES, NET OF OTHER ASSETS (-0.32%)		(964,641)

NET ASSETS (100.00%)		$305,753,528

(a)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

See accompanying notes to financial statements.	89

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (100.06%)
Equity Funds (40.30%)
iShares Cohen & Steers REIT ETF	148,821	$14,864,241
iShares Core MSCI EAFE ETF	1,533,011	97,146,907
iShares Core MSCI Emerging Markets ETF	638,030	33,502,955
iShares MSCI Canada ETF	312,270	8,902,818
iShares Russell 1000 ETF	1,717,492	261,024,434
iShares Russell 2000 ETF	344,479	56,415,327

		471,856,682

Fixed Income Funds (59.76%)
iShares Core U.S. Aggregate Bond ETF	5,607,145	596,151,656
iShares TIPS Bond ETF	917,923	103,605,969

		699,757,625

Total Exchange-Traded Funds
(cost $1,084,110,526)		1,171,614,307

Short-term Investments (0.00%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (b)	65,930	65,930

Total Short-term Investments
(cost $65,930)		65,930

TOTAL INVESTMENTS (100.06%)
(cost $1,084,176,456)		1,171,680,237
LIABILITIES, NET OF OTHER ASSETS (-0.06%)		(725,128)

NET ASSETS (100.00%)		$1,170,955,109

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

90	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (100.02%)
Equity Funds (46.06%)
iShares Cohen & Steers REIT ETF	561,356	$56,068,237
iShares Core MSCI EAFE ETF	3,148,788	199,538,696
iShares Core MSCI Emerging Markets ETF	1,276,102	67,008,116
iShares MSCI Canada ETF	701,381	19,996,372
iShares Russell 1000 ETF	3,390,083	515,224,814
iShares Russell 2000 ETF	552,019	90,404,153

		948,240,388

Fixed Income Funds (53.96%)
iShares Core U.S. Aggregate Bond ETF	8,974,079	954,124,079
iShares TIPS Bond ETF	1,389,037	156,780,606

		1,110,904,685

Total Exchange-Traded Funds
(cost $1,867,822,378)		2,059,145,073

Short-term Investments (0.04%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (b)	731,075	731,075

Total Short-term Investments
(cost $731,075)		731,075

TOTAL INVESTMENTS (100.06%)
(cost $1,868,553,453)		2,059,876,148
LIABILITIES, NET OF OTHER ASSETS (-0.06%)		(1,206,066)

NET ASSETS (100.00%)		$2,058,670,082

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

See accompanying notes to financial statements.	91

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (100.01%)
Equity Funds (69.56%)
iShares Cohen & Steers REIT ETF	1,798,548	$179,638,974
iShares Core MSCI EAFE ETF	6,047,819	383,250,290
iShares Core MSCI Emerging Markets ETF	2,564,310	134,651,918
iShares MSCI Canada ETF	1,274,982	36,349,737
iShares Russell 1000 ETF	5,720,689	869,430,314
iShares Russell 2000 ETF	336,344	55,083,058

		1,658,404,291

Fixed Income Funds (30.45%)
iShares Core U.S. Aggregate Bond ETF	5,925,638	630,013,832
iShares TIPS Bond ETF	850,339	95,977,763

		725,991,595

Total Exchange-Traded Funds
(cost $2,067,061,593)		2,384,395,886

	Shares	Value
Short-term Investments (0.02%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (b)	492,446	$492,446

Total Short-term Investments
(cost $ 492,446)		492,446

TOTAL INVESTMENTS (100.03%)
(cost $ 2,067,554,039)		2,384,888,332
LIABILITIES, NET OF OTHER ASSETS (-0.03%)		(710,180)

NET ASSETS (100.00%)		$2,384,178,152

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

As of June 30, 2018, investment in an issuer considered to be an affiliate of the LifePath 2030 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at June 30, 2018	Value at June 30, 2018
iShares Cohen & Steers REIT ETF	1,849,571	166,776	217,799	1,798,548	$179,638,974

	For the six months ended June 30, 2018
Security	Income Dividends	Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)
iShares Cohen & Steers REIT ETF	$3,090,533	$(443,914)	$(2,444,411)

92	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.93%)
Equity Funds (89.00%)
iShares Cohen & Steers REIT ETF	2,183,655	$218,103,461
iShares Core MSCI EAFE ETF	6,268,625	397,242,766
iShares Core MSCI Emerging Markets ETF	2,660,416	139,698,444
iShares MSCI Canada ETF	1,327,840	37,856,718
iShares Russell 1000 ETF	5,647,799	858,352,492
iShares Russell 2000 ETF	88,424	14,481,199

		1,665,735,080

Fixed Income Funds (10.93%)
iShares Core U.S. Aggregate Bond ETF	1,715,494	182,391,322
iShares TIPS Bond ETF	196,724	22,204,238

		204,595,560

Total Exchange-Traded Funds
(cost $1,561,359,504)		1,870,330,640

	Shares	Value
Short-term Investments (0.03%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (b)	431,732	$431,732

Total Short-term Investments
(cost $431,732)		431,732

TOTAL INVESTMENTS (99.96%)
(cost $1,561,791,236)		1,870,762,372
OTHER ASSETS, NET OF LIABILITIES (0.04%)		823,273

NET ASSETS (100.00%)		$1,871,585,645

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

As of June 30, 2018, investment in an issuer considered to be an affiliate of the LifePath 2040 Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

Security	Shares Held at December 31, 2017	Shares Purchased	Shares Sold	Shares Held at June 30, 2018	Value at June 30, 2018
iShares Cohen & Steers REIT ETF	2,191,822	231,327	239,494	2,183,655	$218,103,461

	For the six months ended June 30, 2018
Security	Income Dividends	Realized Gain (Loss) on Sales	Change in Unrealized Appreciation (Depreciation)
iShares Cohen & Steers REIT ETF	$3,731,687	$(861,022)	$(2,392,914)

See accompanying notes to financial statements.	93

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (100.72%)
Equity Funds (99.62%)
iShares Cohen & Steers REIT ETF	640,381	$63,961,254
iShares Core MSCI EAFE ETF	1,766,730	111,957,680
iShares Core MSCI Emerging Markets ETF	749,196	39,340,282
iShares MSCI Canada ETF	372,691	10,625,420
iShares Russell 1000 ETF	1,488,477	226,218,735
iShares Russell 2000 ETF	9,219	1,509,795

		453,613,166

Fixed Income Funds (1.10%)
iShares Core U.S. Aggregate Bond ETF	47,069	5,004,376

Total Exchange-Traded Funds
(cost $378,237,401)		458,617,542

Short-term Investments (0.04%)
State Street Institutional U.S. Government Money Market Fund Premier Class, 1.82% (b)	192,636	192,636

Total Short-term Investments
(cost $192,636)		192,636

TOTAL INVESTMENTS (100.76%)
(cost $378,430,037)		458,810,178
LIABILITIES, NET OF OTHER ASSETS (-0.76%)		(3,445,435)

NET ASSETS (100.00%)		$455,364,743

(a)	BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

(b)	Rate shown is the 7-day yield as of June 30, 2018.

94	See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018

(Unaudited)

	Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund
Assets
Investments in affiliated securities at identified cost	$—	—	—
Investments in unaffiliated securities at identified cost	486,776,618	262,136,476	128,395,177
Foreign currencies at cost	—	—	76,300

Investments in affiliated securities at market value	$—	—	—
Investments in unaffiliated securities at market value	641,156,518	312,779,734	164,490,830
Cash	—	—	21,881
Cash pledged as collateral for open futures contracts	—	—	—
Foreign currencies at value	—	—	76,215
Foreign currencies pledged for open futures contracts at value	—	—	—
Receivables:
Dividends and interest	296,239	792,647	445,622
Shares of the Fund sold	48,431	40,510	19,152
Securities sold	—	—	10,830
SFIMC	416	—	—
Federal tax expense reimbursement	—	412	—
Variation margin on futures contracts	—	—	—
Prepaid expenses	26,321	27,545	26,853

Total assets	641,527,925	313,640,848	165,091,383

Liabilities and Net Assets
Distributions to shareholders	—	—	—
Payables:
Shares of the Fund redeemed	285,065	108,939	68,260
Securities Purchased	—	—	107,588
Trustees’ fees and expenses	3,505	1,934	477
Variation margin on futures contracts	—	—	—
Due to affiliates	435,144	186,337	146,100
Accrued liabilities	64,435	71,954	59,080

Total liabilities	788,149	369,164	381,505

Net assets applicable to shares outstanding of common stock	$640,739,776	313,271,684	164,709,878

Analysis of Net Assets
Paid-in-capital	$431,634,628	250,948,444	121,223,979
Accumulated net realized gain (loss)	52,076,508	10,327,445	7,562,960
Net unrealized appreciation (depreciation)	154,379,900	50,643,258	36,095,806
Accumulated undistributed net investment income (loss)	2,648,740	1,352,537	(172,867)

Net assets applicable to shares outstanding	$640,739,776	313,271,684	164,709,878

Fund shares outstanding:
Class A Shares	12,663,135	7,629,739	3,027,257
Class B Shares	174,719	1,006,316	878,746
Premier Shares	14,215,295	9,891,241	4,820,307
Legacy Class B Shares	281,578	811,400	867,632
Institutional Shares	27,828,690	4,185,173	1,937,146
Class R-1 Shares	222,525	293,418	202,268
Class R-2 Shares	1,315,389	864,899	492,867
Class R-3 Shares	203,747	226,045	217,109
Net assets applicable to shares outstanding:
Class A Shares	$140,358,385	97,270,592	39,930,998
Class B Shares	1,918,315	11,655,970	11,287,240
Premier Shares	165,616,823	122,975,569	64,299,731
Legacy Class B Shares	3,276,663	9,118,321	11,335,411
Institutional Shares	310,291,146	55,145,327	25,838,737
Class R-1 Shares	2,467,537	3,496,147	2,640,665
Class R-2 Shares	14,538,686	10,672,911	6,485,424
Class R-3 Shares	2,272,221	2,936,847	2,891,672
Net asset value:
Class A Shares	$11.08	12.75	13.19
Class B Shares	10.98	11.58	12.84
Premier Shares	11.65	12.43	13.34
Legacy Class B Shares	11.64	11.24	13.06
Institutional Shares	11.15	13.18	13.34
Class R-1 Shares	11.09	11.92	13.06
Class R-2 Shares	11.05	12.34	13.16
Class R-3 Shares	11.15	12.99	13.32
Maximum offering price:
Class A Shares	$11.66	13.42	13.88
Premier Shares	12.26	13.08	14.04

96	See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

—	—	—	312,460,088	—	—	—
748,955,306	388,290,640	214,444,878	—	782,371,120	446,751,854	306,718,169
—	—	2,312,609	—	—	—	—

—	—	—	388,147,699	—	—	—
1,536,551,235	562,016,796	282,365,996	—	762,265,987	452,990,550	306,718,169
—	—	—	342,235	—	—	—
679,000	126,000	—	—	—	—	—
—	—	2,153,445	—	—	—	—
—	—	152,961	—	—	—	—

1,287,075	538,528	1,236,792	333,057	5,472,877	5,236,778	4,390
335,256	139,877	55,300	22,446	42,977	34,296	157,505
1,602,673	90,814	2,744	—	—	—	—
—	—	—	400,780	—	—	—
—	—	—	—	—	—	—
12,595	—	—	—	—	—	—
35,040	27,293	27,078	2,329	31,412	27,073	29,166

1,540,502,874	562,939,308	285,994,316	389,248,546	767,813,253	458,288,697	306,909,230

—	—	—	—	385,598	175,535	1,727

539,720	119,703	62,028	46,866	337,366	311,085	1,005,259
755,225	163,560	—	—	—	1,191,981	—
8,879	3,263	1,083	2,631	8,016	5,425	3,664
—	5,982	26,458	—	—	—	—
430,901	164,756	124,706	4,930	203,605	106,679	81,604
142,571	116,481	127,799	60,038	87,197	74,913	63,448

1,877,296	573,745	342,074	114,465	1,021,782	1,865,618	1,155,702

1,538,625,578	562,365,563	285,652,242	389,134,081	766,791,471	456,423,079	305,753,528

716,369,699	343,673,748	228,172,280	295,662,515	786,657,947	449,178,556	305,753,528
22,757,889	42,586,315	(13,540,321)	13,653,033	238,657	1,005,827	—
787,238,271	173,660,935	67,879,410	75,687,611	(20,105,133)	6,238,696	—
12,259,719	2,444,565	3,140,873	4,130,922	—	—	—

1,538,625,578	562,365,563	285,652,242	389,134,081	766,791,471	456,423,079	305,753,528

26,684,967	9,017,181	6,015,480	10,848,136	15,563,896	7,210,084	93,932,652
369,635	766,226	842,062	1,200,223	782,010	143,630	216,659
33,441,369	11,448,625	9,201,161	13,319,607	27,881,372	31,862,074	116,984,439
517,736	1,364,601	1,055,852	1,746,733	116,459	7,138	174,343
12,579,517	5,643,336	4,134,719	3,284,843	25,197,701		76,004,779
465,552	214,404	245,537	267,426	292,115		3,785,352
1,330,239	552,242	639,496	683,891	848,098		12,780,326
243,939	151,248	221,553	166,183	157,484		1,874,988

540,361,395	174,698,779	76,866,671	133,147,516	168,462,289	83,968,847	93,932,654
7,548,476	14,423,556	10,779,539	14,747,682	8,457,327	1,672,443	216,659
681,590,114	219,673,620	117,406,317	165,559,956	301,989,080	370,698,685	116,984,438
10,679,786	25,488,783	13,558,037	21,734,968	1,262,005	83,104	174,334
257,112,033	110,285,984	52,912,002	40,398,704	272,583,969		76,004,777
9,464,994	4,140,390	3,142,269	3,235,660	3,161,607		3,785,351
26,895,194	10,696,723	8,150,920	8,291,015	9,170,155		12,780,327
4,973,586	2,957,728	2,836,487	2,018,580	1,705,039		1,874,988

20.25	19.37	12.78	12.27	10.82	11.65	1.00
20.42	18.82	12.80	12.29	10.81	11.64	1.00
20.38	19.19	12.76	12.43	10.83	11.63	1.00
20.63	18.68	12.84	12.44	10.84	11.64	1.00
20.44	19.54	12.80	12.30	10.82		1.00
20.33	19.31	12.80	12.10	10.82		1.00
20.22	19.37	12.75	12.12	10.81		1.00
20.39	19.56	12.80	12.15	10.83		1.00

21.32	20.39	13.45	12.92	11.15	12.01	1.00
21.45	20.20	13.43	13.08	11.16	11.99	1.00

See accompanying notes to financial statements.	97

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2018

(Unaudited)

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in affiliated securities at identified cost	$—	—	150,905,785	190,400,299	—
Investments in unaffiliated securities at identified cost	1,084,176,456	1,868,553,453	1,916,648,254	1,371,390,937	378,430,037

Investments in affiliated securities at market value	$—	—	179,638,974	218,103,461	—
Investments in unaffiliated securities at market value	1,171,680,237	2,059,876,148	2,205,249,358	1,652,658,911	458,810,178
Receivables:
Dividends and interest	130,553	465,548	1,559,029	1,887,713	546,910
Shares of the Fund sold	171,908	264,440	576,450	480,518	116,830
Securities sold	7,522,968	9,024,028	24,044,015	22,568,013	4,256,792
Prepaid expenses	38,613	46,804	35,184	42,652	25,963

Total assets	1,179,544,279	2,069,676,968	2,411,103,010	1,895,741,268	463,756,673

Liabilities and Net Assets
Distributions to shareholders	66,249	—	—	—	—
Payables:
Shares of the Fund redeemed	410,192	1,114,256	1,787,480	718,887	3,838,847
Securities purchased	7,585,084	8,967,636	24,038,846	22,559,654	4,263,859
Trustees’ fees and expenses	5,684	9,168	396	1,447	939
Due to affiliates	437,224	786,807	930,358	751,819	209,168
Accrued liabilities	84,737	129,019	167,778	123,816	79,117

Total liabilities	8,589,170	11,006,886	26,924,858	24,155,623	8,391,930

Net assets applicable to shares outstanding of common stock	$1,170,955,109	2,058,670,082	2,384,178,152	1,871,585,645	455,364,743

Analysis of Net Assets
Paid-in-capital	1,070,863,117	1,825,977,949	2,019,917,637	1,529,280,526	368,247,840
Accumulated net realized gain (loss)	10,290,645	25,450,840	29,111,184	19,649,557	3,432,056
Net unrealized appreciation (depreciation)	87,503,781	191,322,695	317,334,293	308,971,136	80,380,141
Accumulated undistributed net investment income (loss)	2,297,566	15,918,598	17,815,038	13,684,426	3,304,706

Net assets applicable to shares outstanding	$1,170,955,109	2,058,670,082	2,384,178,152	1,871,585,645	455,364,743

Fund shares outstanding:
Class A Shares	26,106,576	51,992,540	61,797,271	49,857,221	25,069,013
Class B Shares	383,605	1,030,145	1,391,078	1,374,744
Premier Shares	51,905,112	65,873,835	57,328,616	27,103,359	9,570,779
Legacy Class B Shares	162,435	449,859	427,594	394,342
Institutional Shares	8,001,968	14,163,000	17,900,245	21,507,888
Class R-1 Shares	375,020	996,710	1,895,613	1,401,781	726,541
Class R-2 Shares	1,581,520	3,732,615	4,231,572	3,422,299	1,406,619
Class R-3 Shares	144,190	223,200	330,949	447,225
Net assets applicable to shares outstanding:
Class A Shares	$339,233,133	774,904,264	1,012,995,893	881,609,567	310,550,341
Class B Shares	5,016,713	15,282,784	22,731,152	24,239,149
Premier Shares	690,210,889	976,770,665	940,566,087	481,556,277	118,331,438
Legacy Class B Shares	2,174,588	6,743,797	7,062,600	7,053,738
Institutional Shares	106,414,153	211,563,213	295,347,551	383,943,858
Class R-1 Shares	4,891,143	14,773,856	30,872,817	24,673,403	9,013,096
Class R-2 Shares	21,099,591	55,306,050	69,139,768	60,439,417	17,469,868
Class R-3 Shares	1,914,899	3,325,453	5,462,284	8,070,236
Net asset value:
Class A Shares	$12.99	14.90	16.39	17.68	12.39
Class B Shares	13.08	14.84	16.34	17.63
Premier Shares	13.30	14.83	16.41	17.77	12.36
Legacy Class B Shares	13.39	14.99	16.52	17.89
Institutional Shares	13.30	14.94	16.50	17.85
Class R-1 Shares	13.04	14.82	16.29	17.60	12.41
Class R-2 Shares	13.34	14.82	16.34	17.66	12.42
Class R-3 Shares	13.28	14.90	16.50	18.05
Maximum offering price:
Class A Shares	$13.67	15.68	17.25	18.61	13.04
Premier Shares	14.00	15.61	17.27	18.71	13.01

98	See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2018

(Unaudited)

	Equity Fund	Small/ Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund
Investment Income:
Dividends from affiliated investments	$—	—	—	—	—
Dividends from unaffiliated investments	5,082,543	2,506,432	2,144,987	14,598,916	3,701,505
Interest	82,896	24,095	42,721	164,062	35,941
Tax-exempt interest	—	—	—	—	—

	5,165,439	2,530,527	2,187,708	14,762,978	3,737,446
Less: foreign withholding taxes	—	—	(211,381)	—	(441)

Total investment income	5,165,439	2,530,527	1,976,327	14,762,978	3,737,005
Expenses:
Investment advisory and management fees	1,926,736	1,189,265	663,992	777,839	358,812
Shareholder services fees	726,960	319,249	179,246	1,589,239	574,268
Distribution fees Class A	175,918	116,402	50,867	675,221	212,240
Distribution fees Class B	9,829	52,641	54,038	38,345	55,352
Distribution fees Premier	206,635	145,404	81,204	850,929	260,587
Distribution fees Legacy Class B	11,884	28,313	37,080	38,743	79,684
Distribution fees Class R-1	6,617	8,657	6,929	24,230	10,159
Distribution fees Class R-2	21,883	15,430	9,660	39,845	14,925
Regulatory fees	51,264	48,662	47,693	57,584	50,393
Reports to shareholders	28,472	28,894	18,625	76,326	43,313
Audit fees	16,701	19,244	15,390	16,932	17,233
Trustees’ fees and expenses	13,247	6,539	3,218	31,956	11,404
Professional fees	12,811	12,644	7,778	23,608	14,756
Custodian fees	1,904	1,927	35,964	7,127	24,967
Errors and omissions insurance	2,045	912	317	4,664	1,192
ICI dues	2,509	1,306	608	5,942	2,247
Securities valuation fees	1,729	1,621	5,661	7,306	27,478
Fidelity bond expense	180	86	59	453	157
License index fees	—	—	—	71,925	72,136

Total expenses	3,217,324	1,997,196	1,218,329	4,338,214	1,831,303
Less: expense reimbursement for distribution fees (a)	(432,766)	(366,847)	(239,778)	(1,667,313)	(632,947)
Less: additional expense reimbursements from affiliates	(7,294)	(434,517)	(2,009)	(13,593)	(5,210)

Net expenses	2,777,264	1,195,832	976,542	2,657,308	1,193,146

Net investment income (loss)	2,388,175	1,334,695	999,785	12,105,670	2,543,859
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of affiliated investments	—	—	—	—	—
Net realized gain (loss) on sales of unaffiliated investments	32,692,117	5,597,033	6,433,666	15,055,360	38,296,222
Net realized gain (loss) on foreign currency transactions	—	—	1,762	—	—
Net realized gain (loss) on futures contracts	—	—	—	2,263,092	452,692
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(578,408)	(83,743)
Change in net unrealized appreciation (depreciation) on affiliated investments	—	—	—	—	—
Change in net unrealized appreciation (depreciation) on unaffiliated investments and foreign currency transactions	(9,541,483)	15,117,264	(5,040,741)	9,218,599	(2,067,209)

Net realized and unrealized gain (loss) on investments	23,150,634	20,714,297	1,394,687	25,958,643	36,597,962

Net change in net assets resulting from operations	$25,538,809	22,048,992	2,394,472	38,064,313	39,141,821

(a)	Effective April 1, 2017, for each Fund, VP Management Corp. agreed to waive all distribution and service (12b-1) fees for Class A, Class B, Premier, Legacy Class B, Class R-1 and Class R-2 shares.

100	See accompanying notes to financial statements.

International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

—	2,037,508	—	—	—	—	—	3,090,533	3,731,687	—
6,659,557	—	—	—	—	11,532,220	20,220,560	20,117,680	14,351,036	4,479,421
—	2,248	11,855,134	24,482	2,384,858	11,343	19,658	27,183	23,979	6,478
—	—	—	6,959,105	—	—	—	—	—	—

6,659,557	2,039,756	11,855,134	6,983,587	2,384,858	11,543,563	20,240,218	23,235,396	18,106,702	4,485,899
(628,435)	—	—	—	—	3,712	6,881	—	767	888

6,031,122	2,039,756	11,855,134	6,983,587	2,384,858	11,547,275	20,247,099	23,235,396	18,107,469	4,486,787

213,985	—	388,239	232,075	154,580	1,572,283	2,754,854	3,168,073	2,480,350	608,204
313,927	4,807	820,682	392,100	333,767	1,146,050	2,134,872	2,558,290	2,134,179	525,370
99,784	166,588	213,394	107,572	71,006	430,826	977,701	1,269,759	1,102,179	387,475
52,789	69,986	27,975	5,949	657	25,547	77,936	54,811	57,913	—
152,179	208,277	387,537	470,218	88,967	874,244	1,235,028	1,181,435	604,562	149,270
45,435	71,415	4,577	284	548	7,988	24,478	25,556	25,833	—
8,249	8,566	8,279	—	7,851	13,645	38,880	79,211	63,340	27,025
12,967	12,495	14,295	—	13,202	34,364	86,057	108,756	92,025	29,097
48,059	69,890	52,553	33,940	51,551	50,902	47,298	80,870	55,438	31,110
36,243	24,643	40,841	11,919	25,579	58,859	84,376	119,037	91,205	51,437
23,715	15,685	23,068	22,915	19,358	14,778	14,969	13,871	15,759	14,760
6,057	8,489	18,868	11,717	7,879	25,042	47,309	48,598	33,936	7,882
22,202	15,463	14,470	11,627	9,719	17,822	17,373	76,149	24,435	23,619
52,200	13	6,395	2,903	466	3,806	5,245	2,475	2,536	2,578
921	1,208	2,662	1,542	1,077	2,768	4,621	9,913	5,792	193
1,188	—	3,702	2,328	1,609	5,477	10,084	9,839	7,637	1,877
11,156	—	49,443	38,312	3,532	95	95	83	91	83
94	116	245	150	101	498	764	883	584	228
55,088	—	—	—	—	—	—	—	—	—

1,156,238	677,641	2,077,225	1,345,551	791,449	4,284,994	7,561,940	8,807,609	6,797,794	1,860,208
(371,403)	(537,327)	(656,057)	(584,023)	(182,231)	(1,386,614)	(2,440,080)	(2,719,528)	(1,945,852)	(592,867)
(3,125)	(218,818)	(7,255)	(4,568)	(3,239)	(10,767)	(18,411)	(21,040)	(16,583)	(4,511)

781,710	(78,504)	1,413,913	756,960	605,979	2,887,613	5,103,449	6,067,041	4,835,359	1,262,830

5,249,412	2,118,260	10,441,221	6,226,627	1,778,879	8,659,662	15,143,650	17,168,355	13,272,110	3,223,957

—	1,023,086	—	—	—	—	—	(443,914)	(861,022)	—
3,587,367	—	(122,023)	642,247	—	9,481,250	19,610,171	24,578,358	17,802,189	3,334,990
(21,647)	—	—	—	—	5	85	19	7	(38)
71,008	—	—	—	—	—	—	—	—	—
(41,050)	—	—	—	—	—	—	—	—	—
—	3,286,533	—	—	—	—	—	(2,444,411)	(2,392,914)	—

(17,533,313)	—	(26,312,984)	(7,881,294)	—	(23,688,605)	(43,924,949)	(44,207,509)	(29,429,650)	(6,850,077)

(13,937,635)	4,309,619	(26,435,007)	(7,239,047)	—	(14,207,350)	(24,314,693)	(22,517,457)	(14,881,390)	(3,515,125)

(8,688,223)	6,427,879	(15,993,786)	(1,012,420)	1,778,879	(5,547,688)	(9,171,043)	(5,349,102)	(1,609,280)	(291,168)

See accompanying notes to financial statements.	101

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2018 (Unaudited) and the year ended December 31, 2017	2018	2017
From operations:
Net investment income (loss)	$2,388,175	4,523,526
Net realized gain (loss)	32,692,117	58,027,933
Change in net unrealized appreciation or depreciation	(9,541,483)	67,551,995

Net change in net assets resulting from operations	25,538,809	130,103,454
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(761)	(920,343)
Class B Shares	—	(9,179)
Premier Shares	214	(1,167,245)
Legacy Class B Shares	(602)	(17,301)
Institutional Shares	48	(2,303,210)
Class R-1 Shares	—	(12,410)
Class R-2 Shares	—	(92,322)
Class R-3 Shares	—	(15,163)

	(1,101)	(4,537,173)
Net realized gain:
Class A Shares	—	(9,338,066)
Class B Shares	—	(145,374)
Premier Shares	—	(10,268,242)
Legacy Class B Shares	—	(256,298)
Institutional Shares	—	(21,305,639)
Class R-1 Shares	—	(174,985)
Class R-2 Shares	—	(1,034,116)
Class R-3 Shares	—	(140,572)

	—	(42,663,292)

Total distributions to shareholders	(1,101)	(47,200,465)
From Fund share transactions:
Proceeds from shares sold	27,932,279	43,807,082
Reinvestment of distributions	1,101	28,692,322

	27,933,380	72,499,404
Less payments for shares redeemed	(45,887,808)	(89,217,364)

Net increase (decrease) in net assets from Fund share transactions	(17,954,428)	(16,717,960)

Total increase (decrease) in net assets	7,583,280	66,185,029

Net assets:
Beginning of period	633,156,496	566,971,467

End of period*	$640,739,776	633,156,496

* Including accumulated undistributed net investment income (loss)	$2,648,740	261,666

102	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2018	2017	2018	2017	2018	2017	2018	2017

1,334,695	1,193,266	999,785	402,918	12,105,670	23,634,001	2,543,859	4,257,108
5,597,033	39,640,169	6,435,428	14,095,057	17,318,452	17,193,017	38,748,914	30,225,549
15,117,264	(7,882,284)	(5,040,741)	27,380,091	8,640,191	238,687,041	(2,150,952)	34,264,307

22,048,992	32,951,151	2,394,472	41,878,066	38,064,313	279,514,059	39,141,821	68,746,964

(11)	(327,874)	(1)	(163,481)	2,749	(8,309,534)	(1,798)	(1,246,738)
13	(29,412)	—	(32,990)	—	(108,227)	—	(91,619)
(14,560)	(539,559)	—	(317,622)	(3,120)	(10,598,197)	(8,124)	(1,738,140)
—	(30,644)	—	(38,485)	—	(166,521)	—	(171,686)
94	(202,302)	(82)	(110,544)	(207)	(3,755,800)	(322)	(815,781)
—	(9,816)	—	(7,968)	—	(131,371)	—	(25,451)
—	(26,513)	—	(20,718)	—	(396,644)	—	(66,499)
—	(7,846)	—	(12,344)	—	(68,207)	—	(18,406)

(14,464)	(1,173,966)	(83)	(704,152)	(578)	(23,534,501)	(10,244)	(4,174,320)

—	(11,134,084)	—	(849,516)	—	(5,439,275)	—	(9,246,648)
—	(1,562,695)	—	(243,131)	—	(83,316)	—	(792,937)
—	(13,902,828)	—	(1,306,263)	—	(6,503,699)	—	(11,105,260)
—	(1,266,849)	—	(239,649)	—	(126,711)	—	(1,425,841)
—	(5,804,480)	—	(495,137)	—	(2,354,564)	—	(5,487,599)
—	(473,116)	—	(57,320)	—	(95,341)	—	(227,295)
—	(1,290,816)	—	(127,185)	—	(272,815)	—	(546,832)
—	(321,877)	—	(57,640)	—	(44,580)	—	(146,221)

—	(35,756,745)	—	(3,375,841)	—	(14,920,301)	—	(28,978,633)

(14,464)	(36,930,711)	(83)	(4,079,993)	(578)	(38,454,802)	(10,244)	(33,152,953)

12,429,390	28,725,888	7,651,366	14,021,506	89,090,014	195,484,068	22,450,415	51,151,400
16,494	29,016,185	88	2,415,811	578	38,192,871	10,244	27,157,949

12,445,884	57,742,073	7,651,454	16,437,317	89,090,592	233,676,939	22,460,659	78,309,349
(22,012,170)	(45,526,094)	(8,863,648)	(16,254,430)	(137,491,073)	(263,431,753)	(36,413,097)	(74,483,443)

(9,566,286)	12,215,979	(1,212,194)	182,887	(48,400,481)	(29,754,814)	(13,952,438)	3,825,906

12,468,242	8,236,419	1,182,195	37,980,960	(10,336,746)	211,304,443	25,179,139	39,419,917

300,803,442	292,567,023	163,527,683	125,546,723	1,548,962,324	1,337,657,881	537,186,424	497,766,507

313,271,684	300,803,442	164,709,878	163,527,683	1,538,625,578	1,548,962,324	562,365,563	537,186,424

1,352,537	32,306	(172,867)	(1,172,569)	12,259,719	154,627	2,444,565	(89,050)

See accompanying notes to financial statements.	103

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2018 (Unaudited) and the year ended December 31, 2017	2018	2017
From operations:
Net investment income (loss)	$5,249,412	6,571,815
Net realized gain (loss)	3,636,728	6,863,696
Change in net unrealized appreciation or depreciation	(17,574,363)	48,283,373

Net change in net assets resulting from operations	(8,688,223)	61,718,884
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(684)	(1,950,483)
Class B Shares	—	(254,239)
Premier Shares	(52)	(3,037,345)
Legacy Class B Shares	—	(327,757)
Institutional Shares	(497)	(1,306,431)
Class R-1 Shares	—	(74,966)
Class R-2 Shares	—	(206,960)
Class R-3 Shares	—	(69,499)

	(1,233)	(7,227,680)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Premier Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(1,233)	(7,227,680)
From Fund share transactions:
Proceeds from shares sold	11,052,481	29,397,115
Reinvestment of distributions	1,233	5,606,177

	11,053,714	35,003,292
Less payments for shares redeemed	(17,940,203)	(39,589,311)

Net increase (decrease) in net assets from Fund share transactions	(6,886,489)	(4,586,019)

Total increase (decrease) in net assets	(15,575,945)	49,905,185

Net assets:
Beginning of period	301,228,187	251,323,002

End of period*	$285,652,242	301,228,187

* Including accumulated undistributed net investment income (loss)	$3,140,873	(2,107,306)

104	See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2018	2017	2018	2017	2018	2017	2018	2017

2,118,260	5,449,355	10,441,221	21,210,460	6,226,627	13,372,697	1,778,879	1,376,122
1,023,086	17,883,493	(122,023)	2,213,162	642,247	1,399,004	—	—
3,286,533	31,282,415	(26,312,984)	866,168	(7,881,294)	4,633,382	—	—

6,427,879	54,615,263	(15,993,786)	24,289,790	(1,012,420)	19,405,083	1,778,879	1,376,122

(679,729)	(1,905,917)	(2,262,208)	(4,811,223)	(1,119,496)	(2,453,626)	(527,817)	(392,111)
(75,550)	(187,064)	(114,067)	(229,714)	(23,787)	(55,146)	(1,341)	(711)
(916,020)	(2,301,960)	(4,262,904)	(8,977,426)	(5,082,206)	(10,861,140)	(721,397)	(602,304)
(110,052)	(293,958)	(18,619)	(46,222)	(1,138)	(2,785)	(1,089)	(703)
(205,919)	(567,764)	(3,595,267)	(6,783,512)	—	—	(428,690)	(321,444)
(15,459)	(51,081)	(42,715)	(90,281)	—	—	(20,363)	(10,488)
(40,166)	(109,422)	(123,117)	(228,701)	—	—	(68,669)	(42,283)
(9,786)	(27,652)	(22,324)	(43,381)	—	—	(9,513)	(6,078)

(2,052,681)	(5,444,818)	(10,441,221)	(21,210,460)	(6,226,627)	(13,372,697)	(1,778,879)	(1,376,122)

—	(4,726,824)	—	(475,777)	—	—	—	—
—	(528,707)	—	(23,841)	—	—	—	—
—	(5,744,200)	—	(860,210)	—	—	—	—
—	(786,148)	—	(4,235)	—	—	—	—
—	(1,392,260)	—	(699,421)	—	—	—	—
—	(141,581)	—	(9,405)	—	—	—	—
—	(295,355)	—	(24,903)	—	—	—	—
—	(70,227)	—	(4,557)	—	—	—	—

—	(13,685,302)	—	(2,102,349)	—	—	—	—

(2,052,681)	(19,130,120)	(10,441,221)	(23,312,809)	(6,226,627)	(13,372,697)	(1,778,879)	(1,376,122)

16,543,307	40,743,289	22,457,638	82,720,431	9,730,493	31,786,198	109,266,413	205,048,559
1,698,481	15,865,485	8,037,259	18,342,091	5,085,008	10,952,383	1,739,368	1,349,014

18,241,788	56,608,774	30,494,897	101,062,522	14,815,501	42,738,581	111,005,781	206,397,573
(29,908,864)	(65,246,457)	(60,828,884)	(140,077,118)	(41,625,257)	(102,893,709)	(122,671,116)	(269,777,390)

(11,667,076)	(8,637,683)	(30,333,987)	(39,014,596)	(26,809,756)	(60,155,128)	(11,665,335)	(63,379,817)

(7,291,878)	26,847,460	(56,768,994)	(38,037,615)	(34,048,803)	(54,122,742)	(11,665,335)	(63,379,817)

396,425,959	369,578,499	823,560,465	861,598,080	490,471,882	544,594,624	317,418,863	380,798,680

389,134,081	396,425,959	766,791,471	823,560,465	456,423,079	490,471,882	305,753,528	317,418,863

4,130,922	4,065,343	—	—	—	—	—	—

See accompanying notes to financial statements.	105

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Fund
Six months ended June 30, 2018 (Unaudited) and the year ended December 31, 2017	2018	2017
From operations:
Net investment income	$8,659,662	20,323,419
Net realized gain (loss)	9,481,255	15,858,282
Change in net unrealized appreciation or depreciation	(23,688,605)	83,368,680

Net change in net assets resulting from operations	(5,547,688)	119,550,381
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(2,463,486)	(7,002,422)
Class B Shares	(36,734)	(108,489)
Premier Shares	(5,211,668)	(14,067,639)
Legacy Class B Shares	(15,865)	(52,064)
Institutional Shares	(748,044)	(2,059,762)
Class R-1 Shares	(34,249)	(112,317)
Class R-2 Shares	(142,437)	(468,219)
Class R-3 Shares	(12,833)	(33,849)

	(8,665,316)	(23,904,761)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Premier Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(8,665,316)	(23,904,761)
From Fund share transactions:
Proceeds from shares sold	32,860,170	92,317,750
Reinvestment of distributions	8,569,418	23,661,430

	41,429,588	115,979,180
Less payments for shares redeemed	(101,531,079)	(221,079,266)

Net increase (decrease) in net assets from Fund share transactions	(60,101,491)	(105,100,086)

Total increase (decrease) in net assets	(74,314,495)	(9,454,466)

Net assets:
Beginning of period	1,245,269,604	1,254,724,070

End of period*	$1,170,955,109	1,245,269,604

* Including accumulated undistributed net investment income (loss)	$2,297,566	2,303,220

106	See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2018	2017	2018	2017	2018	2017	2018	2017

15,143,650	35,176,871	17,168,355	39,338,900	13,272,110	30,396,485	3,223,957	7,263,910
19,610,256	26,190,346	24,134,463	23,251,875	16,941,174	12,802,119	3,334,952	1,429,654
(43,924,949)	172,708,246	(46,651,920)	277,951,503	(31,822,564)	268,083,904	(6,850,077)	71,612,492

(9,171,043)	234,075,463	(5,349,102)	340,542,278	(1,609,280)	311,282,508	(291,168)	80,306,056

(2,615)	(12,848,134)	(865)	(16,648,691)	(13)	(14,391,200)	45	(4,940,103)
35	(242,921)	43	(396,829)	11	(413,693)	—	—
(1,208)	(17,235,798)	5,153	(16,263,543)	266	(8,076,956)	1,409	(1,988,682)
4	(116,422)	4	(123,469)	4	(122,680)	—	—
(3,437)	(3,547,278)	(3)	(4,830,205)	93	(6,248,481)	—	—
—	(238,434)	—	(468,831)	—	(384,281)	—	(166,327)
—	(924,487)	—	(1,212,706)	—	(968,235)	—	(306,718)
—	(50,585)	—	(82,101)	—	(119,576)	—	—

(7,221)	(35,204,059)	4,332	(40,026,375)	361	(30,725,102)	1,454	(7,401,830)

—	(8,297,908)	—	(8,130,497)	—	(5,236,767)	—	(798,827)
—	(185,037)	—	(204,733)	—	(159,181)	—	—
—	(10,382,911)	—	(7,417,241)	—	(2,759,342)	—	(300,524)
—	(85,509)	—	(68,416)	—	(50,891)	—	—
—	(2,192,882)	—	(2,256,372)	—	(2,184,972)	—	—
—	(174,299)	—	(254,020)	—	(153,218)	—	(29,089)
—	(628,922)	—	(616,858)	—	(369,403)	—	(52,159)
—	(32,621)	—	(39,788)	—	(43,701)	—	—

—	(21,980,089)	—	(18,987,925)	—	(10,957,475)	—	(1,180,599)

(7,221)	(57,184,148)	4,332	(59,014,300)	361	(41,682,577)	1,454	(8,582,429)

73,189,029	199,779,517	98,557,627	269,941,347	101,053,966	225,869,924	32,261,213	76,267,239
6,699	57,020,077	(4,735)	58,926,932	(498)	41,630,695	(1,814)	8,394,593

73,195,728	256,799,594	98,552,892	328,868,279	101,053,468	267,500,619	32,259,399	84,661,832
(177,056,242)	(376,714,678)	(182,887,860)	(372,054,740)	(147,524,011)	(270,920,902)	(44,385,477)	(79,538,208)

(103,860,514)	(119,915,084)	(84,334,968)	(43,186,461)	(46,470,543)	(3,420,283)	(12,126,078)	5,123,624

(113,038,778)	56,976,231	(89,679,738)	238,341,517	(48,079,462)	266,179,648	(12,415,792)	76,847,251

2,171,708,860	2,114,732,629	2,473,857,890	2,235,516,373	1,919,665,107	1,653,485,459	467,780,535	390,933,284

2,058,670,082	2,171,708,860	2,384,178,152	2,473,857,890	1,871,585,645	1,919,665,107	455,364,743	467,780,535

15,918,598	782,169	17,815,038	642,351	13,684,426	411,955	3,304,706	79,295

See accompanying notes to financial statements.	107

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Each Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, “Financial Services-Investment Companies.” State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. For approximately one-half of the Fund’s portfolio, the Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies. For the remaining approximately one-half of the Fund’s portfolio, the Fund invests in shares of the iShares Core S&P Mid-Cap ETF.

The performance of the Small/Mid Cap Equity Fund is directly affected by the performance of its underlying investments. The Small/Mid Cap Equity Fund through its investment in the iShares Core S&P Mid-Cap ETF is subject to the risks of the iShares Core S&P Mid-Cap ETF. As of June 30, 2018, the Small/ Mid Cap Equity Fund invested 48.25% of its total assets in the iShares Core S&P Mid-Cap ETF. Financial statements for the iShares Core S&P Mid-Cap ETF are available, without charge, on the SEC’s website at sec.gov.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. Under normal operating conditions, the S&P 500 Index Fund seeks to invest at least 90% of its total assets in substantially all of the securities that make up the S&P 500 Index in proportions that match, approximately, the weightings of the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. Under normal operating conditions, the Small Cap Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 Index in weights that approximate the relative composition of the securities contained in the index. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. Under normal operating conditions, the International Index Fund seeks to invest at least 90% of its net assets in stocks that are represented in the EAFE Free Index in weights that approximate the relative composition of the securities contained in the index. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. Under normal circumstances, the Fund typically invests at least 80% of its net assets plus any borrowings in investment grade bonds or bonds determined to be of comparable quality by SFIMC.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) 80% or more of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. Under normal conditions, the Money Market Fund invests its assets primarily (at least 99.5%) in debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities, cash, and repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

The State Farm LifePath 2020 Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm LifePath 2030 Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2040 Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2050 Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “LifePath Funds.” Each LifePath Fund invests its assets primarily in a combination of equity (including real estate investment trusts) and bond exchange-traded funds (“ETFs”) and a money market fund (the “LifePath Underlying Funds”) in proportion to each Fund’s own comprehensive investment strategy. The LifePath Funds attempt to manage the investment risk in each strategy for investors whose time horizons correspond to the decade in the LifePath Fund’s name, except for the LifePath Retirement Fund which is designed for investors who are currently withdrawing, or who plan to begin withdrawing, a substantial portion of their investment in the near future.

The performance of a LifePath Fund is directly affected by the performance of its LifePath Underlying Funds. In addition, the LifePath Funds, through their investments in the LifePath Underlying Funds, are subject to the risks of the LifePath Underlying Funds. As of June 30, 2018 the LifePath Funds invested 25% or more of their total assets in the following LifePath Underlying Funds:

Fund	iShares Russell 1000 ETF	iShares Core U.S. Aggregate Bond ETF
LifePath Retirement Fund	—	50.54%
LifePath 2020 Fund	—	46.10%
LifePath 2030 Fund	36.06%	26.13%
LifePath 2040 Fund	45.28%	—
LifePath 2050 Fund	48.78%	—

Financial statements for the LifePath Underlying Funds noted in the preceding table are available, without charge, on the SEC’s website at sec.gov.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Multi-class Fund Structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Premier, Class B and Legacy Class B. The LifePath 2050 Fund offers four classes of shares: Class A, Premier, Class R-1 and Class R-2. Effective May 1, 2015, Class B shares and Legacy Class B shares are no longer available for purchase by new investors or by existing shareholders. Fund shareholders who own Class B shares or Legacy Class B shares may continue to exchange those shares for Class B or Legacy Class B shares of other Funds but may not purchase new Class B or Legacy Class B shares after May 1, 2015. Except for new investments in the Money Market Fund, Class A and Premier shares are offered to investors subject to an initial sales charge. The maximum offering price for Class A and Premier shares of each Fund, other than the Money Market Fund, the Bond Fund and the Tax Advantaged Bond Fund, is computed by dividing the Net Asset Value (“NAV”) by 0.95. The maximum offering price for Class A and Premier shares of the Bond Fund and the Tax Advantaged Bond Fund is computed by dividing the NAV by 0.97. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Premier shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to Class A or Premier shares depending upon the value of the account and related accounts at the time of conversion eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans and defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Effective April 1, 2017, State Farm VP Management Corp. (“VP Management Corp.”) agreed to waive the receipt of sales charges for Class A, Premier, Class B and Legacy Class B shares. VP Management Corp. will discontinue waiving the receipt of sales charges if and when VP Management Corp. permits its Registered Representatives to resume their sales and servicing roles with respect to Fund shares and Fund shareholders.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Fund Share Valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its NAV, plus an initial sales charge on the Class A and Premier shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time) on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Expenses arising in connection with a specific share class are allocated to that class. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes and Distributions to Shareholders.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2018. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At June 30, 2018, the Tax Advantaged Bond Fund had commitments of $1,191,981 (representing 0.26% of net assets) for when-issued securities. These commitments are included within the Securities Purchased line on the Statements of Assets and Liabilities.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

New Accounting Pronouncement

In March 2017, FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities”, which amends the amortization period for certain purchased callable debt securities. This update requires certain premiums on callable debt securities to be amortized to the earliest call date. The amendments will be applied on a modified-retrospective basis and are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, the Trust’s management is evaluating the impact this pronouncement may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. Changes in valuation techniques may result in transfers into or out of an assigned level within the fair value hierarchy. The end of the reporting period method is used for determining when transfers between levels of the fair value hierarchy are deemed to have occurred.

Stocks, closed-end registered investment companies and ETFs traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities, U.S. Treasury bills, and short-term municipal variable rate demand notes are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2018:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$625,930,737	$—	$—	$625,930,737
Short-term Investments	15,225,781	—	—	15,225,781
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	156,081,476	—	—	156,081,476
Exchange-Traded Funds	151,334,516	—	—	151,334,516
Short-term Investments	5,363,742	—	—	5,363,742
International Equity Fund					—	—	—	—
Common Stocks (a)	44,766,308	111,309,667	—	156,075,975
Preferred Stocks (a)	220,073	—	—	220,073
Short-term Investments	8,194,782	—	—	8,194,782
S&P 500 Index Fund					(357,658)	—	—	(357,658)
Common Stocks (a)	1,521,757,090	—	—	1,521,757,090
Short-term Investments	14,794,145	—	—	14,794,145
Small Cap Index Fund					(65,221)	—	—	(65,221)
Common Stocks (a)	559,128,902	39,298	0	559,168,200
Short-term Investments	2,848,596	—	—	2,848,596
International Index Fund					(24,702)	—	—	(24,702)
Common Stocks (a)	2,917,058	277,810,268	0	280,727,326
Preferred Stocks (a)	—	1,545,909	—	1,545,909
Short-term Investments	92,761	—	—	92,761
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	388,147,699	—	—	388,147,699
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	$522,567,209	—	$522,567,209
Agency Commercial Mortgage-Backed Securities	—	106,519,734	—	106,519,734
Agency Mortgage-Backed Securities	—	21,333,622	—	21,333,622
Agency Notes & Bonds	—	2,186,876	—	2,186,876
U.S. Treasury Obligations	—	96,266,732	—	96,266,732
Short-term Investments	13,391,814	—	—	13,391,814

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					$—	$—	$—	$—
Long-term Municipal Bonds	—	442,874,027	—	442,874,027
Short-term Municipal Variable Rate Demand Notes	—	7,000,000	—	7,000,000
Short-term Investments	3,116,523	—	—	3,116,523
Money Market Fund					—	—	—	—
Short-term Investments	5,304,907	301,413,262	—	306,718,169
LifePath Retirement Fund					—	—	—	—
Exchange-Traded Funds	1,171,614,307	—	—	1,171,614,307
Short-term Investments	65,930	—	—	65,930
LifePath 2020 Fund					—	—	—	—
Exchange-Traded Funds	2,059,145,073	—	—	2,059,145,073
Short-term Investments	731,075	—	—	731,075
LifePath 2030 Fund					—	—	—	—
Exchange-Traded Funds	2,384,395,886	—	—	2,384,395,886
Short-term Investments	492,446	—	—	492,446
LifePath 2040 Fund					—	—	—	—
Exchange-Traded Funds	1,870,330,640	—	—	1,870,330,640
Short-term Investments	431,732	—	—	431,732
LifePath 2050 Fund					—	—	—	—
Exchange-Traded Funds	458,617,542	—	—	458,617,542
Short-term Investments	192,636	—	—	192,636

On December 31, 2017, all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund (except for International Equity Fund’s holdings listed on the Sao Paulo Stock Exchange and International Index Fund’s holdings listed on the Tel-Aviv Stock Exchange which did not trade on the last day of the period because the exchanges were closed), were valued at last traded price because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On June 30, 2018, the International Equity Fund and International Index Fund used data provided by an independent statistical fair value service to fair value common stocks and preferred stocks primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the report period method for determining when transfers between levels are recognized, common stocks valued on June 30, 2018 at $104,022,728 were transferred from Level 1 to Level 2 in the International Equity Fund and $274,770,742 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2018 as compared to December 31, 2017.

The Small Cap Index Fund and the International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2017 or for the period ended June 30, 2018. The remaining Funds did not hold any Level 3 securities as of December 31, 2017 or for the period ended June 30, 2018.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

4.	Investment Adviser-Proposed Reorganizations with BlackRock Funds

At a special meeting held on May 23, 2018, the Board of Trustees of State Farm Mutual Fund Trust approved an Agreement and Plan of Reorganization for each of the funds of State Farm Mutual Fund Trust pursuant to which each fund (each, a “Target Fund” and collectively, the “Target Funds”) would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding mutual fund advised by BlackRock Fund Advisors or BlackRock Advisors, LLC as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Reorganizations are subject to the completion of certain conditions, including approval by the applicable Target Fund’s shareholders.

Target Funds	Acquiring Funds
State Farm Equity Fund	BlackRock Advantage Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation
State Farm Small/Mid Cap Equity Fund	BlackRock Advantage Small Cap Core Fund, a series of BlackRock FundsSM , a Massachusetts business trust
State Farm International Equity Fund	BlackRock Advantage International Fund, a series of BlackRock FundsSM , a Massachusetts business trust
State Farm S&P 500 Index Fund	iShares S&P 500 Index Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm Small Cap Index Fund	iShares Russell 2000 Small-Cap Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm International Index Fund	iShares MSCI EAFE International Index Fund, a series of BlackRock Index Funds, Inc., a Maryland corporation
State Farm Equity and Bond Fund	BlackRock 60/40 Target Allocation Fund, a series of BlackRock Funds II, a Massachusetts business trust
State Farm Bond Fund	BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds VI, a Delaware statutory trust
State Farm Tax Advantaged Bond Fund	iShares Municipal Bond Index Fund, a series of BlackRock FundsSM , a Massachusetts business trust
State Farm Money Market Fund	BlackRock Summit Cash Reserves Fund, a series of BlackRock Financial Institutions Series Trust, a Massachusetts business trust
State Farm LifePath Retirement Fund	BlackRock LifePath® Index Retirement Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath 2020 Fund	BlackRock LifePath® Index 2020 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath 2030 Fund	BlackRock LifePath® Index 2030 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath 2040 Fund	BlackRock LifePath® Index 2040 Fund, a series of BlackRock Funds III, a Delaware statutory trust
State Farm LifePath 2050 Fund	BlackRock LifePath® Index 2050 Fund, a series of BlackRock Funds III, a Delaware statutory trust

With respect to each Target Fund, the Agreement and Plan of Reorganization provides for: (i) the transfer and delivery of all of the assets of the Target Fund to the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund; (ii) the distribution of the Acquiring Fund shares (including fractional shares) by the Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Target Fund as a series of State Farm Mutual Fund Trust (the “Target Trust”).

At its May 23, 2018 special meeting, the Target Trust’s Board of Trustees also approved convening a special meeting of the Target Trust’s shareholders on September 14, 2018 at 8:00 a.m. at the offices of State Farm Investment Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001 (the “Meeting”) to ask shareholders of each Target Fund to approve the Agreement and Plan of Reorganization and to also ask shareholders of the State Farm Equity and Bond Fund to approve the elimination of its fundamental investment restriction related to the types of investments that the State Farm Equity and Bond Fund may make. Currently, that restriction prevents the State Farm Equity and Bond Fund from investing in securities other than securities of other registered investment companies or registered unit investment trusts that are part of the State Farm group of investment companies (as defined in the Investment Company Act of 1940, as amended), U.S. Government securities, or short-term paper.

The Reorganization of a Target Fund will not occur unless a majority of the outstanding voting securities of the Target Fund approves the Reorganization at the Meeting, or at an adjournment of the Meeting. The Reorganization of the State Farm Equity and Bond Fund will not occur unless a majority of the outstanding voting securities of the State Farm Equity and Bond Fund also approves the elimination of the fundamental investment restriction described above. No Reorganization is contingent upon the approval of any other Reorganization (that is, if shareholders of one Target Fund approves the Reorganization of such Fund, it will proceed even if shareholders of another Target Fund do not approve that Fund’s Reorganization). It is currently anticipated that if approved by shareholders, the closing date for each Reorganization may vary, but all Reorganizations are expected to be completed by the fourth quarter of 2018. As a result of each Reorganization, you will receive shares (including fractional shares, if any) of the applicable Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization.

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of June 30, 2018, neither Fund has entered into a forward foreign currency contract.

As of June 30, 2018, the fair values of derivative instruments, which are also disclosed in the Schedules of Investments, were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

		Variation Margin;		Variation Margin;

S&P 500 Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—	Analysis of Net Assets - Net Unrealized Depreciation	$357,658	(a)

Total			$—		$357,658

		Variation Margin;		Variation Margin;

Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—	Analysis of Net Assets - Net Unrealized Depreciation	$65,221	(a)

Total			$—		$65,221

		Variation Margin;		Variation Margin;

International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets- Net Unrealized Appreciation	$—	Analysis of Net Assets - Net Unrealized Depreciation	$24,702	(a)

Total			$—		$24,702

(a) Represents cumulative unrealized gain or loss on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2018, the effect of derivative instruments on the Statements of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
S&P 500 Index Fund	Stock Index Futures Contracts	$2,263,092	$(578,408)
Small Cap Index Fund	Stock Index Futures Contracts	452,692	(83,743)
International Index Fund	Stock Index Futures Contracts	71,008	(41,050)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2018, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased
S&P 500 Index Fund	154	$20,820,894
Small Cap Index Fund	70	5,544,497
International Index Fund	34	2,384,814

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The Funds did not invest in any portfolio securities or enter into any derivative transactions with gross exposure on the Statement of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2018.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

6.	Income Taxes and Distributions to Shareholders

As of December 31, 2017, the Trust’s management has completed a review of uncertain tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2017, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2018.

As of June 30, 2018, aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$487,322,808	$168,437,399	$(14,603,689)	$153,833,710
Small/Mid Cap Equity Fund	262,136,476	56,986,789	(6,343,531)	50,643,258
International Equity Fund	130,379,411	39,933,970	(5,822,551)	34,111,419
S&P 500 Index Fund	748,609,138	811,432,097	(23,847,658)	787,584,439
Small Cap Index Fund	388,487,733	209,639,606	(36,175,764)	173,463,842
International Index Fund	220,446,553	93,624,482	(31,729,741)	61,894,741
Equity and Bond Fund	312,463,950	77,729,875	(2,046,126)	75,683,749
Bond Fund	782,371,120	2,866,568	(22,971,701)	(20,105,133)
Tax Advantaged Bond Fund	446,751,854	8,000,393	(1,761,697)	6,238,696
Money Market Fund	306,718,169	—	—	—
LifePath Retirement Fund	1,084,952,827	99,198,853	(12,471,443)	86,727,410
LifePath 2020 Fund	1,871,522,605	209,674,416	(21,320,873)	188,353,543
LifePath 2030 Fund	2,070,369,721	329,234,695	(14,716,084)	314,518,611
LifePath 2040 Fund	1,563,737,730	311,674,698	(4,650,056)	307,024,642
LifePath 2050 Fund	378,996,425	79,920,866	(107,113)	79,813,753

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments may relate to one or more of the following: return of capital transactions, mark-to-market of Passive Foreign Investment Companies (“PFICs”), mark-to-market of non-PFICs, wash sales and open futures contracts unrealized gain (loss).

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Retirement Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

After utilizing capital loss carryforwards to offset realized capital gains in 2017, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2017, if not applied, the carryforwards will expire as follows:

		Year of Expiration	Non Expiring		Total Capital Loss Carryforwards
Fund	Utilized in 2017	2018	Short-term	Long-term
International Equity Fund	$7,387,229	$—	$—	$—	$—
International Index Fund	3,849,234	4,077,752	483,492	8,587,469	13,148,713
Tax Advantaged Bond Fund	865,748	—	—	—	—
LifePath Retirement Fund	13,398,159	—	—	—	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The International Index Fund had a capital loss carryforward of $7,747,891 that expired in 2017 and was reclassified from accumulated net realized gain (loss) to paid-in-capital on the Statement of Assets and Liabilities.

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2017, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$4,573,398	$15,584,425	$163,409,617	$—	$183,567,440
Small/Mid Cap Equity Fund	1,326,889	3,410,642	35,551,181	—	40,288,712
International Equity Fund	147,660	1,744,565	39,199,285	—	41,091,510
S&P 500 Index Fund	861,221	4,901,345	778,429,578	—	784,192,144
Small Cap Index Fund	767,018	3,146,392	175,661,133	(14,305)	179,560,238
International Index Fund	151,200	—	79,166,931	(13,148,713)	66,169,418
Equity and Bond Fund	4,065,343	12,633,810	72,397,215	—	89,096,368
Bond Fund	—	360,680	6,207,851	—	6,568,531
Tax Advantaged Bond Fund	—	363,580	14,119,990	—	14,483,570
Money Market Fund	—	—	—	—	—
LifePath Retirement Fund	2,303,220	1,298,008	110,703,768	—	114,304,996
LifePath 2020 Fund	799,134	8,357,981	232,713,282	—	241,870,397
LifePath 2030 Fund	664,886	6,932,253	362,008,146	—	369,605,285
LifePath 2040 Fund	418,089	4,225,923	339,270,026	—	343,914,038
LifePath 2050 Fund	439,168	221,080	86,746,369	—	87,406,617

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2017 relates to one or more of the following: short-term capital gains, foreign currency contracts, mark-to-market of PFICs, mark-to-market of non-PFICs, post-October loss deferrals, and return of capital transactions.

From November 1, 2017 through December 31, 2017, the Small Cap Index incurred $14,305 in specified losses. As permitted by the Internal Revenue Code, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2018.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the timing of the recognition of net realized losses, net operating losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications for permanent differences among certain of its capital accounts without impacting its net asset value.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2017, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Accumulated Undistributed Net Investment Income (Loss)
Equity Fund	$—	$(12,782)	$—	$12,782
Small/Mid Cap Equity Fund	279	(13,285)	—	13,006
International Equity Fund	(3,144)	(76,702)	—	79,846
S&P 500 Index Fund	—	160,788	—	(160,788)
Small Cap Index Fund	—	77,803	—	(77,803)
International Index Fund	(7,747,941)	7,433,648	—	314,293
Equity and Bond Fund	910,768	(4,822,008)	—	3,911,240
LifePath Retirement Fund	—	(920)	—	920
LifePath 2020 Fund	—	(2,121)	—	2,121
LifePath 2030 Fund	—	(173,127)	—	173,127
LifePath 2040 Fund	—	(90,041)	—	90,041
LifePath 2050 Fund	—	(132,378)	—	132,378

The tax character of distributions was designated as follows for the year ended December 31, 2017.

2017	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Equity Fund	$—	$14,987,811	$32,212,654	$47,200,465
Small/Mid Cap Equity Fund	—	12,099,742	24,830,969	36,930,711
S&P 500 Index Fund	—	27,376,697	11,078,105	38,454,802
Small Cap Index Fund	—	7,514,720	25,638,233	33,152,953
Equity and Bond Fund	—	5,466,410	13,663,710	19,130,120
Tax Advantaged Bond Fund	13,343,737	28,960	—	13,372,697
LifePath 2020 Fund	—	35,581,022	21,603,126	57,184,148
LifePath 2030 Fund	—	40,252,737	18,761,563	59,014,300
LifePath 2040 Fund	—	31,243,242	10,439,335	41,682,577
LifePath 2050 Fund	—	7,868,588	713,841	8,582,429

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statement of Changes in Net Assets for the year ended December 31, 2017.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

7.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%

Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%

International Equity Fund	0.80%	LifePath Retirement Fund (b)	0.28% on the first $5 billion

S&P 500 Index Fund (a)	0.13% on the first $500 million		0.24% on the next $10 billion

	0.12% on the next $250 million		0.21% on amounts exceeding $15 billion

	0.11% on the next $250 million	LifePath 2020 Fund (b)	0.28% on the first $5 billion

	0.085% on the next $2 billion		0.24% on the next $10 billion

	0.06% on amounts exceeding $3 billion		0.21% on amounts exceeding $15 billion

Small Cap Index Fund (a)	0.15% on the first $150 million	LifePath 2030 Fund (b)	0.28% on the first $5 billion

	0.13% on the next $850 million		0.24% on the next $10 billion

	0.105% on the next $2 billion		0.21% on amounts exceeding $15 billion

	0.08% on amounts exceeding $3 billion	LifePath 2040 Fund (b)	0.28% on the first $5 billion

International Index Fund (a)	0.16% on the first $150 million		0.24% on the next $10 billion

	0.14% on the next $850 million		0.21% on amounts exceeding $15 billion

	0.115% on the next $2 billion	LifePath 2050 Fund (b)	0.28% on the first $5 billion

	0.09% on amounts exceeding $3 billion		0.24% on the next $10 billion

Equity and Bond Fund	None		0.21% on amounts exceeding $15 billion

Bond Fund	0.10%

(a)   For purposes of calculating the breakpoints in the preceding table, the assets of the following funds are combined: Large Cap Equity Index Fund of the State Farm Variable Product Trust and the S&P 500 Index Fund; Small Cap Equity Index Fund of the State Farm Variable Product Trust and the Small Cap Index Fund; International Equity Index Fund of the State Farm Variable Product Trust and the International Index Fund.

(b) The assets of all of the LifePath Funds are aggregated for purposes of calculating the investment advisory and management services fee applicable to each LifePath Fund.

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the underlying funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway as the investment sub-adviser to provide day-to-day portfolio management for approximately one-half of the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the LifePath Funds, S&P 500 Index Fund, Small Cap Index Fund and International Index Fund.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross and BlackRock determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Marsico’s, Northern Cross’s and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For the six months ended June 30, 2018, the following fees were earned by Bridgeway, Westwood, Marsico, Northern Cross and BlackRock for providing sub-advisory services (although not all amounts indicated were paid during that period):

Fund	Bridgeway	Westwood	Marsico	Northern Cross	BlackRock
Equity Fund	$665,181	$508,380	$—	$—	$—
Small/Mid Cap Equity Fund	421,914	—	—	—	—
International Equity Fund	—	—	217,017	240,297	—
S&P 500 Index Fund	—	—	—	—	119,487
Small Cap Index Fund	—	—	—	—	90,289
International Index Fund	—	—	—	—	66,474
LifePath Retirement Fund	—	—	—	—	156,221
LifePath 2020 Fund	—	—	—	—	273,760
LifePath 2030 Fund	—	—	—	—	314,895
LifePath 2040 Fund	—	—	—	—	246,573
LifePath 2050 Fund	—	—	—	—	60,452

Total Sub-Advisory Fees	$1,087,095	$508,380	$217,017	$240,297	$1,328,151

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with VP Management Corp. Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts (not all Funds offer all classes shown):

Fund	Class A	Class B	Premier	Legacy Class B	Class R-1	Class R-2
Small Cap Index Fund	0.25%	0.80%	0.25%	0.65%	0.50%	0.30%
Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
LifePath 2030 Fund	0.25%	0.45%	0.25%	0.65%	0.50%	0.30%
LifePath 2040 Fund	0.25%	0.45%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%
Effective April 1, 2017, for each Fund, VP Management Corp. agreed to waive all distribution and service (12b-1) fees for Class A, Class B, Premier, Legacy Class B, Class R-1 and Class R-2 shares.

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period in amounts not to exceed the annual fee percentages outlined above. At June 30, 2018, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund depends upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$13,235,300	Tax Advantaged Bond Fund	$20,308,562

Small/Mid Cap Equity Fund	12,549,291	Money Market Fund	19,056,343

International Equity Fund	9,765,254	LifePath Retirement Fund	22,748,759

S&P 500 Index Fund	35,758,762	LifePath 2020 Fund	41,931,669

Small Cap Index Fund	18,894,359	LifePath 2030 Fund	33,779,342

International Index Fund	13,933,392	LifePath 2040 Fund	24,240,542

Equity and Bond Fund	15,166,867	LifePath 2050 Fund	4,024,293

Bond Fund	24,661,773	TOTAL	$310,054,508

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Premier shares of each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.15% of average daily net assets. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Premier, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests. Additionally, SFIMC receives proceeds from the account fee imposed on certain shareholders of the Trust which is paid by redeeming shares from the shareholder’s account.

Expense Reduction Agreements

For all Funds, SFIMC has agreed to certain reimbursement/waiver arrangements for each Class of Shares. Together these arrangements act as a “cap” on a Class’s maximum total annual fund operating expenses, and the cap can be expressed as a percentage of a Class’s average daily net assets (“expense reimbursement threshold” or “ERT”).

There are two tables below reflecting the ERT for each Class for each Fund, one for the period preceding April 1, 2017 and the other for the period after April 1, 2017. Each ERT table excludes acquired fund fees and expenses. The ERTs in the tables are based on applicable maximum possible fees and expenses. Any increase or decrease in 12b-1 distribution or service fees for a Class of Shares of a Fund will increase or decrease the applicable ERT by a corresponding amount. Prior year reimbursements and waivers, if any, are not subject to recapture.

Effective April 1, 2017, the ERT for each Fund was as follows (except for the Small/Mid Cap Equity Fund which was effective May 1, 2017):

Fund	Class A	Class B	Premier	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund	0.95%	0.95%	0.85%	0.95%	0.95%	1.02%	1.02%	1.02%
Small/Mid Cap Equity Fund (a)	0.86%	0.86%	0.76%	0.86%	0.86%	0.93%	0.93%	0.93%
International Equity Fund	1.25%	1.25%	1.15%	1.25%	1.25%	1.32%	1.32%	1.32%
S&P 500 Index Fund	0.48%	0.48%	0.38%	0.48%	0.48%	0.55%	0.55%	0.55%
Small Cap Index Fund	0.50%	0.50%	0.40%	0.50%	0.50%	0.57%	0.57%	0.57%
International Index Fund	0.61%	0.61%	0.51%	0.61%	0.61%	0.68%	0.68%	0.68%
Equity and Bond Fund	0.00%	0.00%	(0.10)%	0.00%	0.00%	0.07%	0.07%	0.07%
Bond Fund	0.45%	0.45%	0.35%	0.45%	0.45%	0.52%	0.52%	0.52%
Tax Advantaged Bond Fund	0.45%	0.45%	0.35%	0.45%	—	—	—	—
Money Market Fund	0.45%	0.45%	0.35%	0.45%	0.45%	0.52%	0.52%	0.52%
LifePath Retirement Fund	0.63%	0.63%	0.53%	0.63%	0.63%	0.70%	0.70%	0.70%
LifePath 2020 Fund	0.63%	0.63%	0.53%	0.63%	0.63%	0.70%	0.70%	0.70%
LifePath 2030 Fund	0.63%	0.63%	0.53%	0.63%	0.63%	0.70%	0.70%	0.70%
LifePath 2040 Fund	0.63%	0.63%	0.53%	0.63%	0.63%	0.70%	0.70%	0.70%
LifePath 2050 Fund	0.63%	—	0.53%	—	—	0.70%	0.70%	—

(a)   From April 1, 2017 to April 30, 2017, the ERT for Small/Mid Cap Equity Fund Class A, Class B, Premier, Legacy Class B, Class R-1 and Class R-2 was 1.15%, 1.15%, 1.05%, 1.15%, 1.22%, and 1.22%, respectively.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

From January 1, 2017 to March 31, 2017, the ERT for each Fund were as follows:

Fund	Class A	Class B	Premier	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Equity Fund	1.20%	1.90%	1.10%	1.60%	0.95%	1.52%	1.32%	1.02%
Small/Mid Cap Equity Fund	1.40%	2.10%	1.30%	1.80%	1.15%	1.72%	1.52%	1.22%
International Equity Fund	1.50%	2.20%	1.40%	1.90%	1.25%	1.82%	1.62%	1.32%
S&P 500 Index Fund	0.73%	1.43%	0.63%	1.13%	0.48%	1.05%	0.85%	0.55%
Small Cap Index Fund	0.75%	1.30%	0.65%	1.15%	0.50%	1.07%	0.87%	0.57%
International Index Fund	0.86%	1.56%	0.76%	1.26%	0.61%	1.18%	0.98%	0.68%
Equity and Bond Fund	0.25%	0.95%	0.15%	0.65%	—	0.57%	0.37%	0.07%
Bond Fund	0.70%	1.10%	0.60%	1.10%	0.45%	1.02%	0.82%	0.52%
Tax Advantaged Bond Fund	0.70%	1.10%	0.60%	1.10%
Money Market Fund	0.60%	1.00%	0.50%	1.00%	0.45%	0.92%	0.72%	0.52%
LifePath Retirement Fund	0.88%	1.58%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2020 Fund	0.88%	1.58%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2030 Fund	0.88%	1.08%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2040 Fund	0.88%	1.08%	0.78%	1.28%	0.63%	1.20%	1.00%	0.70%
LifePath 2050 Fund	0.88%		0.78%			1.20%	1.00%

The following table describes the applicable reimbursement/waiver arrangements and when SFIMC or VP Management Corp. may terminate each arrangement without the consent of the Trust’s Board of Trustee:

Reimbursement/waiver arrangement	Earliest termination date without the consent of the Board of Trustees of the Trust
SFIMC reimburses a share Class of each Fund to the extent other expenses exceed a specified threshold.	April 30, 2019
Effective May 1, 2017, SFIMC waives 0.29% of investment advisory fees for each share Class of the Small/Mid Cap Equity Fund producing a net advisory fee of 0.51% (0.80%-0.29%).	April 30, 2019

For the Equity and Bond Fund, SFIMC reimburses all expenses directly incurred by each Class other than 12b-1 distribution fees, shareholder services fees directly incurred by the Fund and acquired fund fees and expenses.

April 30, 2019

Effective April 1, 2017, VP Management Corp. waives all distribution and service (12b-1) fees for Class A, Class B, Premier, Legacy Class B, Class R-1 and Class R-2 shares of each Fund as noted in the Distribution and Shareholder Services Agreements table.

VP Management Corp. may terminate this waiver at any time.
SFIMC waives fees in the amount of 0.10% of the average daily net assets of Equity and Bond Fund Premier shares.	SFIMC may terminate this waiver with 60 days’ notice to the Trust.
SFIMC and VP Management Corp. waive their fees to the extent necessary to prevent the Money Market Fund’s net investment income from decreasing below zero.	SFIMC and VP Management Corp. may terminate this waiver at any time.

Related Party Disclosure

As of June 30, 2018, State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, owned the below percentages of the outstanding shares of each Class of the following Funds:

Fund	Class A	Class B	Premier	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3
Small/Mid Cap Equity Fund	11.55%	87.55%	19.17%	83.52%	6.34%	38.77%	13.15%	50.33%
International Equity Fund	27.85%	95.95%	38.26%	96.47%	17.52%	59.42%	24.39%	55.36%
Small Cap Index Fund	7.36%	86.66%	18.13%	88.05%	4.26%	38.45%	14.93%	54.51%
International Index Fund	12.75%	91.07%	20.42%	92.61%	7.96%	44.90%	17.24%	49.76%
Equity and Bond Fund	9.23%	83.40%	10.50%	87.16%	0.35%	40.96%	16.02%	65.91%
Bond Fund	3.18%	63.24%	1.61%	—	0.02%	32.26%	11.11%	59.85%
Tax Advantaged Bond Fund	—	—	5.33%	—

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

On June 29, 2018, Auto Company redeemed all of its outstanding shares from LifePath 2050 Fund.

Except for the Tax Advantaged Bond Fund, Auto Company transferred ownership of all its outstanding shares of each Class of each Fund in the preceding table to a wholly owned subsidiary on August 6, 2018.

On August 7, 2018, Auto Company’s subsidiary redeemed in-kind all of its outstanding shares from Equity and Bond Fund.

Auto Company and its subsidiary intend to redeem (in-kind or cash) all of their remaining shares from all Funds prior to completion of the proposed reorganizations with BlackRock Funds, as allowable under applicable laws. See Note 4 for details regarding the proposed reorganizations.

Line of Credit

Auto Company, the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund may not borrow money from Auto Company under the agreement. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the six months ended June 30, 2018.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

8.	Investment Transactions

For the six months ended June 30, 2018, investment transactions (exclusive of short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)		Sales/Maturities (excluding U.S. Government Obligations)		Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations
Equity Fund	$133,760,605		$156,458,899		$—	$—
Small/Mid Cap Equity Fund	21,847,932		34,049,353		—	—
International Equity Fund	23,124,236		29,181,385		—	—
S&P 500 Index Fund	37,028,680		52,197,879		—	—
Small Cap Index Fund	72,501,393		78,715,595		—	—
International Index Fund	5,010,181		8,710,793		—	—
Equity and Bond Fund	4,000,000		11,500,000		—	—
Bond Fund	56,396,381		64,689,998		—	11,000,000
Tax Advantaged Bond Fund	9,009,403		34,514,490		—	—
LifePath Retirement Fund	44,558,696	(a)	103,634,855	(a)	—	—
LifePath 2020 Fund	68,348,222	(a)	155,191,893	(a)	—	—
LifePath 2030 Fund	105,266,074	(a)	170,921,224	(a)	—	—
LifePath 2040 Fund	84,896,027	(a)	116,190,170	(a)	—	—
LifePath 2050 Fund	22,523,247	(a)	27,426,436	(a)	—	—

(a)   Purchases and sales relate primarily to investments in iShares ETFs. BlackRock, as subadviser to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

Cross trades for the six months ended June 30, 2018 were executed by the S&P 500 Index Fund pursuant to Rule 17a-7 under the Investment Company Act of 1940 with other mutual funds that are affiliated with BlackRock, but are not part of the State Farm family of funds. Cross trading is the buying or selling of portfolio securities between funds. At its regularly scheduled quarterly meetings, the Board of Trustees reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

9.	Fund Share Transactions

At June 30, 2018, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2018:

	Class A Dollar Amounts				Class A Share Amounts
2018	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$8,320,468	$761	$14,187,981	$(5,866,752)	749,768	71	1,269,358	(519,519)
Small/Mid Cap Equity Fund	3,877,767	11	9,516,220	(5,638,442)	321,274	1	781,395	(460,120)
International Equity Fund	1,816,057	—	3,658,593	(1,842,536)	134,808	—	269,564	(134,756)
S&P 500 Index Fund	25,212,093	(2,749)	56,348,010	(31,138,666)	1,249,885	(139)	2,758,195	(1,508,449)
Small Cap Index Fund	5,284,159	1,798	16,406,514	(11,120,557)	285,246	99	874,748	(589,403)
International Index Fund	2,835,307	684	6,827,626	(3,991,635)	212,358	52	506,235	(293,825)
Equity and Bond Fund	5,888,999	614,425	11,623,877	(5,120,453)	477,052	50,239	936,673	(409,382)
Bond Fund	5,423,366	2,167,279	16,415,193	(8,824,548)	495,977	198,793	1,498,752	(803,982)
Tax Advantaged Bond Fund	2,622,978	1,050,875	10,111,769	(6,437,916)	224,370	90,169	865,486	(550,947)
Money Market Fund	23,775,941	517,037	30,372,575	(6,079,597)	23,775,941	517,036	30,372,576	(6,079,599)
LifePath Retirement Fund	10,922,063	2,453,845	34,777,890	(21,401,982)	835,625	188,994	2,654,873	(1,630,254)
LifePath 2020 Fund	29,474,349	2,085	73,149,398	(43,672,964)	1,978,298	139	4,889,799	(2,911,362)
LifePath 2030 Fund	41,910,460	883	86,179,690	(44,268,347)	2,553,632	55	5,212,192	(2,658,505)
LifePath 2040 Fund	41,880,577	38	74,464,044	(32,583,429)	2,363,893	2	4,160,322	(1,796,427)
LifePath 2050 Fund	19,146,401	(80)	25,277,937	(6,131,616)	1,541,049	(8)	2,020,335	(479,294)

	Class B Dollar Amounts				Class B Share Amounts
2018	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$9,163	$—	$341,046	$(331,883)	864	—	30,828	(29,964)
Small/Mid Cap Equity Fund	(100)	(13)	339,596	(339,709)	(8)	(1)	30,669	(30,678)
International Equity Fund	—	—	148,465	(148,465)	—	—	11,327	(11,327)
S&P 500 Index Fund	17,919	—	1,350,169	(1,332,250)	871	—	66,022	(65,151)
Small Cap Index Fund	3,139	—	350,058	(346,919)	164	—	19,212	(19,048)
International Index Fund	—	—	196,393	(196,393)	—	—	14,741	(14,741)
Equity and Bond Fund	2,666	12,471	240,366	(225,229)	213	1,019	19,453	(18,221)
Bond Fund	12,101	43,020	517,999	(462,878)	1,097	3,949	47,471	(42,425)
Tax Advantaged Bond Fund	—	22,813	403,983	(381,170)	—	1,958	34,617	(32,659)
Money Market Fund	129,410	1,291	139,352	(8,651)	129,410	1,291	139,352	(8,651)
LifePath Retirement Fund	3,465	36,721	986,724	(946,538)	257	2,810	74,909	(71,842)
LifePath 2020 Fund	9,800	(35)	2,854,548	(2,844,783)	655	(2)	192,149	(191,496)
LifePath 2030 Fund	2,585	(43)	3,747,060	(3,744,518)	154	(3)	228,502	(228,351)
LifePath 2040 Fund	17,185	(11)	3,443,905	(3,426,731)	981	(1)	194,359	(193,379)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Premier Shares Dollar Amounts				Premier Shares Share Amounts
2018	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$8,295,224	$(214)	$10,921,455	$(2,626,445)	701,630	(19)	940,045	(238,434)
Small/Mid Cap Equity Fund	5,220,358	14,560	6,655,061	(1,420,143)	438,727	1,253	569,927	(129,947)
International Equity Fund	2,246,117	—	2,617,632	(371,515)	162,344	—	193,455	(31,111)
S&P 500 Index Fund	38,044,557	3,120	53,441,703	(15,394,026)	1,835,577	157	2,631,536	(795,802)
Small Cap Index Fund	11,334,278	8,124	11,195,273	147,129	605,381	453	610,985	(5,151)
International Index Fund	4,134,256	52	6,304,283	(2,169,975)	302,786	4	475,033	(172,243)
Equity and Bond Fund	6,910,386	806,136	11,656,446	(3,939,924)	547,804	65,063	933,909	(321,042)
Bond Fund	8,154,848	4,110,784	32,521,875	(20,256,243)	742,931	376,750	2,973,974	(1,854,293)
Tax Advantaged Bond Fund	7,107,515	4,010,190	31,095,822	(19,978,117)	608,738	344,483	2,668,487	(1,715,266)
Money Market Fund	50,891,201	701,459	56,974,824	(5,382,164)	50,891,201	701,459	56,974,824	(5,382,164)
LifePath Retirement Fund	14,209,367	5,126,016	48,694,325	(29,358,942)	1,054,825	385,698	3,646,391	(2,205,868)
LifePath 2020 Fund	27,464,462	1,209	69,036,460	(41,570,789)	1,833,925	81	4,656,686	(2,822,680)
LifePath 2030 Fund	34,799,021	(5,580)	56,631,757	(21,838,316)	2,079,749	(341)	3,442,612	(1,363,204)
LifePath 2040 Fund	28,701,743	(267)	30,419,044	(1,717,568)	1,570,688	(15)	1,705,664	(134,991)
LifePath 2050 Fund	8,479,630	(1,734)	8,690,292	(212,396)	667,461	(140)	699,420	(32,099)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2018	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$—	$602	$890,913	$(890,311)	—	53	76,056	(76,003)
Small/Mid Cap Equity Fund	—	—	370,528	(370,528)	—	—	34,573	(34,573)
International Equity Fund	—	—	128,294	(128,294)	—	—	9,602	(9,602)
S&P 500 Index Fund	—	—	2,926,792	(2,926,792)	—	—	141,865	(141,865)
Small Cap Index Fund	—	—	845,183	(845,183)	—	—	47,223	(47,223)
International Index Fund	—	—	251,251	(251,251)	—	—	18,808	(18,808)
Equity and Bond Fund	—	14,123	808,277	(794,154)	—	1,139	64,450	(63,311)
Bond Fund	6,728	18,459	341,473	(316,286)	621	1,691	31,243	(28,931)
Tax Advantaged Bond Fund	—	1,130	13,683	(12,553)	—	97	1,172	(1,075)
Money Market Fund	35,718	1,077	117,801	(81,006)	35,718	1,077	117,801	(81,006)
LifePath Retirement Fund	—	15,860	715,459	(699,599)	—	1,186	53,050	(51,864)
LifePath 2020 Fund	9,879	(4)	1,724,813	(1,714,938)	652	—	114,858	(114,206)
LifePath 2030 Fund	—	(4)	1,873,584	(1,873,588)	—	—	112,989	(112,989)
LifePath 2040 Fund	—	(4)	1,909,615	(1,909,619)	—	—	106,259	(106,259)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2018	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$9,738,230	$(48)	$16,129,897	$(6,391,715)	883,695	(5)	1,440,760	(557,070)
Small/Mid Cap Equity Fund	2,288,122	1,936	2,755,086	(465,028)	184,763	157	222,975	(38,055)
International Equity Fund	2,022,113	88	918,122	1,104,079	149,113	7	67,608	81,512
S&P 500 Index Fund	20,850,170	207	15,902,254	4,948,123	1,023,631	10	784,357	239,284
Small Cap Index Fund	4,492,920	322	5,756,023	(1,262,781)	240,421	18	310,295	(69,856)
International Index Fund	3,029,965	497	2,628,217	402,245	226,489	38	197,247	29,280
Equity and Bond Fund	2,177,418	205,193	2,965,172	(582,561)	176,212	16,737	239,365	(46,416)
Bond Fund	6,158,734	1,552,014	7,634,830	75,918	561,241	142,456	697,651	6,046
Money Market Fund	30,024,837	421,623	28,283,323	2,163,137	30,024,836	421,623	28,283,323	2,163,136
LifePath Retirement Fund	5,173,444	747,457	6,810,476	(889,575)	386,652	56,241	509,072	(66,179)
LifePath 2020 Fund	9,414,910	3,444	14,809,306	(5,390,952)	629,762	230	988,683	(358,691)
LifePath 2030 Fund	12,659,278	9	12,600,586	58,701	766,137	1	762,893	3,245
LifePath 2040 Fund	20,026,463	(254)	21,060,494	(1,034,285)	1,119,371	(14)	1,176,257	(56,900)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2018	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$318,242	$—	$596,179	$(277,937)	29,038	—	53,626	(24,588)
Small/Mid Cap Equity Fund	228,902	—	712,621	(483,719)	20,074	—	62,690	(42,616)
International Equity Fund	279,551	—	404,619	(125,068)	21,030	—	30,690	(9,660)
S&P 500 Index Fund	1,184,579	—	1,886,771	(702,192)	58,673	—	92,932	(34,259)
Small Cap Index Fund	242,108	—	563,349	(321,241)	13,080	—	30,826	(17,746)
International Index Fund	265,237	—	357,633	(92,396)	19,987	—	27,344	(7,357)
Equity and Bond Fund	219,190	9,106	1,053,685	(825,389)	18,135	755	85,531	(66,641)
Bond Fund	218,198	29,031	603,462	(356,233)	19,825	2,662	55,245	(32,758)
Money Market Fund	1,028,119	19,950	1,508,914	(460,845)	1,028,120	19,950	1,508,914	(460,844)
LifePath Retirement Fund	395,751	34,249	1,575,577	(1,145,577)	30,153	2,628	119,753	(86,972)
LifePath 2020 Fund	1,717,282	—	4,084,722	(2,367,440)	115,824	—	274,547	(158,723)
LifePath 2030 Fund	2,873,365	—	4,869,011	(1,995,646)	176,216	—	300,314	(124,098)
LifePath 2040 Fund	2,264,970	—	4,311,860	(2,046,890)	128,349	—	243,187	(114,838)
LifePath 2050 Fund	1,339,344	—	3,870,230	(2,530,886)	107,703	—	310,911	(203,208)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2018	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,185,559	$—	$2,811,593	$(1,626,034)	106,292	—	251,682	(145,390)
Small/Mid Cap Equity Fund	720,472	—	1,620,988	(900,516)	61,830	—	137,746	(75,916)
International Equity Fund	1,221,680	—	966,246	255,434	91,051	—	72,818	18,233
S&P 500 Index Fund	3,311,819	—	5,370,887	(2,059,068)	164,486	—	264,493	(100,007)
Small Cap Index Fund	1,011,484	—	1,288,051	(276,567)	54,001	—	69,323	(15,322)
International Index Fund	729,581	—	1,361,979	(632,398)	55,244	—	102,863	(47,619)
Equity and Bond Fund	1,303,191	33,704	1,555,949	(219,054)	105,782	2,790	126,663	(18,091)
Bond Fund	2,435,004	107,448	2,724,665	(182,213)	221,508	9,866	248,994	(17,620)
Money Market Fund	3,228,114	67,408	5,160,599	(1,865,077)	3,228,114	67,408	5,160,599	(1,865,077)
LifePath Retirement Fund	2,073,738	142,437	7,934,623	(5,718,448)	154,377	10,682	589,308	(424,249)
LifePath 2020 Fund	4,849,697	—	11,254,414	(6,404,717)	326,695	—	758,934	(432,239)
LifePath 2030 Fund	5,921,328	—	16,849,060	(10,927,732)	362,471	—	1,022,924	(660,453)
LifePath 2040 Fund	7,455,791	—	11,476,596	(4,020,805)	417,571	—	644,561	(226,990)
LifePath 2050 Fund	3,295,838	—	6,547,018	(3,251,180)	264,502	—	524,887	(260,385)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2018	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$65,393	$—	$8,744	$56,649	5,896	—	779	5,117
Small/Mid Cap Equity Fund	93,869	—	42,070	51,799	7,625	—	3,586	4,039
International Equity Fund	65,848	—	21,677	44,171	4,827	—	1,603	3,224
S&P 500 Index Fund	468,877	—	264,487	204,390	23,004	—	13,038	9,966
Small Cap Index Fund	82,327	—	8,646	73,681	4,361	—	466	3,895
International Index Fund	58,135	—	12,821	45,314	4,383	—	955	3,428
Equity and Bond Fund	41,457	3,323	5,092	39,688	3,398	275	421	3,252
Bond Fund	48,659	9,224	69,387	(11,504)	4,452	846	6,420	(1,122)
Money Market Fund	153,073	9,523	113,728	48,868	153,073	9,523	113,728	48,868
LifePath Retirement Fund	82,342	12,833	36,005	59,170	6,170	967	2,665	4,472
LifePath 2020 Fund	248,650	—	142,581	106,069	16,751	—	9,497	7,254
LifePath 2030 Fund	391,590	—	137,112	254,478	23,654	—	8,290	15,364
LifePath 2040 Fund	707,237	—	438,453	268,784	39,069	—	24,164	14,905

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the six months ended June 30, 2018.

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Legacy Class B	Class A Share Amounts from Legacy Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2
Equity Fund	$250,906	22,526	$675,137	60,624	$1,598,396	141,969
Small/Mid Cap Equity Fund	229,213	18,702	284,426	23,486	450,926	37,151
International Equity Fund	124,955	9,288	102,569	7,602	106,383	7,987
S&P 500 Index Fund	967,648	47,717	2,270,173	111,990	957,718	47,218
Small Cap Index Fund	255,103	13,627	647,037	34,761	230,794	12,411
International Index Fund	150,126	11,293	211,920	15,931	293,423	21,365
Equity and Bond Fund	104,055	8,416	546,303	44,113	627,494	50,319
Bond Fund	351,940	32,229	220,144	20,161	137,111	12,568
Tax Advantaged Bond Fund	246,744	21,185	11,074	950	—	—
Money Market Fund	52,297	52,297	48,216	48,216	1,411,571	1,411,571
LifePath Retirement Fund	626,035	47,788	495,995	37,894	1,737,819	133,020
LifePath 2020 Fund	1,972,472	132,168	1,296,473	86,788	3,055,749	206,020
LifePath 2030 Fund	2,581,629	156,676	1,371,949	83,252	2,916,267	178,419
LifePath 2040 Fund	2,354,854	132,425	1,438,758	80,804	3,060,408	173,371
LifePath 2050 Fund	—	—	—	—	780,169	62,995

Fund	Premier Dollar Amounts from Class A	Premier Share Amounts from Class A	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from C lass R-1
Equity Fund	$5,294,925	443,142	$141,017	12,493
Small/Mid Cap Equity Fund	2,981,611	246,356	252,038	21,542
International Equity Fund	1,137,962	80,665	215,769	16,259
S&P 500 Index Fund	22,447,446	1,069,979	840,012	41,440
Small Cap Index Fund	6,694,070	353,698	163,765	8,718
International Index Fund	2,518,782	181,973	200,671	15,427
Equity and Bond Fund	3,908,061	307,145	781,814	63,093
Bond Fund	2,945,522	266,900	263,849	24,288
Tax Advantaged Bond Fund	2,355,991	201,356	—	—
Money Market Fund	4,789,683	4,789,683	7,872	7,872
LifePath Retirement Fund	6,385,250	471,183	925,940	68,566
LifePath 2020 Fund	16,060,739	1,065,041	2,292,448	154,111
LifePath 2030 Fund	23,087,203	1,367,477	1,438,597	88,160
LifePath 2040 Fund	22,077,256	1,200,641	2,104,591	117,353
LifePath 2050 Fund	4,678,887	364,051	1,400,567	112,274

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Year ended December 31, 2017:

	Class A Dollar Amounts				Class A Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$12,287,380	$10,242,868	$29,756,861	$(7,226,613)	1,209,616	958,214	2,867,012	(699,182)
Small/Mid Cap Equity Fund	10,537,994	10,052,071	17,593,079	2,996,986	853,291	843,293	1,404,460	292,124
International Equity Fund	3,610,196	736,513	7,194,585	(2,847,876)	300,819	56,874	602,269	(244,576)
S&P 500 Index Fund	57,515,438	13,720,233	108,424,311	(37,188,640)	3,173,351	693,023	5,907,664	(2,041,290)
Small Cap Index Fund	13,164,216	9,716,349	32,818,511	(9,937,946)	754,121	535,935	1,845,865	(555,809)
International Index Fund	6,996,378	1,706,647	16,438,162	(7,735,137)	582,247	129,895	1,349,498	(637,356)
Equity and Bond Fund	13,779,655	6,004,394	27,297,289	(7,513,240)	1,172,506	494,460	2,302,508	(635,542)
Bond Fund	15,240,480	5,074,334	43,025,779	(22,710,965)	1,356,661	451,028	3,826,512	(2,018,823)
Tax Advantaged Bond Fund	5,267,031	2,297,678	23,021,697	(15,456,988)	445,466	194,212	1,948,523	(1,308,845)
Money Market Fund	56,807,756	385,188	77,925,823	(20,732,879)	56,807,754	385,187	77,925,823	(20,732,882)
LifePath Retirement Fund	25,968,448	6,978,105	84,583,642	(51,637,089)	2,050,634	539,042	6,652,502	(4,062,826)
LifePath 2020 Fund	66,145,515	21,125,692	169,762,751	(82,491,544)	4,560,179	1,412,253	11,652,996	(5,680,564)
LifePath 2030 Fund	98,018,547	24,759,555	199,664,946	(76,886,844)	6,286,880	1,507,882	12,729,578	(4,934,816)
LifePath 2040 Fund	88,015,418	19,617,048	153,666,360	(46,033,894)	5,325,956	1,109,784	9,215,754	(2,780,014)
LifePath 2050 Fund	44,804,864	5,733,548	56,122,047	(5,583,635)	3,912,486	463,101	4,844,185	(468,598)

	Class B Dollar Amounts				Class B Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$33,525	$153,910	$806,677	$(619,242)	3,202	14,533	78,898	(61,163)
Small/Mid Cap Equity Fund	4,904	213,223	615,004	(396,877)	434	19,688	53,778	(33,656)
International Equity Fund	—	14,233	206,500	(192,267)	—	1,129	18,225	(17,096)
S&P 500 Index Fund	93,100	190,980	2,457,824	(2,173,744)	5,178	9,563	133,671	(118,930)
Small Cap Index Fund	14,175	129,075	584,282	(441,032)	856	7,326	34,198	(26,016)
International Index Fund	3,000	26,157	413,776	(384,619)	227	1,988	34,335	(32,120)
Equity and Bond Fund	5,173	123,340	472,907	(344,394)	464	10,130	40,184	(29,590)
Bond Fund	12,698	106,031	1,030,448	(911,719)	1,142	9,430	91,687	(81,115)
Tax Advantaged Bond Fund	—	52,649	466,795	(414,146)	—	4,449	39,429	(34,980)
Money Market Fund	251,270	691	374,265	(122,304)	251,272	691	374,265	(122,302)
LifePath Retirement Fund	7,148	108,360	2,153,177	(2,037,669)	572	8,294	168,024	(159,158)
LifePath 2020 Fund	14,537	427,726	5,872,652	(5,430,389)	1,037	28,726	405,142	(375,379)
LifePath 2030 Fund	78,035	601,038	7,291,439	(6,612,366)	5,218	36,716	465,839	(423,905)
LifePath 2040 Fund	17,322	572,517	7,670,188	(7,080,349)	1,078	32,474	465,334	(431,782)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Premier Shares Dollar Amounts				Premier Shares Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$19,620,841	$11,218,140	$19,887,420	$10,951,561	1,805,299	998,869	1,861,466	942,702
Small/Mid Cap Equity Fund	10,715,017	11,348,207	13,162,709	8,900,515	872,124	976,610	1,083,722	765,012
International Equity Fund	5,766,070	992,927	4,678,074	2,080,923	479,791	75,854	393,614	162,031
S&P 500 Index Fund	91,214,563	16,874,211	101,100,303	6,988,471	4,973,700	847,094	5,494,448	326,346
Small Cap Index Fund	23,232,703	10,316,745	21,703,955	11,845,493	1,322,475	574,741	1,247,237	649,979
International Index Fund	13,255,426	2,397,017	14,154,347	1,498,096	1,095,015	182,830	1,172,804	105,041
Equity and Bond Fund	20,879,526	7,120,594	28,751,007	(750,887)	1,740,555	578,829	2,397,712	(78,328)
Bond Fund	26,680,742	9,486,882	68,383,621	(32,215,997)	2,373,908	842,700	6,078,717	(2,862,109)
Tax Advantaged Bond Fund	26,519,167	8,599,292	79,364,820	(44,246,361)	2,249,840	727,642	6,723,767	(3,746,285)
Money Market Fund	94,354,715	588,032	125,273,444	(30,330,697)	94,354,715	588,032	125,273,444	(30,330,697)
LifePath Retirement Fund	49,142,373	13,852,330	107,625,758	(44,631,055)	3,788,647	1,045,821	8,286,651	(3,452,183)
LifePath 2020 Fund	98,978,098	27,478,737	141,198,071	(14,741,236)	6,847,047	1,846,692	9,740,238	(1,046,499)
LifePath 2030 Fund	120,403,559	23,613,470	105,777,226	38,239,803	7,698,255	1,438,095	6,738,095	2,398,255
LifePath 2040 Fund	77,008,519	10,795,770	43,256,479	44,547,810	4,597,276	607,906	2,589,350	2,615,832
LifePath 2050 Fund	21,650,941	2,150,090	12,650,793	11,150,238	1,876,282	176,522	1,092,580	960,224

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$7,233	$273,597	$2,216,863	$(1,936,033)	669	24,385	209,875	(184,821)
Small/Mid Cap Equity Fund	26,236	231,442	1,105,589	(847,911)	2,367	22,021	99,932	(75,544)
International Equity Fund	750	12,457	273,363	(260,156)	66	971	24,095	(23,058)
S&P 500 Index Fund	54,142	293,138	7,242,525	(6,895,245)	3,035	14,533	391,675	(374,107)
Small Cap Index Fund	67,183	225,438	2,252,107	(1,959,486)	4,096	12,897	133,248	(116,255)
International Index Fund	14,627	28,924	613,478	(569,927)	1,281	2,191	50,791	(47,319)
Equity and Bond Fund	—	167,139	1,559,473	(1,392,334)	—	13,571	130,908	(117,337)
Bond Fund	11,971	50,027	873,127	(811,129)	1,066	4,440	77,584	(72,078)
Tax Advantaged Bond Fund	—	2,764	40,397	(37,633)	—	234	3,413	(3,179)
Money Market Fund	187,129	696	280,896	(93,071)	187,130	696	280,895	(93,069)
LifePath Retirement Fund	12,388	52,052	1,260,865	(1,196,425)	965	3,895	96,501	(91,641)
LifePath 2020 Fund	200	201,891	4,239,123	(4,037,032)	13	13,415	291,331	(277,903)
LifePath 2030 Fund	30,461	191,861	4,260,695	(4,038,373)	1,966	11,600	271,476	(257,910)
LifePath 2040 Fund	10,946	173,545	4,362,594	(4,178,103)	673	9,706	261,819	(251,440)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$8,094,430	$5,334,238	$31,450,818	$(18,022,150)	793,366	496,209	3,064,650	(1,775,075)
Small/Mid Cap Equity Fund	5,074,811	5,576,977	8,055,427	2,596,361	396,764	452,677	628,779	220,662
International Equity Fund	2,838,065	492,084	2,298,749	1,031,400	236,175	37,564	192,769	80,970
S&P 500 Index Fund	36,402,098	6,105,352	31,472,634	11,034,816	1,996,018	305,406	1,717,596	583,828
Small Cap Index Fund	11,111,112	6,021,905	12,130,075	5,002,942	626,156	329,246	681,335	274,067
International Index Fund	6,729,980	1,198,584	5,341,351	2,587,213	547,688	91,067	438,268	200,487
Equity and Bond Fund	4,066,240	1,952,610	5,037,139	981,711	342,277	160,420	432,734	69,963
Bond Fund	37,880,442	3,310,740	23,469,346	17,721,836	3,369,598	294,425	2,084,337	1,579,686
Money Market Fund	47,775,736	315,795	57,436,131	(9,344,600)	47,775,737	315,795	57,436,131	(9,344,599)
LifePath Retirement Fund	12,448,526	2,058,161	16,806,315	(2,299,628)	955,688	155,456	1,283,653	(172,509)
LifePath 2020 Fund	18,408,248	5,736,682	27,848,941	(3,704,011)	1,265,310	382,446	1,903,882	(256,126)
LifePath 2030 Fund	27,995,971	7,086,704	25,006,719	10,075,956	1,778,616	428,717	1,593,407	613,926
LifePath 2040 Fund	40,080,706	8,433,400	35,999,039	12,515,067	2,407,259	472,483	2,151,391	728,351

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$665,668	$187,395	$1,379,509	$(526,446)	66,137	17,514	132,134	(48,483)
Small/Mid Cap Equity Fund	451,888	304,558	642,530	113,916	38,613	27,339	55,032	10,920
International Equity Fund	338,931	27,847	608,414	(241,636)	29,039	2,170	54,207	(22,998)
S&P 500 Index Fund	2,553,344	226,711	3,955,028	(1,174,973)	140,289	11,398	216,534	(64,847)
Small Cap Index Fund	782,914	159,316	1,231,767	(289,537)	43,977	8,812	70,286	(17,497)
International Index Fund	384,212	41,849	617,701	(191,640)	31,460	3,180	50,590	(15,950)
Equity and Bond Fund	436,171	127,460	480,051	83,580	37,735	10,637	41,460	6,912
Bond Fund	778,397	71,026	1,036,589	(187,166)	69,187	6,312	92,102	(16,603)
Money Market Fund	1,480,340	10,383	1,964,326	(473,603)	1,480,340	10,383	1,964,326	(473,603)
LifePath Retirement Fund	936,984	112,317	2,551,420	(1,502,119)	73,552	8,635	198,046	(115,859)
LifePath 2020 Fund	3,642,062	412,733	8,651,677	(4,596,882)	252,493	27,719	596,875	(316,663)
LifePath 2030 Fund	5,875,112	722,851	12,074,315	(5,476,352)	379,915	44,292	775,657	(351,450)
LifePath 2040 Fund	5,851,859	537,499	8,852,931	(2,463,573)	354,675	30,540	534,901	(149,686)
LifePath 2050 Fund	3,182,081	174,006	3,519,860	(163,773)	277,542	14,033	305,479	(13,904)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,495,105	$1,126,438	$3,391,673	$229,870	244,012	105,670	335,973	13,709
Small/Mid Cap Equity Fund	1,625,122	1,138,992	3,584,464	(820,350)	135,835	98,699	300,431	(65,897)
International Equity Fund	917,079	109,677	942,767	83,989	77,617	8,482	78,666	7,433
S&P 500 Index Fund	6,733,896	669,459	8,305,384	(902,029)	370,100	33,845	458,233	(54,288)
Small Cap Index Fund	2,119,571	519,092	2,987,922	(349,259)	121,152	28,632	172,169	(22,385)
International Index Fund	1,447,597	173,053	1,888,086	(267,436)	119,523	13,200	157,512	(24,789)
Equity and Bond Fund	1,514,523	338,914	1,573,633	279,804	129,982	28,219	135,271	22,930
Bond Fund	1,985,496	224,058	2,163,013	46,541	176,569	19,938	192,562	3,945
Money Market Fund	3,996,787	42,154	6,433,479	(2,394,538)	3,996,786	42,154	6,433,479	(2,394,539)
LifePath Retirement Fund	3,600,823	466,256	5,726,843	(1,659,764)	274,150	35,047	439,751	(130,554)
LifePath 2020 Fund	12,314,414	1,553,410	18,274,999	(4,407,175)	851,961	104,396	1,260,596	(304,239)
LifePath 2030 Fund	16,763,128	1,829,564	17,301,679	1,291,013	1,073,409	111,763	1,101,857	83,315
LifePath 2040 Fund	13,675,798	1,337,639	16,074,770	(1,061,333)	825,070	75,744	968,280	(67,466)
LifePath 2050 Fund	6,629,353	336,949	7,245,508	(279,206)	575,486	27,130	625,799	(23,183)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2017	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$602,900	$155,736	$327,543	$431,093	53,748	14,474	32,129	36,093
Small/Mid Cap Equity Fund	289,916	150,715	767,292	(326,661)	23,186	12,405	57,175	(21,584)
International Equity Fund	550,415	30,073	51,978	528,510	42,029	2,299	4,188	40,140
S&P 500 Index Fund	917,487	112,787	473,744	556,530	50,437	5,656	24,517	31,576
Small Cap Index Fund	659,526	70,029	774,824	(45,269)	38,587	3,825	40,671	1,741
International Index Fund	565,895	33,946	122,410	477,431	42,931	2,578	10,169	35,340
Equity and Bond Fund	62,001	31,034	74,958	18,077	5,289	2,581	6,499	1,371
Bond Fund	130,205	18,993	95,195	54,003	11,576	1,688	8,528	4,736
Money Market Fund	194,826	6,075	89,026	111,875	194,827	6,075	89,026	111,876
LifePath Retirement Fund	201,060	33,849	371,246	(136,337)	15,504	2,560	28,407	(10,343)
LifePath 2020 Fund	276,443	83,206	866,464	(506,815)	18,936	5,562	60,977	(36,479)
LifePath 2030 Fund	776,534	121,889	677,721	220,702	49,688	7,369	44,219	12,838
LifePath 2040 Fund	1,209,356	163,277	1,038,541	334,092	71,676	9,046	60,588	20,134

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following reflects the conversion of shares between classes (reflected as Sales and Redemptions) for the year ended December 31, 2017.

Fund	Class A Dollar Amounts from Class B	Class A Share Amounts from Class B	Class A Dollar Amounts from Premier	Class A Share Amounts from Premier	Class A Dollar Amounts from Legacy Class B	Class A Share Amounts from Legacy Class B	Class A Dollar Amounts from Class R-2	Class A Share Amounts from Class R-2
Equity Fund	$542,435	52,634	$—	—	$1,452,254	143,447	$1,393,355	135,175
Small/Mid Cap Equity Fund	324,343	26,036	—	—	738,667	59,532	1,646,047	133,955
International Equity Fund	115,357	9,780	—	—	181,048	15,677	255,530	20,529
S&P 500 Index Fund	1,591,132	86,658	—	—	5,695,363	312,884	1,677,583	91,055
Small Cap Index Fund	381,963	21,630	154	11	1,802,654	102,854	582,864	33,253
International Index Fund	264,238	21,841	—	—	471,874	39,278	334,531	26,833
Equity and Bond Fund	206,208	17,589	—	—	1,158,657	98,448	600,397	50,953
Bond Fund	580,209	51,549	—	—	530,935	47,190	250,292	22,132
Tax Advantaged Bond Fund	104,629	8,822	—	—	30,076	2,538	—	—
Money Market Fund	30,537	30,537	(500)	(500)	106,287	106,287	969,079	969,079
LifePath Retirement Fund	1,296,189	101,572	—	—	891,614	70,194	132,511	10,285
LifePath 2020 Fund	3,486,181	238,747	(3,918)	(284)	3,079,879	212,608	4,195,969	289,780
LifePath 2030 Fund	4,762,790	302,181	—	—	3,234,936	207,180	2,630,024	166,021
LifePath 2040 Fund	5,082,075	307,265	—	—	3,400,783	206,260	2,474,136	147,089
LifePath 2050 Fund	—	—	—	—	—	—	1,407,141	119,752

Fund	Premier Dollar Amounts from Class A	Premier Share Amounts from Class A	Class R-2 Dollar Amounts from Class R-1	Class R-2 Share Amounts from Class R-1
Equity Fund	$12,800,130	1,166,544	$1,017,184	97,724
Small/Mid Cap Equity Fund	6,746,828	544,470	394,886	33,402
International Equity Fund	3,384,933	277,250	207,715	17,614
S&P 500 Index Fund	48,562,892	2,623,933	2,006,696	110,679
Small Cap Index Fund	13,333,174	750,750	760,753	43,388
International Index Fund	7,324,666	598,338	345,794	28,771
Equity and Bond Fund	11,877,394	980,859	295,430	25,358
Bond Fund	12,717,849	1,130,666	531,523	47,191
Tax Advantaged Bond Fund	7,525,140	639,240	—	—
Money Market Fund	11,360,640	11,360,640	181,487	181,487
LifePath Retirement Fund	25,748,926	1,977,899	1,288,672	97,221
LifePath 2020 Fund	58,167,720	4,000,933	5,441,220	374,309
LifePath 2030 Fund	83,824,656	5,327,897	7,409,267	474,623
LifePath 2040 Fund	58,146,774	3,447,777	4,497,784	271,065
LifePath 2050 Fund	15,239,381	1,310,494	1,826,452	157,958

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath is a registered trademark of BlackRock Institutional Trust Company, N.A.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund’s share classes for the past five years, or if the performance information is not available for these periods, since the share class’ inception. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (b)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (f)	$10.66	$0.04	$0.38	$0.42	$—	$—	$—
Year ended 12/31/2017	9.28	0.07	2.15	2.22	(0.08)	(0.76)	(0.84)
Year ended 12/31/2016	9.17	0.05	0.67	0.72	(0.04)	(0.57)	(0.61)
Year ended 12/31/2015	9.73	0.05	0.03	0.08	(0.06)	(0.58)	(0.64)
Year ended 12/31/2014	8.62	0.05	1.25	1.30	(0.06)	(0.13)	(0.19)
Year ended 12/31/2013	6.53	0.04	2.09	2.13	(0.04)	—	(0.04)
Class B Shares
Six months ended 06/30/2018 (f)	10.56	0.04	0.38	0.42	—	—	—
Year ended 12/31/2017	9.19	0.05	2.13	2.18	(0.05)	(0.76)	(0.81)
Year ended 12/31/2016	9.12	(0.02)	0.66	0.64	—	(0.57)	(0.57)
Year ended 12/31/2015	9.68	(0.01)	0.03	0.02	—	(0.58)	(0.58)
Year ended 12/31/2014	8.59	(0.02)	1.24	1.22	—	(0.13)	(0.13)
Year ended 12/31/2013	6.53	(0.02)	2.08	2.06	—	—	—
Premier Shares
Six months ended 06/30/2018 (f)	11.20	0.05	0.40	0.45	—	—	—
Year ended 12/31/2017	9.72	0.09	2.24	2.33	(0.09)	(0.76)	(0.85)
Year ended 12/31/2016	9.58	0.06	0.70	0.76	(0.05)	(0.57)	(0.62)
Year ended 12/31/2015	10.12	0.06	0.03	0.09	(0.05)	(0.58)	(0.63)
Year ended 12/31/2014	8.96	0.05	1.29	1.34	(0.05)	(0.13)	(0.18)
Year ended 12/31/2013	6.79	0.04	2.17	2.21	(0.04)	—	(0.04)
Legacy Class B Shares
Six months ended 06/30/2018 (f)	11.19	0.04	0.41	0.45	—	—	—
Year ended 12/31/2017	9.70	0.06	2.24	2.30	(0.05)	(0.76)	(0.81)
Year ended 12/31/2016	9.56	0.01	0.70	0.71	—	(0.57)	(0.57)
Year ended 12/31/2015	10.10	0.02	0.02	0.04	—	(0.58)	(0.58)
Year ended 12/31/2014	8.93	0.01	1.29	1.30	—	(0.13)	(0.13)
Year ended 12/31/2013	6.77	0.01	2.15	2.16	—	—	—
Institutional Shares
Six months ended 06/30/2018 (f)	10.72	0.04	0.39	0.43	—	—	—
Year ended 12/31/2017	9.33	0.08	2.15	2.23	(0.08)	(0.76)	(0.84)
Year ended 12/31/2016	9.22	0.07	0.68	0.75	(0.07)	(0.57)	(0.64)
Year ended 12/31/2015	9.77	0.08	0.03	0.11	(0.08)	(0.58)	(0.66)
Year ended 12/31/2014	8.65	0.07	1.25	1.32	(0.07)	(0.13)	(0.20)
Year ended 12/31/2013	6.56	0.06	2.09	2.15	(0.06)	—	(0.06)
Class R-1 Shares
Six months ended 06/30/2018 (f)	10.67	0.04	0.38	0.42	—	—	—
Year ended 12/31/2017	9.28	0.06	2.14	2.20	(0.05)	(0.76)	(0.81)
Year ended 12/31/2016	9.18	0.02	0.67	0.69	(0.02)	(0.57)	(0.59)
Year ended 12/31/2015	9.73	0.02	0.04	0.06	(0.03)	(0.58)	(0.61)
Year ended 12/31/2014	8.63	0.02	1.23	1.25	(0.02)	(0.13)	(0.15)
Year ended 12/31/2013	6.53	0.01	2.09	2.10	—	—	—
Class R-2 Shares
Six months ended 06/30/2018 (f)	10.63	0.04	0.38	0.42	—	—	—
Year ended 12/31/2017	9.26	0.06	2.14	2.20	(0.07)	(0.76)	(0.83)
Year ended 12/31/2016	9.16	0.04	0.66	0.70	(0.03)	(0.57)	(0.60)
Year ended 12/31/2015	9.71	0.04	0.03	0.07	(0.04)	(0.58)	(0.62)
Year ended 12/31/2014	8.60	0.04	1.24	1.28	(0.04)	(0.13)	(0.17)
Year ended 12/31/2013	6.52	0.03	2.08	2.11	(0.03)	—	(0.03)
Class R-3 Shares
Six months ended 06/30/2018 (f)	10.73	0.04	0.38	0.42	—	—	—
Year ended 12/31/2017	9.34	0.07	2.16	2.23	(0.08)	(0.76)	(0.84)
Year ended 12/31/2016	9.24	0.07	0.67	0.74	(0.07)	(0.57)	(0.64)
Year ended 12/31/2015	9.77	0.08	0.03	0.11	(0.06)	(0.58)	(0.64)
Year ended 12/31/2014	8.65	0.06	1.26	1.32	(0.07)	(0.13)	(0.20)
Year ended 12/31/2013	6.56	0.05	2.08	2.13	(0.04)	—	(0.04)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income distribution represents less than $0.01 per share for Legacy Class B shares in 2014.

(c)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Unaudited.

136	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate (d)

$11.08	3.94%	$140.4	0.89%	0.72%	1.14%	0.47%	43%
10.66	23.88	140.5	0.95	0.70	1.15	0.50	53
9.28	7.81	128.8	1.15	0.52	1.15	0.52	57
9.17	0.74	136.9	1.15	0.54	1.15	0.54	52
9.73	14.95	116.4	1.16	0.52	1.16	0.52	51
8.62	32.63	83.3	1.17	0.48	1.17	0.48	69

10.98	3.98	1.9	0.89	0.72	1.84	(0.23)	43
10.56	23.72	2.2	1.14	0.51	1.85	(0.20)	53
9.19	6.94	2.4	1.85	(0.17)	1.85	(0.17)	57
9.12	0.17	2.8	1.85	(0.14)	1.85	(0.14)	52
9.68	14.13	3.2	1.86	(0.17)	1.86	(0.17)	51
8.59	31.55	2.8	1.86	(0.21)	1.86	(0.21)	69

11.65	4.02	165.6	0.79	0.82	1.04	0.57	43
11.20	23.96	161.8	0.85	0.80	1.05	0.60	53
9.72	7.87	131.3	1.08	0.58	1.08	0.58	57
9.58	0.84	112.7	1.15	0.56	1.15	0.56	52
10.12	14.88	114.5	1.16	0.53	1.16	0.53	51
8.96	32.50	102.1	1.17	0.47	1.17	0.47	69

11.64	4.02	3.3	0.89	0.72	1.54	0.07	43
11.19	23.74	4.0	1.08	0.58	1.55	0.11	53
9.70	7.35	5.3	1.55	0.13	1.55	0.13	57
9.56	0.36	6.6	1.55	0.18	1.55	0.18	52
10.10	14.53	8.9	1.56	0.14	1.56	0.14	51
8.93	31.91	10.0	1.57	0.07	1.57	0.07	69

11.15	4.01	310.3	0.89	0.72	0.89	0.72	43
10.72	23.94	304.4	0.89	0.76	0.90	0.75	53
9.33	8.04	281.5	0.90	0.77	0.90	0.77	57
9.22	1.06	246.1	0.90	0.80	0.90	0.80	52
9.77	15.24	235.2	0.91	0.78	0.91	0.78	51
8.65	32.74	205.4	0.92	0.72	0.92	0.72	69

11.09	3.94	2.5	0.96	0.65	1.46	0.15	43
10.67	23.77	2.6	1.09	0.57	1.47	0.19	53
9.28	7.40	2.7	1.47	0.20	1.47	0.20	57
9.18	0.54	2.4	1.47	0.23	1.47	0.23	52
9.73	14.45	2.3	1.48	0.21	1.48	0.21	51
8.63	32.16	2.1	1.48	0.16	1.48	0.16	69

11.05	3.95	14.5	0.96	0.65	1.26	0.35	43
10.63	23.75	15.5	1.04	0.62	1.27	0.39	53
9.26	7.57	13.4	1.27	0.40	1.27	0.40	57
9.16	0.70	14.8	1.27	0.43	1.27	0.43	52
9.71	14.85	14.2	1.28	0.40	1.28	0.40	51
8.60	32.35	11.2	1.29	0.36	1.29	0.36	69

11.15	3.91	2.3	0.96	0.65	0.96	0.65	43
10.73	23.92	2.1	0.96	0.68	0.97	0.67	53
9.34	7.88	1.5	0.97	0.70	0.97	0.70	57
9.24	1.10	1.5	0.97	0.75	0.97	0.75	52
9.77	15.15	2.3	0.98	0.71	0.98	0.71	51
8.65	32.55	2.2	0.98	0.65	0.98	0.65	69

See accompanying notes to financial statements.	137

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (g)	$11.86	$0.05	$0.84	$0.89	$—	$—	$—
Year ended 12/31/2017	12.03	0.05	1.36	1.41	(0.04)	(1.54)	(1.58)
Year ended 12/31/2016	10.79	(0.01)	1.35	1.34	—	(0.10)	(0.10)
Year ended 12/31/2015	11.81	0.02	(0.59)	(0.57)	(0.01)	(0.44)	(0.45)
Year ended 12/31/2014	12.71	(0.03)	0.57	0.54	—	(1.44)	(1.44)
Year ended 12/31/2013	10.49	(0.05)	3.62	3.57	(0.03)	(1.32)	(1.35)
Class B Shares
Six months ended 06/30/2018 (g)	10.78	0.05	0.75	0.80	—	—	—
Year ended 12/31/2017	11.07	0.02	1.26	1.28	(0.03)	(1.54)	(1.57)
Year ended 12/31/2016	10.00	(0.08)	1.25	1.17	—	(0.10)	(0.10)
Year ended 12/31/2015	11.04	(0.06)	(0.54)	(0.60)	—	(0.44)	(0.44)
Year ended 12/31/2014	12.04	(0.10)	0.54	0.44	—	(1.44)	(1.44)
Year ended 12/31/2013	10.02	(0.11)	3.45	3.34	—	(1.32)	(1.32)
Premier Shares
Six months ended 06/30/2018 (g)	11.56	0.06	0.81	0.87	—	—	—
Year ended 12/31/2017	11.77	0.06	1.33	1.39	(0.06)	(1.54)	(1.60)
Year ended 12/31/2016	10.55	—	1.32	1.32	—	(0.10)	(0.10)
Year ended 12/31/2015	11.55	0.02	(0.57)	(0.55)	(0.01)	(0.44)	(0.45)
Year ended 12/31/2014	12.46	(0.03)	0.56	0.53	—	(1.44)	(1.44)
Year ended 12/31/2013	10.31	(0.05)	3.55	3.50	(0.03)	(1.32)	(1.35)
Legacy Class B Shares
Six months ended 06/30/2018 (g)	10.45	0.05	0.74	0.79	—	—	—
Year ended 12/31/2017	10.78	0.03	1.22	1.25	(0.04)	(1.54)	(1.58)
Year ended 12/31/2016	9.71	(0.05)	1.22	1.17	—	(0.10)	(0.10)
Year ended 12/31/2015	10.70	(0.03)	(0.52)	(0.55)	—	(0.44)	(0.44)
Year ended 12/31/2014	11.69	(0.08)	0.53	0.45	—	(1.44)	(1.44)
Year ended 12/31/2013	9.75	(0.09)	3.35	3.26	—	(1.32)	(1.32)
Institutional Shares
Six months ended 06/30/2018 (g)	12.26	0.05	0.87	0.92	—	—	—
Year ended 12/31/2017	12.39	0.06	1.40	1.46	(0.05)	(1.54)	(1.59)
Year ended 12/31/2016	11.08	0.02	1.40	1.42	(0.01)	(0.10)	(0.11)
Year ended 12/31/2015	12.11	0.05	(0.60)	(0.55)	(0.04)	(0.44)	(0.48)
Year ended 12/31/2014	12.96	—	0.59	0.59	—	(1.44)	(1.44)
Year ended 12/31/2013	10.68	(0.02)	3.68	3.66	(0.06)	(1.32)	(1.38)
Class R-1 Shares
Six months ended 06/30/2018 (g)	11.09	0.04	0.79	0.83	—	—	—
Year ended 12/31/2017	11.35	0.03	1.28	1.31	(0.03)	(1.54)	(1.57)
Year ended 12/31/2016	10.21	(0.04)	1.28	1.24	—	(0.10)	(0.10)
Year ended 12/31/2015	11.22	(0.02)	(0.55)	(0.57)	—	(0.44)	(0.44)
Year ended 12/31/2014	12.18	(0.07)	0.55	0.48	—	(1.44)	(1.44)
Year ended 12/31/2013	10.11	(0.09)	3.48	3.39	—	(1.32)	(1.32)
Class R-2 Shares
Six months ended 06/30/2018 (g)	11.48	0.05	0.81	0.86	—	—	—
Year ended 12/31/2017	11.69	0.03	1.33	1.36	(0.03)	(1.54)	(1.57)
Year ended 12/31/2016	10.50	(0.02)	1.31	1.29	—	(0.10)	(0.10)
Year ended 12/31/2015	11.50	—	(0.56)	(0.56)	—	(0.44)	(0.44)
Year ended 12/31/2014	12.43	(0.05)	0.56	0.51	—	(1.44)	(1.44)
Year ended 12/31/2013	10.29	(0.06)	3.54	3.48	(0.02)	(1.32)	(1.34)
Class R-3 Shares
Six months ended 06/30/2018 (g)	12.09	0.05	0.85	0.90	—	—	—
Year ended 12/31/2017	12.24	0.04	1.39	1.43	(0.04)	(1.54)	(1.58)
Year ended 12/31/2016	10.95	0.01	1.38	1.39	—	(0.10)	(0.10)
Year ended 12/31/2015	11.97	0.04	(0.59)	(0.55)	(0.03)	(0.44)	(0.47)
Year ended 12/31/2014	12.84	(0.01)	0.58	0.57	—	(1.44)	(1.44)
Year ended 12/31/2013	10.59	(0.03)	3.65	3.62	(0.05)	(1.32)	(1.37)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Premier shares in 2016, Class R-2 shares in 2015 and Institutional shares in 2014.

(c)	Net investment income distribution represents less than $0.01 per share for Class R-3 shares in 2016 and Class R-2 shares in 2015.

(d)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	Unaudited.

138	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate (e)

$12.75	7.50%	$97.3	0.84%	0.86%	1.38%	0.32%	15%
11.86	11.66	95.9	1.00	0.37	1.39	(0.02)	92
12.03	12.41	93.8	1.39	(0.08)	1.39	(0.08)	104
10.79	(4.82)	93.2	1.39	0.14	1.39	0.14	120
11.81	4.13	90.7	1.40	(0.26)	1.40	(0.26)	102
12.71	34.04	80.2	1.40	(0.41)	1.40	(0.41)	116

11.58	7.42	11.7	0.84	0.87	2.08	(0.37)	15
10.78	11.45	11.2	1.17	0.20	2.09	(0.72)	92
11.07	11.69	11.8	2.09	(0.78)	2.09	(0.78)	104
10.00	(5.46)	11.2	2.09	(0.55)	2.09	(0.55)	120
11.04	3.54	12.8	1.98	(0.84)	1.98	(0.84)	102
12.04	33.33	13.6	1.90	(0.91)	1.90	(0.91)	116

12.43	7.53	123.0	0.74	0.97	1.28	0.43	15
11.56	11.70	115.9	0.90	0.47	1.29	0.08	92
11.77	12.51	108.9	1.32	(0.02)	1.32	(0.02)	104
10.55	(4.77)	90.8	1.39	0.14	1.39	0.14	120
11.55	4.13	98.1	1.39	(0.26)	1.39	(0.26)	102
12.46	33.92	98.1	1.40	(0.42)	1.40	(0.42)	116

11.24	7.56	9.1	0.84	0.86	1.78	(0.08)	15
10.45	11.45	8.8	1.11	0.26	1.79	(0.42)	92
10.78	12.04	9.9	1.79	(0.48)	1.79	(0.48)	104
9.71	(5.17)	10.0	1.79	(0.25)	1.79	(0.25)	120
10.70	3.73	12.0	1.79	(0.66)	1.79	(0.66)	102
11.69	33.42	14.2	1.80	(0.82)	1.80	(0.82)	116

13.18	7.50	55.1	0.84	0.87	1.13	0.58	15
12.26	11.71	51.8	0.94	0.43	1.14	0.23	92
12.39	12.81	49.6	1.14	0.17	1.14	0.17	104
11.08	(4.56)	44.7	1.14	0.39	1.14	0.39	120
12.11	4.44	46.8	1.14	(0.01)	1.14	(0.01)	102
12.96	34.25	45.1	1.15	(0.16)	1.15	(0.16)	116

11.92	7.48	3.5	0.91	0.77	1.70	(0.02)	15
11.09	11.46	3.7	1.13	0.24	1.71	(0.34)	92
11.35	12.14	3.7	1.71	(0.40)	1.71	(0.40)	104
10.21	(5.11)	3.4	1.71	(0.18)	1.71	(0.18)	120
11.22	3.83	3.3	1.71	(0.58)	1.71	(0.58)	102
12.18	33.53	3.7	1.72	(0.74)	1.72	(0.74)	116

12.34	7.49	10.7	0.91	0.78	1.50	0.19	15
11.48	11.54	10.8	1.09	0.27	1.51	(0.15)	92
11.69	12.28	11.8	1.51	(0.20)	1.51	(0.20)	104
10.50	(4.88)	11.7	1.51	0.03	1.51	0.03	120
11.50	3.98	11.9	1.52	(0.38)	1.52	(0.38)	102
12.43	33.78	10.5	1.52	(0.52)	1.52	(0.52)	116

12.99	7.44	2.9	0.91	0.81	1.20	0.52	15
12.09	11.57	2.7	1.01	0.35	1.21	0.15	92
12.24	12.71	3.0	1.21	0.10	1.21	0.10	104
10.95	(4.60)	2.7	1.21	0.32	1.21	0.32	120
11.97	4.33	2.8	1.21	(0.08)	1.21	(0.08)	102
12.84	34.19	2.8	1.22	(0.23)	1.22	(0.23)	116

See accompanying notes to financial statements.	139

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (h)	$13.00	$0.08	$0.11	$0.19	$—	$—	$—
Year ended 12/31/2017	9.97	0.03	3.32	3.35	(0.05)	(0.27)	(0.32)
Year ended 12/31/2016	10.55	0.02	(0.60)	(0.58)	—	—	—
Year ended 12/31/2015	10.63	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)
Year ended 12/31/2014	11.42	0.03	(0.75)	(0.72)	(0.07)	—	(0.07)
Year ended 12/31/2013	9.82	0.06	1.66	1.72	(0.12)	—	(0.12)
Class B Shares
Six months ended 06/30/2018 (h)	12.66	0.08	0.10	0.18	—	—	—
Year ended 12/31/2017	9.72	0.01	3.24	3.25	(0.04)	(0.27)	(0.31)
Year ended 12/31/2016	10.35	(0.06)	(0.57)	(0.63)	—	—	—
Year ended 12/31/2015	10.48	(0.06)	(0.07)	(0.13)	—	—	—
Year ended 12/31/2014	11.27	(0.04)	(0.75)	(0.79)	—	—	—
Year ended 12/31/2013	9.69	0.02	1.64	1.66	(0.08)	—	(0.08)
Premier Shares
Six months ended 06/30/2018 (h)	13.14	0.08	0.12	0.20	—	—	—
Year ended 12/31/2017	10.08	0.04	3.36	3.40	(0.07)	(0.27)	(0.34)
Year ended 12/31/2016	10.65	0.02	(0.59)	(0.57)	—	—	—
Year ended 12/31/2015	10.72	0.01	(0.06)	(0.05)	(0.02)	—	(0.02)
Year ended 12/31/2014	11.53	0.03	(0.77)	(0.74)	(0.07)	—	(0.07)
Year ended 12/31/2013	9.91	0.06	1.68	1.74	(0.12)	—	(0.12)
Legacy Class B Shares
Six months ended 06/30/2018 (h)	12.88	0.08	0.10	0.18	—	—	—
Year ended 12/31/2017	9.88	0.02	3.29	3.31	(0.04)	(0.27)	(0.31)
Year ended 12/31/2016	10.49	(0.03)	(0.58)	(0.61)	—	—	—
Year ended 12/31/2015	10.59	(0.03)	(0.07)	(0.10)	—	—	—
Year ended 12/31/2014	11.38	(0.02)	(0.75)	(0.77)	(0.02)	—	(0.02)
Year ended 12/31/2013	9.79	0.02	1.64	1.66	(0.07)	—	(0.07)
Institutional Shares
Six months ended 06/30/2018 (h)	13.15	0.08	0.11	0.19	—	—	—
Year ended 12/31/2017	10.08	0.04	3.36	3.40	(0.06)	(0.27)	(0.33)
Year ended 12/31/2016	10.64	0.04	(0.59)	(0.55)	(0.01)	—	(0.01)
Year ended 12/31/2015	10.72	0.04	(0.07)	(0.03)	(0.05)	—	(0.05)
Year ended 12/31/2014	11.53	0.06	(0.77)	(0.71)	(0.10)	—	(0.10)
Year ended 12/31/2013	9.91	0.09	1.67	1.76	(0.14)	—	(0.14)
Class R-1 Shares
Six months ended 06/30/2018 (h)	12.88	0.07	0.11	0.18	—	—	—
Year ended 12/31/2017	9.88	0.01	3.30	3.31	(0.04)	(0.27)	(0.31)
Year ended 12/31/2016	10.48	(0.02)	(0.58)	(0.60)	—	—	—
Year ended 12/31/2015	10.57	(0.03)	(0.06)	(0.09)	—	—	—
Year ended 12/31/2014	11.36	—	(0.76)	(0.76)	(0.03)	—	(0.03)
Year ended 12/31/2013	9.77	0.03	1.64	1.67	(0.08)	—	(0.08)
Class R-2 Shares
Six months ended 06/30/2018 (h)	12.97	0.07	0.12	0.19	—	—	—
Year ended 12/31/2017	9.95	0.02	3.31	3.33	(0.04)	(0.27)	(0.31)
Year ended 12/31/2016	10.54	—	(0.59)	(0.59)	—	—	—
Year ended 12/31/2015	10.61	—	(0.06)	(0.06)	(0.01)	—	(0.01)
Year ended 12/31/2014	11.41	0.01	(0.75)	(0.74)	(0.06)	—	(0.06)
Year ended 12/31/2013	9.81	0.04	1.67	1.71	(0.11)	—	(0.11)
Class R-3 Shares
Six months ended 06/30/2018 (h)	13.13	0.07	0.12	0.19	—	—	—
Year ended 12/31/2017	10.07	0.03	3.36	3.39	(0.06)	(0.27)	(0.33)
Year ended 12/31/2016	10.64	0.03	(0.60)	(0.57)	—	—	—
Year ended 12/31/2015	10.71	0.03	(0.06)	(0.03)	(0.04)	—	(0.04)
Year ended 12/31/2014	11.52	0.05	(0.77)	(0.72)	(0.09)	—	(0.09)
Year ended 12/31/2013	9.90	0.08	1.68	1.76	(0.14)	—	(0.14)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class R-2 shares in 2016 and 2015 and Class R-1 shares in 2014.

(c)	Net investment income distribution represents less than $0.01 per share for Class R-3 shares in 2016 and Class B shares in 2014.

(d)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios include the effect of expense reduction changes.

(g)	Net investment income (loss) represents less than 0.005% per share for Class R-2 shares in 2016.

(h)	Unaudited.

140	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e) (g)	Portfolio turnover rate (e)

$13.19	1.46%	$39.9	1.21%	1.16%	1.46%	0.91%	29%
13.00	33.67	41.1	1.29	0.25	1.49	0.05	45
9.97	(5.50)	34.0	1.50	0.19	1.53	0.16	103
10.55	(0.53)	44.6	1.50	0.08	1.52	0.06	124
10.63	(6.29)	41.3	1.50	0.24	1.54	0.20	96
11.42	17.53	41.0	1.50	0.56	1.53	0.53	77

12.84	1.42	11.3	1.21	1.17	2.16	0.22	29
12.66	33.46	11.3	1.44	0.09	2.19	(0.66)	45
9.72	(6.09)	8.8	2.20	(0.57)	2.22	(0.59)	103
10.35	(1.24)	9.6	2.20	(0.60)	2.22	(0.62)	124
10.48	(6.97)	9.9	2.11	(0.35)	2.15	(0.39)	96
11.27	17.16	10.8	1.85	0.24	1.88	0.21	77

13.34	1.52	64.3	1.11	1.27	1.36	1.02	29
13.14	33.74	63.8	1.19	0.35	1.39	0.15	45
10.08	(5.35)	47.3	1.44	0.15	1.45	0.14	103
10.65	(0.47)	44.8	1.50	0.11	1.52	0.09	124
10.72	(6.43)	46.9	1.50	0.26	1.54	0.22	96
11.53	17.53	51.2	1.50	0.59	1.53	0.56	77

13.06	1.40	11.3	1.21	1.17	1.86	0.52	29
12.88	33.59	11.3	1.38	0.16	1.89	(0.35)	45
9.88	(5.82)	8.9	1.90	(0.27)	1.92	(0.29)	103
10.49	(0.94)	9.7	1.90	(0.30)	1.92	(0.32)	124
10.59	(6.73)	10.1	1.90	(0.14)	1.94	(0.18)	96
11.38	16.99	11.5	1.90	0.20	1.93	0.17	77

13.34	1.44	25.8	1.21	1.19	1.21	1.19	29
13.15	33.79	24.4	1.23	0.30	1.24	0.29	45
10.08	(5.19)	17.9	1.25	0.39	1.27	0.37	103
10.64	(0.29)	19.5	1.25	0.35	1.27	0.33	124
10.72	(6.19)	19.1	1.25	0.50	1.29	0.46	96
11.53	17.81	20.3	1.25	0.83	1.28	0.80	77

13.06	1.40	2.6	1.28	1.08	1.78	0.58	29
12.88	33.53	2.7	1.42	0.11	1.81	(0.28)	45
9.88	(5.73)	2.3	1.82	(0.18)	1.84	(0.20)	103
10.48	(0.85)	2.5	1.82	(0.24)	1.84	(0.26)	124
10.57	(6.71)	2.4	1.82	(0.04)	1.86	(0.08)	96
11.36	17.14	2.9	1.82	0.27	1.85	0.24	77

13.16	1.46	6.5	1.28	1.11	1.58	0.81	29
12.97	33.56	6.2	1.37	0.17	1.61	(0.07)	45
9.95	(5.60)	4.7	1.62	0.03	1.65	0.00	103
10.54	(0.59)	5.8	1.62	(0.01)	1.64	(0.03)	124
10.61	(6.48)	6.2	1.62	0.10	1.66	0.06	96
11.41	17.40	5.8	1.62	0.40	1.65	0.37	77

13.32	1.45	2.9	1.28	1.11	1.28	1.11	29
13.13	33.70	2.8	1.30	0.23	1.31	0.22	45
10.07	(5.34)	1.8	1.32	0.30	1.34	0.28	103
10.64	(0.29)	1.9	1.32	0.29	1.34	0.27	124
10.71	(6.25)	2.1	1.32	0.43	1.36	0.39	96
11.52	17.74	2.2	1.32	0.76	1.35	0.73	77

See accompanying notes to financial statements.	141

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (e)	$19.76	$0.15	$0.34	$0.49	$—	$—	$—
Year ended 12/31/2017	16.71	0.29	3.26	3.55	(0.30)	(0.20)	(0.50)
Year ended 12/31/2016	15.37	0.24	1.49	1.73	(0.25)	(0.14)	(0.39)
Year ended 12/31/2015	15.52	0.21	(0.11)	0.10	(0.21)	(0.04)	(0.25)
Year ended 12/31/2014	13.91	0.18	1.61	1.79	(0.18)	—	(0.18)
Year ended 12/31/2013	10.72	0.16	3.20	3.36	(0.17)	—	(0.17)
Class B Shares
Six months ended 06/30/2018 (e)	19.93	0.15	0.34	0.49	—	—	—
Year ended 12/31/2017	16.84	0.26	3.28	3.54	(0.25)	(0.20)	(0.45)
Year ended 12/31/2016	15.48	0.12	1.50	1.62	(0.12)	(0.14)	(0.26)
Year ended 12/31/2015	15.60	0.09	(0.10)	(0.01)	(0.07)	(0.04)	(0.11)
Year ended 12/31/2014	13.98	0.08	1.60	1.68	(0.06)	—	(0.06)
Year ended 12/31/2013	10.76	0.07	3.20	3.27	(0.05)	—	(0.05)
Premier Shares
Six months ended 06/30/2018 (e)	19.88	0.16	0.34	0.50	—	—	—
Year ended 12/31/2017	16.80	0.31	3.29	3.60	(0.32)	(0.20)	(0.52)
Year ended 12/31/2016	15.46	0.25	1.50	1.75	(0.27)	(0.14)	(0.41)
Year ended 12/31/2015	15.60	0.21	(0.11)	0.10	(0.20)	(0.04)	(0.24)
Year ended 12/31/2014	13.98	0.18	1.61	1.79	(0.17)	—	(0.17)
Year ended 12/31/2013	10.76	0.16	3.22	3.38	(0.16)	—	(0.16)
Legacy Class B Shares
Six months ended 06/30/2018 (e)	20.13	0.16	0.34	0.50	—	—	—
Year ended 12/31/2017	16.99	0.27	3.33	3.60	(0.26)	(0.20)	(0.46)
Year ended 12/31/2016	15.61	0.17	1.51	1.68	(0.16)	(0.14)	(0.30)
Year ended 12/31/2015	15.73	0.14	(0.10)	0.04	(0.12)	(0.04)	(0.16)
Year ended 12/31/2014	14.08	0.12	1.62	1.74	(0.09)	—	(0.09)
Year ended 12/31/2013	10.82	0.11	3.24	3.35	(0.09)	—	(0.09)
Institutional Shares
Six months ended 06/30/2018 (e)	19.95	0.15	0.34	0.49	—	—	—
Year ended 12/31/2017	16.86	0.31	3.29	3.60	(0.31)	(0.20)	(0.51)
Year ended 12/31/2016	15.51	0.28	1.50	1.78	(0.29)	(0.14)	(0.43)
Year ended 12/31/2015	15.65	0.25	(0.11)	0.14	(0.24)	(0.04)	(0.28)
Year ended 12/31/2014	14.02	0.22	1.62	1.84	(0.21)	—	(0.21)
Year ended 12/31/2013	10.79	0.20	3.22	3.42	(0.19)	—	(0.19)
Class R-1 Shares
Six months ended 06/30/2018 (e)	19.85	0.15	0.33	0.48	—	—	—
Year ended 12/31/2017	16.77	0.27	3.28	3.55	(0.27)	(0.20)	(0.47)
Year ended 12/31/2016	15.44	0.19	1.48	1.67	(0.20)	(0.14)	(0.34)
Year ended 12/31/2015	15.59	0.15	(0.10)	0.05	(0.16)	(0.04)	(0.20)
Year ended 12/31/2014	13.97	0.13	1.61	1.74	(0.12)	—	(0.12)
Year ended 12/31/2013	10.75	0.12	3.21	3.33	(0.11)	—	(0.11)
Class R-2 Shares
Six months ended 06/30/2018 (e)	19.74	0.14	0.34	0.48	—	—	—
Year ended 12/31/2017	16.69	0.28	3.25	3.53	(0.28)	(0.20)	(0.48)
Year ended 12/31/2016	15.35	0.22	1.49	1.71	(0.23)	(0.14)	(0.37)
Year ended 12/31/2015	15.50	0.19	(0.11)	0.08	(0.19)	(0.04)	(0.23)
Year ended 12/31/2014	13.89	0.16	1.60	1.76	(0.15)	—	(0.15)
Year ended 12/31/2013	10.70	0.15	3.19	3.34	(0.15)	—	(0.15)
Class R-3 Shares
Six months ended 06/30/2018 (e)	19.91	0.15	0.33	0.48	—	—	—
Year ended 12/31/2017	16.82	0.29	3.30	3.59	(0.30)	(0.20)	(0.50)
Year ended 12/31/2016	15.48	0.27	1.50	1.77	(0.29)	(0.14)	(0.43)
Year ended 12/31/2015	15.62	0.23	(0.10)	0.13	(0.23)	(0.04)	(0.27)
Year ended 12/31/2014	14.00	0.20	1.61	1.81	(0.19)	—	(0.19)
Year ended 12/31/2013	10.78	0.19	3.22	3.41	(0.19)	—	(0.19)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	Unaudited.

142	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$20.25	2.48%	$540.4	0.39%	1.54%	0.64%	1.29%	5%
19.76	21.21	557.2	0.45	1.58	0.65	1.38	3
16.71	11.21	505.1	0.68	1.49	0.68	1.49	3
15.37	0.64	491.5	0.73	1.31	0.73	1.31	3
15.52	12.84	382.7	0.74	1.25	0.74	1.25	2
13.91	31.46	273.3	0.75	1.30	0.75	1.30	3

20.42	2.46	7.5	0.39	1.54	1.34	0.59	5
19.93	21.02	8.7	0.64	1.40	1.35	0.69	3
16.84	10.42	9.3	1.38	0.79	1.38	0.79	3
15.48	(0.06)	10.6	1.43	0.60	1.43	0.60	3
15.60	12.04	12.6	1.44	0.54	1.44	0.54	2
13.98	30.41	13.0	1.44	0.59	1.44	0.59	3

20.38	2.52	681.6	0.29	1.64	0.54	1.39	5
19.88	21.39	680.8	0.35	1.69	0.55	1.49	3
16.80	11.25	569.8	0.61	1.55	0.61	1.55	3
15.46	0.64	439.8	0.73	1.31	0.73	1.31	3
15.60	12.79	446.6	0.74	1.25	0.74	1.25	2
13.98	31.42	406.0	0.75	1.30	0.75	1.30	3

20.63	2.48	10.7	0.39	1.54	1.04	0.89	5
20.13	21.15	13.3	0.58	1.46	1.05	0.99	3
16.99	10.73	17.6	1.08	1.09	1.08	1.09	3
15.61	0.22	22.1	1.13	0.90	1.13	0.90	3
15.73	12.35	29.9	1.14	0.85	1.14	0.85	2
14.08	30.97	37.0	1.14	0.91	1.14	0.91	3

20.44	2.46	257.1	0.39	1.54	0.39	1.54	5
19.95	21.34	246.2	0.39	1.65	0.40	1.64	3
16.86	11.45	198.2	0.43	1.73	0.43	1.73	3
15.51	0.90	166.3	0.48	1.56	0.48	1.56	3
15.65	13.10	148.6	0.49	1.50	0.49	1.50	2
14.02	31.73	117.4	0.50	1.55	0.50	1.55	3

20.33	2.42	9.5	0.46	1.47	0.96	0.97	5
19.85	21.14	9.9	0.59	1.45	0.97	1.07	3
16.77	10.78	9.5	1.00	1.16	1.00	1.16	3
15.44	0.31	7.9	1.05	0.99	1.05	0.99	3
15.59	12.45	6.9	1.06	0.93	1.06	0.93	2
13.97	31.01	8.1	1.07	0.99	1.07	0.99	3

20.22	2.43	26.9	0.46	1.46	0.76	1.16	5
19.74	21.15	28.2	0.53	1.50	0.77	1.26	3
16.69	11.09	24.8	0.80	1.37	0.80	1.37	3
15.35	0.51	23.0	0.85	1.19	0.85	1.19	3
15.50	12.69	20.2	0.86	1.13	0.86	1.13	2
13.89	31.22	19.4	0.86	1.19	0.86	1.19	3

20.39	2.41	5.0	0.46	1.47	0.46	1.47	5
19.91	21.31	4.7	0.46	1.58	0.47	1.57	3
16.82	11.36	3.4	0.49	1.66	0.49	1.66	3
15.48	0.83	2.3	0.55	1.49	0.55	1.49	3
15.62	12.95	2.1	0.56	1.42	0.56	1.42	2
14.00	31.61	3.5	0.57	1.49	0.57	1.49	3

See accompanying notes to financial statements.	143

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (f)	$18.04	$0.08	$1.25	$1.33	$—	$—	$—
Year ended 12/31/2017	16.82	0.14	2.24	2.38	(0.14)	(1.02)	(1.16)
Year ended 12/31/2016	14.52	0.10	2.87	2.97	(0.11)	(0.56)	(0.67)
Year ended 12/31/2015	16.23	0.06	(0.90)	(0.84)	(0.07)	(0.80)	(0.87)
Year ended 12/31/2014	16.54	0.05	0.61	0.66	(0.05)	(0.92)	(0.97)
Year ended 12/31/2013	12.65	0.03	4.72	4.75	(0.06)	(0.80)	(0.86)
Class B Shares
Six months ended 06/30/2018 (f)	17.53	0.08	1.21	1.29	—	—	—
Year ended 12/31/2017	16.37	0.11	2.19	2.30	(0.12)	(1.02)	(1.14)
Year ended 12/31/2016	14.16	0.02	2.77	2.79	(0.02)	(0.56)	(0.58)
Year ended 12/31/2015	15.88	(0.04)	(0.88)	(0.92)	—	(0.80)	(0.80)
Year ended 12/31/2014	16.25	(0.04)	0.59	0.55	—	(0.92)	(0.92)
Year ended 12/31/2013	12.46	(0.05)	4.64	4.59	—	(0.80)	(0.80)
Premier Shares
Six months ended 06/30/2018 (f)	17.86	0.09	1.24	1.33	—	—	—
Year ended 12/31/2017	16.66	0.16	2.22	2.38	(0.16)	(1.02)	(1.18)
Year ended 12/31/2016	14.38	0.11	2.84	2.95	(0.11)	(0.56)	(0.67)
Year ended 12/31/2015	16.08	0.06	(0.90)	(0.84)	(0.06)	(0.80)	(0.86)
Year ended 12/31/2014	16.39	0.05	0.61	0.66	(0.05)	(0.92)	(0.97)
Year ended 12/31/2013	12.53	0.03	4.68	4.71	(0.05)	(0.80)	(0.85)
Legacy Class B Shares
Six months ended 06/30/2018 (f)	17.39	0.08	1.21	1.29	—	—	—
Year ended 12/31/2017	16.25	0.12	2.16	2.28	(0.12)	(1.02)	(1.14)
Year ended 12/31/2016	14.05	0.04	2.76	2.80	(0.04)	(0.56)	(0.60)
Year ended 12/31/2015	15.73	—	(0.88)	(0.88)	—	(0.80)	(0.80)
Year ended 12/31/2014	16.08	(0.01)	0.58	0.57	—	(0.92)	(0.92)
Year ended 12/31/2013	12.31	(0.03)	4.60	4.57	—	(0.80)	(0.80)
Institutional Shares
Six months ended 06/30/2018 (f)	18.19	0.08	1.27	1.35	—	—	—
Year ended 12/31/2017	16.95	0.15	2.26	2.41	(0.15)	(1.02)	(1.17)
Year ended 12/31/2016	14.62	0.14	2.89	3.03	(0.14)	(0.56)	(0.70)
Year ended 12/31/2015	16.34	0.10	(0.92)	(0.82)	(0.10)	(0.80)	(0.90)
Year ended 12/31/2014	16.64	0.09	0.62	0.71	(0.09)	(0.92)	(1.01)
Year ended 12/31/2013	12.71	0.07	4.75	4.82	(0.09)	(0.80)	(0.89)
Class R-1 Shares
Six months ended 06/30/2018 (f)	17.99	0.08	1.24	1.32	—	—	—
Year ended 12/31/2017	16.77	0.12	2.23	2.35	(0.11)	(1.02)	(1.13)
Year ended 12/31/2016	14.49	0.06	2.84	2.90	(0.06)	(0.56)	(0.62)
Year ended 12/31/2015	16.19	0.01	(0.90)	(0.89)	(0.01)	(0.80)	(0.81)
Year ended 12/31/2014	16.51	—	0.60	0.60	—	(0.92)	(0.92)
Year ended 12/31/2013	12.63	(0.01)	4.70	4.69	(0.01)	(0.80)	(0.81)
Class R-2 Shares
Six months ended 06/30/2018 (f)	18.04	0.08	1.25	1.33	—	—	—
Year ended 12/31/2017	16.82	0.12	2.24	2.36	(0.12)	(1.02)	(1.14)
Year ended 12/31/2016	14.52	0.09	2.85	2.94	(0.08)	(0.56)	(0.64)
Year ended 12/31/2015	16.22	0.04	(0.89)	(0.85)	(0.05)	(0.80)	(0.85)
Year ended 12/31/2014	16.53	0.03	0.61	0.64	(0.03)	(0.92)	(0.95)
Year ended 12/31/2013	12.64	0.01	4.72	4.73	(0.04)	(0.80)	(0.84)
Class R-3 Shares
Six months ended 06/30/2018 (f)	18.21	0.08	1.27	1.35	—	—	—
Year ended 12/31/2017	16.96	0.14	2.26	2.40	(0.13)	(1.02)	(1.15)
Year ended 12/31/2016	14.63	0.13	2.89	3.02	(0.13)	(0.56)	(0.69)
Year ended 12/31/2015	16.34	0.09	(0.91)	(0.82)	(0.09)	(0.80)	(0.89)
Year ended 12/31/2014	16.64	0.08	0.62	0.70	(0.08)	(0.92)	(1.00)
Year ended 12/31/2013	12.71	0.06	4.75	4.81	(0.08)	(0.80)	(0.88)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Legacy Class B shares in 2015 and Class R-1 shares in 2014.

(c)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Unaudited.

144	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate (d)

$19.37	7.37%	$174.7	0.48%	0.91%	0.73%	0.66%	27%
18.04	14.09	173.3	0.53	0.79	0.72	0.60	14
16.82	20.36	170.9	0.78	0.68	0.80	0.66	19
14.52	(5.31)	112.7	0.93	0.38	0.93	0.38	15
16.23	3.99	105.3	0.93	0.31	0.94	0.30	16
16.54	37.57	87.0	0.94	0.23	0.96	0.21	14

18.82	7.36	14.4	0.48	0.91	1.28	0.11	27
17.53	14.00	13.8	0.66	0.66	1.27	0.05	14
16.37	19.65	13.3	1.34	0.15	1.36	0.13	19
14.16	(5.89)	12.0	1.59	(0.27)	1.59	(0.27)	15
15.88	3.36	14.0	1.50	(0.25)	1.50	(0.25)	16
16.25	36.84	14.4	1.49	(0.33)	1.51	(0.35)	14

19.19	7.45	219.7	0.38	1.01	0.63	0.76	27
17.86	14.24	204.5	0.43	0.89	0.62	0.70	14
16.66	20.44	180.0	0.74	0.77	0.75	0.76	19
14.38	(5.33)	181.9	0.93	0.39	0.93	0.39	15
16.08	3.99	199.7	0.93	0.31	0.94	0.30	16
16.39	37.63	200.6	0.94	0.21	0.96	0.19	14

18.68	7.42	25.5	0.48	0.92	1.13	0.27	27
17.39	14.01	24.6	0.63	0.69	1.12	0.20	14
16.25	19.88	24.8	1.19	0.30	1.21	0.28	19
14.05	(5.70)	23.4	1.33	0.00	1.33	0.00	15
15.73	3.52	28.6	1.33	(0.08)	1.34	(0.09)	16
16.08	37.14	32.9	1.34	(0.19)	1.36	(0.21)	14

19.54	7.42	110.3	0.48	0.91	0.48	0.91	27
18.19	14.18	104.0	0.47	0.85	0.47	0.85	14
16.95	20.65	92.2	0.54	0.95	0.56	0.93	19
14.62	(5.12)	79.6	0.68	0.63	0.68	0.63	15
16.34	4.24	82.4	0.68	0.56	0.69	0.55	16

16.64	37.96	78.7	0.69	0.47	0.71	0.45	14
19.31	7.34	4.1	0.55	0.85	1.05	0.35	27
17.99	14.00	4.2	0.67	0.66	1.04	0.29	14
16.77	19.93	4.2	1.11	0.37	1.13	0.35	19
14.49	(5.59)	3.3	1.25	0.08	1.25	0.08	15
16.19	3.61	3.7	1.25	(0.01)	1.26	(0.02)	16
16.51	37.25	4.2	1.26	(0.10)	1.28	(0.12)	14

19.37	7.37	10.7	0.55	0.84	0.85	0.54	27
18.04	14.02	10.2	0.61	0.71	0.84	0.48	14
16.82	20.19	9.9	0.91	0.57	0.93	0.55	19
14.52	(5.42)	9.0	1.05	0.27	1.05	0.27	15
16.22	3.89	9.0	1.05	0.18	1.06	0.17	16
16.53	37.44	8.9	1.06	0.10	1.08	0.08	14

19.56	7.41	3.0	0.55	0.87	0.55	0.87	27
18.21	14.10	2.7	0.54	0.77	0.54	0.77	14
16.96	20.56	2.5	0.61	0.88	0.63	0.86	19
14.63	(5.12)	2.3	0.75	0.57	0.75	0.57	15
16.34	4.15	2.4	0.75	0.49	0.76	0.48	16
16.64	37.86	2.5	0.76	0.40	0.78	0.38	14

See accompanying notes to financial statements.	145

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (e)	$13.17	$0.23	$(0.62)	$(0.39)	$—	$—	$—
Year ended 12/31/2017	10.79	0.28	2.42	2.70	(0.32)	—	(0.32)
Year ended 12/31/2016	11.03	0.25	(0.23)	0.02	(0.26)	—	(0.26)
Year ended 12/31/2015	11.40	0.20	(0.38)	(0.18)	(0.19)	—	(0.19)
Year ended 12/31/2014	12.49	0.30	(1.10)	(0.80)	(0.29)	—	(0.29)
Year ended 12/31/2013	10.55	0.21	1.95	2.16	(0.22)	—	(0.22)
Class B Shares
Six months ended 06/30/2018 (e)	13.19	0.23	(0.62)	(0.39)	—	—	—
Year ended 12/31/2017	10.81	0.26	2.42	2.68	(0.30)	—	(0.30)
Year ended 12/31/2016	11.06	0.17	(0.23)	(0.06)	(0.19)	—	(0.19)
Year ended 12/31/2015	11.42	0.13	(0.39)	(0.26)	(0.10)	—	(0.10)
Year ended 12/31/2014	12.50	0.24	(1.10)	(0.86)	(0.22)	—	(0.22)
Year ended 12/31/2013	10.57	0.15	1.93	2.08	(0.15)	—	(0.15)
Premier Shares
Six months ended 06/30/2018 (e)	13.14	0.24	(0.62)	(0.38)	—	—	—
Year ended 12/31/2017	10.77	0.29	2.41	2.70	(0.33)	—	(0.33)
Year ended 12/31/2016	11.02	0.24	(0.21)	0.03	(0.28)	—	(0.28)
Year ended 12/31/2015	11.39	0.21	(0.39)	(0.18)	(0.19)	—	(0.19)
Year ended 12/31/2014	12.47	0.31	(1.10)	(0.79)	(0.29)	—	(0.29)
Year ended 12/31/2013	10.53	0.21	1.94	2.15	(0.21)	—	(0.21)
Legacy Class B Shares
Six months ended 06/30/2018 (e)	13.23	0.23	(0.62)	(0.39)	—	—	—
Year ended 12/31/2017	10.84	0.27	2.43	2.70	(0.31)	—	(0.31)
Year ended 12/31/2016	11.09	0.20	(0.23)	(0.03)	(0.22)	—	(0.22)
Year ended 12/31/2015	11.45	0.16	(0.38)	(0.22)	(0.14)	—	(0.14)
Year ended 12/31/2014	12.53	0.27	(1.12)	(0.85)	(0.23)	—	(0.23)
Year ended 12/31/2013	10.58	0.17	1.94	2.11	(0.16)	—	(0.16)
Institutional Shares
Six months ended 06/30/2018 (e)	13.19	0.23	(0.62)	(0.39)	—	—	—
Year ended 12/31/2017	10.81	0.29	2.42	2.71	(0.33)	—	(0.33)
Year ended 12/31/2016	11.05	0.27	(0.21)	0.06	(0.30)	—	(0.30)
Year ended 12/31/2015	11.42	0.24	(0.39)	(0.15)	(0.22)	—	(0.22)
Year ended 12/31/2014	12.51	0.34	(1.11)	(0.77)	(0.32)	—	(0.32)
Year ended 12/31/2013	10.57	0.24	1.94	2.18	(0.24)	—	(0.24)
Class R-1 Shares
Six months ended 06/30/2018 (e)	13.19	0.22	(0.61)	(0.39)	—	—	—
Year ended 12/31/2017	10.81	0.27	2.41	2.68	(0.30)	—	(0.30)
Year ended 12/31/2016	11.05	0.21	(0.22)	(0.01)	(0.23)	—	(0.23)
Year ended 12/31/2015	11.42	0.17	(0.39)	(0.22)	(0.15)	—	(0.15)
Year ended 12/31/2014	12.50	0.28	(1.12)	(0.84)	(0.24)	—	(0.24)
Year ended 12/31/2013	10.56	0.18	1.93	2.11	(0.17)	—	(0.17)
Class R-2 Shares
Six months ended 06/30/2018 (e)	13.14	0.22	(0.61)	(0.39)	—	—	—
Year ended 12/31/2017	10.77	0.27	2.41	2.68	(0.31)	—	(0.31)
Year ended 12/31/2016	11.01	0.23	(0.22)	0.01	(0.25)	—	(0.25)
Year ended 12/31/2015	11.38	0.19	(0.38)	(0.19)	(0.18)	—	(0.18)
Year ended 12/31/2014	12.46	0.29	(1.09)	(0.80)	(0.28)	—	(0.28)
Year ended 12/31/2013	10.53	0.19	1.94	2.13	(0.20)	—	(0.20)
Class R-3 Shares
Six months ended 06/30/2018 (e)	13.20	0.23	(0.63)	(0.40)	—	—	—
Year ended 12/31/2017	10.82	0.28	2.42	2.70	(0.32)	—	(0.32)
Year ended 12/31/2016	11.06	0.26	(0.21)	0.05	(0.29)	—	(0.29)
Year ended 12/31/2015	11.44	0.23	(0.40)	(0.17)	(0.21)	—	(0.21)
Year ended 12/31/2014	12.52	0.34	(1.11)	(0.77)	(0.31)	—	(0.31)
Year ended 12/31/2013	10.58	0.23	1.94	2.17	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	Unaudited.

146	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$12.78	(2.96)%	$76.9	0.57%	3.50%	0.82%	3.25%	3%
13.17	24.99	83.1	0.64	2.32	0.83	2.13	4
10.79	0.23	75.0	0.96	2.35	0.98	2.33	6
11.03	(1.67)	89.9	1.18	1.73	1.20	1.71	2
11.40	(6.33)	77.1	1.18	2.44	1.21	2.41	2
12.49	20.44	68.7	1.19	1.81	1.23	1.77	1

12.80	(2.96)	10.8	0.57	3.51	1.52	2.56	3
13.19	24.77	11.3	0.80	2.15	1.53	1.42	4
10.81	(0.52)	9.6	1.65	1.56	1.68	1.53	6
11.06	(2.28)	10.2	1.88	1.07	1.90	1.05	2
11.42	(6.93)	11.1	1.75	1.95	1.77	1.93	2
12.50	19.71	12.3	1.71	1.33	1.75	1.29	1

12.76	(2.89)	117.4	0.47	3.62	0.72	3.37	3
13.14	25.08	123.2	0.54	2.41	0.73	2.22	4
10.77	0.28	99.8	0.88	2.24	0.90	2.22	6
11.02	(1.63)	87.5	1.18	1.76	1.20	1.74	2
11.39	(6.39)	90.4	1.18	2.51	1.21	2.48	2
12.47	20.43	98.4	1.19	1.84	1.23	1.80	1

12.84	(2.95)	13.6	0.57	3.51	1.22	2.86	3
13.23	24.87	14.2	0.73	2.22	1.23	1.72	4
10.84	(0.22)	12.2	1.36	1.86	1.38	1.84	6
11.09	(2.06)	13.1	1.58	1.37	1.60	1.35	2
11.45	(6.71)	14.4	1.58	2.16	1.61	2.13	2
12.53	19.92	17.9	1.59	1.47	1.63	1.43	1

12.80	(2.96)	52.9	0.57	3.53	0.57	3.53	3
13.19	25.04	54.1	0.58	2.36	0.58	2.36	4
10.81	0.52	42.2	0.70	2.52	0.73	2.49	6
11.05	(1.45)	44.5	0.93	2.00	0.95	1.98	2
11.42	(6.11)	42.8	0.93	2.76	0.96	2.73	2
12.51	20.63	44.4	0.94	2.09	0.98	2.05	1

12.80	(2.96)	3.1	0.64	3.41	1.14	2.91	3
13.19	24.80	3.3	0.77	2.18	1.15	1.80	4
10.81	(0.04)	2.9	1.27	1.93	1.29	1.91	6
11.05	(2.05)	3.0	1.50	1.44	1.52	1.42	2
11.42	(6.65)	3.1	1.50	2.28	1.53	2.25	2
12.50	19.97	3.7	1.51	1.54	1.55	1.50	1

12.75	(2.97)	8.2	0.64	3.42	0.94	3.12	3
13.14	24.87	9.0	0.72	2.24	0.95	2.01	4
10.77	0.10	7.7	1.08	2.18	1.10	2.16	6
11.01	(1.72)	8.8	1.30	1.58	1.32	1.56	2
11.38	(6.49)	7.5	1.30	2.31	1.33	2.28	2
12.46	20.23	7.4	1.31	1.69	1.35	1.65	1

12.80	(3.03)	2.8	0.64	3.46	0.64	3.46	3
13.20	24.98	2.9	0.65	2.27	0.65	2.27	4
10.82	0.46	2.0	0.77	2.42	0.79	2.40	6
11.06	(1.53)	2.1	1.00	1.94	1.02	1.92	2
11.44	(6.18)	2.1	1.00	2.69	1.03	2.66	2
12.52	20.53	2.3	1.01	2.00	1.05	1.96	1

See accompanying notes to financial statements.	147

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (f)	$12.14	$0.06	$0.13	$0.19	$(0.06)	$—	$(0.06)
Year ended 12/31/2017	11.07	0.16	1.52	1.68	(0.17)	(0.44)	(0.61)
Year ended 12/31/2016	10.92	0.13	0.52	0.65	(0.13)	(0.37)	(0.50)
Year ended 12/31/2015	11.04	0.15	(0.05)	0.10	(0.14)	(0.08)	(0.22)
Year ended 12/31/2014	10.07	0.14	0.99	1.13	(0.14)	(0.02)	(0.16)
Year ended 12/31/2013	8.67	0.12	1.40	1.52	(0.12)	—	(0.12)
Class B Shares
Six months ended 06/30/2018 (f)	12.16	0.06	0.13	0.19	(0.06)	—	(0.06)
Year ended 12/31/2017	11.08	0.15	1.52	1.67	(0.15)	(0.44)	(0.59)
Year ended 12/31/2016	10.94	0.05	0.51	0.56	(0.05)	(0.37)	(0.42)
Year ended 12/31/2015	11.05	0.06	(0.03)	0.03	(0.06)	(0.08)	(0.14)
Year ended 12/31/2014	10.08	0.07	0.99	1.06	(0.07)	(0.02)	(0.09)
Year ended 12/31/2013	8.69	0.07	1.38	1.45	(0.06)	—	(0.06)
Premier Shares
Six months ended 06/30/2018 (f)	12.30	0.07	0.13	0.20	(0.07)	—	(0.07)
Year ended 12/31/2017	11.19	0.18	1.54	1.72	(0.17)	(0.44)	(0.61)
Year ended 12/31/2016	11.04	0.15	0.51	0.66	(0.14)	(0.37)	(0.51)
Year ended 12/31/2015	11.14	0.14	(0.02)	0.12	(0.14)	(0.08)	(0.22)
Year ended 12/31/2014	10.16	0.14	1.00	1.14	(0.14)	(0.02)	(0.16)
Year ended 12/31/2013	8.75	0.12	1.40	1.52	(0.11)	—	(0.11)
Legacy Class B Shares
Six months ended 06/30/2018 (f)	12.31	0.06	0.13	0.19	(0.06)	—	(0.06)
Year ended 12/31/2017	11.22	0.15	1.54	1.69	(0.16)	(0.44)	(0.60)
Year ended 12/31/2016	11.06	0.09	0.53	0.62	(0.09)	(0.37)	(0.46)
Year ended 12/31/2015	11.17	0.10	(0.04)	0.06	(0.09)	(0.08)	(0.17)
Year ended 12/31/2014	10.19	0.09	1.00	1.09	(0.09)	(0.02)	(0.11)
Year ended 12/31/2013	8.77	0.08	1.41	1.49	(0.07)	—	(0.07)
Institutional Shares
Six months ended 06/30/2018 (f)	12.17	0.06	0.13	0.19	(0.06)	—	(0.06)
Year ended 12/31/2017	11.09	0.17	1.53	1.70	(0.18)	(0.44)	(0.62)
Year ended 12/31/2016	10.94	0.16	0.52	0.68	(0.16)	(0.37)	(0.53)
Year ended 12/31/2015	11.05	0.17	(0.03)	0.14	(0.17)	(0.08)	(0.25)
Year ended 12/31/2014	10.08	0.16	0.99	1.15	(0.16)	(0.02)	(0.18)
Year ended 12/31/2013	8.68	0.14	1.40	1.54	(0.14)	—	(0.14)
Class R-1 Shares
Six months ended 06/30/2018 (f)	11.97	0.06	0.13	0.19	(0.06)	—	(0.06)
Year ended 12/31/2017	10.92	0.15	1.50	1.65	(0.16)	(0.44)	(0.60)
Year ended 12/31/2016	10.79	0.10	0.50	0.60	(0.10)	(0.37)	(0.47)
Year ended 12/31/2015	10.90	0.11	(0.03)	0.08	(0.11)	(0.08)	(0.19)
Year ended 12/31/2014	9.95	0.10	0.97	1.07	(0.10)	(0.02)	(0.12)
Year ended 12/31/2013	8.57	0.08	1.38	1.46	(0.08)	—	(0.08)
Class R-2 Shares
Six months ended 06/30/2018 (f)	12.00	0.06	0.12	0.18	(0.06)	—	(0.06)
Year ended 12/31/2017	10.94	0.15	1.51	1.66	(0.16)	(0.44)	(0.60)
Year ended 12/31/2016	10.80	0.12	0.51	0.63	(0.12)	(0.37)	(0.49)
Year ended 12/31/2015	10.92	0.13	(0.04)	0.09	(0.13)	(0.08)	(0.21)
Year ended 12/31/2014	9.96	0.13	0.98	1.11	(0.13)	(0.02)	(0.15)
Year ended 12/31/2013	8.58	0.11	1.37	1.48	(0.10)	—	(0.10)
Class R-3 Shares
Six months ended 06/30/2018 (f)	12.02	0.06	0.13	0.19	(0.06)	—	(0.06)
Year ended 12/31/2017	10.96	0.16	1.51	1.67	(0.17)	(0.44)	(0.61)
Year ended 12/31/2016	10.82	0.15	0.51	0.66	(0.15)	(0.37)	(0.52)
Year ended 12/31/2015	10.94	0.16	(0.04)	0.12	(0.16)	(0.08)	(0.24)
Year ended 12/31/2014	9.98	0.15	0.98	1.13	(0.15)	(0.02)	(0.17)
Year ended 12/31/2013	8.59	0.13	1.39	1.52	(0.13)	—	(0.13)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Expense ratios relate to the Equity and Bond Fund only and do not reflect acquired fund fees and expenses.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Unaudited.

148	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d) (e)	Net investment income (loss) (c)	Expenses (c) (d)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$12.27	1.59%	$133.1	0.00%	1.05%	0.32%	0.73%	2%
12.14	15.20	136.7	0.06	1.38	0.34	1.10	3
11.07	5.99	131.7	0.25	1.16	0.31	1.10	2
10.92	0.90	147.9	0.25	1.34	0.31	1.28	1
11.04	11.20	113.8	0.25	1.35	0.33	1.27	1
10.07	17.53	82.6	0.25	1.30	0.34	1.21	0

12.29	1.59	14.7	0.00	1.05	1.02	0.03	2
12.16	15.09	14.8	0.23	1.23	1.04	0.42	3
11.08	5.17	13.8	0.95	0.49	1.01	0.43	2
10.94	0.27	14.1	0.95	0.58	1.02	0.51	1
11.05	10.53	14.4	0.87	0.67	0.96	0.58	1
10.08	16.74	12.8	0.79	0.70	0.88	0.61	0

12.43	1.62	165.6	(0.10)	1.15	0.22	0.83	2
12.30	15.40	167.7	(0.04)	1.49	0.34	1.11	3
11.19	5.97	153.5	0.18	1.32	0.31	1.19	2
11.04	1.04	108.6	0.25	1.28	0.32	1.21	1
11.14	11.19	111.2	0.25	1.29	0.33	1.21	1
10.16	17.46	101.9	0.25	1.22	0.34	1.13	0

12.44	1.57	21.7	0.00	1.05	0.72	0.33	2
12.31	15.07	22.3	0.16	1.29	0.74	0.71	3
11.22	5.60	21.6	0.65	0.78	0.71	0.72	2
11.06	0.54	22.7	0.65	0.87	0.72	0.80	1
11.17	10.71	24.8	0.65	0.87	0.73	0.79	1
10.19	17.06	24.8	0.65	0.80	0.74	0.71	0

12.30	1.59	40.4	0.00	1.05	0.07	0.98	2
12.17	15.33	40.5	0.00	1.46	0.09	1.37	3
11.09	6.26	36.2	0.00	1.46	0.06	1.40	2
10.94	1.22	33.3	0.00	1.56	0.07	1.49	1
11.05	11.44	29.3	0.00	1.54	0.08	1.46	1
10.08	17.78	24.5	0.00	1.49	0.09	1.40	0

12.10	1.57	3.2	0.07	0.97	0.64	0.40	2
11.97	15.08	4.0	0.19	1.27	0.66	0.80	3
10.92	5.59	3.6	0.57	0.89	0.63	0.83	2
10.79	0.68	3.2	0.57	0.99	0.64	0.92	1
10.90	10.79	2.9	0.57	0.97	0.65	0.89	1
9.95	17.07	2.5	0.57	0.86	0.66	0.77	0

12.12	1.49	8.3	0.07	0.98	0.44	0.61	2
12.00	15.20	8.4	0.14	1.32	0.46	1.00	3
10.94	5.86	7.4	0.37	1.05	0.43	0.99	2
10.80	0.78	7.3	0.37	1.17	0.44	1.10	1
10.92	11.11	6.9	0.37	1.21	0.45	1.13	1
9.96	17.33	5.3	0.37	1.13	0.46	1.04	0

12.15	1.57	2.0	0.07	0.98	0.14	0.91	2
12.02	15.26	2.0	0.07	1.39	0.16	1.30	3
10.96	6.17	1.8	0.07	1.39	0.13	1.33	2
10.82	1.07	1.6	0.07	1.47	0.14	1.40	1
10.94	11.39	1.6	0.07	1.47	0.15	1.39	1
9.98	17.76	1.5	0.07	1.40	0.16	1.31	0

See accompanying notes to financial statements.	149

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (a)	Total distributions
Class A Shares
Six months ended 06/30/2018 (e)	$11.19	$0.14	$(0.37)	$(0.23)	$(0.14)	$—	$(0.14)
Year ended 12/31/2017	11.18	0.28	0.04	0.32	(0.28)	(0.03)	(0.31)
Year ended 12/31/2016	11.13	0.26	0.06	0.32	(0.26)	(0.01)	(0.27)
Year ended 12/31/2015	11.32	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)
Year ended 12/31/2014	10.99	0.28	0.33	0.61	(0.28)	—	(0.28)
Year ended 12/31/2013	11.78	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Class B Shares
Six months ended 06/30/2018 (e)	11.18	0.14	(0.37)	(0.23)	(0.14)	—	(0.14)
Year ended 12/31/2017	11.17	0.27	0.04	0.31	(0.27)	(0.03)	(0.30)
Year ended 12/31/2016	11.12	0.21	0.06	0.27	(0.21)	(0.01)	(0.22)
Year ended 12/31/2015	11.31	0.23	(0.18)	0.05	(0.23)	(0.01)	(0.24)
Year ended 12/31/2014	10.98	0.24	0.33	0.57	(0.24)	—	(0.24)
Year ended 12/31/2013	11.78	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Premier Shares
Six months ended 06/30/2018 (e)	11.19	0.15	(0.36)	(0.21)	(0.15)	—	(0.15)
Year ended 12/31/2017	11.19	0.29	0.03	0.32	(0.29)	(0.03)	(0.32)
Year ended 12/31/2016	11.14	0.27	0.06	0.33	(0.27)	(0.01)	(0.28)
Year ended 12/31/2015	11.32	0.28	(0.17)	0.11	(0.28)	(0.01)	(0.29)
Year ended 12/31/2014	11.00	0.28	0.32	0.60	(0.28)	—	(0.28)
Year ended 12/31/2013	11.79	0.29	(0.71)	(0.42)	(0.29)	(0.08)	(0.37)
Legacy Class B Shares
Six months ended 06/30/2018 (e)	11.20	0.14	(0.36)	(0.22)	(0.14)	—	(0.14)
Year ended 12/31/2017	11.19	0.27	0.04	0.31	(0.27)	(0.03)	(0.30)
Year ended 12/31/2016	11.15	0.21	0.05	0.26	(0.21)	(0.01)	(0.22)
Year ended 12/31/2015	11.33	0.23	(0.17)	0.06	(0.23)	(0.01)	(0.24)
Year ended 12/31/2014	11.00	0.24	0.33	0.57	(0.24)	—	(0.24)
Year ended 12/31/2013	11.80	0.24	(0.72)	(0.48)	(0.24)	(0.08)	(0.32)
Institutional Shares
Six months ended 06/30/2018 (e)	11.18	0.14	(0.36)	(0.22)	(0.14)	—	(0.14)
Year ended 12/31/2017	11.17	0.28	0.04	0.32	(0.28)	(0.03)	(0.31)
Year ended 12/31/2016	11.13	0.29	0.05	0.34	(0.29)	(0.01)	(0.30)
Year ended 12/31/2015	11.31	0.30	(0.17)	0.13	(0.30)	(0.01)	(0.31)
Year ended 12/31/2014	10.98	0.31	0.33	0.64	(0.31)	—	(0.31)
Year ended 12/31/2013	11.78	0.32	(0.72)	(0.40)	(0.32)	(0.08)	(0.40)
Class R-1 Shares
Six months ended 06/30/2018 (e)	11.19	0.14	(0.37)	(0.23)	(0.14)	—	(0.14)
Year ended 12/31/2017	11.18	0.26	0.04	0.30	(0.26)	(0.03)	(0.29)
Year ended 12/31/2016	11.13	0.22	0.06	0.28	(0.22)	(0.01)	(0.23)
Year ended 12/31/2015	11.32	0.24	(0.18)	0.06	(0.24)	(0.01)	(0.25)
Year ended 12/31/2014	10.99	0.25	0.33	0.58	(0.25)	—	(0.25)
Year ended 12/31/2013	11.78	0.25	(0.71)	(0.46)	(0.25)	(0.08)	(0.33)
Class R-2 Shares
Six months ended 06/30/2018 (e)	11.17	0.14	(0.36)	(0.22)	(0.14)	—	(0.14)
Year ended 12/31/2017	11.17	0.27	0.03	0.30	(0.27)	(0.03)	(0.30)
Year ended 12/31/2016	11.12	0.25	0.06	0.31	(0.25)	(0.01)	(0.26)
Year ended 12/31/2015	11.30	0.26	(0.17)	0.09	(0.26)	(0.01)	(0.27)
Year ended 12/31/2014	10.98	0.27	0.32	0.59	(0.27)	—	(0.27)
Year ended 12/31/2013	11.77	0.27	(0.71)	(0.44)	(0.27)	(0.08)	(0.35)
Class R-3 Shares
Six months ended 06/30/2018 (e)	11.19	0.14	(0.36)	(0.22)	(0.14)	—	(0.14)
Year ended 12/31/2017	11.18	0.28	0.04	0.32	(0.28)	(0.03)	(0.31)
Year ended 12/31/2016	11.14	0.28	0.05	0.33	(0.28)	(0.01)	(0.29)
Year ended 12/31/2015	11.32	0.30	(0.17)	0.13	(0.30)	(0.01)	(0.31)
Year ended 12/31/2014	10.99	0.30	0.33	0.63	(0.30)	—	(0.30)
Year ended 12/31/2013	11.79	0.31	(0.72)	(0.41)	(0.31)	(0.08)	(0.39)

(a)	Net realized gain distributions represent less than $0.01 per share for all classes in 2014.

(b)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios include the effect of expense reduction changes.

(e)	Unaudited.

150	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate (c)

$10.82	(2.03)%	$168.5	0.40%	2.65%	0.65%	2.40%	15%
11.19	2.86	183.1	0.47	2.47	0.65	2.29	17
11.18	2.81	205.5	0.65	2.28	0.65	2.28	5
11.13	0.81	406.0	0.65	2.43	0.65	2.43	9
11.32	5.64	356.5	0.66	2.51	0.66	2.51	10
10.99	(3.61)	333.0	0.66	2.52	0.66	2.52	21

10.81	(2.04)	8.5	0.40	2.65	1.05	2.00	15
11.18	2.76	9.2	0.57	2.37	1.05	1.89	17
11.17	2.40	10.1	1.05	1.87	1.05	1.87	5
11.12	0.41	10.8	1.05	2.03	1.05	2.03	9
11.31	5.22	11.8	1.06	2.11	1.06	2.11	10
10.98	(4.08)	11.9	1.06	2.13	1.06	2.13	21

10.83	(1.89)	302.0	0.30	2.75	0.55	2.50	15
11.19	2.87	332.9	0.37	2.57	0.55	2.39	17
11.19	2.87	364.6	0.57	2.33	0.57	2.33	5
11.14	0.90	124.1	0.65	2.44	0.65	2.44	9
11.32	5.54	128.8	0.66	2.51	0.66	2.51	10
11.00	(3.60)	131.1	0.66	2.52	0.66	2.52	21

10.84	(1.94)	1.3	0.40	2.64	1.05	1.99	15
11.20	2.76	1.6	0.59	2.35	1.05	1.89	17
11.19	2.31	2.4	1.05	1.87	1.05	1.87	5
11.15	0.50	3.4	1.05	2.04	1.05	2.04	9
11.33	5.22	4.9	1.06	2.12	1.06	2.12	10
11.00	(4.07)	7.4	1.06	2.10	1.06	2.10	21

10.82	(1.95)	272.6	0.40	2.65	0.40	2.65	15
11.18	2.92	281.7	0.40	2.53	0.40	2.53	17
11.17	2.97	263.8	0.40	2.52	0.40	2.52	5
11.13	1.15	239.3	0.40	2.68	0.40	2.68	9
11.31	5.91	212.9	0.41	2.76	0.41	2.76	10
10.98	(3.45)	185.7	0.41	2.78	0.41	2.78	21

10.82	(2.07)	3.2	0.47	2.58	0.97	2.08	15
11.19	2.72	3.6	0.59	2.34	0.97	1.96	17
11.18	2.48	3.8	0.97	1.95	0.97	1.95	5
11.13	0.49	3.4	0.97	2.12	0.97	2.12	9
11.32	5.30	3.5	0.98	2.19	0.98	2.19	10
10.99	(3.91)	3.7	0.98	2.20	0.98	2.20	21

10.81	(1.98)	9.2	0.47	2.58	0.77	2.28	15
11.17	2.68	9.7	0.54	2.39	0.77	2.16	17
11.17	2.69	9.6	0.77	2.15	0.77	2.15	5
11.12	0.78	9.7	0.77	2.32	0.77	2.32	9
11.30	5.42	8.0	0.78	2.39	0.78	2.39	10
10.98	(3.73)	8.1	0.78	2.41	0.78	2.41	21

10.83	(1.98)	1.7	0.47	2.58	0.47	2.58	15
11.19	2.85	1.8	0.47	2.46	0.47	2.46	17
11.18	2.90	1.7	0.47	2.44	0.47	2.44	5
11.14	1.08	1.9	0.47	2.62	0.47	2.62	9
11.32	5.83	1.9	0.48	2.69	0.48	2.69	10
10.99	(3.51)	1.8	0.48	2.70	0.48	2.70	21

See accompanying notes to financial statements.	151

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations (a)	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (f)	$11.82	$0.15	$(0.17)	$(0.02)	$(0.15)	$—	$(0.15)
Year ended 12/31/2017	11.69	0.30	0.13	0.43	(0.30)	—	(0.30)
Year ended 12/31/2016	11.92	0.28	(0.23)	0.05	(0.28)	—	(0.28)
Year ended 12/31/2015	11.88	0.29	0.04	0.33	(0.29)	—	(0.29)
Year ended 12/31/2014	11.23	0.32	0.65	0.97	(0.32)	—	(0.32)
Year ended 12/31/2013	11.95	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Class B Shares
Six months ended 06/30/2018 (f)	11.82	0.15	(0.18)	(0.03)	(0.15)	—	(0.15)
Year ended 12/31/2017	11.69	0.29	0.13	0.42	(0.29)	—	(0.29)
Year ended 12/31/2016	11.91	0.22	(0.22)	—	(0.22)	—	(0.22)
Year ended 12/31/2015	11.87	0.24	0.04	0.28	(0.24)	—	(0.24)
Year ended 12/31/2014	11.22	0.28	0.65	0.93	(0.28)	—	(0.28)
Year ended 12/31/2013	11.95	0.26	(0.73)	(0.47)	(0.26)	—	(0.26)
Premier Shares
Six months ended 06/30/2018 (f)	11.81	0.16	(0.18)	(0.02)	(0.16)	—	(0.16)
Year ended 12/31/2017	11.68	0.31	0.13	0.44	(0.31)	—	(0.31)
Year ended 12/31/2016	11.90	0.28	(0.22)	0.06	(0.28)	—	(0.28)
Year ended 12/31/2015	11.86	0.29	0.04	0.33	(0.29)	—	(0.29)
Year ended 12/31/2014	11.21	0.32	0.65	0.97	(0.32)	—	(0.32)
Year ended 12/31/2013	11.93	0.31	(0.72)	(0.41)	(0.31)	—	(0.31)
Legacy Class B Shares
Six months ended 06/30/2018 (f)	11.82	0.15	(0.18)	(0.03)	(0.15)	—	(0.15)
Year ended 12/31/2017	11.69	0.29	0.13	0.42	(0.29)	—	(0.29)
Year ended 12/31/2016	11.90	0.22	(0.21)	0.01	(0.22)	—	(0.22)
Year ended 12/31/2015	11.86	0.24	0.04	0.28	(0.24)	—	(0.24)
Year ended 12/31/2014	11.21	0.28	0.65	0.93	(0.28)	—	(0.28)
Year ended 12/31/2013	11.93	0.26	(0.72)	(0.46)	(0.26)	—	(0.26)

(a)	Total from investment operations represents less than $0.01 per share for Class B shares in 2016.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(c)	Total return represents less than 0.005% per share for Class B shares in 2016.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Unaudited.

152	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b) (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate (d)

$11.65	(0.16)%	$84.0	0.41%	2.60%	0.66%	2.35%	4%
11.82	3.69	91.7	0.47	2.51	0.66	2.32	1
11.69	0.36	106.0	0.65	2.31	0.65	2.31	8
11.92	2.80	444.5	0.66	2.42	0.66	2.42	4
11.88	8.75	422.2	0.66	2.77	0.66	2.77	6
11.23	(3.45)	388.2	0.67	2.68	0.67	2.68	14

11.64	(0.25)	1.7	0.41	2.60	1.06	1.95	4
11.82	3.58	2.1	0.58	2.41	1.06	1.93	1
11.69	0.00	2.5	1.05	1.87	1.05	1.87	8
11.91	2.39	6.5	1.06	2.03	1.06	2.03	4
11.87	8.33	6.9	1.06	2.37	1.06	2.37	6
11.22	(3.92)	6.6	1.07	2.29	1.07	2.29	14

11.63	(0.20)	370.7	0.31	2.70	0.56	2.45	4
11.81	3.83	396.5	0.37	2.61	0.56	2.42	1
11.68	0.48	435.9	0.56	2.35	0.56	2.35	8
11.90	2.80	77.3	0.66	2.43	0.66	2.43	4
11.86	8.76	86.0	0.66	2.77	0.66	2.77	6
11.21	(3.46)	81.3	0.67	2.69	0.67	2.69	14

11.64	(0.25)	0.1	0.41	2.60	1.06	1.95	4
11.82	3.58	0.1	0.59	2.40	1.06	1.93	1
11.69	0.06	0.1	1.05	1.85	1.05	1.85	8
11.90	2.39	0.6	1.06	2.04	1.06	2.04	4
11.86	8.33	0.8	1.06	2.38	1.06	2.38	6
11.21	(3.85)	1.0	1.05	2.12	1.05	2.12	14

See accompanying notes to financial statements.	153

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (a)	Net gain (loss) on investments (both realized and unrealized) (b)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 06/30/2018 (i)	$1.00	$0.01	$—	$0.01	$(0.01)	$(0.01)
Year ended 12/31/2017	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Class B Shares
Six months ended 06/30/2018 (i)	1.00	0.01	—	0.01	(0.01)	(0.01)
Year ended 12/31/2017	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Premier Shares
Six months ended 06/30/2018 (i)	1.00	0.01	—	0.01	(0.01)	(0.01)
Year ended 12/31/2017	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Legacy Class B Shares
Six months ended 06/30/2018 (i)	1.00	0.01	—	0.01	(0.01)	(0.01)
Year ended 12/31/2017	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Institutional Shares
Six months ended 06/30/2018 (i)	1.00	0.01	—	0.01	(0.01)	(0.01)
Year ended 12/31/2017	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Class R-1 Shares
Six months ended 06/30/2018 (i)	1.00	0.01	—	0.01	(0.01)	(0.01)
Year ended 12/31/2017	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Class R-2 Shares
Six months ended 06/30/2018 (i)	1.00	0.01	—	0.01	(0.01)	(0.01)
Year ended 12/31/2017	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—
Class R-3 Shares
Six months ended 06/30/2018 (i)	1.00	0.01	—	0.01	(0.01)	(0.01)
Year ended 12/31/2017	1.00	—	—	—	—	—
Year ended 12/31/2016	1.00	—	—	—	—	—
Year ended 12/31/2015	1.00	—	—	—	—	—
Year ended 12/31/2014	1.00	—	—	—	—	—
Year ended 12/31/2013	1.00	—	—	—	—	—

(a)

Net investment income and distributions represent less than $0.01 per share for all classes in 2017, Premier, Institutional and Class R-3 shares in 2016, and Institutional and Class R-3 shares in 2015, 2014 and 2013.

(b)	Net gain (loss) on investments represents less than $0.01 per share for all classes in 2013.

(c)	Total return represents less than 0.005% per share for Premier, Institutional and Class R-3 shares in 2016, and Institutional and Class R-3 shares in 2014 and 2013.

(d)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

154	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c) (d)	Net assets, end of period (millions)	Expenses (e) (f) (g)	Net investment income (e) (h)	Expenses (e)	Net investment income (e)

$1.00	0.55%	$93.9	0.43%	1.12%	0.58%	0.97%
1.00	0.37	100.0	0.46	0.36	0.58	0.24
1.00	0.00	120.7	0.32	0.00	0.57	(0.25)
1.00	0.00	187.4	0.10	0.00	0.62	(0.52)
1.00	0.00	153.3	0.07	0.00	0.59	(0.52)
1.00	0.00	164.2	0.09	0.00	0.59	(0.50)

1.00	0.55	0.2	0.43	1.12	0.98	0.57
1.00	0.27	0.2	0.57	0.25	0.98	(0.16)
1.00	0.00	0.3	0.32	0.00	0.97	(0.65)
1.00	0.00	0.4	0.10	0.00	1.03	(0.93)
1.00	0.00	0.5	0.07	0.00	0.99	(0.92)
1.00	0.00	0.7	0.09	0.00	0.99	(0.90)

1.00	0.60	117.0	0.33	1.22	0.48	1.07
1.00	0.47	122.4	0.36	0.45	0.48	0.33
1.00	0.00	152.7	0.31	0.00	0.48	(0.17)
1.00	0.00	63.5	0.10	0.00	0.63	(0.53)
1.00	0.00	64.9	0.07	0.00	0.59	(0.52)
1.00	0.00	71.0	0.09	0.00	0.59	(0.50)

1.00	0.56	0.2	0.43	1.09	0.98	0.54
1.00	0.24	0.3	0.59	0.22	0.98	(0.17)
1.00	0.00	0.3	0.32	0.00	0.97	(0.65)
1.00	0.00	0.6	0.10	0.00	1.02	(0.92)
1.00	0.00	1.1	0.07	0.00	0.99	(0.92)
1.00	0.00	2.0	0.09	0.00	0.99	(0.90)

1.00	0.55	76.0	0.43	1.12	0.43	1.12
1.00	0.41	73.8	0.42	0.40	0.43	0.39
1.00	0.00	83.2	0.31	0.00	0.42	(0.11)
1.00	0.01	73.9	0.10	0.01	0.48	(0.37)
1.00	0.00	63.8	0.07	0.00	0.44	(0.37)
1.00	0.00	59.2	0.09	0.00	0.44	(0.35)

1.00	0.52	3.8	0.50	1.04	0.90	0.64
1.00	0.24	4.2	0.59	0.23	0.90	(0.08)
1.00	0.00	4.7	0.32	0.00	0.89	(0.57)
1.00	0.00	5.2	0.10	0.00	0.94	(0.84)
1.00	0.00	4.2	0.07	0.00	0.91	(0.84)
1.00	0.00	4.6	0.09	0.00	0.91	(0.82)

1.00	0.52	12.8	0.50	1.04	0.70	0.84
1.00	0.29	14.6	0.55	0.28	0.70	0.13
1.00	0.00	17.0	0.32	0.00	0.69	(0.37)
1.00	0.00	13.9	0.11	0.00	0.75	(0.64)
1.00	0.00	13.0	0.07	0.00	0.71	(0.64)
1.00	0.00	14.4	0.09	0.00	0.71	(0.62)

1.00	0.52	1.9	0.50	1.05	0.50	1.05
1.00	0.34	1.8	0.49	0.35	0.50	0.34
1.00	0.00	1.7	0.32	0.00	0.49	(0.17)
1.00	0.01	1.8	0.10	0.01	0.55	(0.44)
1.00	0.00	2.0	0.07	0.00	0.51	(0.44)
1.00	0.00	1.5	0.09	0.00	0.51	(0.42)

(f)	The expense ratios include the effect of expense reduction changes.

(g)	The expense ratios include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 6 under Expense Reduction Agreements.

(h)	Net investment income represents less than 0.005% per share for Premier, Institutional and Class R-3 shares in 2016, and Institutional and Class R-3 shares in 2014 and 2013.

(i)	Unaudited.

See accompanying notes to financial statements.	155

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (h)	$13.15	$0.09	$(0.16)	$(0.07)	$(0.09)	$—	$(0.09)
Year ended 12/31/2017	12.19	0.20	1.01	1.21	(0.25)	—	(0.25)
Year ended 12/31/2016	11.75	0.14	0.47	0.61	(0.17)	—	(0.17)
Year ended 12/31/2015	12.15	0.17	(0.38)	(0.21)	(0.14)	(0.05)	(0.19)
Year ended 12/31/2014	12.37	0.15	0.40	0.55	(0.15)	(0.62)	(0.77)
Year ended 12/31/2013	12.20	0.13	0.57	0.70	(0.13)	(0.40)	(0.53)
Class B Shares
Six months ended 06/30/2018 (h)	13.23	0.09	(0.15)	(0.06)	(0.09)	—	(0.09)
Year ended 12/31/2017	12.27	0.17	1.02	1.19	(0.23)	—	(0.23)
Year ended 12/31/2016	11.83	0.08	0.45	0.53	(0.09)	—	(0.09)
Year ended 12/31/2015	12.23	0.08	(0.38)	(0.30)	(0.05)	(0.05)	(0.10)
Year ended 12/31/2014	12.45	0.08	0.40	0.48	(0.08)	(0.62)	(0.70)
Year ended 12/31/2013	12.27	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Premier Shares
Six months ended 06/30/2018 (h)	13.45	0.10	(0.15)	(0.05)	(0.10)	—	(0.10)
Year ended 12/31/2017	12.46	0.22	1.03	1.25	(0.26)	—	(0.26)
Year ended 12/31/2016	12.02	0.22	0.41	0.63	(0.19)	—	(0.19)
Year ended 12/31/2015	12.43	0.17	(0.39)	(0.22)	(0.14)	(0.05)	(0.19)
Year ended 12/31/2014	12.64	0.16	0.40	0.56	(0.15)	(0.62)	(0.77)
Year ended 12/31/2013	12.44	0.13	0.59	0.72	(0.12)	(0.40)	(0.52)
Legacy Class B Shares
Six months ended 06/30/2018 (h)	13.55	0.09	(0.16)	(0.07)	(0.09)	—	(0.09)
Year ended 12/31/2017	12.54	0.18	1.06	1.24	(0.23)	—	(0.23)
Year ended 12/31/2016	12.09	0.12	0.45	0.57	(0.12)	—	(0.12)
Year ended 12/31/2015	12.49	0.11	(0.38)	(0.27)	(0.08)	(0.05)	(0.13)
Year ended 12/31/2014	12.69	0.10	0.41	0.51	(0.09)	(0.62)	(0.71)
Year ended 12/31/2013	12.49	0.08	0.59	0.67	(0.07)	(0.40)	(0.47)
Institutional Shares
Six months ended 06/30/2018 (h)	13.46	0.09	(0.16)	(0.07)	(0.09)	—	(0.09)
Year ended 12/31/2017	12.47	0.21	1.03	1.24	(0.25)	—	(0.25)
Year ended 12/31/2016	12.02	0.21	0.45	0.66	(0.21)	—	(0.21)
Year ended 12/31/2015	12.43	0.20	(0.39)	(0.19)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2014	12.64	0.19	0.41	0.60	(0.19)	(0.62)	(0.81)
Year ended 12/31/2013	12.44	0.16	0.59	0.75	(0.15)	(0.40)	(0.55)
Class R-1 Shares
Six months ended 06/30/2018 (h)	13.20	0.08	(0.15)	(0.07)	(0.09)	—	(0.09)
Year ended 12/31/2017	12.23	0.18	1.02	1.20	(0.23)	—	(0.23)
Year ended 12/31/2016	11.80	0.13	0.44	0.57	(0.14)	—	(0.14)
Year ended 12/31/2015	12.20	0.13	(0.38)	(0.25)	(0.10)	(0.05)	(0.15)
Year ended 12/31/2014	12.42	0.11	0.40	0.51	(0.11)	(0.62)	(0.73)
Year ended 12/31/2013	12.24	0.09	0.58	0.67	(0.09)	(0.40)	(0.49)
Class R-2 Shares
Six months ended 06/30/2018 (h)	13.50	0.08	(0.15)	(0.07)	(0.09)	—	(0.09)
Year ended 12/31/2017	12.50	0.19	1.05	1.24	(0.24)	—	(0.24)
Year ended 12/31/2016	12.06	0.16	0.44	0.60	(0.16)	—	(0.16)
Year ended 12/31/2015	12.46	0.16	(0.38)	(0.22)	(0.13)	(0.05)	(0.18)
Year ended 12/31/2014	12.67	0.14	0.41	0.55	(0.14)	(0.62)	(0.76)
Year ended 12/31/2013	12.48	0.11	0.59	0.70	(0.11)	(0.40)	(0.51)
Class R-3 Shares
Six months ended 06/30/2018 (h)	13.44	0.09	(0.16)	(0.07)	(0.09)	—	(0.09)
Year ended 12/31/2017	12.45	0.20	1.03	1.23	(0.24)	—	(0.24)
Year ended 12/31/2016	12.01	0.20	0.44	0.64	(0.20)	—	(0.20)
Year ended 12/31/2015	12.42	0.19	(0.38)	(0.19)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2014	12.63	0.18	0.40	0.58	(0.17)	(0.62)	(0.79)
Year ended 12/31/2013	12.43	0.15	0.60	0.75	(0.15)	(0.40)	(0.55)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)

Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

156	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Tot al return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$12.99	(0.50)%	$339.2	0.54%	1.40%	0.79%	1.15%	7%
13.15	9.95	364.7	0.61	1.56	0.80	1.37	3
12.19	5.18	387.6	0.80	1.17	0.80	1.17	7
11.75	(1.67)	852.1	1.04	1.37	1.35	1.06	83
12.15	4.53	780.7	1.07	1.21	1.46	0.82	14
12.37	5.80	652.2	1.07	1.02	1.45	0.64	17

13.08	(0.42)	5.0	0.54	1.37	1.49	0.42	7
13.23	9.72	6.0	0.80	1.33	1.50	0.63	3
12.27	4.49	7.5	1.50	0.67	1.50	0.67	7
11.83	(2.40)	9.8	1.75	0.62	2.07	0.30	83
12.23	3.87	12.7	1.66	0.61	2.05	0.22	14
12.45	5.51	12.7	1.37	0.72	1.75	0.34	17

13.30	(0.37)	690.2	0.44	1.50	0.69	1.25	7
13.45	10.07	728.0	0.50	1.67	0.70	1.47	3
12.46	5.26	717.4	0.71	1.79	0.71	1.79	7
12.02	(1.74)	253.1	1.05	1.35	1.36	1.04	83
12.43	4.48	277.5	1.07	1.21	1.46	0.82	14
12.64	5.81	282.7	1.07	1.02	1.45	0.64	17

13.39	(0.49)	2.2	0.54	1.35	1.19	0.70	7
13.55	9.93	2.9	0.72	1.40	1.20	0.92	3
12.54	4.73	3.8	1.20	0.95	1.20	0.95	7
12.09	(2.10)	5.6	1.45	0.90	1.77	0.58	83
12.49	4.07	9.0	1.47	0.80	1.85	0.42	14
12.69	5.39	14.7	1.48	0.60	1.86	0.22	17

13.30	(0.49)	106.4	0.54	1.41	0.54	1.41	7
13.46	10.03	108.6	0.54	1.64	0.55	1.63	3
12.47	5.49	102.7	0.54	1.69	0.54	1.69	7
12.02	(1.49)	98.8	0.79	1.61	1.11	1.29	83
12.43	4.76	96.7	0.82	1.46	1.21	1.07	14
12.64	6.15	89.8	0.82	1.27	1.20	0.89	17

13.04	(0.54)	4.9	0.61	1.29	1.11	0.79	7
13.20	9.84	6.1	0.74	1.41	1.12	1.03	3
12.23	4.80	7.1	1.11	1.08	1.11	1.08	7
11.80	(1.99)	6.8	1.36	1.04	1.68	0.72	83
12.20	4.16	6.6	1.39	0.89	1.78	0.50	14
12.42	5.50	6.4	1.39	0.70	1.77	0.32	17

13.34	(0.52)	21.1	0.61	1.27	0.91	0.97	7
13.50	9.93	27.1	0.69	1.48	0.92	1.25	3
12.50	5.00	26.7	0.91	1.32	0.91	1.32	7
12.06	(1.84)	25.0	1.16	1.26	1.47	0.95	83
12.46	4.44	23.6	1.19	1.09	1.58	0.70	14
12.67	5.64	19.9	1.19	0.89	1.57	0.51	17

13.28	(0.52)	1.9	0.61	1.35	0.61	1.35	7
13.44	9.96	1.9	0.61	1.54	0.62	1.53	3
12.45	5.34	1.9	0.61	1.60	0.61	1.60	7
12.01	(1.55)	1.8	0.87	1.52	1.18	1.21	83
12.42	4.68	1.8	0.89	1.39	1.28	1.00	14
12.63	6.09	1.7	0.89	1.20	1.27	0.82	17

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)

The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath Retirement Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 16%.

(h)	Unaudited.

See accompanying notes to financial statements.	157

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (h)	$14.97	$0.10	$(0.17)	$(0.07)	$—	$—	$—
Year ended 12/31/2017	13.79	0.23	1.35	1.58	(0.24)	(0.16)	(0.40)
Year ended 12/31/2016	13.57	0.18	0.59	0.77	(0.26)	(0.29)	(0.55)
Year ended 12/31/2015	14.06	0.20	(0.46)	(0.26)	(0.17)	(0.06)	(0.23)
Year ended 12/31/2014	14.45	0.18	0.50	0.68	(0.17)	(0.90)	(1.07)
Year ended 12/31/2013	13.91	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Class B Shares
Six months ended 06/30/2018 (h)	14.90	0.10	(0.16)	(0.06)	—	—	—
Year ended 12/31/2017	13.72	0.20	1.34	1.54	(0.20)	(0.16)	(0.36)
Year ended 12/31/2016	13.50	0.10	0.57	0.67	(0.16)	(0.29)	(0.45)
Year ended 12/31/2015	13.97	0.09	(0.45)	(0.36)	(0.05)	(0.06)	(0.11)
Year ended 12/31/2014	14.36	0.07	0.50	0.57	(0.06)	(0.90)	(0.96)
Year ended 12/31/2013	13.82	0.07	1.13	1.20	(0.07)	(0.59)	(0.66)
Premier Shares
Six months ended 06/30/2018 (h)	14.89	0.11	(0.17)	(0.06)	—	—	—
Year ended 12/31/2017	13.72	0.25	1.34	1.59	(0.26)	(0.16)	(0.42)
Year ended 12/31/2016	13.53	0.25	0.53	0.78	(0.30)	(0.29)	(0.59)
Year ended 12/31/2015	14.01	0.20	(0.45)	(0.25)	(0.17)	(0.06)	(0.23)
Year ended 12/31/2014	14.40	0.18	0.49	0.67	(0.16)	(0.90)	(1.06)
Year ended 12/31/2013	13.86	0.17	1.13	1.30	(0.17)	(0.59)	(0.76)
Legacy Class B Shares
Six months ended 06/30/2018 (h)	15.06	0.10	(0.17)	(0.07)	—	—	—
Year ended 12/31/2017	13.85	0.20	1.38	1.58	(0.21)	(0.16)	(0.37)
Year ended 12/31/2016	13.63	0.14	0.56	0.70	(0.19)	(0.29)	(0.48)
Year ended 12/31/2015	14.09	0.13	(0.44)	(0.31)	(0.09)	(0.06)	(0.15)
Year ended 12/31/2014	14.45	0.12	0.50	0.62	(0.08)	(0.90)	(0.98)
Year ended 12/31/2013	13.88	0.10	1.14	1.24	(0.08)	(0.59)	(0.67)
Institutional Shares
Six months ended 06/30/2018 (h)	15.00	0.10	(0.16)	(0.06)	—	—	—
Year ended 12/31/2017	13.82	0.24	1.35	1.59	(0.25)	(0.16)	(0.41)
Year ended 12/31/2016	13.61	0.24	0.57	0.81	(0.31)	(0.29)	(0.60)
Year ended 12/31/2015	14.10	0.23	(0.46)	(0.23)	(0.20)	(0.06)	(0.26)
Year ended 12/31/2014	14.49	0.22	0.49	0.71	(0.20)	(0.90)	(1.10)
Year ended 12/31/2013	13.93	0.20	1.15	1.35	(0.20)	(0.59)	(0.79)
Class R-1 Shares
Six months ended 06/30/2018 (h)	14.89	0.10	(0.17)	(0.07)	—	—	—
Year ended 12/31/2017	13.71	0.20	1.35	1.55	(0.21)	(0.16)	(0.37)
Year ended 12/31/2016	13.51	0.16	0.56	0.72	(0.23)	(0.29)	(0.52)
Year ended 12/31/2015	14.00	0.15	(0.46)	(0.31)	(0.12)	(0.06)	(0.18)
Year ended 12/31/2014	14.39	0.13	0.50	0.63	(0.12)	(0.90)	(1.02)
Year ended 12/31/2013	13.84	0.12	1.14	1.26	(0.12)	(0.59)	(0.71)
Class R-2 Shares
Six months ended 06/30/2018 (h)	14.89	0.10	(0.17)	(0.07)	—	—	—
Year ended 12/31/2017	13.72	0.22	1.34	1.56	(0.23)	(0.16)	(0.39)
Year ended 12/31/2016	13.52	0.19	0.56	0.75	(0.26)	(0.29)	(0.55)
Year ended 12/31/2015	14.00	0.18	(0.45)	(0.27)	(0.15)	(0.06)	(0.21)
Year ended 12/31/2014	14.40	0.16	0.50	0.66	(0.16)	(0.90)	(1.06)
Year ended 12/31/2013	13.86	0.15	1.13	1.28	(0.15)	(0.59)	(0.74)
Class R-3 Shares
Six months ended 06/30/2018 (h)	14.97	0.10	(0.17)	(0.07)	—	—	—
Year ended 12/31/2017	13.79	0.23	1.35	1.58	(0.24)	(0.16)	(0.40)
Year ended 12/31/2016	13.59	0.23	0.56	0.79	(0.30)	(0.29)	(0.59)
Year ended 12/31/2015	14.07	0.22	(0.45)	(0.23)	(0.19)	(0.06)	(0.25)
Year ended 12/31/2014	14.46	0.21	0.49	0.70	(0.19)	(0.90)	(1.09)
Year ended 12/31/2013	13.90	0.19	1.15	1.34	(0.19)	(0.59)	(0.78)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)

Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

158	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$14.90	(0.47)%	$774.9	0.54%	1.41%	0.79%	1.16%	7%
14.97	11.42	822.0	0.60	1.58	0.79	1.39	7
13.79	5.63	835.4	0.79	1.31	0.79	1.31	9
13.57	(1.86)	1,320.9	1.03	1.43	1.36	1.10	81
14.06	4.73	1212.0	1.05	1.21	1.46	0.80	21
14.45	9.34	989.9	1.04	1.18	1.44	0.78	19

14.84	(0.40)	15.3	0.53	1.38	1.48	0.43	7
14.90	11.22	18.2	0.79	1.35	1.49	0.65	7
13.72	4.93	21.9	1.49	0.74	1.49	0.74	9
13.50	(2.57)	26.9	1.73	0.67	2.07	0.33	81
13.97	3.97	32.9	1.75	0.51	2.16	0.10	21
14.36	8.66	32.8	1.74	0.46	2.15	0.05	19

14.83	(0.40)	976.8	0.44	1.51	0.69	1.26	7
14.89	11.54	1022.7	0.50	1.70	0.69	1.51	7
13.72	5.74	956.6	0.71	1.82	0.71	1.82	9
13.53	(1.83)	425.8	1.03	1.40	1.37	1.06	81
14.01	4.71	453.9	1.05	1.21	1.46	0.80	21
14.40	9.32	434.3	1.04	1.16	1.45	0.75	19

14.99	(0.46)	6.7	0.53	1.36	1.18	0.71	7
15.06	11.38	8.5	0.72	1.40	1.19	0.93	7
13.85	5.16	11.7	1.19	1.01	1.19	1.01	9
13.63	(2.22)	16.1	1.43	0.95	1.78	0.60	81
14.09	4.30	22.6	1.45	0.80	1.86	0.39	21
14.45	8.90	33.6	1.45	0.71	1.85	0.31	19

14.94	(0.40)	211.6	0.54	1.42	0.54	1.42	7
15.00	11.48	217.9	0.54	1.66	0.54	1.66	7
13.82	5.93	204.2	0.54	1.75	0.54	1.75	9
13.61	(1.62)	196.4	0.78	1.66	1.12	1.32	81
14.10	4.95	197.0	0.80	1.46	1.21	1.05	21
14.49	9.69	171.4	0.79	1.41	1.20	1.00	19

14.82	(0.47)	14.8	0.61	1.31	1.11	0.81	7
14.89	11.29	17.2	0.74	1.41	1.11	1.04	7
13.71	5.29	20.2	1.11	1.15	1.11	1.15	9
13.51	(2.20)	19.9	1.35	1.09	1.68	0.76	81
14.00	4.37	17.7	1.37	0.88	1.78	0.47	21
14.39	9.07	17.5	1.36	0.83	1.77	0.42	19

14.82	(0.47)	55.3	0.61	1.32	0.91	1.02	7
14.89	11.32	62.0	0.68	1.50	0.91	1.27	7
13.72	5.51	61.3	0.91	1.38	0.91	1.38	9
13.52	(1.93)	57.0	1.15	1.28	1.49	0.94	81
14.00	4.58	58.3	1.17	1.09	1.58	0.68	21
14.40	9.21	45.2	1.16	1.03	1.57	0.62	19

14.90	(0.47)	3.3	0.61	1.36	0.61	1.36	7
14.97	11.43	3.2	0.61	1.55	0.61	1.55	7
13.79	5.79	3.5	0.61	1.67	0.61	1.67	9
13.59	(1.66)	3.3	0.85	1.55	1.19	1.21	81
14.07	4.88	4.4	0.87	1.40	1.28	0.99	21
14.46	9.58	2.9	0.87	1.34	1.27	0.94	19

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)

The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2020 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 14%.

(h)	Unaudited.

See accompanying notes to financial statements.	159

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (h)	$16.43	$0.11	$(0.15)	$(0.04)	$—	$—	$—
Year ended 12/31/2017	14.57	0.25	2.00	2.25	(0.26)	(0.13)	(0.39)
Year ended 12/31/2016	14.20	0.21	0.74	0.95	(0.29)	(0.29)	(0.58)
Year ended 12/31/2015	14.73	0.23	(0.52)	(0.29)	(0.17)	(0.07)	(0.24)
Year ended 12/31/2014	15.27	0.19	0.57	0.76	(0.17)	(1.13)	(1.30)
Year ended 12/31/2013	14.22	0.20	1.70	1.90	(0.21)	(0.64)	(0.85)
Class B Shares
Six months ended 06/30/2018 (h)	16.38	0.11	(0.15)	(0.04)	—	—	—
Year ended 12/31/2017	14.52	0.24	2.00	2.24	(0.25)	(0.13)	(0.38)
Year ended 12/31/2016	14.15	0.19	0.73	0.92	(0.26)	(0.29)	(0.55)
Year ended 12/31/2015	14.66	0.13	(0.51)	(0.38)	(0.06)	(0.07)	(0.13)
Year ended 12/31/2014	15.20	0.08	0.56	0.64	(0.05)	(1.13)	(1.18)
Year ended 12/31/2013	14.16	0.09	1.69	1.78	(0.10)	(0.64)	(0.74)
Premier Shares
Six months ended 06/30/2018 (h)	16.44	0.12	(0.15)	(0.03)	—	—	—
Year ended 12/31/2017	14.58	0.27	2.00	2.27	(0.28)	(0.13)	(0.41)
Year ended 12/31/2016	14.23	0.29	0.67	0.96	(0.32)	(0.29)	(0.61)
Year ended 12/31/2015	14.76	0.22	(0.52)	(0.30)	(0.16)	(0.07)	(0.23)
Year ended 12/31/2014	15.29	0.19	0.58	0.77	(0.17)	(1.13)	(1.30)
Year ended 12/31/2013	14.23	0.20	1.70	1.90	(0.20)	(0.64)	(0.84)
Legacy Class B Shares
Six months ended 06/30/2018 (h)	16.56	0.11	(0.15)	(0.04)	—	—	—
Year ended 12/31/2017	14.67	0.22	2.03	2.25	(0.23)	(0.13)	(0.36)
Year ended 12/31/2016	14.28	0.16	0.73	0.89	(0.21)	(0.29)	(0.50)
Year ended 12/31/2015	14.79	0.15	(0.51)	(0.36)	(0.08)	(0.07)	(0.15)
Year ended 12/31/2014	15.30	0.12	0.58	0.70	(0.08)	(1.13)	(1.21)
Year ended 12/31/2013	14.21	0.12	1.72	1.84	(0.11)	(0.64)	(0.75)
Institutional Shares
Six months ended 06/30/2018 (h)	16.54	0.12	(0.16)	(0.04)	—	—	—
Year ended 12/31/2017	14.67	0.27	2.01	2.28	(0.28)	(0.13)	(0.41)
Year ended 12/31/2016	14.30	0.27	0.72	0.99	(0.33)	(0.29)	(0.62)
Year ended 12/31/2015	14.83	0.26	(0.52)	(0.26)	(0.20)	(0.07)	(0.27)
Year ended 12/31/2014	15.36	0.23	0.58	0.81	(0.21)	(1.13)	(1.34)
Year ended 12/31/2013	14.29	0.24	1.71	1.95	(0.24)	(0.64)	(0.88)
Class R-1 Shares
Six months ended 06/30/2018 (h)	16.33	0.11	(0.15)	(0.04)	—	—	—
Year ended 12/31/2017	14.48	0.23	1.99	2.22	(0.24)	(0.13)	(0.37)
Year ended 12/31/2016	14.13	0.19	0.70	0.89	(0.25)	(0.29)	(0.54)
Year ended 12/31/2015	14.66	0.18	(0.52)	(0.34)	(0.12)	(0.07)	(0.19)
Year ended 12/31/2014	15.20	0.14	0.56	0.70	(0.11)	(1.13)	(1.24)
Year ended 12/31/2013	14.16	0.15	1.69	1.84	(0.16)	(0.64)	(0.80)
Class R-2 Shares
Six months ended 06/30/2018 (h)	16.38	0.10	(0.14)	(0.04)	—	—	—
Year ended 12/31/2017	14.53	0.24	1.99	2.23	(0.25)	(0.13)	(0.38)
Year ended 12/31/2016	14.18	0.22	0.70	0.92	(0.28)	(0.29)	(0.57)
Year ended 12/31/2015	14.71	0.21	(0.52)	(0.31)	(0.15)	(0.07)	(0.22)
Year ended 12/31/2014	15.26	0.17	0.57	0.74	(0.16)	(1.13)	(1.29)
Year ended 12/31/2013	14.20	0.17	1.71	1.88	(0.18)	(0.64)	(0.82)
Class R-3 Shares
Six months ended 06/30/2018 (h)	16.55	0.11	(0.16)	(0.05)	—	—	—
Year ended 12/31/2017	14.68	0.26	2.01	2.27	(0.27)	(0.13)	(0.40)
Year ended 12/31/2016	14.31	0.27	0.72	0.99	(0.33)	(0.29)	(0.62)
Year ended 12/31/2015	14.84	0.24	(0.52)	(0.28)	(0.18)	(0.07)	(0.25)
Year ended 12/31/2014	15.37	0.22	0.58	0.80	(0.20)	(1.13)	(1.33)
Year ended 12/31/2013	14.29	0.22	1.72	1.94	(0.22)	(0.64)	(0.86)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)

Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

160	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$16.39	(0.24)%	$1,013.0	0.54%	1.40%	0.79%	1.15%	9%
16.43	15.47	1,059.2	0.61	1.61	0.80	1.42	6
14.57	6.65	1,011.2	0.79	1.46	0.79	1.46	7
14.20	(1.99)	1,323.7	1.00	1.52	1.36	1.16	81
14.73	4.90	1153.7	1.02	1.22	1.47	0.77	33
15.27	13.40	927.4	1.02	1.34	1.45	0.91	22

16.34	(0.24)	22.7	0.54	1.35	0.99	0.90	9
16.38	15.43	26.5	0.66	1.51	1.00	1.17	6
14.52	6.46	29.7	0.99	1.34	0.99	1.34	7
14.15	(2.60)	35.3	1.59	0.86	1.96	0.49	81
14.66	4.21	42.8	1.72	0.51	2.17	0.06	33
15.20	12.58	41.8	1.73	0.62	2.16	0.19	22

16.41	(0.18)	940.6	0.44	1.50	0.69	1.25	9
16.44	15.59	964.8	0.50	1.74	0.70	1.54	6
14.58	6.75	820.7	0.71	2.00	0.71	2.00	7
14.23	(2.03)	347.7	1.00	1.48	1.37	1.11	81
14.76	4.98	362.1	1.02	1.21	1.47	0.76	33
15.29	13.34	341.8	1.03	1.31	1.46	0.88	22

16.52	(0.24)	7.1	0.54	1.32	1.19	0.67	9
16.56	15.36	9.0	0.72	1.40	1.20	0.92	6
14.67	6.25	11.7	1.19	1.11	1.19	1.11	7
14.28	(2.43)	15.6	1.41	1.03	1.78	0.66	81
14.79	4.54	21.6	1.42	0.80	1.87	0.35	33
15.30	12.91	30.5	1.43	0.82	1.86	0.39	22

16.50	(0.24)	295.3	0.54	1.41	0.54	1.41	9
16.54	15.51	296.0	0.54	1.69	0.55	1.68	6
14.67	6.94	253.5	0.54	1.87	0.54	1.87	7
14.30	(1.76)	230.7	0.75	1.75	1.11	1.39	81
14.83	5.23	221.5	0.77	1.47	1.22	1.02	33
15.36	13.63	191.9	0.78	1.57	1.21	1.14	22

16.29	(0.24)	30.9	0.61	1.31	1.11	0.81	9
16.33	15.32	33.0	0.74	1.44	1.12	1.06	6
14.48	6.29	34.3	1.11	1.29	1.11	1.29	7
14.13	(2.30)	31.4	1.32	1.20	1.68	0.84	81
14.66	4.59	25.8	1.34	0.89	1.79	0.44	33
15.20	12.99	24.9	1.34	1.01	1.77	0.58	22

16.34	(0.24)	69.1	0.61	1.29	0.91	0.99	9
16.38	15.37	80.2	0.68	1.56	0.92	1.32	6
14.53	6.50	69.9	0.91	1.52	0.91	1.52	7
14.18	(2.11)	59.2	1.12	1.40	1.48	1.04	81
14.71	4.79	52.3	1.14	1.10	1.59	0.65	33
15.26	13.23	41.7	1.15	1.15	1.58	0.72	22

16.50	(0.30)	5.5	0.61	1.36	0.61	1.36	9
16.55	15.44	5.2	0.62	1.63	0.62	1.63	6
14.68	6.90	4.4	0.61	1.87	0.61	1.87	7
14.31	(1.88)	3.4	0.83	1.62	1.19	1.26	81
14.84	5.15	4.4	0.84	1.40	1.29	0.95	33
15.37	13.56	3.7	0.85	1.47	1.28	1.04	22

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)

The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2030 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 15%.

(h)	Unaudited.

See accompanying notes to financial statements.	161

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions

	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (h)	$17.70	$0.12	$(0.14)	$(0.02)	$—	$—	$—
Year ended 12/31/2017	15.21	0.27	2.60	2.87	(0.28)	(0.10)	(0.38)
Year ended 12/31/2016	14.68	0.25	0.85	1.10	(0.29)	(0.28)	(0.57)
Year ended 12/31/2015	15.31	0.24	(0.58)	(0.34)	(0.21)	(0.08)	(0.29)
Year ended 12/31/2014	15.99	0.20	0.62	0.82	(0.18)	(1.32)	(1.50)
Year ended 12/31/2013	14.46	0.23	2.18	2.41	(0.23)	(0.65)	(0.88)
Class B Shares
Six months ended 06/30/2018 (h)	17.65	0.12	(0.14)	(0.02)	—	—	—
Year ended 12/31/2017	15.16	0.25	2.61	2.86	(0.27)	(0.10)	(0.37)
Year ended 12/31/2016	14.62	0.21	0.85	1.06	(0.24)	(0.28)	(0.52)
Year ended 12/31/2015	15.22	0.14	(0.56)	(0.42)	(0.10)	(0.08)	(0.18)
Year ended 12/31/2014	15.90	0.08	0.62	0.70	(0.06)	(1.32)	(1.38)
Year ended 12/31/2013	14.40	0.11	2.16	2.27	(0.12)	(0.65)	(0.77)
Premier Shares
Six months ended 06/30/2018 (h)	17.78	0.13	(0.14)	(0.01)	—	—	—
Year ended 12/31/2017	15.27	0.30	2.61	2.91	(0.30)	(0.10)	(0.40)
Year ended 12/31/2016	14.74	0.29	0.83	1.12	(0.31)	(0.28)	(0.59)
Year ended 12/31/2015	15.36	0.24	(0.57)	(0.33)	(0.21)	(0.08)	(0.29)
Year ended 12/31/2014	16.03	0.20	0.63	0.83	(0.18)	(1.32)	(1.50)
Year ended 12/31/2013	14.50	0.22	2.18	2.40	(0.22)	(0.65)	(0.87)
Legacy Class B Shares
Six months ended 06/30/2018 (h)	17.91	0.11	(0.13)	(0.02)	—	—	—
Year ended 12/31/2017	15.36	0.23	2.67	2.90	(0.25)	(0.10)	(0.35)
Year ended 12/31/2016	14.80	0.18	0.86	1.04	(0.20)	(0.28)	(0.48)
Year ended 12/31/2015	15.41	0.17	(0.58)	(0.41)	(0.12)	(0.08)	(0.20)
Year ended 12/31/2014	16.05	0.13	0.64	0.77	(0.09)	(1.32)	(1.41)
Year ended 12/31/2013	14.50	0.14	2.20	2.34	(0.14)	(0.65)	(0.79)
Institutional Shares
Six months ended 06/30/2018 (h)	17.87	0.12	(0.14)	(0.02)	—	—	—
Year ended 12/31/2017	15.35	0.29	2.63	2.92	(0.30)	(0.10)	(0.40)
Year ended 12/31/2016	14.81	0.30	0.85	1.15	(0.33)	(0.28)	(0.61)
Year ended 12/31/2015	15.44	0.28	(0.59)	(0.31)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2014	16.11	0.24	0.63	0.87	(0.22)	(1.32)	(1.54)
Year ended 12/31/2013	14.56	0.27	2.19	2.46	(0.26)	(0.65)	(0.91)
Class R-1 Shares
Six months ended 06/30/2018 (h)	17.63	0.11	(0.14)	(0.03)	—	—	—
Year ended 12/31/2017	15.14	0.25	2.60	2.85	(0.26)	(0.10)	(0.36)
Year ended 12/31/2016	14.61	0.20	0.84	1.04	(0.23)	(0.28)	(0.51)
Year ended 12/31/2015	15.25	0.20	(0.59)	(0.39)	(0.17)	(0.08)	(0.25)
Year ended 12/31/2014	15.92	0.15	0.62	0.77	(0.12)	(1.32)	(1.44)
Year ended 12/31/2013	14.41	0.17	2.17	2.34	(0.18)	(0.65)	(0.83)
Class R-2 Shares
Six months ended 06/30/2018 (h)	17.68	0.11	(0.13)	(0.02)	—	—	—
Year ended 12/31/2017	15.19	0.26	2.60	2.86	(0.27)	(0.10)	(0.37)
Year ended 12/31/2016	14.68	0.25	0.82	1.07	(0.28)	(0.28)	(0.56)
Year ended 12/31/2015	15.30	0.22	(0.57)	(0.35)	(0.19)	(0.08)	(0.27)
Year ended 12/31/2014	15.99	0.18	0.62	0.80	(0.17)	(1.32)	(1.49)
Year ended 12/31/2013	14.46	0.20	2.18	2.38	(0.20)	(0.65)	(0.85)
Class R-3 Shares
Six months ended 06/30/2018 (h)	18.07	0.12	(0.14)	(0.02)	—	—	—
Year ended 12/31/2017	15.52	0.28	2.65	2.93	(0.28)	(0.10)	(0.38)
Year ended 12/31/2016	14.97	0.30	0.85	1.15	(0.32)	(0.28)	(0.60)
Year ended 12/31/2015	15.60	0.28	(0.59)	(0.31)	(0.24)	(0.08)	(0.32)
Year ended 12/31/2014	16.26	0.24	0.63	0.87	(0.21)	(1.32)	(1.53)
Year ended 12/31/2013	14.70	0.25	2.21	2.46	(0.25)	(0.65)	(0.90)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)

Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)

Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Premier and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

162	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$17.68	(0.11)%	$881.6	0.54%	1.40%	0.79%	1.15%	9%
17.70	18.92	914.4	0.60	1.65	0.79	1.46	6
15.21	7.47	827.8	0.80	1.68	0.80	1.68	6
14.68	(2.21)	816.4	0.98	1.58	1.36	1.20	80
15.31	5.12	719.1	1.01	1.23	1.47	0.77	42
15.99	16.65	579.2	1.01	1.47	1.46	1.02	26

17.63	(0.11)	24.2	0.54	1.34	0.99	0.89	9
17.65	18.89	27.7	0.66	1.52	0.99	1.19	6
15.16	7.29	30.3	1.00	1.42	1.00	1.42	6
14.62	(2.76)	36.4	1.57	0.91	1.96	0.52	80
15.22	4.38	44.1	1.71	0.52	2.17	0.06	42
15.90	15.75	41.7	1.72	0.73	2.17	0.28	26

17.77	(0.06)	481.6	0.44	1.49	0.69	1.24	9
17.78	19.12	484.2	0.50	1.79	0.69	1.60	6
15.27	7.58	375.9	0.72	1.93	0.72	1.93	6
14.74	(2.18)	258.8	0.99	1.54	1.37	1.16	80
15.36	5.13	264.3	1.01	1.22	1.47	0.76	42
16.03	16.56	249.1	1.02	1.43	1.47	0.98	26

17.89	(0.11)	7.1	0.54	1.27	1.19	0.62	9
17.91	18.91	9.0	0.72	1.40	1.19	0.93	6
15.36	7.04	11.6	1.20	1.18	1.20	1.18	6
14.80	(2.64)	15.2	1.39	1.07	1.78	0.68	80
15.41	4.76	20.4	1.41	0.80	1.87	0.34	42
16.05	16.09	28.1	1.42	0.93	1.87	0.48	26

17.85	(0.11)	383.9	0.54	1.40	0.54	1.40	9
17.87	19.02	385.4	0.54	1.73	0.54	1.73	6
15.35	7.75	319.8	0.54	1.98	0.54	1.98	6
14.81	(1.98)	282.3	0.73	1.81	1.11	1.43	80
15.44	5.37	265.5	0.76	1.48	1.22	1.02	42
16.11	16.90	221.4	0.77	1.69	1.22	1.24	26

17.60	(0.17)	24.7	0.61	1.30	1.11	0.80	9
17.63	18.85	26.7	0.73	1.49	1.11	1.11	6
15.14	7.14	25.2	1.11	1.33	1.11	1.33	6
14.61	(2.55)	24.0	1.30	1.29	1.68	0.91	80
15.25	4.79	18.5	1.33	0.90	1.79	0.44	42
15.92	16.27	18.4	1.34	1.11	1.79	0.66	26

17.66	(0.17)	60.4	0.61	1.29	0.91	0.99	9
17.68	18.93	64.5	0.68	1.58	0.91	1.35	6
15.19	7.29	56.5	0.91	1.66	0.91	1.66	6
14.68	(2.27)	45.9	1.10	1.44	1.48	1.06	80
15.30	4.96	43.9	1.13	1.12	1.59	0.66	42
15.99	16.48	33.9	1.14	1.28	1.58	0.84	26

18.05	(0.11)	8.1	0.61	1.36	0.61	1.36	9
18.07	18.93	7.8	0.61	1.66	0.61	1.66	6
15.52	7.68	6.4	0.61	1.96	0.61	1.96	6
14.97	(2.02)	5.0	0.80	1.76	1.18	1.38	80
15.60	5.32	4.3	0.83	1.41	1.29	0.95	42
16.26	16.71	3.5	0.84	1.61	1.29	1.16	26

(g)

The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2040 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 13%.

(h)	Unaudited.

See accompanying notes to financial statements.	163

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2018 (h)	$12.40	$0.09	$(0.10)	$(0.01)	$—	$—	$—
Year ended 12/31/2017	10.49	0.19	1.95	2.14	(0.20)	(0.03)	(0.23)
Year ended 12/31/2016	10.06	0.17	0.62	0.79	(0.20)	(0.16)	(0.36)
Year ended 12/31/2015	10.46	0.16	(0.40)	(0.24)	(0.12)	(0.04)	(0.16)
Year ended 12/31/2014	10.79	0.13	0.46	0.59	(0.12)	(0.80)	(0.92)
Year ended 12/31/2013	9.63	0.17	1.69	1.86	(0.15)	(0.55)	(0.70)
Premier Shares
Six months ended 06/30/2018 (h)	12.37	0.09	(0.10)	(0.01)	—	—	—
Year ended 12/31/2017	10.46	0.21	1.94	2.15	(0.21)	(0.03)	(0.24)
Period ended 12/31/2016 (i)	10.20	0.18	0.47	0.65	(0.23)	(0.16)	(0.39)
Class R-1 Shares
Six months ended 06/30/2018 (h)	12.42	0.08	(0.09)	(0.01)	—	—	—
Year ended 12/31/2017	10.51	0.18	1.94	2.12	(0.18)	(0.03)	(0.21)
Year ended 12/31/2016	10.09	0.15	0.60	0.75	(0.17)	(0.16)	(0.33)
Year ended 12/31/2015	10.49	0.13	(0.40)	(0.27)	(0.09)	(0.04)	(0.13)
Year ended 12/31/2014	10.83	0.10	0.44	0.54	(0.08)	(0.80)	(0.88)
Year ended 12/31/2013	9.66	0.13	1.70	1.83	(0.11)	(0.55)	(0.66)
Class R-2 Shares
Six months ended 06/30/2018 (h)	12.43	0.08	(0.09)	(0.01)	—	—	—
Year ended 12/31/2017	10.52	0.18	1.95	2.13	(0.19)	(0.03)	(0.22)
Year ended 12/31/2016	10.10	0.17	0.60	0.77	(0.19)	(0.16)	(0.35)
Year ended 12/31/2015	10.50	0.15	(0.40)	(0.25)	(0.11)	(0.04)	(0.15)
Year ended 12/31/2014	10.84	0.12	0.45	0.57	(0.11)	(0.80)	(0.91)
Year ended 12/31/2013	9.66	0.14	1.71	1.85	(0.12)	(0.55)	(0.67)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)

Through October 30, 2015, net amounts and ratios reflected the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock Master Portfolio, Total International ex U.S. Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Large Cap Index Master Portfolio (collectively the “Underlying Master Portfolios”); but did not reflect indirect proportionate share of the expenses of the other registered investment companies in which the Master Portfolio invested.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A and Premier shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios include the effect of expense reduction changes.

(f)	Effective October 31, 2015, expense ratios relate to the Fund only and do not reflect acquired fund fees and expenses.

(g)

The 2015 portfolio turnover rate reflects the period from November 2, 2015 to December 31, 2015 and excludes in-kind contribution of portfolio securities received after the close of business on October 30, 2015. Through October 30, 2015, the LifePath 2050 Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2015 to October 30, 2015 was 26%.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations May 16, 2016.

164	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (f)	Net investment income (loss) (b) (d)	Portfolio turnover rate (d) (g)

$12.39	(0.08)%	$310.6	0.57%	1.39%	0.82%	1.14%	10%
12.40	20.39	316.8	0.63	1.65	0.83	1.45	6
10.49	7.80	272.8	0.82	1.61	0.82	1.61	5
10.06	(2.35)	296.4	1.01	1.57	1.44	1.14	81
10.46	5.40	239.4	1.04	1.20	1.53	0.71	48
10.79	19.34	170.7	1.08	1.60	1.56	1.12	28

12.36	(0.08)	118.3	0.47	1.49	0.72	1.24	10
12.37	20.58	118.8	0.53	1.78	0.73	1.58	6
10.46	6.32	90.4	0.43	1.75	0.43	1.75	5

12.41	(0.08)	9.0	0.64	1.23	1.14	0.73	10
12.42	20.21	11.5	0.76	1.52	1.15	1.13	6
10.51	7.45	9.9	1.13	1.47	1.13	1.47	5
10.09	(2.61)	7.3	1.33	1.26	1.76	0.83	81
10.49	4.94	5.5	1.36	0.87	1.85	0.38	48
10.83	19.02	4.6	1.40	1.26	1.88	0.78	28

12.42	(0.08)	17.5	0.64	1.26	0.94	0.96	10
12.43	20.24	20.7	0.71	1.56	0.95	1.32	6
10.52	7.62	17.8	0.94	1.65	0.94	1.65	5
10.10	(2.43)	14.6	1.13	1.47	1.56	1.04	81
10.50	5.20	11.5	1.16	1.08	1.65	0.59	48
10.84	19.21	7.5	1.21	1.32	1.68	0.85	28

See accompanying notes to financial statements.	165

P.O. Box 219548 Kansas City, MO 64121-9548 U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1275 PRESORTED STANDARD Not • May Lose Value FDIC • No Bank Guarantee Insured There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products. 8-2018 Printed in U.S.A. 120-6345 b.17-CH AP2018/08/9816

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-800-447-4930.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date	August 28, 2018

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	August 28, 2018